UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)	The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Class A

NEFHX

Loomis Sayles High Income Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$99	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertibles was the main contributor to excess performance during the year. Here, our higher-conviction names in the communications space were positive.

•Our allocation to emerging market credits was a contributor to excess performance during the year, driven by select names in pharmaceuticals and metals and mining.

•Security selection in high yield corporate credit was beneficial, with select names in the communications, technology and consumer non-cyclical contributing.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in non-agency CMBS (commercial mortgage backed securities) and CLOs (collateralized loan obligations).

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High-Yield Bond Index
12/2014	$9,576	$10,000	$10,000
01/2015	$9,637	$10,210	$10,066
02/2015	$9,844	$10,114	$10,309
03/2015	$9,764	$10,161	$10,252
04/2015	$9,931	$10,124	$10,376
05/2015	$9,969	$10,100	$10,407
06/2015	$9,826	$9,990	$10,253
07/2015	$9,724	$10,059	$10,193
08/2015	$9,488	$10,045	$10,015
09/2015	$9,204	$10,113	$9,755
10/2015	$9,475	$10,114	$10,023
11/2015	$9,281	$10,088	$9,800
12/2015	$8,958	$10,055	$9,553
01/2016	$8,704	$10,193	$9,400
02/2016	$8,711	$10,266	$9,453
03/2016	$9,149	$10,360	$9,874
04/2016	$9,518	$10,400	$10,260
05/2016	$9,561	$10,402	$10,323
06/2016	$9,675	$10,589	$10,418
07/2016	$9,909	$10,656	$10,700
08/2016	$10,118	$10,644	$10,924
09/2016	$10,185	$10,638	$10,997
10/2016	$10,182	$10,556	$11,039
11/2016	$10,136	$10,307	$10,987
12/2016	$10,275	$10,321	$11,190
01/2017	$10,443	$10,341	$11,352
02/2017	$10,603	$10,411	$11,517
03/2017	$10,623	$10,405	$11,492
04/2017	$10,682	$10,486	$11,624
05/2017	$10,758	$10,567	$11,725
06/2017	$10,792	$10,556	$11,741
07/2017	$10,924	$10,601	$11,871
08/2017	$10,936	$10,696	$11,867
09/2017	$11,018	$10,645	$11,973
10/2017	$11,013	$10,652	$12,024
11/2017	$11,034	$10,638	$11,993
12/2017	$11,046	$10,687	$12,029
01/2018	$11,163	$10,564	$12,102
02/2018	$11,022	$10,464	$11,999
03/2018	$10,987	$10,531	$11,926
04/2018	$11,053	$10,452	$12,004
05/2018	$10,971	$10,527	$12,000
06/2018	$10,987	$10,514	$12,049
07/2018	$11,116	$10,516	$12,180
08/2018	$11,114	$10,584	$12,270
09/2018	$11,173	$10,516	$12,338
10/2018	$10,990	$10,433	$12,141
11/2018	$10,932	$10,495	$12,037
12/2018	$10,665	$10,688	$11,779
01/2019	$11,142	$10,801	$12,311
02/2019	$11,296	$10,795	$12,516
03/2019	$11,398	$11,003	$12,634
04/2019	$11,559	$11,005	$12,813
05/2019	$11,388	$11,201	$12,661
06/2019	$11,679	$11,341	$12,950
07/2019	$11,679	$11,366	$13,023
08/2019	$11,645	$11,661	$13,075
09/2019	$11,655	$11,599	$13,122
10/2019	$11,674	$11,634	$13,159
11/2019	$11,691	$11,628	$13,202
12/2019	$11,939	$11,620	$13,466
01/2020	$11,952	$11,843	$13,469
02/2020	$11,745	$12,056	$13,279
03/2020	$10,241	$11,985	$11,757
04/2020	$10,688	$12,198	$12,287
05/2020	$11,237	$12,255	$12,828
06/2020	$11,429	$12,332	$12,954
07/2020	$11,970	$12,517	$13,561
08/2020	$12,111	$12,416	$13,690
09/2020	$11,960	$12,409	$13,549
10/2020	$12,011	$12,353	$13,618
11/2020	$12,644	$12,475	$14,157
12/2020	$12,913	$12,492	$14,423
01/2021	$12,886	$12,402	$14,471
02/2021	$12,953	$12,223	$14,524
03/2021	$12,970	$12,071	$14,546
04/2021	$13,128	$12,166	$14,704
05/2021	$13,150	$12,206	$14,748
06/2021	$13,318	$12,291	$14,945
07/2021	$13,333	$12,429	$15,002
08/2021	$13,410	$12,405	$15,079
09/2021	$13,365	$12,298	$15,077
10/2021	$13,258	$12,294	$15,052
11/2021	$13,060	$12,331	$14,905
12/2021	$13,283	$12,299	$15,185
01/2022	$12,893	$12,034	$14,769
02/2022	$12,717	$11,900	$14,618
03/2022	$12,584	$11,569	$14,450
04/2022	$12,038	$11,130	$13,936
05/2022	$11,997	$11,202	$13,971
06/2022	$11,074	$11,026	$13,030
07/2022	$11,762	$11,296	$13,799
08/2022	$11,500	$10,977	$13,481
09/2022	$11,009	$10,502	$12,946
10/2022	$11,289	$10,366	$13,282
11/2022	$11,542	$10,748	$13,570
12/2022	$11,468	$10,699	$13,486
01/2023	$11,945	$11,028	$13,999
02/2023	$11,709	$10,743	$13,819
03/2023	$11,701	$11,016	$13,967
04/2023	$11,759	$11,083	$14,106
05/2023	$11,564	$10,962	$13,977
06/2023	$11,803	$10,923	$14,211
07/2023	$12,005	$10,915	$14,407
08/2023	$12,007	$10,846	$14,447
09/2023	$11,866	$10,570	$14,276
10/2023	$11,525	$10,403	$14,110
11/2023	$12,016	$10,874	$14,749
12/2023	$12,561	$11,291	$15,299
01/2024	$12,522	$11,260	$15,298
02/2024	$12,592	$11,101	$15,343
03/2024	$12,670	$11,203	$15,524
04/2024	$12,495	$10,920	$15,378
05/2024	$12,675	$11,105	$15,547
06/2024	$12,746	$11,210	$15,694
07/2024	$13,004	$11,472	$15,999
08/2024	$13,181	$11,637	$16,260
09/2024	$13,546	$11,793	$16,523
10/2024	$13,544	$11,500	$16,434
11/2024	$13,768	$11,622	$16,623
12/2024	$13,701	$11,432	$16,552

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	9.08%	2.79%	3.65%
Class A with 4.25% MSCFootnote Reference1	4.37%	1.90%	3.20%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Corporate High-Yield Bond Index	8.19%	4.21%	5.17%
Footnote	Description
Footnote[1]	Maximum sales charge

Effective May 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index. The Fund will retain the Bloomberg U.S. Corporate High-Yield Bond Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$64,194,905
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	373
Portfolio Turnover Rate	106%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.7%
Short-Term Investments	8.0%
Collateralized Loan Obligations	0.4%
Finance Companies	3.1%
Pharmaceuticals	3.4%
Healthcare	3.6%
Independent Energy	4.5%
Property & Casualty Insurance	5.8%
Midstream	7.6%
Cable Satellite	11.6%
Technology	12.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	4.6
Not ratedFootnote Reference^	7.7
C	0.7
CC	0.7
CCC	5.3
B	28.1
BB	48.4
BBB	4.3
A	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

NEFHX

Loomis Sayles High Income Fund

Annual Shareholder Report

December 31, 2024

THI99A-1224

Class C

NEHCX

Loomis Sayles High Income Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$177	1.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertibles was the main contributor to excess performance during the year. Here, our higher-conviction names in the communications space were positive.

•Our allocation to emerging market credits was a contributor to excess performance during the year, driven by select names in pharmaceuticals and metals and mining.

•Security selection in high yield corporate credit was beneficial, with select names in the communications, technology and consumer non-cyclical contributing.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in non-agency CMBS (commercial mortgage backed securities) and CLOs (collateralized loan obligations).

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High-Yield Bond Index
12/2014	$10,000	$10,000	$10,000
01/2015	$10,058	$10,210	$10,066
02/2015	$10,268	$10,114	$10,309
03/2015	$10,179	$10,161	$10,252
04/2015	$10,323	$10,124	$10,376
05/2015	$10,379	$10,100	$10,407
06/2015	$10,224	$9,990	$10,253
07/2015	$10,111	$10,059	$10,193
08/2015	$9,860	$10,045	$10,015
09/2015	$9,560	$10,113	$9,755
10/2015	$9,834	$10,114	$10,023
11/2015	$9,627	$10,088	$9,800
12/2015	$9,285	$10,055	$9,553
01/2016	$9,018	$10,193	$9,400
02/2016	$9,020	$10,266	$9,453
03/2016	$9,466	$10,360	$9,874
04/2016	$9,842	$10,400	$10,260
05/2016	$9,880	$10,402	$10,323
06/2016	$9,992	$10,589	$10,418
07/2016	$10,227	$10,656	$10,700
08/2016	$10,435	$10,644	$10,924
09/2016	$10,498	$10,638	$10,997
10/2016	$10,488	$10,556	$11,039
11/2016	$10,432	$10,307	$10,987
12/2016	$10,593	$10,321	$11,190
01/2017	$10,734	$10,341	$11,352
02/2017	$10,891	$10,411	$11,517
03/2017	$10,905	$10,405	$11,492
04/2017	$10,959	$10,486	$11,624
05/2017	$11,055	$10,567	$11,725
06/2017	$11,058	$10,556	$11,741
07/2017	$11,186	$10,601	$11,871
08/2017	$11,191	$10,696	$11,867
09/2017	$11,267	$10,645	$11,973
10/2017	$11,255	$10,652	$12,024
11/2017	$11,269	$10,638	$11,993
12/2017	$11,299	$10,687	$12,029
01/2018	$11,385	$10,564	$12,102
02/2018	$11,235	$10,464	$11,999
03/2018	$11,192	$10,531	$11,926
04/2018	$11,252	$10,452	$12,004
05/2018	$11,162	$10,527	$12,000
06/2018	$11,170	$10,514	$12,049
07/2018	$11,293	$10,516	$12,180
08/2018	$11,311	$10,584	$12,270
09/2018	$11,364	$10,516	$12,338
10/2018	$11,171	$10,433	$12,141
11/2018	$11,079	$10,495	$12,037
12/2018	$10,801	$10,688	$11,779
01/2019	$11,276	$10,801	$12,311
02/2019	$11,425	$10,795	$12,516
03/2019	$11,548	$11,003	$12,634
04/2019	$11,703	$11,005	$12,813
05/2019	$11,524	$11,201	$12,661
06/2019	$11,783	$11,341	$12,950
07/2019	$11,801	$11,366	$13,023
08/2019	$11,733	$11,661	$13,075
09/2019	$11,736	$11,599	$13,122
10/2019	$11,746	$11,634	$13,159
11/2019	$11,784	$11,628	$13,202
12/2019	$12,024	$11,620	$13,466
01/2020	$12,031	$11,843	$13,469
02/2020	$11,788	$12,056	$13,279
03/2020	$10,303	$11,985	$11,757
04/2020	$10,744	$12,198	$12,287
05/2020	$11,257	$12,255	$12,828
06/2020	$11,442	$12,332	$12,954
07/2020	$12,003	$12,517	$13,561
08/2020	$12,136	$12,416	$13,690
09/2020	$11,979	$12,409	$13,549
10/2020	$11,993	$12,353	$13,618
11/2020	$12,645	$12,475	$14,157
12/2020	$12,902	$12,492	$14,423
01/2021	$12,868	$12,402	$14,471
02/2021	$12,928	$12,223	$14,524
03/2021	$12,908	$12,071	$14,546
04/2021	$13,087	$12,166	$14,704
05/2021	$13,098	$12,206	$14,748
06/2021	$13,257	$12,291	$14,945
07/2021	$13,263	$12,429	$15,002
08/2021	$13,300	$12,405	$15,079
09/2021	$13,277	$12,298	$15,077
10/2021	$13,163	$12,294	$15,052
11/2021	$12,928	$12,331	$14,905
12/2021	$13,169	$12,299	$15,185
01/2022	$12,777	$12,034	$14,769
02/2022	$12,595	$11,900	$14,618
03/2022	$12,427	$11,569	$14,450
04/2022	$11,911	$11,130	$13,936
05/2022	$11,863	$11,202	$13,971
06/2022	$10,916	$11,026	$13,030
07/2022	$11,617	$11,296	$13,799
08/2022	$11,351	$10,977	$13,481
09/2022	$10,862	$10,502	$12,946
10/2022	$11,099	$10,366	$13,282
11/2022	$11,372	$10,748	$13,570
12/2022	$11,260	$10,699	$13,486
01/2023	$11,761	$11,028	$13,999
02/2023	$11,528	$10,743	$13,819
03/2023	$11,521	$11,016	$13,967
04/2023	$11,578	$11,083	$14,106
05/2023	$11,386	$10,962	$13,977
06/2023	$11,621	$10,923	$14,211
07/2023	$11,819	$10,915	$14,407
08/2023	$11,822	$10,846	$14,447
09/2023	$11,683	$10,570	$14,276
10/2023	$11,347	$10,403	$14,110
11/2023	$11,831	$10,874	$14,749
12/2023	$12,367	$11,291	$15,299
01/2024	$12,329	$11,260	$15,298
02/2024	$12,398	$11,101	$15,343
03/2024	$12,475	$11,203	$15,524
04/2024	$12,303	$10,920	$15,378
05/2024	$12,479	$11,105	$15,547
06/2024	$12,550	$11,210	$15,694
07/2024	$12,803	$11,472	$15,999
08/2024	$12,977	$11,637	$16,260
09/2024	$13,337	$11,793	$16,523
10/2024	$13,335	$11,500	$16,434
11/2024	$13,556	$11,622	$16,623
12/2024	$13,490	$11,432	$16,552

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	8.19%	1.99%	3.04%
Class C with 1.00% CDSCFootnote Reference1	7.19%	1.99%	3.04%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Corporate High-Yield Bond Index	8.19%	4.21%	5.17%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Effective May 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index. The Fund will retain the Bloomberg U.S. Corporate High-Yield Bond Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$64,194,905
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	373
Portfolio Turnover Rate	106%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.7%
Short-Term Investments	8.0%
Collateralized Loan Obligations	0.4%
Finance Companies	3.1%
Pharmaceuticals	3.4%
Healthcare	3.6%
Independent Energy	4.5%
Property & Casualty Insurance	5.8%
Midstream	7.6%
Cable Satellite	11.6%
Technology	12.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	4.6
Not ratedFootnote Reference^	7.7
C	0.7
CC	0.7
CCC	5.3
B	28.1
BB	48.4
BBB	4.3
A	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

NEHCX

Loomis Sayles High Income Fund

Annual Shareholder Report

December 31, 2024

THI99C-1224

Class N

LSHNX

Loomis Sayles High Income Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$68	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertibles was the main contributor to excess performance during the year. Here, our higher-conviction names in the communications space were positive.

•Our allocation to emerging market credits was a contributor to excess performance during the year, driven by select names in pharmaceuticals and metals and mining.

•Security selection in high yield corporate credit was beneficial, with select names in the communications, technology and consumer non-cyclical contributing.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in non-agency CMBS (commercial mortgage backed securities) and CLOs (collateralized loan obligations).

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High-Yield Bond Index
11/2016	$10,000	$10,000	$10,000
12/2016	$10,164	$10,014	$10,185
01/2017	$10,309	$10,034	$10,332
02/2017	$10,470	$10,101	$10,483
03/2017	$10,492	$10,096	$10,459
04/2017	$10,553	$10,174	$10,580
05/2017	$10,656	$10,252	$10,672
06/2017	$10,668	$10,242	$10,687
07/2017	$10,801	$10,286	$10,805
08/2017	$10,815	$10,378	$10,801
09/2017	$10,899	$10,329	$10,898
10/2017	$10,897	$10,335	$10,944
11/2017	$10,921	$10,321	$10,916
12/2017	$10,961	$10,369	$10,949
01/2018	$11,054	$10,249	$11,015
02/2018	$10,917	$10,152	$10,921
03/2018	$10,910	$10,217	$10,855
04/2018	$10,953	$10,141	$10,926
05/2018	$10,875	$10,214	$10,923
06/2018	$10,893	$10,201	$10,966
07/2018	$11,025	$10,204	$11,086
08/2018	$11,026	$10,269	$11,168
09/2018	$11,113	$10,203	$11,230
10/2018	$10,934	$10,122	$11,050
11/2018	$10,853	$10,183	$10,955
12/2018	$10,616	$10,370	$10,721
01/2019	$11,094	$10,480	$11,205
02/2019	$11,250	$10,474	$11,392
03/2019	$11,381	$10,675	$11,499
04/2019	$11,518	$10,678	$11,662
05/2019	$11,377	$10,867	$11,524
06/2019	$11,643	$11,004	$11,786
07/2019	$11,646	$11,028	$11,853
08/2019	$11,615	$11,314	$11,900
09/2019	$11,628	$11,254	$11,944
10/2019	$11,649	$11,287	$11,977
11/2019	$11,697	$11,282	$12,016
12/2019	$11,920	$11,274	$12,256
01/2020	$11,936	$11,491	$12,259
02/2020	$11,732	$11,698	$12,086
03/2020	$10,233	$11,629	$10,701
04/2020	$10,682	$11,836	$11,183
05/2020	$11,233	$11,891	$11,676
06/2020	$11,428	$11,966	$11,790
07/2020	$11,971	$12,144	$12,343
08/2020	$12,116	$12,046	$12,461
09/2020	$11,968	$12,040	$12,332
10/2020	$12,022	$11,986	$12,395
11/2020	$12,658	$12,103	$12,885
12/2020	$12,931	$12,120	$13,128
01/2021	$12,907	$12,033	$13,171
02/2021	$13,008	$11,860	$13,220
03/2021	$12,999	$11,711	$13,239
04/2021	$13,160	$11,804	$13,383
05/2021	$13,215	$11,843	$13,423
06/2021	$13,357	$11,926	$13,603
07/2021	$13,376	$12,059	$13,654
08/2021	$13,456	$12,036	$13,725
09/2021	$13,414	$11,932	$13,723
10/2021	$13,311	$11,929	$13,700
11/2021	$13,115	$11,964	$13,566
12/2021	$13,343	$11,933	$13,821
01/2022	$12,954	$11,676	$13,443
02/2022	$12,780	$11,546	$13,305
03/2022	$12,650	$11,225	$13,152
04/2022	$12,104	$10,799	$12,685
05/2022	$12,065	$10,869	$12,716
06/2022	$11,140	$10,698	$11,860
07/2022	$11,835	$10,960	$12,560
08/2022	$11,574	$10,650	$12,270
09/2022	$11,083	$10,190	$11,783
10/2022	$11,367	$10,058	$12,089
11/2022	$11,626	$10,428	$12,351
12/2022	$11,554	$10,381	$12,274
01/2023	$12,037	$10,700	$12,742
02/2023	$11,802	$10,423	$12,578
03/2023	$11,797	$10,688	$12,712
04/2023	$11,859	$10,753	$12,839
05/2023	$11,665	$10,636	$12,722
06/2023	$11,909	$10,598	$12,934
07/2023	$12,116	$10,591	$13,113
08/2023	$12,156	$10,523	$13,149
09/2023	$11,982	$10,256	$12,994
10/2023	$11,640	$10,094	$12,842
11/2023	$12,139	$10,551	$13,424
12/2023	$12,692	$10,955	$13,925
01/2024	$12,656	$10,925	$13,924
02/2024	$12,729	$10,770	$13,965
03/2024	$12,848	$10,870	$14,130
04/2024	$12,674	$10,595	$13,997
05/2024	$12,822	$10,775	$14,151
06/2024	$12,898	$10,877	$14,285
07/2024	$13,162	$11,131	$14,562
08/2024	$13,381	$11,291	$14,800
09/2024	$13,717	$11,442	$15,039
10/2024	$13,719	$11,158	$14,958
11/2024	$13,949	$11,276	$15,130
12/2024	$13,885	$11,092	$15,066

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 11/30/16
Class N	9.40%	3.10%	4.14%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.29%
Bloomberg U.S. Corporate High-Yield Bond Index	8.19%	4.21%	5.18%

Effective May 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index. The Fund will retain the Bloomberg U.S. Corporate High-Yield Bond Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$64,194,905
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	373
Portfolio Turnover Rate	106%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.7%
Short-Term Investments	8.0%
Collateralized Loan Obligations	0.4%
Finance Companies	3.1%
Pharmaceuticals	3.4%
Healthcare	3.6%
Independent Energy	4.5%
Property & Casualty Insurance	5.8%
Midstream	7.6%
Cable Satellite	11.6%
Technology	12.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	4.6
Not ratedFootnote Reference^	7.7
C	0.7
CC	0.7
CCC	5.3
B	28.1
BB	48.4
BBB	4.3
A	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LSHNX

Loomis Sayles High Income Fund

Annual Shareholder Report

December 31, 2024

THI99N-1224

Class Y

NEHYX

Loomis Sayles High Income Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$73	0.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertibles was the main contributor to excess performance during the year. Here, our higher-conviction names in the communications space were positive.

•Our allocation to emerging market credits was a contributor to excess performance during the year, driven by select names in pharmaceuticals and metals and mining.

•Security selection in high yield corporate credit was beneficial, with select names in the communications, technology and consumer non-cyclical contributing.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in non-agency CMBS (commercial mortgage backed securities) and CLOs (collateralized loan obligations).

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High-Yield Bond Index
12/2014	$10,000	$10,000	$10,000
01/2015	$10,066	$10,210	$10,066
02/2015	$10,285	$10,114	$10,309
03/2015	$10,204	$10,161	$10,252
04/2015	$10,380	$10,124	$10,376
05/2015	$10,422	$10,100	$10,407
06/2015	$10,275	$9,990	$10,253
07/2015	$10,170	$10,059	$10,193
08/2015	$9,925	$10,045	$10,015
09/2015	$9,629	$10,113	$9,755
10/2015	$9,916	$10,114	$10,023
11/2015	$9,714	$10,088	$9,800
12/2015	$9,378	$10,055	$9,553
01/2016	$9,114	$10,193	$9,400
02/2016	$9,123	$10,266	$9,453
03/2016	$9,585	$10,360	$9,874
04/2016	$9,974	$10,400	$10,260
05/2016	$10,021	$10,402	$10,323
06/2016	$10,144	$10,589	$10,418
07/2016	$10,392	$10,656	$10,700
08/2016	$10,613	$10,644	$10,924
09/2016	$10,687	$10,638	$10,997
10/2016	$10,686	$10,556	$11,039
11/2016	$10,639	$10,307	$10,987
12/2016	$10,788	$10,321	$11,190
01/2017	$10,968	$10,341	$11,352
02/2017	$11,138	$10,411	$11,517
03/2017	$11,161	$10,405	$11,492
04/2017	$11,226	$10,486	$11,624
05/2017	$11,309	$10,567	$11,725
06/2017	$11,347	$10,556	$11,741
07/2017	$11,462	$10,601	$11,871
08/2017	$11,504	$10,696	$11,867
09/2017	$11,592	$10,645	$11,973
10/2017	$11,590	$10,652	$12,024
11/2017	$11,615	$10,638	$11,993
12/2017	$11,630	$10,687	$12,029
01/2018	$11,755	$10,564	$12,102
02/2018	$11,582	$10,464	$11,999
03/2018	$11,574	$10,531	$11,926
04/2018	$11,619	$10,452	$12,004
05/2018	$11,563	$10,527	$12,000
06/2018	$11,582	$10,514	$12,049
07/2018	$11,721	$10,516	$12,180
08/2018	$11,722	$10,584	$12,270
09/2018	$11,786	$10,516	$12,338
10/2018	$11,596	$10,433	$12,141
11/2018	$11,537	$10,495	$12,037
12/2018	$11,257	$10,688	$11,779
01/2019	$11,764	$10,801	$12,311
02/2019	$11,929	$10,795	$12,516
03/2019	$12,068	$11,003	$12,634
04/2019	$12,242	$11,005	$12,813
05/2019	$12,063	$11,201	$12,661
06/2019	$12,345	$11,341	$12,950
07/2019	$12,377	$11,366	$13,023
08/2019	$12,314	$11,661	$13,075
09/2019	$12,328	$11,599	$13,122
10/2019	$12,379	$11,634	$13,159
11/2019	$12,400	$11,628	$13,202
12/2019	$12,666	$11,620	$13,466
01/2020	$12,683	$11,843	$13,469
02/2020	$12,436	$12,056	$13,279
03/2020	$10,873	$11,985	$11,757
04/2020	$11,350	$12,198	$12,287
05/2020	$11,904	$12,255	$12,828
06/2020	$12,111	$12,332	$12,954
07/2020	$12,719	$12,517	$13,561
08/2020	$12,841	$12,416	$13,690
09/2020	$12,683	$12,409	$13,549
10/2020	$12,740	$12,353	$13,618
11/2020	$13,415	$12,475	$14,157
12/2020	$13,704	$12,492	$14,423
01/2021	$13,678	$12,402	$14,471
02/2021	$13,754	$12,223	$14,524
03/2021	$13,775	$12,071	$14,546
04/2021	$13,946	$12,166	$14,704
05/2021	$13,972	$12,206	$14,748
06/2021	$14,154	$12,291	$14,945
07/2021	$14,174	$12,429	$15,002
08/2021	$14,259	$12,405	$15,079
09/2021	$14,214	$12,298	$15,077
10/2021	$14,103	$12,294	$15,052
11/2021	$13,894	$12,331	$14,905
12/2021	$14,136	$12,299	$15,185
01/2022	$13,722	$12,034	$14,769
02/2022	$13,537	$11,900	$14,618
03/2022	$13,398	$11,569	$14,450
04/2022	$12,818	$11,130	$13,936
05/2022	$12,810	$11,202	$13,971
06/2022	$11,794	$11,026	$13,030
07/2022	$12,531	$11,296	$13,799
08/2022	$12,254	$10,977	$13,481
09/2022	$11,732	$10,502	$12,946
10/2022	$12,034	$10,366	$13,282
11/2022	$12,308	$10,748	$13,570
12/2022	$12,231	$10,699	$13,486
01/2023	$12,743	$11,028	$13,999
02/2023	$12,493	$10,743	$13,819
03/2023	$12,523	$11,016	$13,967
04/2023	$12,553	$11,083	$14,106
05/2023	$12,346	$10,962	$13,977
06/2023	$12,605	$10,923	$14,211
07/2023	$12,860	$10,915	$14,407
08/2023	$12,865	$10,846	$14,447
09/2023	$12,680	$10,570	$14,276
10/2023	$12,354	$10,403	$14,110
11/2023	$12,883	$10,874	$14,749
12/2023	$13,470	$11,291	$15,299
01/2024	$13,393	$11,260	$15,298
02/2024	$13,470	$11,101	$15,343
03/2024	$13,595	$11,203	$15,524
04/2024	$13,411	$10,920	$15,378
05/2024	$13,567	$11,105	$15,547
06/2024	$13,686	$11,210	$15,694
07/2024	$13,925	$11,472	$15,999
08/2024	$14,158	$11,637	$16,260
09/2024	$14,513	$11,793	$16,523
10/2024	$14,514	$11,500	$16,434
11/2024	$14,758	$11,622	$16,623
12/2024	$14,689	$11,432	$16,552

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class Y	9.05%	3.01%	3.92%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Corporate High-Yield Bond Index	8.19%	4.21%	5.17%

Effective May 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index. The Fund will retain the Bloomberg U.S. Corporate High-Yield Bond Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$64,194,905
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	373
Portfolio Turnover Rate	106%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.7%
Short-Term Investments	8.0%
Collateralized Loan Obligations	0.4%
Finance Companies	3.1%
Pharmaceuticals	3.4%
Healthcare	3.6%
Independent Energy	4.5%
Property & Casualty Insurance	5.8%
Midstream	7.6%
Cable Satellite	11.6%
Technology	12.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	4.6
Not ratedFootnote Reference^	7.7
C	0.7
CC	0.7
CCC	5.3
B	28.1
BB	48.4
BBB	4.3
A	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

NEHYX

Loomis Sayles High Income Fund

Annual Shareholder Report

December 31, 2024

THI99Y-1224

Class A

LIGGX

Loomis Sayles International Growth Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$129	1.21%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value. Given the rare confluence of quality, growth, and valuation, ours is a selective, high-conviction portfolio of typically 30-45 names.

Top Contributors to Performance

•The Fund’s positions in Tesla, Trip.com, and SAP contributed the most to performance.

•Stock selection in the consumer discretionary, information technology, healthcare, and communication services sectors, along with our allocations in the information technology and consumer discretionary sectors, contributed positively to relative performance.

Top Detractors from Performance

•The Fund’s positions in Ambev, Nestle, and Vipshop detracted the most from performance.

•Stock selection in the consumer staples, industrials, and financials sectors, along with our allocations in the financials, consumer staples, healthcare, and industrials sectors, detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the period, we initiated a new position in LVMH Moet Hennessy Louis Vuitton. We added to our existing holdings in Novo Nordisk, Roche and Shopify. We trimmed our holdings in Tesla to finance purchases and manage position size. We sold our positions in Sandoz and Pluxee which we received as spin-offs from existing holdings Novartis and Sodexo, respectively.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	MSCI All Country World ex USA Index (Net)
12/2020	$9,554	$10,257
01/2021	$9,667	$10,279
02/2021	$9,752	$10,483
03/2021	$9,526	$10,615
04/2021	$9,801	$10,928
05/2021	$9,933	$11,270
06/2021	$10,047	$11,197
07/2021	$9,386	$11,012
08/2021	$9,745	$11,221
09/2021	$9,216	$10,862
10/2021	$9,396	$11,121
11/2021	$8,839	$10,621
12/2021	$9,165	$11,060
01/2022	$8,638	$10,652
02/2022	$8,389	$10,441
03/2022	$8,303	$10,458
04/2022	$7,652	$9,801
05/2022	$7,518	$9,871
06/2022	$7,231	$9,022
07/2022	$7,681	$9,331
08/2022	$7,441	$9,031
09/2022	$6,809	$8,129
10/2022	$6,733	$8,371
11/2022	$7,748	$9,360
12/2022	$7,542	$9,290
01/2023	$8,427	$10,043
02/2023	$8,100	$9,691
03/2023	$8,600	$9,928
04/2023	$8,571	$10,100
05/2023	$8,379	$9,733
06/2023	$8,850	$10,169
07/2023	$9,245	$10,583
08/2023	$8,543	$10,105
09/2023	$8,062	$9,786
10/2023	$7,629	$9,382
11/2023	$8,706	$10,227
12/2023	$9,092	$10,740
01/2024	$8,870	$10,634
02/2024	$9,604	$10,903
03/2024	$9,537	$11,244
04/2024	$9,094	$11,042
05/2024	$9,519	$11,362
06/2024	$9,558	$11,352
07/2024	$9,567	$11,614
08/2024	$10,185	$11,945
09/2024	$10,803	$12,267
10/2024	$10,301	$11,665
11/2024	$10,639	$11,559
12/2024	$10,283	$11,335

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 12/15/20
Class A at NAV	13.09%	2.18%
Class A with 5.75% MSCFootnote Reference1	6.64%	0.69%
MSCI All Country World ex USA Index (Net)	5.49%	3.09%
Footnote	Description
Footnote[1]	Maximum sales charge

Key Fund Statistics

Total Net Assets	$29,063,091
# of Portfolio Holdings (including overnight repurchase agreements)	36
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$95,834

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	16.1%
Short-Term Investments	4.7%
IT Services	4.4%
Interactive Media & Services	5.7%
Beverages	6.6%
Semiconductors & Semiconductor Equipment	6.6%
Automobiles	7.2%
Financial Services	7.8%
Broadline Retail	9.2%
Hotels, Restaurants & Leisure	10.2%
Software	10.3%
Pharmaceuticals	11.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Tesla, Inc.	7.2%
MercadoLibre, Inc.	6.3%
Trip.com Group Ltd., ADR	5.8%
Adyen NV	5.6%
WiseTech Global Ltd.	5.5%
Novo Nordisk AS, Class B	5.5%
SAP SE	4.8%
Tencent Holdings Ltd.	4.5%
Shopify, Inc., Class A	4.4%
ARM Holdings PLC, ADR	4.0%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.1%
Switzerland	3.5%
Canada	4.4%
United Kingdom	4.6%
Germany	4.8%
Denmark	5.5%
Australia	5.5%
Netherlands	5.6%
France	6.4%
Brazil	8.4%
China	21.5%
United States	23.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

LIGGX

Loomis Sayles International Growth Fund

Annual Shareholder Report

December 31, 2024

TLSING99A-1224

Class C

LIGCX

Loomis Sayles International Growth Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$207	1.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value. Given the rare confluence of quality, growth, and valuation, ours is a selective, high-conviction portfolio of typically 30-45 names.

Top Contributors to Performance

•The Fund’s positions in Tesla, Trip.com, and SAP contributed the most to performance.

•Stock selection in the consumer discretionary, information technology, healthcare, and communication services sectors, along with our allocations in the information technology and consumer discretionary sectors, contributed positively to relative performance.

Top Detractors from Performance

•The Fund’s positions in Ambev, Nestle, and Vipshop detracted the most from performance.

•Stock selection in the consumer staples, industrials, and financials sectors, along with our allocations in the financials, consumer staples, healthcare, and industrials sectors, detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the period, we initiated a new position in LVMH Moet Hennessy Louis Vuitton. We added to our existing holdings in Novo Nordisk, Roche and Shopify. We trimmed our holdings in Tesla to finance purchases and manage position size. We sold our positions in Sandoz and Pluxee which we received as spin-offs from existing holdings Novartis and Sodexo, respectively.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	MSCI All Country World ex USA Index (Net)
12/2020	$10,133	$10,257
01/2021	$10,243	$10,279
02/2021	$10,333	$10,483
03/2021	$10,083	$10,615
04/2021	$10,366	$10,928
05/2021	$10,496	$11,270
06/2021	$10,606	$11,197
07/2021	$9,905	$11,012
08/2021	$10,276	$11,221
09/2021	$9,715	$10,862
10/2021	$9,905	$11,121
11/2021	$9,305	$10,621
12/2021	$9,648	$11,060
01/2022	$9,090	$10,652
02/2022	$8,827	$10,441
03/2022	$8,725	$10,458
04/2022	$8,035	$9,801
05/2022	$7,893	$9,871
06/2022	$7,579	$9,022
07/2022	$8,045	$9,331
08/2022	$7,802	$9,031
09/2022	$7,132	$8,129
10/2022	$7,051	$8,371
11/2022	$8,096	$9,360
12/2022	$7,883	$9,290
01/2023	$8,796	$10,043
02/2023	$8,451	$9,691
03/2023	$8,969	$9,928
04/2023	$8,928	$10,100
05/2023	$8,725	$9,733
06/2023	$9,212	$10,169
07/2023	$9,618	$10,583
08/2023	$8,877	$10,105
09/2023	$8,370	$9,786
10/2023	$7,914	$9,382
11/2023	$9,030	$10,227
12/2023	$9,425	$10,740
01/2024	$9,192	$10,634
02/2024	$9,943	$10,903
03/2024	$9,861	$11,244
04/2024	$9,397	$11,042
05/2024	$9,843	$11,362
06/2024	$9,864	$11,352
07/2024	$9,874	$11,614
08/2024	$10,503	$11,945
09/2024	$11,122	$12,267
10/2024	$10,614	$11,665
11/2024	$10,939	$11,559
12/2024	$10,574	$11,335

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 12/15/20
Class C at NAV	12.19%	1.39%
Class C with 1.00% CDSCFootnote Reference1	11.19%	1.39%
MSCI All Country World ex USA Index (Net)	5.49%	3.09%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Key Fund Statistics

Total Net Assets	$29,063,091
# of Portfolio Holdings (including overnight repurchase agreements)	36
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$95,834

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	16.1%
Short-Term Investments	4.7%
IT Services	4.4%
Interactive Media & Services	5.7%
Beverages	6.6%
Semiconductors & Semiconductor Equipment	6.6%
Automobiles	7.2%
Financial Services	7.8%
Broadline Retail	9.2%
Hotels, Restaurants & Leisure	10.2%
Software	10.3%
Pharmaceuticals	11.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Tesla, Inc.	7.2%
MercadoLibre, Inc.	6.3%
Trip.com Group Ltd., ADR	5.8%
Adyen NV	5.6%
WiseTech Global Ltd.	5.5%
Novo Nordisk AS, Class B	5.5%
SAP SE	4.8%
Tencent Holdings Ltd.	4.5%
Shopify, Inc., Class A	4.4%
ARM Holdings PLC, ADR	4.0%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.1%
Switzerland	3.5%
Canada	4.4%
United Kingdom	4.6%
Germany	4.8%
Denmark	5.5%
Australia	5.5%
Netherlands	5.6%
France	6.4%
Brazil	8.4%
China	21.5%
United States	23.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

LIGCX

Loomis Sayles International Growth Fund

Annual Shareholder Report

December 31, 2024

TLSING99C-1224

Class N

LIGNX

Loomis Sayles International Growth Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$96	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value. Given the rare confluence of quality, growth, and valuation, ours is a selective, high-conviction portfolio of typically 30-45 names.

Top Contributors to Performance

•The Fund’s positions in Tesla, Trip.com, and SAP contributed the most to performance.

•Stock selection in the consumer discretionary, information technology, healthcare, and communication services sectors, along with our allocations in the information technology and consumer discretionary sectors, contributed positively to relative performance.

Top Detractors from Performance

•The Fund’s positions in Ambev, Nestle, and Vipshop detracted the most from performance.

•Stock selection in the consumer staples, industrials, and financials sectors, along with our allocations in the financials, consumer staples, healthcare, and industrials sectors, detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the period, we initiated a new position in LVMH Moet Hennessy Louis Vuitton. We added to our existing holdings in Novo Nordisk, Roche and Shopify. We trimmed our holdings in Tesla to finance purchases and manage position size. We sold our positions in Sandoz and Pluxee which we received as spin-offs from existing holdings Novartis and Sodexo, respectively.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	MSCI All Country World ex USA Index (Net)
12/2020	$10,138	$10,257
01/2021	$10,258	$10,279
02/2021	$10,348	$10,483
03/2021	$10,108	$10,615
04/2021	$10,411	$10,928
05/2021	$10,551	$11,270
06/2021	$10,671	$11,197
07/2021	$9,970	$11,012
08/2021	$10,361	$11,221
09/2021	$9,800	$10,862
10/2021	$10,000	$11,121
11/2021	$9,400	$10,621
12/2021	$9,756	$11,060
01/2022	$9,196	$10,652
02/2022	$8,941	$10,441
03/2022	$8,849	$10,458
04/2022	$8,157	$9,801
05/2022	$8,014	$9,871
06/2022	$7,699	$9,022
07/2022	$8,188	$9,331
08/2022	$7,943	$9,031
09/2022	$7,261	$8,129
10/2022	$7,190	$8,371
11/2022	$8,269	$9,360
12/2022	$8,052	$9,290
01/2023	$8,996	$10,043
02/2023	$8,647	$9,691
03/2023	$9,190	$9,928
04/2023	$9,149	$10,100
05/2023	$8,955	$9,733
06/2023	$9,457	$10,169
07/2023	$9,888	$10,583
08/2023	$9,139	$10,105
09/2023	$8,616	$9,786
10/2023	$8,165	$9,382
11/2023	$9,324	$10,227
12/2023	$9,742	$10,740
01/2024	$9,494	$10,634
02/2024	$10,289	$10,903
03/2024	$10,206	$11,244
04/2024	$9,744	$11,042
05/2024	$10,209	$11,362
06/2024	$10,240	$11,352
07/2024	$10,260	$11,614
08/2024	$10,921	$11,945
09/2024	$11,581	$12,267
10/2024	$11,055	$11,665
11/2024	$11,416	$11,559
12/2024	$11,044	$11,335

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 12/15/20
Class N	13.36%	2.49%
MSCI All Country World ex USA Index (Net)	5.49%	3.09%

Key Fund Statistics

Total Net Assets	$29,063,091
# of Portfolio Holdings (including overnight repurchase agreements)	36
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$95,834

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	16.1%
Short-Term Investments	4.7%
IT Services	4.4%
Interactive Media & Services	5.7%
Beverages	6.6%
Semiconductors & Semiconductor Equipment	6.6%
Automobiles	7.2%
Financial Services	7.8%
Broadline Retail	9.2%
Hotels, Restaurants & Leisure	10.2%
Software	10.3%
Pharmaceuticals	11.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Tesla, Inc.	7.2%
MercadoLibre, Inc.	6.3%
Trip.com Group Ltd., ADR	5.8%
Adyen NV	5.6%
WiseTech Global Ltd.	5.5%
Novo Nordisk AS, Class B	5.5%
SAP SE	4.8%
Tencent Holdings Ltd.	4.5%
Shopify, Inc., Class A	4.4%
ARM Holdings PLC, ADR	4.0%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.1%
Switzerland	3.5%
Canada	4.4%
United Kingdom	4.6%
Germany	4.8%
Denmark	5.5%
Australia	5.5%
Netherlands	5.6%
France	6.4%
Brazil	8.4%
China	21.5%
United States	23.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LIGNX

Loomis Sayles International Growth Fund

Annual Shareholder Report

December 31, 2024

TLSING99N-1224

Class Y

LIGYX

Loomis Sayles International Growth Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$102	0.96%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value. Given the rare confluence of quality, growth, and valuation, ours is a selective, high-conviction portfolio of typically 30-45 names.

Top Contributors to Performance

•The Fund’s positions in Tesla, Trip.com, and SAP contributed the most to performance.

•Stock selection in the consumer discretionary, information technology, healthcare, and communication services sectors, along with our allocations in the information technology and consumer discretionary sectors, contributed positively to relative performance.

Top Detractors from Performance

•The Fund’s positions in Ambev, Nestle, and Vipshop detracted the most from performance.

•Stock selection in the consumer staples, industrials, and financials sectors, along with our allocations in the financials, consumer staples, healthcare, and industrials sectors, detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the period, we initiated a new position in LVMH Moet Hennessy Louis Vuitton. We added to our existing holdings in Novo Nordisk, Roche and Shopify. We trimmed our holdings in Tesla to finance purchases and manage position size. We sold our positions in Sandoz and Pluxee which we received as spin-offs from existing holdings Novartis and Sodexo, respectively.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	MSCI All Country World ex USA Index (Net)
12/2020	$10,138	$10,257
01/2021	$10,258	$10,279
02/2021	$10,358	$10,483
03/2021	$10,108	$10,615
04/2021	$10,410	$10,928
05/2021	$10,551	$11,270
06/2021	$10,671	$11,197
07/2021	$9,970	$11,012
08/2021	$10,350	$11,221
09/2021	$9,790	$10,862
10/2021	$10,000	$11,121
11/2021	$9,399	$10,621
12/2021	$9,752	$11,060
01/2022	$9,192	$10,652
02/2022	$8,937	$10,441
03/2022	$8,846	$10,458
04/2022	$8,154	$9,801
05/2022	$8,011	$9,871
06/2022	$7,695	$9,022
07/2022	$8,184	$9,331
08/2022	$7,930	$9,031
09/2022	$7,258	$8,129
10/2022	$7,176	$8,371
11/2022	$8,255	$9,360
12/2022	$8,045	$9,290
01/2023	$8,988	$10,043
02/2023	$8,640	$9,691
03/2023	$9,173	$9,928
04/2023	$9,142	$10,100
05/2023	$8,947	$9,733
06/2023	$9,449	$10,169
07/2023	$9,880	$10,583
08/2023	$9,121	$10,105
09/2023	$8,609	$9,786
10/2023	$8,148	$9,382
11/2023	$9,306	$10,227
12/2023	$9,719	$10,740
01/2024	$9,482	$10,634
02/2024	$10,276	$10,903
03/2024	$10,194	$11,244
04/2024	$9,732	$11,042
05/2024	$10,196	$11,362
06/2024	$10,227	$11,352
07/2024	$10,237	$11,614
08/2024	$10,907	$11,945
09/2024	$11,567	$12,267
10/2024	$11,041	$11,665
11/2024	$11,391	$11,559
12/2024	$11,026	$11,335

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 12/15/20
Class Y	13.45%	2.45%
MSCI All Country World ex USA Index (Net)	5.49%	3.09%

Key Fund Statistics

Total Net Assets	$29,063,091
# of Portfolio Holdings (including overnight repurchase agreements)	36
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$95,834

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	16.1%
Short-Term Investments	4.7%
IT Services	4.4%
Interactive Media & Services	5.7%
Beverages	6.6%
Semiconductors & Semiconductor Equipment	6.6%
Automobiles	7.2%
Financial Services	7.8%
Broadline Retail	9.2%
Hotels, Restaurants & Leisure	10.2%
Software	10.3%
Pharmaceuticals	11.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Tesla, Inc.	7.2%
MercadoLibre, Inc.	6.3%
Trip.com Group Ltd., ADR	5.8%
Adyen NV	5.6%
WiseTech Global Ltd.	5.5%
Novo Nordisk AS, Class B	5.5%
SAP SE	4.8%
Tencent Holdings Ltd.	4.5%
Shopify, Inc., Class A	4.4%
ARM Holdings PLC, ADR	4.0%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.1%
Switzerland	3.5%
Canada	4.4%
United Kingdom	4.6%
Germany	4.8%
Denmark	5.5%
Australia	5.5%
Netherlands	5.6%
France	6.4%
Brazil	8.4%
China	21.5%
United States	23.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

LIGYX

Loomis Sayles International Growth Fund

Annual Shareholder Report

December 31, 2024

TLSING99Y-1224

Class A

LIGRX

Loomis Sayles Investment Grade Bond Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$75	0.74%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in banking and energy were beneficial.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in ABS (asset-backed securities) and CLOs (collateralized loan obligations).

•Security selection in high yield corporate credit was beneficial, led by select names in the communications space.

•Exposure to emerging market credits was a contributor to excess performance during the year. Here, our higher-conviction names in pharmaceuticals and metals and mining were positive.

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond Index
12/2014	$9,572	$10,000	$10,000
01/2015	$9,548	$10,210	$10,264
02/2015	$9,599	$10,114	$10,133
03/2015	$9,514	$10,161	$10,184
04/2015	$9,573	$10,124	$10,130
05/2015	$9,496	$10,100	$10,095
06/2015	$9,347	$9,990	$9,970
07/2015	$9,263	$10,059	$10,043
08/2015	$9,146	$10,045	$10,020
09/2015	$9,087	$10,113	$10,090
10/2015	$9,269	$10,114	$10,090
11/2015	$9,184	$10,088	$10,058
12/2015	$9,062	$10,055	$10,015
01/2016	$8,982	$10,193	$10,156
02/2016	$9,044	$10,266	$10,242
03/2016	$9,388	$10,360	$10,362
04/2016	$9,544	$10,400	$10,411
05/2016	$9,433	$10,402	$10,409
06/2016	$9,601	$10,589	$10,638
07/2016	$9,746	$10,656	$10,723
08/2016	$9,808	$10,644	$10,702
09/2016	$9,819	$10,638	$10,681
10/2016	$9,740	$10,556	$10,578
11/2016	$9,575	$10,307	$10,298
12/2016	$9,605	$10,321	$10,320
01/2017	$9,756	$10,341	$10,348
02/2017	$9,816	$10,411	$10,428
03/2017	$9,832	$10,405	$10,418
04/2017	$9,863	$10,486	$10,504
05/2017	$9,942	$10,567	$10,592
06/2017	$10,045	$10,556	$10,595
07/2017	$10,180	$10,601	$10,639
08/2017	$10,187	$10,696	$10,741
09/2017	$10,200	$10,645	$10,680
10/2017	$10,169	$10,652	$10,689
11/2017	$10,171	$10,638	$10,677
12/2017	$10,218	$10,687	$10,732
01/2018	$10,276	$10,564	$10,609
02/2018	$10,182	$10,464	$10,494
03/2018	$10,219	$10,531	$10,563
04/2018	$10,193	$10,452	$10,473
05/2018	$10,159	$10,527	$10,548
06/2018	$10,128	$10,514	$10,528
07/2018	$10,192	$10,516	$10,536
08/2018	$10,192	$10,584	$10,605
09/2018	$10,220	$10,516	$10,534
10/2018	$10,101	$10,433	$10,443
11/2018	$10,097	$10,495	$10,492
12/2018	$10,153	$10,688	$10,688
01/2019	$10,302	$10,801	$10,813
02/2019	$10,336	$10,795	$10,807
03/2019	$10,487	$11,003	$11,036
04/2019	$10,526	$11,005	$11,042
05/2019	$10,630	$11,201	$11,259
06/2019	$10,781	$11,341	$11,425
07/2019	$10,813	$11,366	$11,442
08/2019	$11,051	$11,661	$11,816
09/2019	$11,000	$11,599	$11,726
10/2019	$11,020	$11,634	$11,759
11/2019	$11,018	$11,628	$11,749
12/2019	$11,044	$11,620	$11,725
01/2020	$11,263	$11,843	$12,005
02/2020	$11,405	$12,056	$12,256
03/2020	$10,731	$11,985	$12,120
04/2020	$11,194	$12,198	$12,390
05/2020	$11,433	$12,255	$12,461
06/2020	$11,648	$12,332	$12,570
07/2020	$11,926	$12,517	$12,823
08/2020	$11,882	$12,416	$12,674
09/2020	$11,876	$12,409	$12,668
10/2020	$11,883	$12,353	$12,592
11/2020	$12,168	$12,475	$12,760
12/2020	$12,304	$12,492	$12,772
01/2021	$12,251	$12,402	$12,639
02/2021	$12,188	$12,223	$12,417
03/2021	$12,104	$12,071	$12,225
04/2021	$12,180	$12,166	$12,333
05/2021	$12,226	$12,206	$12,396
06/2021	$12,314	$12,291	$12,521
07/2021	$12,381	$12,429	$12,686
08/2021	$12,392	$12,405	$12,661
09/2021	$12,350	$12,298	$12,526
10/2021	$12,340	$12,294	$12,532
11/2021	$12,275	$12,331	$12,589
12/2021	$12,313	$12,299	$12,548
01/2022	$12,069	$12,034	$12,242
02/2022	$11,914	$11,900	$12,099
03/2022	$11,680	$11,569	$11,754
04/2022	$11,307	$11,130	$11,288
05/2022	$11,319	$11,202	$11,342
06/2022	$11,058	$11,026	$11,162
07/2022	$11,294	$11,296	$11,404
08/2022	$11,099	$10,977	$11,107
09/2022	$10,677	$10,502	$10,653
10/2022	$10,571	$10,366	$10,521
11/2022	$10,915	$10,748	$10,897
12/2022	$10,881	$10,699	$10,845
01/2023	$11,235	$11,028	$11,172
02/2023	$10,959	$10,743	$10,882
03/2023	$11,236	$11,016	$11,188
04/2023	$11,303	$11,083	$11,259
05/2023	$11,168	$10,962	$11,120
06/2023	$11,151	$10,923	$11,084
07/2023	$11,189	$10,915	$11,075
08/2023	$11,140	$10,846	$11,010
09/2023	$10,889	$10,570	$10,752
10/2023	$10,709	$10,403	$10,599
11/2023	$11,220	$10,874	$11,058
12/2023	$11,680	$11,291	$11,465
01/2024	$11,708	$11,260	$11,439
02/2024	$11,558	$11,101	$11,283
03/2024	$11,686	$11,203	$11,382
04/2024	$11,430	$10,920	$11,112
05/2024	$11,616	$11,105	$11,290
06/2024	$11,732	$11,210	$11,388
07/2024	$11,984	$11,472	$11,643
08/2024	$12,172	$11,637	$11,804
09/2024	$12,338	$11,793	$11,969
10/2024	$12,032	$11,500	$11,684
11/2024	$12,164	$11,622	$11,797
12/2024	$11,965	$11,432	$11,600

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	2.44%	1.61%	2.26%
Class A with 4.25% MSCFootnote Reference1	(1.91%)	0.74%	1.81%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Government/Credit Bond Index	1.18%	(0.21%)	1.50%
Footnote	Description
Footnote[1]	Maximum sales charge

Effective May 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index.

Key Fund Statistics

Total Net Assets	$14,930,264,782
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	999
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$43,536,570

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.2%
Collateralized Loan Obligations	2.9%
Cable Satellite	3.0%
Independent Energy	3.1%
ABS Home Equity	3.5%
Aerospace & Defense	3.8%
Midstream	4.0%
ABS Car Loan	4.3%
ABS Other	5.2%
Banking	6.6%
Technology	10.0%
Treasuries	14.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.0
U.S. Treasury	14.6
Not ratedFootnote Reference^	14.4
CC	0.1
CCC	0.4
B	1.8
BB	6.1
BBB	47.0
A	9.9
AA	1.6
AAA	2.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

LIGRX

Loomis Sayles Investment Grade Bond Fund

Annual Shareholder Report

December 31, 2024

TIG99A-1224

Class C

LGBCX

Loomis Sayles Investment Grade Bond Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$150	1.49%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in banking and energy were beneficial.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in ABS (asset-backed securities) and CLOs (collateralized loan obligations).

•Security selection in high yield corporate credit was beneficial, led by select names in the communications space.

•Exposure to emerging market credits was a contributor to excess performance during the year. Here, our higher-conviction names in pharmaceuticals and metals and mining were positive.

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,966	$10,210	$10,264
02/2015	$10,014	$10,114	$10,133
03/2015	$9,918	$10,161	$10,184
04/2015	$9,974	$10,124	$10,130
05/2015	$9,886	$10,100	$10,095
06/2015	$9,732	$9,990	$9,970
07/2015	$9,629	$10,059	$10,043
08/2015	$9,509	$10,045	$10,020
09/2015	$9,441	$10,113	$10,090
10/2015	$9,625	$10,114	$10,090
11/2015	$9,531	$10,088	$10,058
12/2015	$9,391	$10,055	$10,015
01/2016	$9,311	$10,193	$10,156
02/2016	$9,370	$10,266	$10,242
03/2016	$9,705	$10,360	$10,362
04/2016	$9,863	$10,400	$10,411
05/2016	$9,750	$10,402	$10,409
06/2016	$9,919	$10,589	$10,638
07/2016	$10,055	$10,656	$10,723
08/2016	$10,114	$10,644	$10,702
09/2016	$10,119	$10,638	$10,681
10/2016	$10,029	$10,556	$10,578
11/2016	$9,851	$10,307	$10,298
12/2016	$9,875	$10,321	$10,320
01/2017	$10,035	$10,341	$10,348
02/2017	$10,092	$10,411	$10,428
03/2017	$10,093	$10,405	$10,418
04/2017	$10,119	$10,486	$10,504
05/2017	$10,193	$10,567	$10,592
06/2017	$10,294	$10,556	$10,595
07/2017	$10,427	$10,601	$10,639
08/2017	$10,427	$10,696	$10,741
09/2017	$10,435	$10,645	$10,680
10/2017	$10,395	$10,652	$10,689
11/2017	$10,391	$10,638	$10,677
12/2017	$10,432	$10,687	$10,732
01/2018	$10,486	$10,564	$10,609
02/2018	$10,383	$10,464	$10,494
03/2018	$10,414	$10,531	$10,563
04/2018	$10,381	$10,452	$10,473
05/2018	$10,339	$10,527	$10,548
06/2018	$10,310	$10,514	$10,528
07/2018	$10,369	$10,516	$10,536
08/2018	$10,350	$10,584	$10,605
09/2018	$10,379	$10,516	$10,534
10/2018	$10,250	$10,433	$10,443
11/2018	$10,239	$10,495	$10,492
12/2018	$10,290	$10,688	$10,688
01/2019	$10,426	$10,801	$10,813
02/2019	$10,454	$10,795	$10,807
03/2019	$10,613	$11,003	$11,036
04/2019	$10,635	$11,005	$11,042
05/2019	$10,735	$11,201	$11,259
06/2019	$10,882	$11,341	$11,425
07/2019	$10,907	$11,366	$11,442
08/2019	$11,144	$11,661	$11,816
09/2019	$11,085	$11,599	$11,726
10/2019	$11,097	$11,634	$11,759
11/2019	$11,088	$11,628	$11,749
12/2019	$11,107	$11,620	$11,725
01/2020	$11,313	$11,843	$12,005
02/2020	$11,461	$12,056	$12,256
03/2020	$10,769	$11,985	$12,120
04/2020	$11,222	$12,198	$12,390
05/2020	$11,458	$12,255	$12,461
06/2020	$11,669	$12,332	$12,570
07/2020	$11,943	$12,517	$12,823
08/2020	$11,890	$12,416	$12,674
09/2020	$11,877	$12,409	$12,668
10/2020	$11,876	$12,353	$12,592
11/2020	$12,158	$12,475	$12,760
12/2020	$12,285	$12,492	$12,772
01/2021	$12,225	$12,402	$12,639
02/2021	$12,154	$12,223	$12,417
03/2021	$12,062	$12,071	$12,225
04/2021	$12,131	$12,166	$12,333
05/2021	$12,168	$12,206	$12,396
06/2021	$12,248	$12,291	$12,521
07/2021	$12,297	$12,429	$12,686
08/2021	$12,312	$12,405	$12,661
09/2021	$12,262	$12,298	$12,526
10/2021	$12,233	$12,294	$12,532
11/2021	$12,171	$12,331	$12,589
12/2021	$12,199	$12,299	$12,548
01/2022	$11,948	$12,034	$12,242
02/2022	$11,786	$11,900	$12,099
03/2022	$11,545	$11,569	$11,754
04/2022	$11,174	$11,130	$11,288
05/2022	$11,180	$11,202	$11,342
06/2022	$10,911	$11,026	$11,162
07/2022	$11,140	$11,296	$11,404
08/2022	$10,937	$10,977	$11,107
09/2022	$10,521	$10,502	$10,653
10/2022	$10,397	$10,366	$10,521
11/2022	$10,734	$10,748	$10,897
12/2022	$10,704	$10,699	$10,845
01/2023	$11,052	$11,028	$11,172
02/2023	$10,781	$10,743	$10,882
03/2023	$11,053	$11,016	$11,188
04/2023	$11,119	$11,083	$11,259
05/2023	$10,987	$10,962	$11,120
06/2023	$10,970	$10,923	$11,084
07/2023	$11,008	$10,915	$11,075
08/2023	$10,959	$10,846	$11,010
09/2023	$10,712	$10,570	$10,752
10/2023	$10,535	$10,403	$10,599
11/2023	$11,037	$10,874	$11,058
12/2023	$11,490	$11,291	$11,465
01/2024	$11,518	$11,260	$11,439
02/2024	$11,370	$11,101	$11,283
03/2024	$11,496	$11,203	$11,382
04/2024	$11,245	$10,920	$11,112
05/2024	$11,427	$11,105	$11,290
06/2024	$11,541	$11,210	$11,388
07/2024	$11,790	$11,472	$11,643
08/2024	$11,974	$11,637	$11,804
09/2024	$12,138	$11,793	$11,969
10/2024	$11,836	$11,500	$11,684
11/2024	$11,967	$11,622	$11,797
12/2024	$11,770	$11,432	$11,600

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	1.71%	0.85%	1.64%
Class C with 1.00% CDSCFootnote Reference1	0.74%	0.85%	1.64%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Government/Credit Bond Index	1.18%	(0.21%)	1.50%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Effective May 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index.

Key Fund Statistics

Total Net Assets	$14,930,264,782
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	999
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$43,536,570

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.2%
Collateralized Loan Obligations	2.9%
Cable Satellite	3.0%
Independent Energy	3.1%
ABS Home Equity	3.5%
Aerospace & Defense	3.8%
Midstream	4.0%
ABS Car Loan	4.3%
ABS Other	5.2%
Banking	6.6%
Technology	10.0%
Treasuries	14.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.0
U.S. Treasury	14.6
Not ratedFootnote Reference^	14.4
CC	0.1
CCC	0.4
B	1.8
BB	6.1
BBB	47.0
A	9.9
AA	1.6
AAA	2.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

LGBCX

Loomis Sayles Investment Grade Bond Fund

Annual Shareholder Report

December 31, 2024

TIG99C-1224

Class N

LGBNX

Loomis Sayles Investment Grade Bond Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$45	0.44%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in banking and energy were beneficial.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in ABS (asset-backed securities) and CLOs (collateralized loan obligations).

•Security selection in high yield corporate credit was beneficial, led by select names in the communications space.

•Exposure to emerging market credits was a contributor to excess performance during the year. Here, our higher-conviction names in pharmaceuticals and metals and mining were positive.

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,975	$10,210	$10,264
02/2015	$10,032	$10,114	$10,133
03/2015	$9,945	$10,161	$10,184
04/2015	$10,010	$10,124	$10,130
05/2015	$9,932	$10,100	$10,095
06/2015	$9,788	$9,990	$9,970
07/2015	$9,695	$10,059	$10,043
08/2015	$9,584	$10,045	$10,020
09/2015	$9,525	$10,113	$10,090
10/2015	$9,719	$10,114	$10,090
11/2015	$9,633	$10,088	$10,058
12/2015	$9,503	$10,055	$10,015
01/2016	$9,422	$10,193	$10,156
02/2016	$9,490	$10,266	$10,242
03/2016	$9,845	$10,360	$10,362
04/2016	$10,021	$10,400	$10,411
05/2016	$9,908	$10,402	$10,409
06/2016	$10,087	$10,589	$10,638
07/2016	$10,242	$10,656	$10,723
08/2016	$10,311	$10,644	$10,702
09/2016	$10,317	$10,638	$10,681
10/2016	$10,245	$10,556	$10,578
11/2016	$10,067	$10,307	$10,298
12/2016	$10,101	$10,321	$10,320
01/2017	$10,274	$10,341	$10,348
02/2017	$10,339	$10,411	$10,428
03/2017	$10,359	$10,405	$10,418
04/2017	$10,395	$10,486	$10,504
05/2017	$10,481	$10,567	$10,592
06/2017	$10,593	$10,556	$10,595
07/2017	$10,737	$10,601	$10,639
08/2017	$10,748	$10,696	$10,741
09/2017	$10,765	$10,645	$10,680
10/2017	$10,734	$10,652	$10,689
11/2017	$10,740	$10,638	$10,677
12/2017	$10,794	$10,687	$10,732
01/2018	$10,858	$10,564	$10,609
02/2018	$10,761	$10,464	$10,494
03/2018	$10,802	$10,531	$10,563
04/2018	$10,778	$10,452	$10,473
05/2018	$10,735	$10,527	$10,548
06/2018	$10,715	$10,514	$10,528
07/2018	$10,786	$10,516	$10,536
08/2018	$10,789	$10,584	$10,605
09/2018	$10,819	$10,516	$10,534
10/2018	$10,696	$10,433	$10,443
11/2018	$10,694	$10,495	$10,492
12/2018	$10,756	$10,688	$10,688
01/2019	$10,917	$10,801	$10,813
02/2019	$10,955	$10,795	$10,807
03/2019	$11,118	$11,003	$11,036
04/2019	$11,162	$11,005	$11,042
05/2019	$11,275	$11,201	$11,259
06/2019	$11,438	$11,341	$11,425
07/2019	$11,475	$11,366	$11,442
08/2019	$11,731	$11,661	$11,816
09/2019	$11,680	$11,599	$11,726
10/2019	$11,714	$11,634	$11,759
11/2019	$11,704	$11,628	$11,749
12/2019	$11,735	$11,620	$11,725
01/2020	$11,971	$11,843	$12,005
02/2020	$12,125	$12,056	$12,256
03/2020	$11,411	$11,985	$12,120
04/2020	$11,906	$12,198	$12,390
05/2020	$12,163	$12,255	$12,461
06/2020	$12,395	$12,332	$12,570
07/2020	$12,695	$12,517	$12,823
08/2020	$12,650	$12,416	$12,674
09/2020	$12,647	$12,409	$12,668
10/2020	$12,658	$12,353	$12,592
11/2020	$12,965	$12,475	$12,760
12/2020	$13,113	$12,492	$12,772
01/2021	$13,060	$12,402	$12,639
02/2021	$13,007	$12,223	$12,417
03/2021	$12,909	$12,071	$12,225
04/2021	$12,993	$12,166	$12,333
05/2021	$13,046	$12,206	$12,396
06/2021	$13,142	$12,291	$12,521
07/2021	$13,218	$12,429	$12,686
08/2021	$13,245	$12,405	$12,661
09/2021	$13,192	$12,298	$12,526
10/2021	$13,184	$12,294	$12,532
11/2021	$13,130	$12,331	$12,589
12/2021	$13,162	$12,299	$12,548
01/2022	$12,905	$12,034	$12,242
02/2022	$12,742	$11,900	$12,099
03/2022	$12,495	$11,569	$11,754
04/2022	$12,098	$11,130	$11,288
05/2022	$12,115	$11,202	$11,342
06/2022	$11,839	$11,026	$11,162
07/2022	$12,094	$11,296	$11,404
08/2022	$11,888	$10,977	$11,107
09/2022	$11,440	$10,502	$10,653
10/2022	$11,328	$10,366	$10,521
11/2022	$11,701	$10,748	$10,897
12/2022	$11,680	$10,699	$10,845
01/2023	$12,061	$11,028	$11,172
02/2023	$11,756	$10,743	$10,882
03/2023	$12,056	$11,016	$11,188
04/2023	$12,131	$11,083	$11,259
05/2023	$11,990	$10,962	$11,120
06/2023	$11,974	$10,923	$11,084
07/2023	$12,018	$10,915	$11,075
08/2023	$11,969	$10,846	$11,010
09/2023	$11,701	$10,570	$10,752
10/2023	$11,511	$10,403	$10,599
11/2023	$12,063	$10,874	$11,058
12/2023	$12,562	$11,291	$11,465
01/2024	$12,595	$11,260	$11,439
02/2024	$12,436	$11,101	$11,283
03/2024	$12,577	$11,203	$11,382
04/2024	$12,305	$10,920	$11,112
05/2024	$12,508	$11,105	$11,290
06/2024	$12,636	$11,210	$11,388
07/2024	$12,911	$11,472	$11,643
08/2024	$13,116	$11,637	$11,804
09/2024	$13,299	$11,793	$11,969
10/2024	$12,985	$11,500	$11,684
11/2024	$13,118	$11,622	$11,797
12/2024	$12,907	$11,432	$11,600

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class N	2.74%	1.92%	2.58%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Government/Credit Bond Index	1.18%	(0.21%)	1.50%

Effective May 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index.

Key Fund Statistics

Total Net Assets	$14,930,264,782
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	999
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$43,536,570

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.2%
Collateralized Loan Obligations	2.9%
Cable Satellite	3.0%
Independent Energy	3.1%
ABS Home Equity	3.5%
Aerospace & Defense	3.8%
Midstream	4.0%
ABS Car Loan	4.3%
ABS Other	5.2%
Banking	6.6%
Technology	10.0%
Treasuries	14.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.0
U.S. Treasury	14.6
Not ratedFootnote Reference^	14.4
CC	0.1
CCC	0.4
B	1.8
BB	6.1
BBB	47.0
A	9.9
AA	1.6
AAA	2.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LGBNX

Loomis Sayles Investment Grade Bond Fund

Annual Shareholder Report

December 31, 2024

TIG99N-1224

Class Y

LSIIX

Loomis Sayles Investment Grade Bond Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$50	0.49%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in banking and energy were beneficial.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in ABS (asset-backed securities) and CLOs (collateralized loan obligations).

•Security selection in high yield corporate credit was beneficial, led by select names in the communications space.

•Exposure to emerging market credits was a contributor to excess performance during the year. Here, our higher-conviction names in pharmaceuticals and metals and mining were positive.

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,975	$10,210	$10,264
02/2015	$10,031	$10,114	$10,133
03/2015	$9,943	$10,161	$10,184
04/2015	$10,007	$10,124	$10,130
05/2015	$9,920	$10,100	$10,095
06/2015	$9,775	$9,990	$9,970
07/2015	$9,681	$10,059	$10,043
08/2015	$9,569	$10,045	$10,020
09/2015	$9,510	$10,113	$10,090
10/2015	$9,701	$10,114	$10,090
11/2015	$9,615	$10,088	$10,058
12/2015	$9,492	$10,055	$10,015
01/2016	$9,410	$10,193	$10,156
02/2016	$9,477	$10,266	$10,242
03/2016	$9,830	$10,360	$10,362
04/2016	$9,996	$10,400	$10,411
05/2016	$9,890	$10,402	$10,409
06/2016	$10,068	$10,589	$10,638
07/2016	$10,213	$10,656	$10,723
08/2016	$10,281	$10,644	$10,702
09/2016	$10,294	$10,638	$10,681
10/2016	$10,222	$10,556	$10,578
11/2016	$10,043	$10,307	$10,298
12/2016	$10,076	$10,321	$10,320
01/2017	$10,246	$10,341	$10,348
02/2017	$10,312	$10,411	$10,428
03/2017	$10,330	$10,405	$10,418
04/2017	$10,356	$10,486	$10,504
05/2017	$10,441	$10,567	$10,592
06/2017	$10,551	$10,556	$10,595
07/2017	$10,704	$10,601	$10,639
08/2017	$10,714	$10,696	$10,741
09/2017	$10,730	$10,645	$10,680
10/2017	$10,690	$10,652	$10,689
11/2017	$10,704	$10,638	$10,677
12/2017	$10,747	$10,687	$10,732
01/2018	$10,820	$10,564	$10,609
02/2018	$10,713	$10,464	$10,494
03/2018	$10,754	$10,531	$10,563
04/2018	$10,738	$10,452	$10,473
05/2018	$10,695	$10,527	$10,548
06/2018	$10,674	$10,514	$10,528
07/2018	$10,745	$10,516	$10,536
08/2018	$10,747	$10,584	$10,605
09/2018	$10,776	$10,516	$10,534
10/2018	$10,654	$10,433	$10,443
11/2018	$10,651	$10,495	$10,492
12/2018	$10,713	$10,688	$10,688
01/2019	$10,862	$10,801	$10,813
02/2019	$10,900	$10,795	$10,807
03/2019	$11,072	$11,003	$11,036
04/2019	$11,115	$11,005	$11,042
05/2019	$11,227	$11,201	$11,259
06/2019	$11,389	$11,341	$11,425
07/2019	$11,425	$11,366	$11,442
08/2019	$11,679	$11,661	$11,816
09/2019	$11,628	$11,599	$11,726
10/2019	$11,651	$11,634	$11,759
11/2019	$11,641	$11,628	$11,749
12/2019	$11,682	$11,620	$11,725
01/2020	$11,905	$11,843	$12,005
02/2020	$12,068	$12,056	$12,256
03/2020	$11,358	$11,985	$12,120
04/2020	$11,839	$12,198	$12,390
05/2020	$12,105	$12,255	$12,461
06/2020	$12,335	$12,332	$12,570
07/2020	$12,632	$12,517	$12,823
08/2020	$12,587	$12,416	$12,674
09/2020	$12,584	$12,409	$12,668
10/2020	$12,594	$12,353	$12,592
11/2020	$12,899	$12,475	$12,760
12/2020	$13,046	$12,492	$12,772
01/2021	$12,992	$12,402	$12,639
02/2021	$12,928	$12,223	$12,417
03/2021	$12,841	$12,071	$12,225
04/2021	$12,924	$12,166	$12,333
05/2021	$12,976	$12,206	$12,396
06/2021	$13,072	$12,291	$12,521
07/2021	$13,146	$12,429	$12,686
08/2021	$13,161	$12,405	$12,661
09/2021	$13,120	$12,298	$12,526
10/2021	$13,100	$12,294	$12,532
11/2021	$13,045	$12,331	$12,589
12/2021	$13,077	$12,299	$12,548
01/2022	$12,832	$12,034	$12,242
02/2022	$12,670	$11,900	$12,099
03/2022	$12,424	$11,569	$11,754
04/2022	$12,030	$11,130	$11,288
05/2022	$12,034	$11,202	$11,342
06/2022	$11,759	$11,026	$11,162
07/2022	$12,024	$11,296	$11,404
08/2022	$11,807	$10,977	$11,107
09/2022	$11,373	$10,502	$10,653
10/2022	$11,250	$10,366	$10,521
11/2022	$11,631	$10,748	$10,897
12/2022	$11,598	$10,699	$10,845
01/2023	$11,977	$11,028	$11,172
02/2023	$11,685	$10,743	$10,882
03/2023	$11,982	$11,016	$11,188
04/2023	$12,057	$11,083	$11,259
05/2023	$11,904	$10,962	$11,120
06/2023	$11,900	$10,923	$11,084
07/2023	$11,943	$10,915	$11,075
08/2023	$11,881	$10,846	$11,010
09/2023	$11,615	$10,570	$10,752
10/2023	$11,438	$10,403	$10,599
11/2023	$11,986	$10,874	$11,058
12/2023	$12,468	$11,291	$11,465
01/2024	$12,500	$11,260	$11,439
02/2024	$12,355	$11,101	$11,283
03/2024	$12,494	$11,203	$11,382
04/2024	$12,224	$10,920	$11,112
05/2024	$12,425	$11,105	$11,290
06/2024	$12,551	$11,210	$11,388
07/2024	$12,811	$11,472	$11,643
08/2024	$13,014	$11,637	$11,804
09/2024	$13,194	$11,793	$11,969
10/2024	$12,883	$11,500	$11,684
11/2024	$13,027	$11,622	$11,797
12/2024	$12,817	$11,432	$11,600

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class Y	2.80%	1.87%	2.51%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Government/Credit Bond Index	1.18%	(0.21%)	1.50%

Effective May 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index.

Key Fund Statistics

Total Net Assets	$14,930,264,782
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	999
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$43,536,570

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.2%
Collateralized Loan Obligations	2.9%
Cable Satellite	3.0%
Independent Energy	3.1%
ABS Home Equity	3.5%
Aerospace & Defense	3.8%
Midstream	4.0%
ABS Car Loan	4.3%
ABS Other	5.2%
Banking	6.6%
Technology	10.0%
Treasuries	14.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.0
U.S. Treasury	14.6
Not ratedFootnote Reference^	14.4
CC	0.1
CCC	0.4
B	1.8
BB	6.1
BBB	47.0
A	9.9
AA	1.6
AAA	2.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

LSIIX

Loomis Sayles Investment Grade Bond Fund

Annual Shareholder Report

December 31, 2024

TIG99Y-1224

Admin Class

LIGAX

Loomis Sayles Investment Grade Bond Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Admin Class	$100	0.99%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in banking and energy were beneficial.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in ABS (asset-backed securities) and CLOs (collateralized loan obligations).

•Security selection in high yield corporate credit was beneficial, led by select names in the communications space.

•Exposure to emerging market credits was a contributor to excess performance during the year. Here, our higher-conviction names in pharmaceuticals and metals and mining were positive.

Top Detractors from Performance

•Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Admin Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,975	$10,210	$10,264
02/2015	$10,018	$10,114	$10,133
03/2015	$9,935	$10,161	$10,184
04/2015	$9,986	$10,124	$10,130
05/2015	$9,903	$10,100	$10,095
06/2015	$9,754	$9,990	$9,970
07/2015	$9,656	$10,059	$10,043
08/2015	$9,541	$10,045	$10,020
09/2015	$9,477	$10,113	$10,090
10/2015	$9,665	$10,114	$10,090
11/2015	$9,574	$10,088	$10,058
12/2015	$9,443	$10,055	$10,015
01/2016	$9,358	$10,193	$10,156
02/2016	$9,424	$10,266	$10,242
03/2016	$9,772	$10,360	$10,362
04/2016	$9,933	$10,400	$10,411
05/2016	$9,824	$10,402	$10,409
06/2016	$9,997	$10,589	$10,638
07/2016	$10,146	$10,656	$10,723
08/2016	$10,201	$10,644	$10,702
09/2016	$10,209	$10,638	$10,681
10/2016	$10,133	$10,556	$10,578
11/2016	$9,959	$10,307	$10,298
12/2016	$9,983	$10,321	$10,320
01/2017	$10,149	$10,341	$10,348
02/2017	$10,209	$10,411	$10,428
03/2017	$10,224	$10,405	$10,418
04/2017	$10,245	$10,486	$10,504
05/2017	$10,324	$10,567	$10,592
06/2017	$10,430	$10,556	$10,595
07/2017	$10,577	$10,601	$10,639
08/2017	$10,582	$10,696	$10,741
09/2017	$10,594	$10,645	$10,680
10/2017	$10,549	$10,652	$10,689
11/2017	$10,559	$10,638	$10,677
12/2017	$10,596	$10,687	$10,732
01/2018	$10,664	$10,564	$10,609
02/2018	$10,564	$10,464	$10,494
03/2018	$10,590	$10,531	$10,563
04/2018	$10,571	$10,452	$10,473
05/2018	$10,533	$10,527	$10,548
06/2018	$10,508	$10,514	$10,528
07/2018	$10,567	$10,516	$10,536
08/2018	$10,557	$10,584	$10,605
09/2018	$10,586	$10,516	$10,534
10/2018	$10,460	$10,433	$10,443
11/2018	$10,454	$10,495	$10,492
12/2018	$10,519	$10,688	$10,688
01/2019	$10,662	$10,801	$10,813
02/2019	$10,695	$10,795	$10,807
03/2019	$10,850	$11,003	$11,036
04/2019	$10,888	$11,005	$11,042
05/2019	$10,993	$11,201	$11,259
06/2019	$11,148	$11,341	$11,425
07/2019	$11,178	$11,366	$11,442
08/2019	$11,423	$11,661	$11,816
09/2019	$11,368	$11,599	$11,726
10/2019	$11,386	$11,634	$11,759
11/2019	$11,382	$11,628	$11,749
12/2019	$11,406	$11,620	$11,725
01/2020	$11,621	$11,843	$12,005
02/2020	$11,776	$12,056	$12,256
03/2020	$11,076	$11,985	$12,120
04/2020	$11,552	$12,198	$12,390
05/2020	$11,797	$12,255	$12,461
06/2020	$12,018	$12,332	$12,570
07/2020	$12,303	$12,517	$12,823
08/2020	$12,254	$12,416	$12,674
09/2020	$12,246	$12,409	$12,668
10/2020	$12,240	$12,353	$12,592
11/2020	$12,543	$12,475	$12,760
12/2020	$12,680	$12,492	$12,772
01/2021	$12,623	$12,402	$12,639
02/2021	$12,555	$12,223	$12,417
03/2021	$12,466	$12,071	$12,225
04/2021	$12,542	$12,166	$12,333
05/2021	$12,587	$12,206	$12,396
06/2021	$12,675	$12,291	$12,521
07/2021	$12,730	$12,429	$12,686
08/2021	$12,751	$12,405	$12,661
09/2021	$12,705	$12,298	$12,526
10/2021	$12,680	$12,294	$12,532
11/2021	$12,622	$12,331	$12,589
12/2021	$12,646	$12,299	$12,548
01/2022	$12,404	$12,034	$12,242
02/2022	$12,231	$11,900	$12,099
03/2022	$11,999	$11,569	$11,754
04/2022	$11,612	$11,130	$11,288
05/2022	$11,611	$11,202	$11,342
06/2022	$11,351	$11,026	$11,162
07/2022	$11,592	$11,296	$11,404
08/2022	$11,376	$10,977	$11,107
09/2022	$10,952	$10,502	$10,653
10/2022	$10,840	$10,366	$10,521
11/2022	$11,192	$10,748	$10,897
12/2022	$11,155	$10,699	$10,845
01/2023	$11,516	$11,028	$11,172
02/2023	$11,230	$10,743	$10,882
03/2023	$11,512	$11,016	$11,188
04/2023	$11,579	$11,083	$11,259
05/2023	$11,438	$10,962	$11,120
06/2023	$11,418	$10,923	$11,084
07/2023	$11,455	$10,915	$11,075
08/2023	$11,390	$10,846	$11,010
09/2023	$11,142	$10,570	$10,752
10/2023	$10,955	$10,403	$10,599
11/2023	$11,476	$10,874	$11,058
12/2023	$11,934	$11,291	$11,465
01/2024	$11,972	$11,260	$11,439
02/2024	$11,816	$11,101	$11,283
03/2024	$11,944	$11,203	$11,382
04/2024	$11,680	$10,920	$11,112
05/2024	$11,868	$11,105	$11,290
06/2024	$11,984	$11,210	$11,388
07/2024	$12,228	$11,472	$11,643
08/2024	$12,418	$11,637	$11,804
09/2024	$12,585	$11,793	$11,969
10/2024	$12,281	$11,500	$11,684
11/2024	$12,414	$11,622	$11,797
12/2024	$12,207	$11,432	$11,600

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Admin Class	2.28%	1.37%	2.01%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Government/Credit Bond Index	1.18%	(0.21%)	1.50%

Effective May 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index.

Key Fund Statistics

Total Net Assets	$14,930,264,782
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	999
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$43,536,570

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.2%
Collateralized Loan Obligations	2.9%
Cable Satellite	3.0%
Independent Energy	3.1%
ABS Home Equity	3.5%
Aerospace & Defense	3.8%
Midstream	4.0%
ABS Car Loan	4.3%
ABS Other	5.2%
Banking	6.6%
Technology	10.0%
Treasuries	14.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.0
U.S. Treasury	14.6
Not ratedFootnote Reference^	14.4
CC	0.1
CCC	0.4
B	1.8
BB	6.1
BBB	47.0
A	9.9
AA	1.6
AAA	2.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Admin Class

LIGAX

Loomis Sayles Investment Grade Bond Fund

Annual Shareholder Report

December 31, 2024

TIG99AD-1224

Class A

NEFZX

Loomis Sayles Strategic Income Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$96	0.93%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertibles was the main contributor to excess performance during the year. Here, our higher-conviction names in the communications space were positive.

•Security selection in high yield corporate credit was beneficial, led by select names in the communications, consumer non-cyclical and technology space.

•Selection within investment grade corporate credits was a contributor, as select names in electric, banking and communications were beneficial.

•Exposure to emerging market credits was a contributor to excess performance during the year. Higher-conviction names in pharmaceuticals and metals and mining provided excess returns.

Top Detractors from Performance

•An allocation to non-US dollar was a detractor during the period. A small allocation to Brazilian real and Mexican peso-denominated securities were modest laggards of performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	Bloomberg U.S. Aggregate Bond Index
12/2014	$9,577	$10,000
01/2015	$9,485	$10,210
02/2015	$9,668	$10,114
03/2015	$9,516	$10,161
04/2015	$9,633	$10,124
05/2015	$9,596	$10,100
06/2015	$9,395	$9,990
07/2015	$9,281	$10,059
08/2015	$9,033	$10,045
09/2015	$8,847	$10,113
10/2015	$9,171	$10,114
11/2015	$9,045	$10,088
12/2015	$8,845	$10,055
01/2016	$8,586	$10,193
02/2016	$8,549	$10,266
03/2016	$8,985	$10,360
04/2016	$9,216	$10,400
05/2016	$9,201	$10,402
06/2016	$9,348	$10,589
07/2016	$9,555	$10,656
08/2016	$9,584	$10,644
09/2016	$9,618	$10,638
10/2016	$9,540	$10,556
11/2016	$9,453	$10,307
12/2016	$9,576	$10,321
01/2017	$9,713	$10,341
02/2017	$9,889	$10,411
03/2017	$9,885	$10,405
04/2017	$9,956	$10,486
05/2017	$10,024	$10,567
06/2017	$10,133	$10,556
07/2017	$10,268	$10,601
08/2017	$10,254	$10,696
09/2017	$10,293	$10,645
10/2017	$10,213	$10,652
11/2017	$10,235	$10,638
12/2017	$10,268	$10,687
01/2018	$10,420	$10,564
02/2018	$10,341	$10,464
03/2018	$10,324	$10,531
04/2018	$10,221	$10,452
05/2018	$10,177	$10,527
06/2018	$10,206	$10,514
07/2018	$10,332	$10,516
08/2018	$10,347	$10,584
09/2018	$10,430	$10,516
10/2018	$10,157	$10,433
11/2018	$10,118	$10,495
12/2018	$9,959	$10,688
01/2019	$10,268	$10,801
02/2019	$10,375	$10,795
03/2019	$10,432	$11,003
04/2019	$10,496	$11,005
05/2019	$10,426	$11,201
06/2019	$10,647	$11,341
07/2019	$10,638	$11,366
08/2019	$10,678	$11,661
09/2019	$10,746	$11,599
10/2019	$10,840	$11,634
11/2019	$10,751	$11,628
12/2019	$11,039	$11,620
01/2020	$11,030	$11,843
02/2020	$10,807	$12,056
03/2020	$9,678	$11,985
04/2020	$9,881	$12,198
05/2020	$10,176	$12,255
06/2020	$10,291	$12,332
07/2020	$10,635	$12,517
08/2020	$10,708	$12,416
09/2020	$10,597	$12,409
10/2020	$10,510	$12,353
11/2020	$11,021	$12,475
12/2020	$11,165	$12,492
01/2021	$11,113	$12,402
02/2021	$11,083	$12,223
03/2021	$11,140	$12,071
04/2021	$11,295	$12,166
05/2021	$11,366	$12,206
06/2021	$11,543	$12,291
07/2021	$11,615	$12,429
08/2021	$11,670	$12,405
09/2021	$11,556	$12,298
10/2021	$11,596	$12,294
11/2021	$11,411	$12,331
12/2021	$11,596	$12,299
01/2022	$11,277	$12,034
02/2022	$11,097	$11,900
03/2022	$11,001	$11,569
04/2022	$10,568	$11,130
05/2022	$10,554	$11,202
06/2022	$10,016	$11,026
07/2022	$10,387	$11,296
08/2022	$10,229	$10,977
09/2022	$9,800	$10,502
10/2022	$9,825	$10,366
11/2022	$10,138	$10,748
12/2022	$10,111	$10,699
01/2023	$10,546	$11,028
02/2023	$10,284	$10,743
03/2023	$10,389	$11,016
04/2023	$10,402	$11,083
05/2023	$10,211	$10,962
06/2023	$10,339	$10,923
07/2023	$10,452	$10,915
08/2023	$10,393	$10,846
09/2023	$10,149	$10,570
10/2023	$9,874	$10,403
11/2023	$10,381	$10,874
12/2023	$10,922	$11,291
01/2024	$10,930	$11,260
02/2024	$10,874	$11,101
03/2024	$11,034	$11,203
04/2024	$10,740	$10,920
05/2024	$10,950	$11,105
06/2024	$11,046	$11,210
07/2024	$11,308	$11,472
08/2024	$11,553	$11,637
09/2024	$11,866	$11,793
10/2024	$11,673	$11,500
11/2024	$11,857	$11,622
12/2024	$11,681	$11,432

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	6.95%	1.14%	2.01%
Class A with 4.25% MSCFootnote Reference1	2.40%	0.27%	1.57%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Footnote	Description
Footnote[1]	Maximum sales charge

Key Fund Statistics

Total Net Assets	$2,762,153,106
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	558
Portfolio Turnover Rate	81%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$14,151,878

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	48.6%
Collateralized Loan Obligations	3.3%
Finance Companies	3.4%
ABS Other	3.5%
Pharmaceuticals	3.8%
Independent Energy	3.9%
Technology	4.7%
Sovereigns	5.0%
Cable Satellite	8.4%
Treasuries	15.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.2
U.S. Treasury	12.0
Not ratedFootnote Reference^	19.6
C	0.5
CC	0.9
CCC	2.0
B	13.1
BB	19.9
BBB	23.9
A	3.6
AA	1.7
AAA	0.6
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.92% from 0.93%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

NEFZX

Loomis Sayles Strategic Income Fund

Annual Shareholder Report

December 31, 2024

TST99A-1224

Class C

NECZX

Loomis Sayles Strategic Income Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$173	1.68%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertibles was the main contributor to excess performance during the year. Here, our higher-conviction names in the communications space were positive.

•Security selection in high yield corporate credit was beneficial, led by select names in the communications, consumer non-cyclical and technology space.

•Selection within investment grade corporate credits was a contributor, as select names in electric, banking and communications were beneficial.

•Exposure to emerging market credits was a contributor to excess performance during the year. Higher-conviction names in pharmaceuticals and metals and mining provided excess returns.

Top Detractors from Performance

•An allocation to non-US dollar was a detractor during the period. A small allocation to Brazilian real and Mexican peso-denominated securities were modest laggards of performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	Bloomberg U.S. Aggregate Bond Index
12/2014	$10,000	$10,000
01/2015	$9,899	$10,210
02/2015	$10,084	$10,114
03/2015	$9,919	$10,161
04/2015	$10,035	$10,124
05/2015	$9,991	$10,100
06/2015	$9,770	$9,990
07/2015	$9,646	$10,059
08/2015	$9,384	$10,045
09/2015	$9,185	$10,113
10/2015	$9,520	$10,114
11/2015	$9,378	$10,088
12/2015	$9,164	$10,055
01/2016	$8,893	$10,193
02/2016	$8,849	$10,266
03/2016	$9,298	$10,360
04/2016	$9,530	$10,400
05/2016	$9,508	$10,402
06/2016	$9,653	$10,589
07/2016	$9,859	$10,656
08/2016	$9,883	$10,644
09/2016	$9,912	$10,638
10/2016	$9,826	$10,556
11/2016	$9,730	$10,307
12/2016	$9,848	$10,321
01/2017	$9,982	$10,341
02/2017	$10,162	$10,411
03/2017	$10,152	$10,405
04/2017	$10,211	$10,486
05/2017	$10,279	$10,567
06/2017	$10,383	$10,556
07/2017	$10,514	$10,601
08/2017	$10,493	$10,696
09/2017	$10,526	$10,645
10/2017	$10,438	$10,652
11/2017	$10,460	$10,638
12/2017	$10,479	$10,687
01/2018	$10,634	$10,564
02/2018	$10,540	$10,464
03/2018	$10,517	$10,531
04/2018	$10,406	$10,452
05/2018	$10,355	$10,527
06/2018	$10,376	$10,514
07/2018	$10,503	$10,516
08/2018	$10,511	$10,584
09/2018	$10,589	$10,516
10/2018	$10,299	$10,433
11/2018	$10,261	$10,495
12/2018	$10,094	$10,688
01/2019	$10,397	$10,801
02/2019	$10,499	$10,795
03/2019	$10,549	$11,003
04/2019	$10,607	$11,005
05/2019	$10,530	$11,201
06/2019	$10,744	$11,341
07/2019	$10,728	$11,366
08/2019	$10,761	$11,661
09/2019	$10,829	$11,599
10/2019	$10,916	$11,634
11/2019	$10,813	$11,628
12/2019	$11,099	$11,620
01/2020	$11,084	$11,843
02/2020	$10,854	$12,056
03/2020	$9,710	$11,985
04/2020	$9,905	$12,198
05/2020	$10,199	$12,255
06/2020	$10,307	$12,332
07/2020	$10,645	$12,517
08/2020	$10,710	$12,416
09/2020	$10,593	$12,409
10/2020	$10,500	$12,353
11/2020	$10,999	$12,475
12/2020	$11,141	$12,492
01/2021	$11,082	$12,402
02/2021	$11,047	$12,223
03/2021	$11,096	$12,071
04/2021	$11,249	$12,166
05/2021	$11,310	$12,206
06/2021	$11,484	$12,291
07/2021	$11,539	$12,429
08/2021	$11,585	$12,405
09/2021	$11,466	$12,298
10/2021	$11,498	$12,294
11/2021	$11,309	$12,331
12/2021	$11,490	$12,299
01/2022	$11,163	$12,034
02/2022	$10,981	$11,900
03/2022	$10,879	$11,569
04/2022	$10,441	$11,130
05/2022	$10,420	$11,202
06/2022	$9,888	$11,026
07/2022	$10,236	$11,296
08/2022	$10,082	$10,977
09/2022	$9,651	$10,502
10/2022	$9,669	$10,366
11/2022	$9,975	$10,748
12/2022	$9,941	$10,699
01/2023	$10,359	$11,028
02/2023	$10,101	$10,743
03/2023	$10,205	$11,016
04/2023	$10,218	$11,083
05/2023	$10,030	$10,962
06/2023	$10,156	$10,923
07/2023	$10,267	$10,915
08/2023	$10,209	$10,846
09/2023	$9,969	$10,570
10/2023	$9,699	$10,403
11/2023	$10,197	$10,874
12/2023	$10,728	$11,291
01/2024	$10,736	$11,260
02/2024	$10,681	$11,101
03/2024	$10,838	$11,203
04/2024	$10,550	$10,920
05/2024	$10,756	$11,105
06/2024	$10,850	$11,210
07/2024	$11,108	$11,472
08/2024	$11,349	$11,637
09/2024	$11,656	$11,793
10/2024	$11,466	$11,500
11/2024	$11,646	$11,622
12/2024	$11,474	$11,432

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	6.13%	0.39%	1.38%
Class C with 1.00% CDSCFootnote Reference1	5.13%	0.39%	1.38%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Key Fund Statistics

Total Net Assets	$2,762,153,106
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	558
Portfolio Turnover Rate	81%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$14,151,878

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	48.6%
Collateralized Loan Obligations	3.3%
Finance Companies	3.4%
ABS Other	3.5%
Pharmaceuticals	3.8%
Independent Energy	3.9%
Technology	4.7%
Sovereigns	5.0%
Cable Satellite	8.4%
Treasuries	15.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.2
U.S. Treasury	12.0
Not ratedFootnote Reference^	19.6
C	0.5
CC	0.9
CCC	2.0
B	13.1
BB	19.9
BBB	23.9
A	3.6
AA	1.7
AAA	0.6
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.67% from 1.68%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

NECZX

Loomis Sayles Strategic Income Fund

Annual Shareholder Report

December 31, 2024

TST99C-1224

Class N

NEZNX

Loomis Sayles Strategic Income Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$64	0.62%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertibles was the main contributor to excess performance during the year. Here, our higher-conviction names in the communications space were positive.

•Security selection in high yield corporate credit was beneficial, led by select names in the communications, consumer non-cyclical and technology space.

•Selection within investment grade corporate credits was a contributor, as select names in electric, banking and communications were beneficial.

•Exposure to emerging market credits was a contributor to excess performance during the year. Higher-conviction names in pharmaceuticals and metals and mining provided excess returns.

Top Detractors from Performance

•An allocation to non-US dollar was a detractor during the period. A small allocation to Brazilian real and Mexican peso-denominated securities were modest laggards of performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Index
12/2014	$10,000	$10,000
01/2015	$9,913	$10,210
02/2015	$10,107	$10,114
03/2015	$9,949	$10,161
04/2015	$10,075	$10,124
05/2015	$10,039	$10,100
06/2015	$9,825	$9,990
07/2015	$9,715	$10,059
08/2015	$9,458	$10,045
09/2015	$9,265	$10,113
10/2015	$9,608	$10,114
11/2015	$9,472	$10,088
12/2015	$9,265	$10,055
01/2016	$9,003	$10,193
02/2016	$8,966	$10,266
03/2016	$9,427	$10,360
04/2016	$9,672	$10,400
05/2016	$9,658	$10,402
06/2016	$9,815	$10,589
07/2016	$10,036	$10,656
08/2016	$10,069	$10,644
09/2016	$10,107	$10,638
10/2016	$10,022	$10,556
11/2016	$9,933	$10,307
12/2016	$10,066	$10,321
01/2017	$10,213	$10,341
02/2017	$10,400	$10,411
03/2017	$10,399	$10,405
04/2017	$10,477	$10,486
05/2017	$10,551	$10,567
06/2017	$10,668	$10,556
07/2017	$10,814	$10,601
08/2017	$10,802	$10,696
09/2017	$10,853	$10,645
10/2017	$10,765	$10,652
11/2017	$10,798	$10,638
12/2017	$10,829	$10,687
01/2018	$11,000	$10,564
02/2018	$10,912	$10,464
03/2018	$10,897	$10,531
04/2018	$10,791	$10,452
05/2018	$10,748	$10,527
06/2018	$10,781	$10,514
07/2018	$10,926	$10,516
08/2018	$10,943	$10,584
09/2018	$11,035	$10,516
10/2018	$10,741	$10,433
11/2018	$10,710	$10,495
12/2018	$10,546	$10,688
01/2019	$10,875	$10,801
02/2019	$10,984	$10,795
03/2019	$11,047	$11,003
04/2019	$11,119	$11,005
05/2019	$11,047	$11,201
06/2019	$11,285	$11,341
07/2019	$11,279	$11,366
08/2019	$11,324	$11,661
09/2019	$11,407	$11,599
10/2019	$11,511	$11,634
11/2019	$11,411	$11,628
12/2019	$11,720	$11,620
01/2020	$11,714	$11,843
02/2020	$11,488	$12,056
03/2020	$10,282	$11,985
04/2020	$10,501	$12,198
05/2020	$10,818	$12,255
06/2020	$10,952	$12,332
07/2020	$11,313	$12,517
08/2020	$11,394	$12,416
09/2020	$11,287	$12,409
10/2020	$11,189	$12,353
11/2020	$11,737	$12,475
12/2020	$11,895	$12,492
01/2021	$11,841	$12,402
02/2021	$11,821	$12,223
03/2021	$11,877	$12,071
04/2021	$12,054	$12,166
05/2021	$12,134	$12,206
06/2021	$12,326	$12,291
07/2021	$12,397	$12,429
08/2021	$12,460	$12,405
09/2021	$12,341	$12,298
10/2021	$12,387	$12,294
11/2021	$12,192	$12,331
12/2021	$12,393	$12,299
01/2022	$12,063	$12,034
02/2022	$11,865	$11,900
03/2022	$11,773	$11,569
04/2022	$11,304	$11,130
05/2022	$11,301	$11,202
06/2022	$10,727	$11,026
07/2022	$11,119	$11,296
08/2022	$10,953	$10,977
09/2022	$10,504	$10,502
10/2022	$10,534	$10,366
11/2022	$10,873	$10,748
12/2022	$10,837	$10,699
01/2023	$11,316	$11,028
02/2023	$11,037	$10,743
03/2023	$11,144	$11,016
04/2023	$11,161	$11,083
05/2023	$10,968	$10,962
06/2023	$11,098	$10,923
07/2023	$11,233	$10,915
08/2023	$11,162	$10,846
09/2023	$10,902	$10,570
10/2023	$10,619	$10,403
11/2023	$11,168	$10,874
12/2023	$11,753	$11,291
01/2024	$11,755	$11,260
02/2024	$11,697	$11,101
03/2024	$11,882	$11,203
04/2024	$11,558	$10,920
05/2024	$11,788	$11,105
06/2024	$11,894	$11,210
07/2024	$12,180	$11,472
08/2024	$12,448	$11,637
09/2024	$12,799	$11,793
10/2024	$12,593	$11,500
11/2024	$12,784	$11,622
12/2024	$12,599	$11,432

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class N	7.20%	1.46%	2.34%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Key Fund Statistics

Total Net Assets	$2,762,153,106
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	558
Portfolio Turnover Rate	81%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$14,151,878

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	48.6%
Collateralized Loan Obligations	3.3%
Finance Companies	3.4%
ABS Other	3.5%
Pharmaceuticals	3.8%
Independent Energy	3.9%
Technology	4.7%
Sovereigns	5.0%
Cable Satellite	8.4%
Treasuries	15.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.2
U.S. Treasury	12.0
Not ratedFootnote Reference^	19.6
C	0.5
CC	0.9
CCC	2.0
B	13.1
BB	19.9
BBB	23.9
A	3.6
AA	1.7
AAA	0.6
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.62% from 0.63%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

NEZNX

Loomis Sayles Strategic Income Fund

Annual Shareholder Report

December 31, 2024

TST99N-1224

Class Y

NEZYX

Loomis Sayles Strategic Income Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$69	0.67%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertibles was the main contributor to excess performance during the year. Here, our higher-conviction names in the communications space were positive.

•Security selection in high yield corporate credit was beneficial, led by select names in the communications, consumer non-cyclical and technology space.

•Selection within investment grade corporate credits was a contributor, as select names in electric, banking and communications were beneficial.

•Exposure to emerging market credits was a contributor to excess performance during the year. Higher-conviction names in pharmaceuticals and metals and mining provided excess returns.

Top Detractors from Performance

•An allocation to non-US dollar was a detractor during the period. A small allocation to Brazilian real and Mexican peso-denominated securities were modest laggards of performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	Bloomberg U.S. Aggregate Bond Index
12/2014	$10,000	$10,000
01/2015	$9,912	$10,210
02/2015	$10,106	$10,114
03/2015	$9,948	$10,161
04/2015	$10,066	$10,124
05/2015	$10,036	$10,100
06/2015	$9,822	$9,990
07/2015	$9,705	$10,059
08/2015	$9,453	$10,045
09/2015	$9,260	$10,113
10/2015	$9,602	$10,114
11/2015	$9,466	$10,088
12/2015	$9,258	$10,055
01/2016	$8,996	$10,193
02/2016	$8,958	$10,266
03/2016	$9,418	$10,360
04/2016	$9,662	$10,400
05/2016	$9,647	$10,402
06/2016	$9,804	$10,589
07/2016	$10,023	$10,656
08/2016	$10,056	$10,644
09/2016	$10,094	$10,638
10/2016	$10,008	$10,556
11/2016	$9,919	$10,307
12/2016	$10,050	$10,321
01/2017	$10,196	$10,341
02/2017	$10,383	$10,411
03/2017	$10,381	$10,405
04/2017	$10,458	$10,486
05/2017	$10,531	$10,567
06/2017	$10,648	$10,556
07/2017	$10,792	$10,601
08/2017	$10,780	$10,696
09/2017	$10,823	$10,645
10/2017	$10,741	$10,652
11/2017	$10,774	$10,638
12/2017	$10,804	$10,687
01/2018	$10,974	$10,564
02/2018	$10,885	$10,464
03/2018	$10,870	$10,531
04/2018	$10,763	$10,452
05/2018	$10,719	$10,527
06/2018	$10,752	$10,514
07/2018	$10,895	$10,516
08/2018	$10,905	$10,584
09/2018	$11,003	$10,516
10/2018	$10,709	$10,433
11/2018	$10,678	$10,495
12/2018	$10,513	$10,688
01/2019	$10,841	$10,801
02/2019	$10,949	$10,795
03/2019	$11,011	$11,003
04/2019	$11,082	$11,005
05/2019	$11,009	$11,201
06/2019	$11,246	$11,341
07/2019	$11,239	$11,366
08/2019	$11,283	$11,661
09/2019	$11,357	$11,599
10/2019	$11,468	$11,634
11/2019	$11,368	$11,628
12/2019	$11,675	$11,620
01/2020	$11,668	$11,843
02/2020	$11,441	$12,056
03/2020	$10,240	$11,985
04/2020	$10,457	$12,198
05/2020	$10,772	$12,255
06/2020	$10,897	$12,332
07/2020	$11,263	$12,517
08/2020	$11,343	$12,416
09/2020	$11,228	$12,409
10/2020	$11,138	$12,353
11/2020	$11,683	$12,475
12/2020	$11,839	$12,492
01/2021	$11,785	$12,402
02/2021	$11,756	$12,223
03/2021	$11,819	$12,071
04/2021	$11,994	$12,166
05/2021	$12,064	$12,206
06/2021	$12,264	$12,291
07/2021	$12,334	$12,429
08/2021	$12,395	$12,405
09/2021	$12,277	$12,298
10/2021	$12,322	$12,294
11/2021	$12,127	$12,331
12/2021	$12,327	$12,299
01/2022	$11,998	$12,034
02/2022	$11,801	$11,900
03/2022	$11,700	$11,569
04/2022	$11,241	$11,130
05/2022	$11,229	$11,202
06/2022	$10,667	$11,026
07/2022	$11,056	$11,296
08/2022	$10,889	$10,977
09/2022	$10,434	$10,502
10/2022	$10,463	$10,366
11/2022	$10,809	$10,748
12/2022	$10,773	$10,699
01/2023	$11,239	$11,028
02/2023	$10,962	$10,743
03/2023	$11,076	$11,016
04/2023	$11,093	$11,083
05/2023	$10,891	$10,962
06/2023	$11,030	$10,923
07/2023	$11,163	$10,915
08/2023	$11,092	$10,846
09/2023	$10,834	$10,570
10/2023	$10,542	$10,403
11/2023	$11,096	$10,874
12/2023	$11,668	$11,291
01/2024	$11,679	$11,260
02/2024	$11,621	$11,101
03/2024	$11,794	$11,203
04/2024	$11,482	$10,920
05/2024	$11,710	$11,105
06/2024	$11,815	$11,210
07/2024	$12,099	$11,472
08/2024	$12,364	$11,637
09/2024	$12,702	$11,793
10/2024	$12,508	$11,500
11/2024	$12,697	$11,622
12/2024	$12,512	$11,432

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class Y	7.24%	1.39%	2.27%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Key Fund Statistics

Total Net Assets	$2,762,153,106
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	558
Portfolio Turnover Rate	81%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$14,151,878

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	48.6%
Collateralized Loan Obligations	3.3%
Finance Companies	3.4%
ABS Other	3.5%
Pharmaceuticals	3.8%
Independent Energy	3.9%
Technology	4.7%
Sovereigns	5.0%
Cable Satellite	8.4%
Treasuries	15.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.2
U.S. Treasury	12.0
Not ratedFootnote Reference^	19.6
C	0.5
CC	0.9
CCC	2.0
B	13.1
BB	19.9
BBB	23.9
A	3.6
AA	1.7
AAA	0.6
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.67% from 0.68%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

NEZYX

Loomis Sayles Strategic Income Fund

Annual Shareholder Report

December 31, 2024

TST99Y-1224

Admin Class

NEZAX

Loomis Sayles Strategic Income Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Admin Class	$122	1.18%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertibles was the main contributor to excess performance during the year. Here, our higher-conviction names in the communications space were positive.

•Security selection in high yield corporate credit was beneficial, led by select names in the communications, consumer non-cyclical and technology space.

•Selection within investment grade corporate credits was a contributor, as select names in electric, banking and communications were beneficial.

•Exposure to emerging market credits was a contributor to excess performance during the year. Higher-conviction names in pharmaceuticals and metals and mining provided excess returns.

Top Detractors from Performance

•An allocation to non-US dollar was a detractor during the period. A small allocation to Brazilian real and Mexican peso-denominated securities were modest laggards of performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Admin Class	Bloomberg U.S. Aggregate Bond Index
12/2014	$10,000	$10,000
01/2015	$9,902	$10,210
02/2015	$10,099	$10,114
03/2015	$9,937	$10,161
04/2015	$10,051	$10,124
05/2015	$10,011	$10,100
06/2015	$9,799	$9,990
07/2015	$9,677	$10,059
08/2015	$9,416	$10,045
09/2015	$9,225	$10,113
10/2015	$9,562	$10,114
11/2015	$9,422	$10,088
12/2015	$9,210	$10,055
01/2016	$8,946	$10,193
02/2016	$8,905	$10,266
03/2016	$9,359	$10,360
04/2016	$9,599	$10,400
05/2016	$9,581	$10,402
06/2016	$9,725	$10,589
07/2016	$9,947	$10,656
08/2016	$9,968	$10,644
09/2016	$10,002	$10,638
10/2016	$9,918	$10,556
11/2016	$9,825	$10,307
12/2016	$9,953	$10,321
01/2017	$10,094	$10,341
02/2017	$10,275	$10,411
03/2017	$10,269	$10,405
04/2017	$10,341	$10,486
05/2017	$10,409	$10,567
06/2017	$10,514	$10,556
07/2017	$10,652	$10,601
08/2017	$10,643	$10,696
09/2017	$10,681	$10,645
10/2017	$10,588	$10,652
11/2017	$10,616	$10,638
12/2017	$10,640	$10,687
01/2018	$10,804	$10,564
02/2018	$10,720	$10,464
03/2018	$10,700	$10,531
04/2018	$10,591	$10,452
05/2018	$10,543	$10,527
06/2018	$10,571	$10,514
07/2018	$10,700	$10,516
08/2018	$10,712	$10,584
09/2018	$10,797	$10,516
10/2018	$10,510	$10,433
11/2018	$10,468	$10,495
12/2018	$10,309	$10,688
01/2019	$10,619	$10,801
02/2019	$10,728	$10,795
03/2019	$10,785	$11,003
04/2019	$10,850	$11,005
05/2019	$10,775	$11,201
06/2019	$11,002	$11,341
07/2019	$10,990	$11,366
08/2019	$11,029	$11,661
09/2019	$11,097	$11,599
10/2019	$11,193	$11,634
11/2019	$11,098	$11,628
12/2019	$11,393	$11,620
01/2020	$11,382	$11,843
02/2020	$11,149	$12,056
03/2020	$9,978	$11,985
04/2020	$10,186	$12,198
05/2020	$10,489	$12,255
06/2020	$10,606	$12,332
07/2020	$10,959	$12,517
08/2020	$11,032	$12,416
09/2020	$10,915	$12,409
10/2020	$10,823	$12,353
11/2020	$11,341	$12,475
12/2020	$11,487	$12,492
01/2021	$11,430	$12,402
02/2021	$11,406	$12,223
03/2021	$11,463	$12,071
04/2021	$11,620	$12,166
05/2021	$11,691	$12,206
06/2021	$11,871	$12,291
07/2021	$11,934	$12,429
08/2021	$11,989	$12,405
09/2021	$11,869	$12,298
10/2021	$11,907	$12,294
11/2021	$11,723	$12,331
12/2021	$11,910	$12,299
01/2022	$11,579	$12,034
02/2022	$11,392	$11,900
03/2022	$11,290	$11,569
04/2022	$10,841	$11,130
05/2022	$10,825	$11,202
06/2022	$10,277	$11,026
07/2022	$10,649	$11,296
08/2022	$10,483	$10,977
09/2022	$10,049	$10,502
10/2022	$10,072	$10,366
11/2022	$10,393	$10,748
12/2022	$10,353	$10,699
01/2023	$10,798	$11,028
02/2023	$10,526	$10,743
03/2023	$10,633	$11,016
04/2023	$10,644	$11,083
05/2023	$10,445	$10,962
06/2023	$10,575	$10,923
07/2023	$10,698	$10,915
08/2023	$10,625	$10,846
09/2023	$10,373	$10,570
10/2023	$10,098	$10,403
11/2023	$10,616	$10,874
12/2023	$11,159	$11,291
01/2024	$11,165	$11,260
02/2024	$11,105	$11,101
03/2024	$11,267	$11,203
04/2024	$10,964	$10,920
05/2024	$11,177	$11,105
06/2024	$11,262	$11,210
07/2024	$11,530	$11,472
08/2024	$11,788	$11,637
09/2024	$12,106	$11,793
10/2024	$11,906	$11,500
11/2024	$12,091	$11,622
12/2024	$11,909	$11,432

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Admin Class	6.72%	0.89%	1.76%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Key Fund Statistics

Total Net Assets	$2,762,153,106
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	558
Portfolio Turnover Rate	81%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$14,151,878

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	48.6%
Collateralized Loan Obligations	3.3%
Finance Companies	3.4%
ABS Other	3.5%
Pharmaceuticals	3.8%
Independent Energy	3.9%
Technology	4.7%
Sovereigns	5.0%
Cable Satellite	8.4%
Treasuries	15.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.2
U.S. Treasury	12.0
Not ratedFootnote Reference^	19.6
C	0.5
CC	0.9
CCC	2.0
B	13.1
BB	19.9
BBB	23.9
A	3.6
AA	1.7
AAA	0.6
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.17% from 1.18%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Admin Class

NEZAX

Loomis Sayles Strategic Income Fund

Annual Shareholder Report

December 31, 2024

TST99AD-1224

(b) Not Applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer and persons performing similar functions. There have been no amendments or waivers of the Registrant’s code of ethics during the period.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Mr. Richard A. Goglia, Mr. James P. Palermo, Mr. Kirk A. Sykes and Ms. Cynthia L. Walker are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees
	1/1/23- 12/31/23	1/1/24- 12/31/24	1/1/23- 12/31/23	1/1/24- 12/31/24	1/1/23- 12/31/23	1/1/24- 12/31/24	1/1/23- 12/31/23	1/1/24- 12/31/24
Loomis Sayles High Income Fund, Loomis Sayles International Growth Fund, Loomis Sayles Investment Grade Bond Fund and Loomis Sayles Strategic Income Fund	$204,938	$211,807	$2,623	$3,487	$37,665	$36,476	$—	$—

1.	Audit-related fees consist of:

2023 &2024 – performance of agreed-upon procedures related to the Registrant’s deferred compensation plan.

2.	Tax fees consist of:

2023 & 2024 – review of the Registrant’s tax returns (2023 & 2024) and consulting services related to a portfolio investment (2024).

Aggregate fees billed to the Registrant for non-audit services during 2023 and 2024 were $40,288 and $39,963 respectively.

(e)(1) Audit Committee Pre-Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an Independent Trustee of the Registrant is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review by the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the Audit Committee.

(e)(2) None of the services described in each of Items 4 (b) through (d) were approved pursuant to de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the fees billed by the Registrant’s principal accountant for non-audit services rendered to Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and entities controlling, controlled by or under common control with Loomis Sayles (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	1/1/23- 12/31/23	1/1/24- 12/31/24	1/1/23- 12/31/23	1/1/24- 12/31/24	1/1/23- 12/31/23	1/1/24- 12/31/24
Control Affiliates	$—	$—	$—	$—	$—	$—

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to Loomis Sayles and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

	Aggregate Non-Audit Fees
	1/1/23-12/31/23	1/1/24- 12/31/24
Control Affiliates	$110,000	$55,000

(h) The audit committee has considered and determined that the provisions of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Registrant’s Financial Statements are attached herewith.

(b) The Registrant’s Financial Highlights are attached herewith.

Annual Financial Statements and Other Important Information
December 31, 2024

Loomis Sayles International Growth Fund
Natixis Oakmark Fund
Natixis Oakmark International Fund
Natixis U.S. Equity Opportunities Fund
Vaughan Nelson Mid Cap Fund
Vaughan Nelson Small Cap Value Fund

Portfolio of Investments – as of December 31, 2024
Loomis Sayles International Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.4% of Net Assets
	Australia — 5.5%
21,406	WiseTech Global Ltd.	$1,598,026
	Belgium — 1.4%
8,143	Anheuser-Busch InBev SA	407,670
	Brazil — 8.4%
317,769	Ambev SA, ADR	587,873
1,080	MercadoLibre, Inc.(a)	1,836,475
		2,424,348
	Canada — 4.4%
12,080	Shopify, Inc., Class A(a)	1,284,466
	China — 21.5%
3,480	Alibaba Group Holding Ltd., ADR(b)	295,069
4,256	Baidu, Inc., ADR(a)(b)	358,823
58,900	Budweiser Brewing Co. APAC Ltd.	56,254
3,000	Kweichow Moutai Co. Ltd., Class A	623,119
3,684	NXP Semiconductors NV	765,719
24,500	Tencent Holdings Ltd.	1,307,634
24,630	Trip.com Group Ltd., ADR(a)(b)	1,691,096
41,348	Vipshop Holdings Ltd., ADR(b)	556,958
12,482	Yum China Holdings, Inc.(b)	601,258
		6,255,930
	Denmark — 5.5%
18,458	Novo Nordisk AS, Class B	1,592,590
	France — 6.4%
2,509	EssilorLuxottica SA	612,020
1,112	LVMH Moet Hennessy Louis Vuitton SE	731,466
6,391	Sodexo SA	526,630
		1,870,116
	Germany — 4.8%
5,617	SAP SE	1,381,637
	Japan — 2.6%
24,500	FANUC Corp.	640,013
15,300	Unicharm Corp.	126,133
		766,146
	Macau — 0.5%
35,000	Galaxy Entertainment Group Ltd.	147,337
	Netherlands — 5.6%
1,095	Adyen NV(a)	1,627,255
	Switzerland — 3.5%
6,658	CRISPR Therapeutics AG(a)	262,059
7,772	Novartis AG, (Registered)	756,660
		1,018,719
	United Kingdom — 4.6%
6,533	Diageo PLC	207,605
9,606	Reckitt Benckiser Group PLC	581,458
9,802	Unilever PLC	558,362
		1,347,425
	United States — 23.7%
9,498	ARM Holdings PLC, ADR(a)	1,171,673
7,495	Block, Inc.(a)	637,000
14,147	Doximity, Inc., Class A(a)	755,308
18,044	Experian PLC	775,528
6,899	Nestle SA, (Registered)	566,016
Shares	Description	Value (†)
	United States — continued
3,235	Roche Holding AG	$904,528
5,146	Tesla, Inc.(a)	2,078,161
		6,888,214
	Total Common Stocks (Identified Cost $24,660,999)	28,609,879

Principal Amount
Short-Term Investments — 4.7%
$1,365,220	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $1,365,409 on 1/02/2025 collateralized by $1,375,300 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $1,392,566 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,365,220)	1,365,220
	Total Investments — 103.1% (Identified Cost $26,026,219)	29,975,099
	Other assets less liabilities — (3.1)%	(912,008)
	Net Assets — 100.0%	$29,063,091

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China. See Note 9 of Notes to Financial Statements.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

Industry Summary at December 31, 2024
Pharmaceuticals	11.2%
Software	10.3
Hotels, Restaurants & Leisure	10.2
Broadline Retail	9.2
Financial Services	7.8
Automobiles	7.2
Semiconductors & Semiconductor Equipment	6.6
Beverages	6.6
Interactive Media & Services	5.7
IT Services	4.4
Professional Services	2.7
Health Care Technology	2.6
Textiles, Apparel & Luxury Goods	2.5
Household Products	2.4
Machinery	2.2
Health Care Equipment & Supplies	2.1
Other Investments, less than 2% each	4.7
Short-Term Investments	4.7
Total Investments	103.1
Other assets less liabilities	(3.1)
Net Assets	100.0%
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles International Growth Fund (continued)
Currency Exposure Summary at December 31, 2024
United States Dollar	49.0%
Euro	20.1
Swiss Franc	7.6
Australian Dollar	5.5
Danish Krone	5.5
British Pound	5.4
Hong Kong Dollar	5.2
Japanese Yen	2.6
Yuan Renminbi	2.2
Total Investments	103.1
Other assets less liabilities	(3.1)
Net Assets	100.0%
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of December 31, 2024
Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks — 95.2% of Net Assets
	Automobile Components — 1.9%
247,000	BorgWarner, Inc.	$7,852,130
201,200	Magna International, Inc.	8,408,148
		16,260,278
	Automobiles — 3.2%
522,660	General Motors Co.	27,842,098
	Banks — 9.9%
425,536	Bank of America Corp.	18,702,307
410,718	Citigroup, Inc.	28,910,440
8,745	First Citizens BancShares, Inc., Class A	18,478,360
293,404	Wells Fargo & Co.	20,608,697
		86,699,804
	Beverages — 1.5%
403,200	Keurig Dr. Pepper, Inc.	12,950,784
	Building Products — 2.6%
178,100	Fortune Brands Innovations, Inc.	12,169,573
141,300	Masco Corp.	10,254,141
		22,423,714
	Capital Markets — 13.0%
271,882	Bank of New York Mellon Corp.	20,888,694
4,825	BlackRock, Inc.	4,946,156
33,546	Carlyle Group, Inc.	1,693,737
351,190	Charles Schwab Corp.	25,991,572
154,666	Intercontinental Exchange, Inc.	23,046,781
222,164	Nasdaq, Inc.	17,175,499
196,066	State Street Corp.	19,243,878
		112,986,317
	Chemicals — 2.7%
67,200	Celanese Corp.	4,650,912
337,800	Corteva, Inc.	19,241,088
		23,892,000
	Consumer Finance — 4.4%
468,554	Ally Financial, Inc.	16,872,630
121,206	Capital One Financial Corp.	21,613,454
		38,486,084
	Consumer Staples Distribution & Retail — 2.5%
361,400	Kroger Co.	22,099,610
	Distributors — 0.9%
66,600	Genuine Parts Co.	7,776,216
	Electronic Equipment, Instruments & Components — 1.2%
70,165	TE Connectivity PLC	10,031,490
	Entertainment — 1.5%
1,194,800	Warner Bros. Discovery, Inc.(a)	12,629,036
	Financial Services — 5.7%
291,100	Corebridge Financial, Inc.	8,712,623
114,869	Fiserv, Inc.(a)	23,596,390
153,700	Global Payments, Inc.	17,223,622
		49,532,635
	Health Care Equipment & Supplies — 1.3%
242,100	Baxter International, Inc.	7,059,636
53,290	GE HealthCare Technologies, Inc.	4,166,212
		11,225,848
	Health Care Providers & Services — 4.1%
313,700	Centene Corp.(a)	19,003,946
Shares	Description	Value (†)
	Health Care Providers & Services — continued
150,300	CVS Health Corp.	$6,746,967
27,600	Elevance Health, Inc.	10,181,640
		35,932,553
	Hotels, Restaurants & Leisure — 0.8%
52,600	Airbnb, Inc., Class A(a)	6,912,166
	Insurance — 6.0%
337,435	American International Group, Inc.	24,565,268
41,537	Reinsurance Group of America, Inc.	8,873,549
60,363	Willis Towers Watson PLC	18,908,106
		52,346,923
	Interactive Media & Services — 3.6%
163,620	Alphabet, Inc., Class A	30,973,266
	Life Sciences Tools & Services — 2.3%
103,300	IQVIA Holdings, Inc.(a)	20,299,483
	Machinery — 3.1%
63,200	Deere & Co.	26,777,840
	Media — 4.7%
54,145	Charter Communications, Inc., Class A(a)	18,559,282
441,142	Comcast Corp., Class A	16,556,059
75,900	Liberty Broadband Corp., Class C(a)	5,674,284
		40,789,625
	Oil, Gas & Consumable Fuels — 9.0%
774,155	APA Corp.	17,875,239
208,130	ConocoPhillips	20,640,252
168,960	EOG Resources, Inc.	20,711,117
171,700	Phillips 66	19,561,781
		78,788,389
	Passenger Airlines — 1.7%
249,000	Delta Air Lines, Inc.	15,064,500
	Personal Care Products — 1.9%
777,100	Kenvue, Inc.	16,591,085
	Pharmaceuticals — 1.8%
159,600	Merck & Co., Inc.	15,877,008
	Professional Services — 1.6%
55,900	Equifax, Inc.	14,246,115
	Real Estate Management & Development — 2.3%
155,318	CBRE Group, Inc., Class A(a)	20,391,700
	Total Common Stocks (Identified Cost $692,765,798)	829,826,567
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of December 31, 2024
Natixis Oakmark Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 4.6%
$39,766,668	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $39,772,191 on 1/02/2025 collateralized by $40,059,700 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $40,562,021 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $39,766,668)	$39,766,668
	Total Investments — 99.8% (Identified Cost $732,532,466)	869,593,235
	Other assets less liabilities — 0.2%	1,946,627
	Net Assets — 100.0%	$871,539,862

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
Industry Summary at December 31, 2024
Capital Markets	13.0%
Banks	9.9
Oil, Gas & Consumable Fuels	9.0
Insurance	6.0
Financial Services	5.7
Media	4.7
Consumer Finance	4.4
Health Care Providers & Services	4.1
Interactive Media & Services	3.6
Automobiles	3.2
Machinery	3.1
Chemicals	2.7
Building Products	2.6
Consumer Staples Distribution & Retail	2.5
Real Estate Management & Development	2.3
Life Sciences Tools & Services	2.3
Other Investments, less than 2% each	16.1
Short-Term Investments	4.6
Total Investments	99.8
Other assets less liabilities	0.2
Net Assets	100.0%
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of December 31, 2024
Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks — 94.8% of Net Assets
	Australia — 0.4%
101,200	Brambles Ltd.	$1,203,587
	Belgium — 0.8%
41,500	Anheuser-Busch InBev SA	2,077,652
	Canada — 1.2%
112,000	Open Text Corp.	3,169,613
	China — 1.5%
392,200	Alibaba Group Holding Ltd.	4,150,792
	Denmark — 1.7%
21,600	DSV AS	4,600,057
	France — 20.8%
87,031	Accor SA	4,232,978
37,700	Airbus SE	6,036,932
162,791	BNP Paribas SA	9,994,839
28,166	Capgemini SE	4,600,283
25,200	Danone SA	1,703,009
228,596	Edenred SE	7,515,321
96,300	Eurofins Scientific SE	4,911,522
36,415	Kering SA	8,994,334
29,800	Pernod Ricard SA	3,367,009
14,292	Publicis Groupe SA	1,521,521
340,651	Worldline SA(a)	2,994,201
		55,871,949
	Germany — 25.5%
12,700	adidas AG	3,123,746
15,396	Allianz SE	4,732,157
427,630	Bayer AG	8,541,888
91,700	Bayerische Motoren Werke AG	7,500,133
79,723	Brenntag SE	4,794,432
126,973	Continental AG	8,555,874
142,181	Daimler Truck Holding AG	5,445,826
149,419	Fresenius Medical Care AG	6,803,164
160,500	Fresenius SE & Co. KGaA(a)	5,571,109
29,542	Henkel AG & Co. KGaA	2,276,196
109,814	Mercedes-Benz Group AG, (Registered)	6,122,321
18,500	Siemens AG	3,607,400
385,000	thyssenkrupp AG	1,562,160
		68,636,406
	India — 0.7%
158,775	Axis Bank Ltd.	1,968,827
	Indonesia — 0.7%
5,608,700	Bank Mandiri Persero Tbk. PT	1,974,281
	Ireland — 1.1%
66,765	Ryanair Holdings PLC, ADR	2,910,286
	Italy — 1.8%
1,172,935	Intesa Sanpaolo SpA	4,704,424
	Japan — 2.3%
152,900	Fujitsu Ltd.	2,685,930
127,500	Komatsu Ltd.	3,473,399
		6,159,329
	Korea — 1.2%
6,900	KB Financial Group, Inc.	388,546
20,632	NAVER Corp.	2,752,926
		3,141,472
	Netherlands — 5.5%
76,841	Akzo Nobel NV	4,612,224
41,335	EXOR NV	3,789,419
Shares	Description	Value (†)
	Netherlands — continued
92,600	Koninklijke Ahold Delhaize NV	$3,026,117
81,596	Prosus NV	3,241,388
		14,669,148
	Spain — 0.9%
33,394	Amadeus IT Group SA	2,357,089
	Sweden — 3.4%
154,700	Sandvik AB	2,773,983
192,003	SKF AB, Class B	3,603,800
117,000	Volvo AB, Class B	2,843,354
		9,221,137
	Switzerland — 7.9%
21,183	Cie Financiere Richemont SA, Class A	3,204,440
1,000,280	Glencore PLC(a)	4,405,409
11,353	Holcim AG	1,093,123
32,162	Novartis AG, (Registered)	3,131,203
12,885	Roche Holding AG	3,602,731
4,363	Schindler Holding AG	1,205,426
25,499	Swatch Group AG	4,634,721
		21,277,053
	United Kingdom — 14.1%
24,500	Ashtead Group PLC	1,515,767
5,700	Bunzl PLC	234,698
26,900	Compass Group PLC	895,055
110,400	Diageo PLC	3,508,271
91,593	Liberty Global Ltd., Class A(a)	1,168,727
8,027,900	Lloyds Banking Group PLC	5,482,474
605,257	Prudential PLC	4,803,331
81,700	Reckitt Benckiser Group PLC	4,945,363
1,296,782	Schroders PLC	5,241,755
273,900	Smith & Nephew PLC	3,394,284
114,100	Smiths Group PLC	2,446,367
428,340	WPP PLC	4,415,259
		38,051,351
	United States — 3.3%
755,892	CNH Industrial NV	8,564,256
5,200	Smurfit WestRock PLC	280,072
		8,844,328
	Total Common Stocks (Identified Cost $258,419,309)	254,988,781

Preferred Stocks — 1.4%
	Korea — 1.4%
125,750	Samsung Electronics Co. Ltd., 3.269%, (KRW) (Identified Cost $6,594,377)	3,735,021

Participatory Notes — 0.2%
	Ireland — 0.2%
33,300	Ryanair Holdings PLC, 12/12/2025(a)(b) (Identified Cost $664,862)	658,378
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of December 31, 2024
Natixis Oakmark International Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 2.1%
$5,460,738	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $5,461,497 on 1/02/2025 collateralized by $5,501,000 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $5,570,002 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $5,460,738)	$5,460,738
	Total Investments — 98.5% (Identified Cost $271,139,286)	264,842,918
	Other assets less liabilities — 1.5%	4,167,725
	Net Assets — 100.0%	$269,010,643

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)	Securities subject to restriction on resale. At December 31, 2024, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Ryanair Holdings PLC	12/23/2024	$664,862	$658,378	0.2%

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

KRW	South Korean Won
Industry Summary at December 31, 2024
Machinery	10.4%
Banks	9.1
Textiles, Apparel & Luxury Goods	7.4
Pharmaceuticals	5.7
Financial Services	5.3
Automobiles	5.1
Health Care Providers & Services	4.6
Insurance	3.5
Beverages	3.4
Automobile Components	3.2
Hotels, Restaurants & Leisure	2.8
Broadline Retail	2.7
IT Services	2.7
Household Products	2.6
Trading Companies & Distributors	2.5
Aerospace & Defense	2.3
Industrial Conglomerates	2.2
Metals & Mining	2.2
Media	2.2
Capital Markets	2.0
Other Investments, less than 2% each	14.5
Short-Term Investments	2.1
Total Investments	98.5
Other assets less liabilities	1.5
Net Assets	100.0%
Currency Exposure Summary at December 31, 2024
Euro	55.3%
British Pound	15.3
United States Dollar	7.1
Swiss Franc	6.3
Swedish Krona	3.4
South Korean Won	2.6
Japanese Yen	2.3
Other, less than 2% each	6.2
Total Investments	98.5
Other assets less liabilities	1.5
Net Assets	100.0%
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of December 31, 2024
Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks — 98.1% of Net Assets
	Aerospace & Defense — 1.9%
118,128	Boeing Co.(a)	$20,908,656
	Air Freight & Logistics — 0.4%
42,016	Expeditors International of Washington, Inc.	4,654,112
	Automobile Components — 0.5%
257,300	Mobileye Global, Inc., Class A(a)	5,125,416
	Automobiles — 6.2%
461,000	General Motors Co.	24,557,470
112,585	Tesla, Inc.(a)	45,466,326
		70,023,796
	Banks — 6.7%
356,600	Bank of America Corp.	15,672,570
362,000	Citigroup, Inc.	25,481,180
7,465	First Citizens BancShares, Inc., Class A	15,773,694
273,200	Wells Fargo & Co.	19,189,568
		76,117,012
	Beverages — 2.4%
11,526	Boston Beer Co., Inc., Class A(a)	3,457,570
269,400	Keurig Dr. Pepper, Inc.	8,653,128
290,034	Monster Beverage Corp.(a)	15,244,187
		27,354,885
	Biotechnology — 2.2%
47,991	Alnylam Pharmaceuticals, Inc.(a)	11,292,762
54,291	CRISPR Therapeutics AG(a)	2,136,894
15,220	Regeneron Pharmaceuticals, Inc.(a)	10,841,663
		24,271,319
	Broadline Retail — 3.4%
43,555	Alibaba Group Holding Ltd., ADR	3,693,029
158,439	Amazon.com, Inc.(a)	34,759,932
		38,452,961
	Building Products — 0.8%
118,000	Masco Corp.	8,563,260
	Capital Markets — 7.4%
245,800	Bank of New York Mellon Corp.	18,884,814
331,845	Charles Schwab Corp.	24,559,848
13,266	FactSet Research Systems, Inc.	6,371,395
137,800	Intercontinental Exchange, Inc.	20,533,578
10,974	MSCI, Inc.	6,584,510
82,803	SEI Investments Co.	6,829,591
		83,763,736
	Chemicals — 1.5%
291,300	Corteva, Inc.	16,592,448
	Consumer Finance — 2.8%
369,700	Ally Financial, Inc.	13,312,897
102,585	Capital One Financial Corp.	18,292,957
		31,605,854
	Consumer Staples Distribution & Retail — 1.7%
318,000	Kroger Co.	19,445,700
	Electronic Equipment, Instruments & Components — 0.8%
60,400	TE Connectivity PLC	8,635,388
	Entertainment — 5.3%
37,650	Netflix, Inc.(a)	33,558,198
113,865	Walt Disney Co.	12,678,868
1,239,600	Warner Bros. Discovery, Inc.(a)	13,102,572
		59,339,638
Shares	Description	Value (†)
	Financial Services — 4.7%
63,841	Block, Inc.(a)	$5,425,847
106,800	Fiserv, Inc.(a)	21,938,856
59,618	PayPal Holdings, Inc.(a)	5,088,396
65,031	Visa, Inc., Class A	20,552,397
		53,005,496
	Health Care Equipment & Supplies — 0.6%
12,486	Intuitive Surgical, Inc.(a)	6,517,193
	Health Care Providers & Services — 1.6%
106,700	Centene Corp.(a)	6,463,886
29,900	Elevance Health, Inc.	11,030,110
		17,493,996
	Health Care Technology — 1.7%
202,313	Doximity, Inc., Class A(a)	10,801,491
41,282	Veeva Systems, Inc., Class A(a)	8,679,541
		19,481,032
	Hotels, Restaurants & Leisure — 1.4%
85,020	Starbucks Corp.	7,758,075
89,420	Yum China Holdings, Inc.	4,307,361
28,217	Yum! Brands, Inc.	3,785,593
		15,851,029
	Insurance — 3.3%
289,900	American International Group, Inc.	21,104,720
51,500	Willis Towers Watson PLC	16,131,860
		37,236,580
	Interactive Media & Services — 8.5%
271,365	Alphabet, Inc., Class A	51,369,395
25,453	Alphabet, Inc., Class C	4,847,269
68,493	Meta Platforms, Inc., Class A	40,103,336
		96,320,000
	IT Services — 1.0%
105,362	Shopify, Inc., Class A(a)	11,203,141
	Life Sciences Tools & Services — 2.1%
36,112	Illumina, Inc.(a)	4,825,647
96,000	IQVIA Holdings, Inc.(a)	18,864,960
		23,690,607
	Machinery — 2.3%
62,502	Deere & Co.	26,482,097
	Media — 2.0%
66,800	Charter Communications, Inc., Class A(a)	22,897,036
	Oil, Gas & Consumable Fuels — 5.3%
402,941	APA Corp.	9,303,908
192,100	ConocoPhillips	19,050,557
155,338	EOG Resources, Inc.	19,041,332
113,900	Phillips 66	12,976,627
		60,372,424
	Passenger Airlines — 1.6%
290,800	Delta Air Lines, Inc.	17,593,400
	Personal Care Products — 0.6%
342,600	Kenvue, Inc.	7,314,510
	Pharmaceuticals — 1.4%
33,599	Novartis AG, ADR	3,269,519
99,374	Novo Nordisk AS, ADR	8,548,151
101,556	Roche Holding AG, ADR	3,542,273
		15,359,943
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of December 31, 2024
Natixis U.S. Equity Opportunities Fund (continued)
Shares	Description	Value (†)
	Professional Services — 0.6%
24,600	Equifax, Inc.	$6,269,310
	Real Estate Management & Development — 1.6%
140,200	CBRE Group, Inc., Class A(a)	18,406,858
	Semiconductors & Semiconductor Equipment — 6.1%
86,186	ARM Holdings PLC, ADR(a)	10,631,905
377,755	NVIDIA Corp.	50,728,719
50,701	QUALCOMM, Inc.	7,788,688
		69,149,312
	Software — 7.5%
52,059	Autodesk, Inc.(a)	15,387,078
34,687	Microsoft Corp.	14,620,570
150,634	Oracle Corp.	25,101,650
63,893	Salesforce, Inc.	21,361,347
33,498	Workday, Inc., Class A(a)	8,643,489
		85,114,134
	Textiles, Apparel & Luxury Goods — 0.2%
333,371	Under Armour, Inc., Class A(a)	2,760,312
	Total Common Stocks (Identified Cost $667,439,175)	1,107,372,591

Principal Amount
Short-Term Investments — 2.0%
$22,167,869	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $22,170,948 on 1/02/2025 collateralized by $22,331,300 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $22,611,400 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $22,167,869)	22,167,869
	Total Investments — 100.1% (Identified Cost $689,607,044)	1,129,540,460
	Other assets less liabilities — (0.1)%	(886,127)
	Net Assets — 100.0%	$1,128,654,333

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

Industry Summary at December 31, 2024
Interactive Media & Services	8.5%
Software	7.5
Capital Markets	7.4
Banks	6.7
Automobiles	6.2
Semiconductors & Semiconductor Equipment	6.1
Oil, Gas & Consumable Fuels	5.3
Entertainment	5.3
Financial Services	4.7
Broadline Retail	3.4
Insurance	3.3
Consumer Finance	2.8
Beverages	2.4
Machinery	2.3
Biotechnology	2.2
Life Sciences Tools & Services	2.1
Media	2.0
Other Investments, less than 2% each	19.9
Short-Term Investments	2.0
Total Investments	100.1
Other assets less liabilities	(0.1)
Net Assets	100.0%
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of December 31, 2024
Vaughan Nelson Mid Cap Fund

Shares	Description	Value (†)
Common Stocks — 99.0% of Net Assets
	Aerospace & Defense — 4.9%
11,615	Axon Enterprise, Inc.(a)	$6,903,027
135,325	Embraer SA, ADR(a)	4,963,721
		11,866,748
	Banks — 6.3%
78,005	Comerica, Inc.	4,824,609
60,570	Western Alliance Bancorp	5,060,018
98,780	Zions Bancorp NA	5,358,815
		15,243,442
	Building Products — 4.3%
19,815	AAON, Inc.	2,331,829
15,960	Allegion PLC	2,085,654
80,600	AZEK Co., Inc.(a)	3,826,082
15,095	Builders FirstSource, Inc.(a)	2,157,528
		10,401,093
	Capital Markets — 6.5%
21,055	ARES Management Corp., Class A	3,727,367
116,165	Blue Owl Capital, Inc.	2,701,998
7,385	MSCI, Inc.	4,431,074
64,310	Nasdaq, Inc.	4,971,806
		15,832,245
	Communications Equipment — 1.1%
5,910	Motorola Solutions, Inc.	2,731,779
	Construction Materials — 3.0%
28,675	Vulcan Materials Co.	7,376,070
	Consumer Staples Distribution & Retail — 2.1%
61,410	Performance Food Group Co.(a)	5,192,216
	Electrical Equipment — 4.9%
12,945	AMETEK, Inc.	2,333,466
11,990	GE Vernova, Inc.	3,943,871
7,805	Hubbell, Inc.	3,269,436
17,550	nVent Electric PLC	1,196,208
10,260	Vertiv Holdings Co., Class A	1,165,638
		11,908,619
	Electronic Equipment, Instruments & Components — 2.4%
14,790	CDW Corp.	2,574,052
16,520	Celestica, Inc.(a)	1,524,796
8,040	Fabrinet(a)	1,767,835
		5,866,683
	Energy Equipment & Services — 2.8%
234,010	TechnipFMC PLC	6,772,249
	Financial Services — 2.1%
31,082	Apollo Global Management, Inc.	5,133,503
	Ground Transportation — 3.6%
21,520	TFI International, Inc.	2,907,137
43,840	XPO, Inc.(a)	5,749,616
		8,656,753
	Hotels, Restaurants & Leisure — 11.6%
299,795	Carnival Corp.(a)	7,470,891
11,380	Domino's Pizza, Inc.	4,776,869
19,770	DoorDash, Inc., Class A(a)	3,316,418
54,470	Royal Caribbean Cruises Ltd.	12,565,684
		28,129,862
Shares	Description	Value (†)
	Household Durables — 2.7%
16,800	DR Horton, Inc.	$2,348,976
33,555	Toll Brothers, Inc.	4,226,252
		6,575,228
	Independent Power & Renewable Electricity Producers — 1.9%
33,275	Vistra Corp.	4,587,624
	Industrial REITs — 3.9%
59,425	EastGroup Properties, Inc.	9,537,118
	Insurance — 3.0%
10,000	Allstate Corp.	1,927,900
45,590	Kemper Corp.	3,029,000
10,470	Reinsurance Group of America, Inc.	2,236,706
		7,193,606
	IT Services — 0.7%
7,665	MongoDB, Inc.(a)	1,784,489
	Life Sciences Tools & Services — 3.2%
18,930	Agilent Technologies, Inc.	2,543,056
124,460	Avantor, Inc.(a)	2,622,372
45,135	Bruker Corp.	2,645,814
		7,811,242
	Machinery — 4.9%
15,145	Crane Co.	2,298,254
63,585	Flowserve Corp.	3,657,409
82,750	Helios Technologies, Inc.	3,693,960
12,315	Lincoln Electric Holdings, Inc.	2,308,693
		11,958,316
	Oil, Gas & Consumable Fuels — 1.9%
20	Frontera Energy Corp.	120
127,195	Range Resources Corp.	4,576,476
		4,576,596
	Professional Services — 1.1%
6,965	CACI International, Inc., Class A(a)	2,814,278
	Real Estate Management & Development — 3.0%
566,990	Cushman & Wakefield PLC(a)	7,416,229
	Semiconductors & Semiconductor Equipment — 6.2%
112,240	Marvell Technology, Inc.	12,396,908
4,415	Monolithic Power Systems, Inc.	2,612,356
		15,009,264
	Software — 2.5%
10,375	Tyler Technologies, Inc.(a)	5,982,640
	Specialized REITs — 0.9%
14,535	Extra Space Storage, Inc.	2,174,436
	Specialty Retail — 3.1%
771	AutoZone, Inc.(a)	2,468,742
26,385	Best Buy Co., Inc.	2,263,833
11,940	Dick's Sporting Goods, Inc.	2,732,350
		7,464,925
	Textiles, Apparel & Luxury Goods — 2.0%
71,435	Skechers USA, Inc., Class A(a)	4,803,289
	Trading Companies & Distributors — 2.4%
24,725	Herc Holdings, Inc.	4,681,184
8,530	SiteOne Landscape Supply, Inc.(a)	1,123,998
		5,805,182
	Total Common Stocks (Identified Cost $181,852,021)	240,605,724
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of December 31, 2024
Vaughan Nelson Mid Cap Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 0.8%
$1,997,335	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $1,997,613 on 1/02/2025 collateralized by $2,012,100 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $2,037,378 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,997,335)	$1,997,335
	Total Investments — 99.8% (Identified Cost $183,849,356)	242,603,059
	Other assets less liabilities — 0.2%	605,122
	Net Assets — 100.0%	$243,208,181

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

REITs	Real Estate Investment Trusts
Industry Summary at December 31, 2024
Hotels, Restaurants & Leisure	11.6%
Capital Markets	6.5
Banks	6.3
Semiconductors & Semiconductor Equipment	6.2
Machinery	4.9
Electrical Equipment	4.9
Aerospace & Defense	4.9
Building Products	4.3
Industrial REITs	3.9
Ground Transportation	3.6
Life Sciences Tools & Services	3.2
Specialty Retail	3.1
Real Estate Management & Development	3.0
Construction Materials	3.0
Insurance	3.0
Energy Equipment & Services	2.8
Household Durables	2.7
Software	2.5
Electronic Equipment, Instruments & Components	2.4
Trading Companies & Distributors	2.4
Consumer Staples Distribution & Retail	2.1
Financial Services	2.1
Textiles, Apparel & Luxury Goods	2.0
Other Investments, less than 2% each	7.6
Short-Term Investments	0.8
Total Investments	99.8
Other assets less liabilities	0.2
Net Assets	100.0%
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of December 31, 2024
Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks — 94.3% of Net Assets
	Aerospace & Defense — 2.6%
171,205	BWX Technologies, Inc.	$19,070,525
67,250	Huntington Ingalls Industries, Inc.	12,708,232
		31,778,757
	Air Freight & Logistics — 1.3%
356,330	GXO Logistics, Inc.(a)	15,500,355
	Banks — 16.4%
732,455	Cadence Bank	25,233,075
588,341	Comerica, Inc.	36,388,891
201,787	Cullen/Frost Bankers, Inc.	27,089,905
300,674	Prosperity Bancshares, Inc.	22,655,786
545,559	United Bankshares, Inc.	20,485,740
432,043	Western Alliance Bancorp	36,092,872
601,435	Zions Bancorp NA	32,627,849
		200,574,118
	Building Products — 1.7%
172,960	AAON, Inc.	20,353,933
	Capital Markets — 1.8%
515,210	Artisan Partners Asset Management, Inc., Class A	22,179,790
	Chemicals — 4.2%
1,624,061	Element Solutions, Inc.	41,299,871
78,347	Hawkins, Inc.	9,610,827
		50,910,698
	Communications Equipment — 1.8%
258,270	Ciena Corp.(a)	21,903,879
	Construction & Engineering — 1.5%
58,315	Valmont Industries, Inc.	17,883,461
	Consumer Finance — 1.6%
184,231	FirstCash Holdings, Inc.	19,086,332
	Electric Utilities — 1.5%
429,426	Portland General Electric Co.	18,731,562
	Electronic Equipment, Instruments & Components — 4.9%
322,040	Celestica, Inc.(a)	29,724,292
73,890	Fabrinet(a)	16,246,933
94,625	Insight Enterprises, Inc.(a)	14,392,463
		60,363,688
	Ground Transportation — 1.5%
779,885	RXO, Inc.(a)	18,592,458
	Health Care Equipment & Supplies — 2.0%
211,005	Globus Medical, Inc., Class A(a)	17,452,223
118,640	TransMedics Group, Inc.(a)	7,397,204
		24,849,427
	Health Care Providers & Services — 3.2%
360,510	Acadia Healthcare Co., Inc.(a)	14,294,221
256,240	HealthEquity, Inc.(a)	24,586,228
		38,880,449
	Hotels, Restaurants & Leisure — 1.7%
447,353	Red Rock Resorts, Inc., Class A	20,685,603
	Household Durables — 2.8%
127,168	Champion Homes, Inc.(a)	11,203,501
129,210	Installed Building Products, Inc.	22,644,052
		33,847,553
	Industrial REITs — 1.6%
563,147	STAG Industrial, Inc.	19,045,631
Shares	Description	Value (†)
	Insurance — 4.5%
497,076	First American Financial Corp.	$31,037,425
256,146	Selective Insurance Group, Inc.	23,954,774
		54,992,199
	Life Sciences Tools & Services — 1.3%
260,935	Bruker Corp.	15,296,010
	Machinery — 4.9%
72,250	Alamo Group, Inc.	13,431,998
231,470	Columbus McKinnon Corp.	8,619,943
156,795	John Bean Technologies Corp.	19,928,644
52,074	Lincoln Electric Holdings, Inc.	9,762,313
78,005	Oshkosh Corp.	7,415,935
		59,158,833
	Marine Transportation — 0.8%
93,715	Kirby Corp.(a)	9,915,047
	Metals & Mining — 1.6%
201,422	Materion Corp.	19,916,607
	Mortgage Real Estate Investment Trusts (REITs) — 3.1%
2,257,725	AGNC Investment Corp.	20,793,647
1,667,170	MFA Financial, Inc.	16,988,462
		37,782,109
	Oil, Gas & Consumable Fuels — 5.9%
554,535	Antero Resources Corp.(a)	19,436,452
314,915	Matador Resources Co.	17,717,118
575,132	Murphy Oil Corp.	17,403,494
1,190,445	Permian Resources Corp.	17,118,599
		71,675,663
	Personal Care Products — 1.1%
1,940,546	Coty, Inc., Class A(a)	13,506,200
	Professional Services — 0.9%
192,830	ManpowerGroup, Inc.	11,130,148
	Real Estate Management & Development — 2.5%
2,322,480	Cushman & Wakefield PLC(a)	30,378,038
	Retail REITs — 1.6%
483,696	NNN REIT, Inc.	19,758,982
	Semiconductors & Semiconductor Equipment — 1.6%
415,876	MaxLinear, Inc.(a)	8,226,027
222,326	Rambus, Inc.(a)	11,752,153
		19,978,180
	Specialty Retail — 3.1%
517,298	Valvoline, Inc.(a)	18,715,842
807,820	Warby Parker, Inc., Class A(a)	19,557,322
		38,273,164
	Textiles, Apparel & Luxury Goods — 3.0%
755,940	Capri Holdings Ltd.(a)	15,920,097
445,885	Gildan Activewear, Inc.	20,978,889
		36,898,986
	Trading Companies & Distributors — 6.3%
320,667	Beacon Roofing Supply, Inc.(a)	32,573,354
86,859	GATX Corp.	13,459,671
192,547	H&E Equipment Services, Inc.	9,427,101
398,205	Rush Enterprises, Inc., Class A	21,817,652
		77,277,778
	Total Common Stocks (Identified Cost $1,020,560,625)	1,151,105,638
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of December 31, 2024
Vaughan Nelson Small Cap Value Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 5.7%
$69,566,652	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $69,576,314 on 1/02/2025 collateralized by $70,079,300 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $70,958,073 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $69,566,652)	$69,566,652
	Total Investments — 100.0% (Identified Cost $1,090,127,277)	1,220,672,290
	Other assets less liabilities — (0.0)%	(388,464)
	Net Assets — 100.0%	$1,220,283,826

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

REITs	Real Estate Investment Trusts
Industry Summary at December 31, 2024
Banks	16.4%
Trading Companies & Distributors	6.3
Oil, Gas & Consumable Fuels	5.9
Electronic Equipment, Instruments & Components	4.9
Machinery	4.9
Insurance	4.5
Chemicals	4.2
Health Care Providers & Services	3.2
Specialty Retail	3.1
Mortgage Real Estate Investment Trusts (REITs)	3.1
Textiles, Apparel & Luxury Goods	3.0
Household Durables	2.8
Aerospace & Defense	2.6
Real Estate Management & Development	2.5
Health Care Equipment & Supplies	2.0
Other Investments, less than 2% each	24.9
Short-Term Investments	5.7
Total Investments	100.0
Other assets less liabilities	(0.0)*
Net Assets	100.0%

*	Less than 0.1%
See accompanying notes to financial statements.
| 12

Statements of Assets and Liabilities
December 31, 2024

	Loomis Sayles International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
ASSETS
Investments at cost	$26,026,219	$732,532,466	$271,139,286	$689,607,044
Net unrealized appreciation (depreciation)	3,948,880	137,060,769	(6,296,368)	439,933,416
Investments at value	29,975,099	869,593,235	264,842,918	1,129,540,460
Cash	38,105	—	14	13,903
Foreign currency at value (identified cost $29,013, $0, $677 and $0, respectively)	28,050	—	657	—
Receivable for Fund shares sold	12,018	4,602,588	1,041,290	1,242,778
Receivable for securities sold	—	—	322,872	227,043
Dividends and interest receivable	37,023	360,628	3,525	276,119
Tax reclaims receivable	81,783	—	3,651,015	324,871
Prepaid expenses	607	612	612	612
TOTAL ASSETS	30,172,685	874,557,063	269,862,903	1,131,625,786
LIABILITIES
Payable for securities purchased	1,022,010	976,470	171,923	445,556
Payable for Fund shares redeemed	37	485,329	231,623	1,125,752
Foreign taxes payable (Note 2)	—	—	26,109	—
Management fees payable (Note 5)	9,704	418,968	136,365	657,830
Deferred Trustees’ fees (Note 5)	12,277	985,817	146,453	562,819
Administrative fees payable (Note 5)	1,141	32,458	10,915	42,073
Payable to distributor (Note 5d)	161	5,724	1,607	4,850
Audit and tax services fees payable	47,554	46,339	47,661	47,376
Other accounts payable and accrued expenses	16,710	66,096	79,604	85,197
TOTAL LIABILITIES	1,109,594	3,017,201	852,260	2,971,453
COMMITMENTS AND CONTINGENCIES(a)	—	—	—	—
NET ASSETS	$29,063,091	$871,539,862	$269,010,643	$1,128,654,333
NET ASSETS CONSIST OF:
Paid-in capital	$25,113,576	$727,512,321	$406,296,028	$669,516,453
Accumulated earnings (loss)	3,949,515	144,027,541	(137,285,385)	459,137,880
NET ASSETS	$29,063,091	$871,539,862	$269,010,643	$1,128,654,333
See accompanying notes to financial statements.
13 |

Statements of Assets and Liabilities (continued)
December 31, 2024
	Loomis Sayles International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$316,349	$289,367,789	$111,396,948	$706,643,971
Shares of beneficial interest	29,838	9,804,822	8,259,153	16,334,976
Net asset value and redemption price per share	$10.60	$29.51	$13.49	$43.26
Offering price per share (100/94.25 of net asset value) (Note 1)	$11.25	$31.31	$14.31	$45.90
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$1,058	$55,187,285	$17,235,345	$28,720,376
Shares of beneficial interest	101	2,487,638	1,294,458	2,038,226
Net asset value and offering price per share	$10.42 *	$22.18	$13.31	$14.09
Class N shares:
Net assets	$10,088,802	$1,717,865	$406,940	$2,206,428
Shares of beneficial interest	948,964	53,196	30,331	37,842
Net asset value, offering and redemption price per share	$10.63	$32.29	$13.42	$58.31
Class Y shares:
Net assets	$18,656,882	$525,266,923	$139,971,410	$391,083,558
Shares of beneficial interest	1,755,867	16,323,814	10,437,196	6,731,313
Net asset value, offering and redemption price per share	$10.63	$32.18	$13.41	$58.10

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.
(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 14

Statements of Assets and Liabilities (continued)
December 31, 2024

	Vaughan Nelson Mid Cap Fund	Vaughan Nelson Small Cap Value Fund
ASSETS
Investments at cost	$183,849,356	$1,090,127,277
Net unrealized appreciation	58,753,703	130,545,013
Investments at value	242,603,059	1,220,672,290
Cash	12	19
Receivable for Fund shares sold	1,223,216	4,112,452
Receivable for securities sold	—	721,631
Dividends and interest receivable	261,146	2,163,980
Prepaid expenses	612	612
TOTAL ASSETS	244,088,045	1,227,670,984
LIABILITIES
Payable for securities purchased	4,695	4,261,188
Payable for Fund shares redeemed	345,252	1,818,831
Management fees payable (Note 5)	139,399	868,910
Deferred Trustees’ fees (Note 5)	299,274	252,778
Administrative fees payable (Note 5)	9,641	46,003
Payable to distributor (Note 5d)	1,523	10,859
Audit and tax services fees payable	47,198	46,452
Other accounts payable and accrued expenses	32,882	82,137
TOTAL LIABILITIES	879,864	7,387,158
COMMITMENTS AND CONTINGENCIES(a)	—	—
NET ASSETS	$243,208,181	$1,220,283,826
NET ASSETS CONSIST OF:
Paid-in capital	$176,757,970	$1,098,424,001
Accumulated earnings	66,450,211	121,859,825
NET ASSETS	$243,208,181	$1,220,283,826
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$42,321,049	$152,088,164
Shares of beneficial interest	1,760,131	7,795,735
Net asset value and redemption price per share	$24.04	$19.51
Offering price per share (100/94.25 of net asset value) (Note 1)	$25.51	$20.70
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$2,425,988	$12,948,173
Shares of beneficial interest	114,652	1,988,333
Net asset value and offering price per share	$21.16	$6.51
Class N shares:
Net assets	$52,212,944	$111,877,273
Shares of beneficial interest	2,126,152	5,367,967
Net asset value, offering and redemption price per share	$24.56	$20.84
Class Y shares:
Net assets	$146,248,200	$943,370,216
Shares of beneficial interest	5,945,347	45,335,251
Net asset value, offering and redemption price per share	$24.60	$20.81

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
15 |

Statements of Operations
For the Year Ended December 31, 2024

	Loomis Sayles International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
INVESTMENT INCOME
Dividends	$545,660(a )	$14,355,538	$11,224,819	$11,114,466
Interest	23,365	1,345,500	351,330	1,140,844
Less net foreign taxes withheld	(30,936)	(54,057)	(909,569)	(64,769)
	538,089	15,646,981	10,666,580	12,190,541
Expenses
Management fees (Note 5)	286,279	5,278,165	2,850,799	7,057,328
Service and distribution fees (Note 5)	462	1,273,575	554,701	1,957,293
Administrative fees (Note 5)	16,890	363,520	159,695	466,367
Trustees' fees and expenses (Note 5)	19,821	240,431	58,089	166,859
Transfer agent fees and expenses (Notes 5, 6 and 7)	15,594	672,943	645,497	624,984
Audit and tax services fees	47,570	46,495	47,769	47,684
Custodian fees and expenses	19,461	29,790	97,315	41,469
Interest expense (Note 11)	1,262	—	—	—
Legal fees	1,293	26,951	13,026	36,158
Registration fees	77,528	144,669	78,026	82,494
Shareholder reporting expenses	13,874	69,048	53,184	58,795
Miscellaneous expenses	44,075	49,040	57,981	64,981
Total expenses	544,109	8,194,627	4,616,082	10,604,412
Less waiver and/or expense reimbursement (Note 5)	(191,877)	(402,929)	(814,619)	(919)
Less expense offset (Note 7)	(818)	(33,948)	(5,988)	(44,556)
Net expenses	351,414	7,757,750	3,795,475	10,558,937
Net investment income	186,675	7,889,231	6,871,105	1,631,604
Net realized and unrealized gain (loss) on Investments and Foreign currency transactions
Net realized gain (loss) on:
Investments	569,956	56,970,368	14,920,777	109,516,323
Foreign currency transactions (Note 2c)	(8,507)	—	(104,651)	(2,268)
Net change in unrealized appreciation (depreciation) on:
Investments	4,352,430	54,122,326	(37,347,473)	125,258,170
Foreign currency translations (Note 2c)	(8,774)	—	(218,854)	75
Net realized and unrealized gain (loss) on Investments and Foreign currency transactions	4,905,105	111,092,694	(22,750,201)	234,772,300
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,091,780	$118,981,925	$(15,879,096)	$236,403,904

(a)	Includes a non-recurring dividend of $68,876.
See accompanying notes to financial statements.
| 16

Statements of Operations (continued)
For the Year Ended December 31, 2024

	Vaughan Nelson Mid Cap Fund	Vaughan Nelson Small Cap Value Fund
INVESTMENT INCOME
Dividends	$2,679,634	$20,001,241
Interest	119,397	1,448,720
Less net foreign taxes withheld	(7,327)	(51,898)
	2,791,704	21,398,063
Expenses
Management fees (Note 5)	1,911,523	8,955,710
Service and distribution fees (Note 5)	131,395	428,386
Administrative fees (Note 5)	112,873	465,271
Trustees' fees and expenses (Note 5)	84,200	104,135
Transfer agent fees and expenses (Notes 5, 6 and 7)	190,363	1,119,011
Audit and tax services fees	47,202	46,706
Custodian fees and expenses	18,710	49,328
Legal fees	8,755	31,127
Registration fees	73,766	153,200
Shareholder reporting expenses	26,170	116,879
Miscellaneous expenses	36,177	52,473
Total expenses	2,641,134	11,522,226
Expense recovery (Note 5)	—	2,423
Less waiver and/or expense reimbursement (Note 5)	(245,009)	(563,191)
Less expense offset (Note 7)	(4,318)	(33,948)
Net expenses	2,391,807	10,927,510
Net investment income	399,897	10,470,553
Net realized and unrealized gain (loss) on Investments
Net realized gain on:
Investments	39,420,826	11,572,406
Net change in unrealized appreciation (depreciation) on:
Investments	5,400,104	28,499,529
Net realized and unrealized gain on Investments	44,820,930	40,071,935
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,220,827	$50,542,488
See accompanying notes to financial statements.
17 |

Statements of Changes in Net Assets

	Loomis Sayles International Growth Fund		Natixis Oakmark Fund
	Year Ended December 31,2024	Year Ended December 31,2023	Year Ended December 31,2024	Year Ended December 31,2023
FROM OPERATIONS:
Net investment income	$186,675	$112,387	$7,889,231	$3,821,044
Net realized gain on investments and foreign currency transactions	561,449	175,427	56,970,368	27,353,836
Net change in unrealized appreciation on investments and foreign currency translations	4,343,656	4,979,196	54,122,326	89,789,474
Net increase in net assets resulting from operations	5,091,780	5,267,010	118,981,925	120,964,354
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,516)	(506)	(18,798,910)	(8,928,576)
Class C	—	—	(4,334,342)	(2,146,898)
Class N	(71,151)	(157,071)	(100,842)	(22,322)
Class Y	(117,292)	(27,691)	(32,229,887)	(11,189,568)
Total distributions	(189,959)	(185,268)	(55,463,981)	(22,287,364)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(6,562,742)	1,061,444	170,530,283	190,347,088
Net increase (decrease) in net assets	(1,660,921)	6,143,186	234,048,227	289,024,078
NET ASSETS
Beginning of the year	30,724,012	24,580,826	637,491,635	348,467,557
End of the year	$29,063,091	$30,724,012	$871,539,862	$637,491,635
See accompanying notes to financial statements.
| 18

Statements of Changes in Net Assets (continued)

	Natixis Oakmark International Fund		Natixis U.S. Equity Opportunities Fund
	Year Ended December 31,2024	Year Ended December 31,2023	Year Ended December 31,2024	Year Ended December 31,2023
FROM OPERATIONS:
Net investment income	$6,871,105	$7,334,287	$1,631,604	$1,371,572
Net realized gain (loss) on investments and foreign currency transactions	14,816,126	(7,845,466)	109,514,055	50,768,461
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(37,566,327)	66,111,459	125,258,245	211,753,623
Net increase (decrease) in net assets resulting from operations	(15,879,096)	65,600,280	236,403,904	263,893,656
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,243,144)	(2,424,146)	(42,783,994)	(46,461,965)
Class C	(343,633)	(211,014)	(4,757,892)	(5,579,179)
Class N	(13,014)	(6,886)	(111,145)	(13,778)
Class Y	(4,519,229)	(4,204,232)	(18,605,636)	(19,320,721)
Total distributions	(8,119,020)	(6,846,278)	(66,258,667)	(71,375,643)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(95,623,559)	(30,035,491)	(6,952,176)	39,116,768
Net increase (decrease) in net assets	(119,621,675)	28,718,511	163,193,061	231,634,781
NET ASSETS
Beginning of the year	388,632,318	359,913,807	965,461,272	733,826,491
End of the year	$269,010,643	$388,632,318	$1,128,654,333	$965,461,272
See accompanying notes to financial statements.
19 |

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Mid Cap Fund		Vaughan Nelson Small Cap Value Fund
	Year Ended December 31,2024	Year Ended December 31,2023	Year Ended December 31,2024	Year Ended December 31,2023
FROM OPERATIONS:
Net investment income	$399,897	$1,119,082	$10,470,553	$2,813,425
Net realized gain (loss) on investments	39,420,826	19,749,361	11,572,406	(9,629,084)
Net change in unrealized appreciation on investments	5,400,104	16,342,125	28,499,529	96,818,512
Net increase in net assets resulting from operations	45,220,827	37,210,568	50,542,488	90,002,853
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(4,677,497)	(125,295)	(2,131,162)	(318,831)
Class C	(297,120)	—	(492,839)	(67,551)
Class N	(5,450,517)	(367,799)	(1,725,379)	(12,034)
Class Y	(15,866,769)	(766,274)	(14,093,624)	(2,375,163)
Total distributions	(26,291,903)	(1,259,368)	(18,443,004)	(2,773,579)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(26,374,992)	(47,517,639)	536,052,143	374,368,392
Net increase (decrease) in net assets	(7,446,068)	(11,566,439)	568,151,627	461,597,666
NET ASSETS
Beginning of the year	250,654,249	262,220,688	652,132,199	190,534,533
End of the year	$243,208,181	$250,654,249	$1,220,283,826	$652,132,199
See accompanying notes to financial statements.
| 20

Financial Highlights
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class A
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$9.42	$7.84	$9.57	$10.13	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03 (b)	0.01	0.02	(0.01)	0.01
Net realized and unrealized gain (loss)	1.20	1.60	(1.71)	(0.41)	0.13
Total from Investment Operations	1.23	1.61	(1.69)	(0.42)	0.14
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	(0.03)	(0.04)	(0.01)	(0.01)
Net realized capital gains	—	—	—	(0.13)	—
Total Distributions	(0.05)	(0.03)	(0.04)	(0.14)	(0.01)
Net asset value, end of the period	$10.60	$9.42	$7.84	$9.57	$10.13
Total return(c)(d)	13.09%(b)	20.56%	(17.71)%	(4.07)%	1.37%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$316	$151	$125	$113	$1
Net expenses(f)	1.21%(g)	1.20%	1.20%	1.20%	1.20%(h)
Gross expenses	1.75%(g)	1.87%	2.05%	2.71%	13.05%(h)
Net investment income (loss)	0.28%(b)	0.12%	0.26%	(0.07)%	1.28%(h)
Portfolio turnover rate	36%	5%	11%	9%	1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been 12.98% and the ratio of net investment income to average net assets would have been 0.12%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.74%.
(h)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
21 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class C
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$9.29	$7.77	$9.51	$10.13	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.05)(b)	(0.06)	0.02	(0.09)	0.00 (c)
Net realized and unrealized gain (loss)	1.18	1.58	(1.76)	(0.40)	0.13
Total from Investment Operations	1.13	1.52	(1.74)	(0.49)	0.13
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(c)	—	—	(0.00)(c)	(0.00)(c)
Net realized capital gains	—	—	—	(0.13)	—
Total Distributions	(0.00)	—	—	(0.13)	(0.00)
Net asset value, end of the period	$10.42	$9.29	$7.77	$9.51	$10.13
Total return(d)(e)	12.19%(b)	19.56%	(18.30)%	(4.79)%	1.33%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1	$1	$1	$38	$1
Net expenses(g)	1.95%(h)	1.95%	1.95%	1.95%	1.95%(i)
Gross expenses	2.57%(h)	2.53%	2.79%	3.46%	13.78%(i)
Net investment income (loss)	(0.55)%(b)	(0.68)%	0.21%	(0.90)%	0.55%(i)
Portfolio turnover rate	36%	5%	11%	9%	1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.07), total return would have been 12.08% and the ratio of net investment loss to average net assets would have been (0.75)%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Includes interest expense of less than 0.01%.
(i)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 22

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class N
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$9.44	$7.85	$9.58	$10.13	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05 (b)	0.04	0.05	0.03	0.01
Net realized and unrealized gain (loss)	1.21	1.61	(1.72)	(0.42)	0.13
Total from Investment Operations	1.26	1.65	(1.67)	(0.39)	0.14
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.06)	(0.06)	(0.03)	(0.01)
Net realized capital gains	—	—	—	(0.13)	—
Total Distributions	(0.07)	(0.06)	(0.06)	(0.16)	(0.01)
Net asset value, end of the period	$10.63	$9.44	$7.85	$9.58	$10.13
Total return(c)	13.36%(b)	20.99%	(17.47)%	(3.77)%	1.38%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$10,089	$25,661	$21,331	$22,953	$15,206
Net expenses(e)	0.90%(f)	0.90%	0.90%	0.90%	0.90%(g)
Gross expenses	1.39%(f)	1.47%	1.67%	1.58%	6.48%(g)
Net investment income	0.47%(b)	0.41%	0.62%	0.29%	1.43%(g)
Portfolio turnover rate	36%	5%	11%	9%	1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.03, total return would have been 13.26% and the ratio of net investment income to average net assets would have been 0.29%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes interest expense of less than 0.01%.
(g)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
23 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class Y
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$9.44	$7.85	$9.58	$10.13	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06 (b)	0.03	0.04	0.02	0.01
Net realized and unrealized gain (loss)	1.20	1.61	(1.72)	(0.41)	0.13
Total from Investment Operations	1.26	1.64	(1.68)	(0.39)	0.14
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.05)	(0.05)	(0.03)	(0.01)
Net realized capital gains	—	—	—	(0.13)	—
Total Distributions	(0.07)	(0.05)	(0.05)	(0.16)	(0.01)
Net asset value, end of the period	$10.63	$9.44	$7.85	$9.58	$10.13
Total return(c)	13.45%(b)	20.81%	(17.50)%	(3.81)%	1.38%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$18,657	$4,911	$3,124	$222	$12
Net expenses(e)	0.96%(f)	0.95%	0.95%	0.95%	0.95%(g)
Gross expenses	1.50%(f)	1.62%	1.80%	2.46%	12.58%(g)
Net investment income	0.54%(b)	0.32%	0.47%	0.19%	1.63%(g)
Portfolio turnover rate	36%	5%	11%	9%	1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.04, total return would have been 13.23% and the ratio of net investment income to average net assets would have been 0.34%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.49%.
(g)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 24

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class A
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$27.24	$21.55	$29.04	$23.20	$22.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25	0.20	0.17	0.07	0.11 (b)
Net realized and unrealized gain (loss)	4.04	6.48	(4.00)	7.81	2.78
Total from Investment Operations	4.29	6.68	(3.83)	7.88	2.89
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.16)	(0.20)	(0.05)	(0.12)
Net realized capital gains	(1.76)	(0.83)	(3.46)	(1.99)	(2.02)
Total Distributions	(2.02)	(0.99)	(3.66)	(2.04)	(2.14)
Net asset value, end of the period	$29.51	$27.24	$21.55	$29.04	$23.20
Total return(c)	15.82%(d)	30.96%(d)	(13.30)%(d)	33.97%(d)	13.01%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$289,368	$257,098	$192,750	$222,435	$170,702
Net expenses	1.04%(e)(f)	1.05%(e)	1.05%(e)	1.12%(e)(g)	1.20%(h)
Gross expenses	1.09%	1.15%	1.10%	1.14%	1.20%(h)
Net investment income	0.86%	0.81%	0.65%	0.25%	0.53%(b)
Portfolio turnover rate	51%	40%	69%	23%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.05, total return would have been 12.72% and the ratio of net investment income to average net assets would have been 0.27%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2024, the expense limit decreased from 1.05% to 1.03%. See Note 5 of Notes to Financial Statements.
(g)	Effective July 1, 2021, the expense limit decreased from 1.30% to 1.05%.
(h)	Includes refund of prior year service fee of 0.01%.
See accompanying notes to financial statements.
25 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class C
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$20.92	$16.74	$23.50	$19.17	$18.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03	0.01	(0.02)	(0.12)	(0.04)(b)
Net realized and unrealized gain (loss)	3.08	5.01	(3.23)	6.44	2.31
Total from Investment Operations	3.11	5.02	(3.25)	6.32	2.27
LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.01)	(0.05)	(0.00)(c)	—
Net realized capital gains	(1.76)	(0.83)	(3.46)	(1.99)	(2.02)
Total Distributions	(1.85)	(0.84)	(3.51)	(1.99)	(2.02)
Net asset value, end of the period	$22.18	$20.92	$16.74	$23.50	$19.17
Total return(d)	14.95%(e)	29.99%(e)	(13.97)%(e)	32.99%(e)	12.15%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$55,187	$55,880	$51,987	$50,042	$35,940
Net expenses	1.79%(f)(g)	1.80%(f)	1.80%(f)	1.87%(f)(h)	1.95%
Gross expenses	1.84%	1.90%	1.85%	1.89%	1.95%
Net investment income (loss)	0.11%	0.05%	(0.10)%	(0.49)%	(0.23)%(b)
Portfolio turnover rate	51%	40%	69%	23%	22%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.08), total return would have been 11.85% and the ratio of net investment loss to average net assets would have been (0.46)%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2024, the expense limit decreased from 1.80% to 1.78%. See Note 5 of Notes to Financial Statements.
(h)	Effective July 1, 2021, the expense limit decreased from 2.05% to 1.80%.
See accompanying notes to financial statements.
| 26

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class N
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$29.63	$23.36	$31.13	$24.72	$23.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.38	0.30	0.26	0.23	0.18 (b)
Net realized and unrealized gain (loss)	4.39	7.03	(4.29)	8.31	2.98
Total from Investment Operations	4.77	7.33	(4.03)	8.54	3.16
LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.23)	(0.28)	(0.14)	(0.20)
Net realized capital gains	(1.76)	(0.83)	(3.46)	(1.99)	(2.02)
Total Distributions	(2.11)	(1.06)	(3.74)	(2.13)	(2.22)
Net asset value, end of the period	$32.29	$29.63	$23.36	$31.13	$24.72
Total return(c)	16.17%	31.35%	(13.06)%	34.54%	13.41%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,718	$647	$517	$682	$364
Net expenses(d)	0.74%(e)	0.75%	0.75%	0.80%(f)	0.86%
Gross expenses	0.89%(g)	1.03%	0.93%	1.55%	1.05%
Net investment income	1.16%	1.11%	0.93%	0.79%	0.85%(b)
Portfolio turnover rate	51%	40%	69%	23%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.14, total return would have been 13.13% and the ratio of net investment income to average net assets would have been 0.67%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2024, the expense limit decreased from 0.75% to 0.73%. See Note 5 of Notes to Financial Statements.
(f)	Effective July 1, 2021, the expense limit decreased from 1.00% to 0.75%.
(g)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 0.87%. See Note 7 of Notes to Financial Statements.
See accompanying notes to financial statements.
27 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class Y
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$29.53	$23.29	$31.04	$24.68	$23.75
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.36	0.31	0.25	0.17	0.17 (b)
Net realized and unrealized gain (loss)	4.39	6.98	(4.28)	8.31	2.95
Total from Investment Operations	4.75	7.29	(4.03)	8.48	3.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)	(0.22)	(0.26)	(0.13)	(0.17)
Net realized capital gains	(1.76)	(0.83)	(3.46)	(1.99)	(2.02)
Total Distributions	(2.10)	(1.05)	(3.72)	(2.12)	(2.19)
Net asset value, end of the period	$32.18	$29.53	$23.29	$31.04	$24.68
Total return	16.13%(c)	31.28%(c)	(13.10)%(c)	34.35%(c)	13.28%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$525,267	$323,867	$103,213	$99,008	$37,595
Net expenses	0.79%(d)(e)	0.80%(d)	0.80%(d)	0.86%(d)(f)	0.95%
Gross expenses	0.84%	0.90%	0.85%	0.89%	0.95%
Net investment income	1.12%	1.13%	0.89%	0.56%	0.79%(b)
Portfolio turnover rate	51%	40%	69%	23%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.12, total return would have been 13.00% and the ratio of net investment income to average net assets would have been 0.55%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2024, the expense limit decreased from 0.80% to 0.78%. See Note 5 of Notes to Financial Statements.
(f)	Effective July 1, 2021, the expense limit decreased from 1.05% to 0.80%.
See accompanying notes to financial statements.
| 28

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class A
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$14.64	$12.52	$15.15	$14.15	$13.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.26	0.26 (b)	0.19	0.27 (c)	(0.00)(d)
Net realized and unrealized gain (loss)	(1.01)	2.11	(2.60)	0.96	0.55 (e)
Total from Investment Operations	(0.75)	2.37	(2.41)	1.23	0.55
LESS DISTRIBUTIONS FROM:
Net investment income	(0.40)	(0.25)	(0.22)	(0.23)	(0.03)
Net asset value, end of the period	$13.49	$14.64	$12.52	$15.15	$14.15
Total return(f)(g)	(5.13)%	18.94%(b)	(15.91)%	8.73%(c)	4.06%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$111,397	$142,825	$120,316	$152,900	$131,630
Net expenses(h)	1.15%	1.15%	1.15%	1.17%(i)	1.29%(j)
Gross expenses	1.38%	1.37%	1.38%	1.34%	1.36%
Net investment income (loss)	1.84%	1.84%(b)	1.48%	1.73%(c)	(0.03)%
Portfolio turnover rate	35%	26%	33%	37%	63%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.25, total return would have been 18.78% and the ratio of net investment income to average net assets would have been 1.74%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.13, total return would have been 7.74% and the ratio of net investment income to average net assets would have been 0.84%.

(d)	Amount rounds to less than $0.01 per share.
(e)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(f)	A sales charge for Class A shares is not reflected in total return calculations.
(g)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Effective July 1, 2021, the expense limit decreased from 1.20% to 1.15%.
(j)	Effective July 1, 2020, the expense limit decreased from 1.37% to 1.20%.
See accompanying notes to financial statements.
29 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class C
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$14.42	$12.31	$14.86	$13.85	$13.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.15	0.16 (b)	0.10	0.13 (c)	(0.08)
Net realized and unrealized gain (loss)	(1.00)	2.06	(2.55)	0.97	0.52 (d)
Total from Investment Operations	(0.85)	2.22	(2.45)	1.10	0.44
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.11)	(0.10)	(0.09)	—
Net asset value, end of the period	$13.31	$14.42	$12.31	$14.86	$13.85
Total return(e)(f)	(5.88)%	18.01%(b)	(16.50)%	7.92%(c)	3.28%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$17,235	$28,598	$39,202	$69,335	$96,772
Net expenses(g)	1.90%	1.90%	1.90%	1.93%(h)	2.05%(i)
Gross expenses	2.13%	2.12%	2.13%	2.09%	2.11%
Net investment income (loss)	1.08%	1.18%(b)	0.78%	0.85%(c)	(0.76)%
Portfolio turnover rate	35%	26%	33%	37%	63%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.15, total return would have been 17.85% and the ratio of net investment income to average net assets would have been 1.10%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.02, total return would have been 6.98% and the ratio of net investment income to average net assets would have been 0.13%.

(d)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.90%.
(i)	Effective July 1, 2020, the expense limit decreased from 2.12% to 1.95%.
See accompanying notes to financial statements.
| 30

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class N
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$14.57	$12.46	$15.08	$14.09	$13.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.29 (b)	0.32	0.38 (c)	0.04
Net realized and unrealized gain (loss)	(0.94)	2.11	(2.68)	0.89	0.56 (d)
Total from Investment Operations	(0.70)	2.40	(2.36)	1.27	0.60
LESS DISTRIBUTIONS FROM:
Net investment income	(0.45)	(0.29)	(0.26)	(0.28)	(0.07)
Net asset value, end of the period	$13.42	$14.57	$12.46	$15.08	$14.09
Total return(e)	(4.82)%	19.30%(b)	(15.65)%	9.01%(c)	4.44%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$407	$348	$222	$704	$290
Net expenses(f)	0.85%	0.85%	0.85%	0.87%(g)	0.92%(h)
Gross expenses	1.21%(i)	1.44%	1.01%	1.25%	1.17%
Net investment income	1.69%	2.08%(b)	2.56%	2.49%(c)	0.37%
Portfolio turnover rate	35%	26%	33%	37%	63%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.27, total return would have been 19.14% and the ratio of net investment income to average net assets would have been 1.95%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.11, total return would have been 8.09% and the ratio of net investment income to average net assets would have been 0.70%.

(d)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
(h)	Effective July 1, 2020, the expense limit decreased from 1.07% to 0.90%.
(i)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 1.19%. See Note 7 of Notes to Financial Statements.
See accompanying notes to financial statements.
31 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class Y
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$14.56	$12.45	$15.07	$14.08	$13.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29	0.29 (b)	0.22	0.30 (c)	0.04
Net realized and unrealized gain (loss)	(1.00)	2.11	(2.58)	0.96	0.55 (d)
Total from Investment Operations	(0.71)	2.40	(2.36)	1.26	0.59
LESS DISTRIBUTIONS FROM:
Net investment income	(0.44)	(0.29)	(0.26)	(0.27)	(0.07)
Net asset value, end of the period	$13.41	$14.56	$12.45	$15.07	$14.08
Total return(e)	(4.89)%	19.26%(b)	(15.71)%	8.97%(c)	4.32%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$139,971	$216,862	$200,175	$312,930	$275,468
Net expenses(f)	0.90%	0.90%	0.90%	0.92%(g)	1.03%(h)
Gross expenses	1.13%	1.12%	1.13%	1.09%	1.11%
Net investment income	2.04%	2.08%(b)	1.66%	1.96%(c)	0.41%
Portfolio turnover rate	35%	26%	33%	37%	63%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.28, total return would have been 19.18% and the ratio of net investment income to average net assets would have been 1.98%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.17, total return would have been 8.04% and the ratio of net investment income to average net assets would have been 1.07%.

(d)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.90%.
(h)	Effective July 1, 2020, the expense limit decreased from 1.12% to 0.95%.
See accompanying notes to financial statements.
| 32

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class A
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$36.73	$29.01	$43.12	$39.04	$36.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04	0.04	0.03	(0.11)	(0.05)
Net realized and unrealized gain (loss)	9.26	10.66	(8.89)	8.99	7.66
Total from Investment Operations	9.30	10.70	(8.86)	8.88	7.61
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	(0.03)	(0.03)	—	—
Net realized capital gains	(2.72)	(2.95)	(5.22)	(4.80)	(5.10)
Total Distributions	(2.77)	(2.98)	(5.25)	(4.80)	(5.10)
Net asset value, end of the period	$43.26	$36.73	$29.01	$43.12	$39.04
Total return(b)	25.23%	37.01%	(21.15)%	23.14%	22.09%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$706,644	$612,653	$512,392	$733,423	$649,754
Net expenses	1.07%	1.10%	1.12%	1.14%	1.17%
Gross expenses	1.07%	1.10%	1.12%	1.14%	1.17%
Net investment income (loss)	0.09%	0.11%	0.09%	(0.25)%	(0.14)%
Portfolio turnover rate	33%	36%	46%	18%	26%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
See accompanying notes to financial statements.
33 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class C
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$13.51	$12.12	$21.82	$21.89	$22.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.10)	(0.09)	(0.12)	(0.24)	(0.19)
Net realized and unrealized gain (loss)	3.41	4.43	(4.36)	4.97	4.53
Total from Investment Operations	3.31	4.34	(4.48)	4.73	4.34
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	—	—	—	—
Net realized capital gains	(2.72)	(2.95)	(5.22)	(4.80)	(5.10)
Total Distributions	(2.73)	(2.95)	(5.22)	(4.80)	(5.10)
Net asset value, end of the period	$14.09	$13.51	$12.12	$21.82	$21.89
Total return(b)	24.32%	35.98%	(21.77)%	22.27%	21.15%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$28,720	$30,479	$29,356	$57,492	$63,126
Net expenses	1.82%	1.85%	1.87%	1.89%	1.92%
Gross expenses	1.82%	1.85%	1.87%	1.89%	1.92%
Net investment loss	(0.65)%	(0.64)%	(0.66)%	(0.99)%	(0.87)%
Portfolio turnover rate	33%	36%	46%	18%	26%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
See accompanying notes to financial statements.
| 34

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class N
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$48.71	$37.72	$54.14	$47.84	$43.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.20	0.18	0.03	0.13
Net realized and unrealized gain (loss)	12.30	13.89	(11.23)	11.07	9.20
Total from Investment Operations	12.50	14.09	(11.05)	11.10	9.33
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.15)	(0.15)	—	—
Net realized capital gains	(2.72)	(2.95)	(5.22)	(4.80)	(5.10)
Total Distributions	(2.90)	(3.10)	(5.37)	(4.80)	(5.10)
Net asset value, end of the period	$58.31	$48.71	$37.72	$54.14	$47.84
Total return(b)	25.60%	37.44%	(20.88)%	23.53%	22.48%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,206	$224	$167	$177	$172
Net expenses(c)	0.76%	0.78%	0.81%	0.83%	0.84%
Gross expenses	0.82%	1.39%	1.34%	1.38%	1.13%
Net investment income	0.35%	0.43%	0.41%	0.06%	0.31%
Portfolio turnover rate	33%	36%	46%	18%	26%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
See accompanying notes to financial statements.
35 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class Y
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$48.54	$37.60	$53.99	$47.74	$43.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.17	0.15	0.00 (b)	0.05
Net realized and unrealized gain (loss)	12.24	13.84	(11.20)	11.05	9.23
Total from Investment Operations	12.43	14.01	(11.05)	11.05	9.28
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.12)	(0.12)	—	—
Net realized capital gains	(2.72)	(2.95)	(5.22)	(4.80)	(5.10)
Total Distributions	(2.87)	(3.07)	(5.34)	(4.80)	(5.10)
Net asset value, end of the period	$58.10	$48.54	$37.60	$53.99	$47.74
Total return	25.54%	37.35%	(20.95)%	23.48%	22.36%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$391,084	$322,106	$191,912	$284,738	$243,302
Net expenses	0.82%	0.85%	0.87%	0.89%	0.92%
Gross expenses	0.82%	0.85%	0.87%	0.89%	0.92%
Net investment income	0.34%	0.37%	0.35%	0.00 (c)	0.13%
Portfolio turnover rate	33%	36%	46%	18%	26%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Amount rounds to less than 0.01%.
See accompanying notes to financial statements.
| 36

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class A
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$22.76	$19.64	$22.70	$21.79	$22.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)	0.05	0.11	0.05	0.07
Net realized and unrealized gain (loss)	4.22	3.14	(2.53)	4.52	1.96
Total from Investment Operations	4.21	3.19	(2.42)	4.57	2.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.07)	(0.13)	(0.04)	(0.04)
Net realized capital gains	(2.93)	—	(0.51)	(3.62)	(2.62)
Total Distributions	(2.93)	(0.07)	(0.64)	(3.66)	(2.66)
Net asset value, end of the period	$24.04	$22.76	$19.64	$22.70	$21.79
Total return(c)(d)	18.36%	16.26%	(10.80)%	21.32%	10.46%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$42,321	$38,864	$33,507	$37,849	$30,567
Net expenses(e)	1.15%	1.15%	1.15%	1.17%(f)	1.20%
Gross expenses	1.26%	1.25%	1.21%	1.23%	1.29%
Net investment income (loss)	(0.05)%	0.25%	0.55%	0.22%	0.35%
Portfolio turnover rate	109%	94%	53%	71%	52%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2021, the expense limit decreased from 1.20% to 1.15%.
See accompanying notes to financial statements.
37 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class C
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$20.48	$17.75	$20.58	$20.15	$21.06
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.18)	(0.10)	(0.04)	(0.13)	(0.08)
Net realized and unrealized gain (loss)	3.79	2.83	(2.28)	4.18	1.79
Total from Investment Operations	3.61	2.73	(2.32)	4.05	1.71
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	—	—	(0.00)(b)	—
Net realized capital gains	(2.93)	—	(0.51)	(3.62)	(2.62)
Total Distributions	(2.93)	—	(0.51)	(3.62)	(2.62)
Net asset value, end of the period	$21.16	$20.48	$17.75	$20.58	$20.15
Total return(c)(d)	17.47%	15.38%	(11.46)%	20.44%	9.60%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,426	$3,650	$7,405	$11,436	$14,023
Net expenses(e)	1.90%	1.90%	1.90%	1.93%(f)	1.95%
Gross expenses	2.01%	2.00%	1.96%	1.98%	2.04%
Net investment loss	(0.82)%	(0.55)%	(0.22)%	(0.56)%	(0.42)%
Portfolio turnover rate	109%	94%	53%	71%	52%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.90%.
See accompanying notes to financial statements.
| 38

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class N
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$23.12	$19.95	$23.05	$22.07	$22.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.11	0.17	0.14	0.13
Net realized and unrealized gain (loss)	4.31	3.19	(2.57)	4.58	2.00
Total from Investment Operations	4.37	3.30	(2.40)	4.72	2.13
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.13)	(0.19)	(0.12)	(0.10)
Net realized capital gains	(2.93)	—	(0.51)	(3.62)	(2.62)
Total Distributions	(2.93)	(0.13)	(0.70)	(3.74)	(2.72)
Net asset value, end of the period	$24.56	$23.12	$19.95	$23.05	$22.07
Total return(c)	18.77%	16.56%	(10.54)%	21.70%	10.83%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$52,213	$63,894	$72,804	$91,416	$17,965
Net expenses(d)	0.85%	0.85%	0.85%	0.86%(e)	0.90%
Gross expenses	0.91%	0.90%	0.87%	0.89%	0.94%
Net investment income	0.23%	0.55%	0.84%	0.55%	0.65%
Portfolio turnover rate	109%	94%	53%	71%	52%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
See accompanying notes to financial statements.
39 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class Y
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$23.17	$19.99	$23.09	$22.10	$22.69
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05	0.10	0.16	0.11	0.12
Net realized and unrealized gain (loss)	4.31	3.20	(2.57)	4.60	2.00
Total from Investment Operations	4.36	3.30	(2.41)	4.71	2.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.12)	(0.18)	(0.10)	(0.09)
Net realized capital gains	(2.93)	—	(0.51)	(3.62)	(2.62)
Total Distributions	(2.93)	(0.12)	(0.69)	(3.72)	(2.71)
Net asset value, end of the period	$24.60	$23.17	$19.99	$23.09	$22.10
Total return(c)	18.69%	16.52%	(10.58)%	21.65%	10.76%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$146,248	$144,247	$148,505	$226,838	$227,501
Net expenses(d)	0.90%	0.90%	0.90%	0.93%(e)	0.95%
Gross expenses	1.01%	1.00%	0.96%	0.98%	1.04%
Net investment income	0.20%	0.49%	0.78%	0.45%	0.60%
Portfolio turnover rate	109%	94%	53%	71%	52%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.90%.
See accompanying notes to financial statements.
| 40

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class A
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$18.88	$15.17	$17.87	$16.69	$15.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.16	0.09	(0.02)	0.00 (b)(c)	0.00 (b)
Net realized and unrealized gain (loss)	0.75	3.67	(1.78)	4.98	1.33
Total from Investment Operations	0.91	3.76	(1.80)	4.98	1.33
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.05)	—	(0.01)	(0.00)(b)
Net realized capital gains	(0.14)	—	(0.90)	(3.79)	(0.09)
Total Distributions	(0.28)	(0.05)	(0.90)	(3.80)	(0.09)
Net asset value, end of the period	$19.51	$18.88	$15.17	$17.87	$16.69
Total return(d)(e)	4.80%	24.82%	(10.19)%	30.24%(c)	8.91%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$152,088	$111,268	$66,339	$81,493	$61,571
Net expenses(f)	1.25%	1.25%	1.25%	1.27%(g)	1.32%(h)
Gross expenses	1.31%	1.37%	1.37%	1.43%	1.53%
Net investment income (loss)	0.79%	0.53%	(0.12)%	0.01%(c)	0.02%
Portfolio turnover rate	80%	72%	63%	92%	105%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.05), total return would have been 29.95% and the ratio of net investment loss to average net assets would have been (0.25)%.

(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2021, the expense limit decreased from 1.30% to 1.25%.
(h)	Effective July 1, 2020, the expense limit decreased from 1.34% to 1.30%.
See accompanying notes to financial statements.
41 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class C
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$6.51	$5.30	$6.94	$8.34	$7.84
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.00 (b)	(0.01)	(0.04)	(0.06)(c)	(0.05)
Net realized and unrealized gain (loss)	0.26	1.28	(0.70)	2.45	0.64
Total from Investment Operations	0.26	1.27	(0.74)	2.39	0.59
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.06)	—	—	(0.00)(b)
Net realized capital gains	(0.14)	—	(0.90)	(3.79)	(0.09)
Total Distributions	(0.26)	(0.06)	(0.90)	(3.79)	(0.09)
Net asset value, end of the period	$6.51	$6.51	$5.30	$6.94	$8.34
Total return(d)(e)	4.00%	23.93%	(11.01)%	29.45%(c)	8.08%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$12,948	$7,988	$2,118	$966	$983
Net expenses(f)	2.00%	2.00%	2.00%	2.03%(g)	2.07%(h)
Gross expenses	2.06%	2.12%	2.12%	2.19%	2.28%
Net investment income (loss)	0.03%	(0.14)%	(0.74)%	(0.67)%(c)	(0.71)%
Portfolio turnover rate	80%	72%	63%	92%	105%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.10), total return would have been 29.09% and the ratio of net investment loss to average net assets would have been (0.99)%.

(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2021, the expense limit decreased from 2.05% to 2.00%.
(h)	Effective July 1, 2020, the expense limit decreased from 2.09% to 2.05%.
See accompanying notes to financial statements.
| 42

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class N
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$20.14	$16.16	$18.96	$17.52	$16.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23	0.15	0.04	0.01 (b)	0.04
Net realized and unrealized gain (loss)	0.80	3.93	(1.91)	5.29	1.42
Total from Investment Operations	1.03	4.08	(1.87)	5.30	1.46
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.10)	(0.03)	(0.07)	(0.05)
Net realized capital gains	(0.14)	—	(0.90)	(3.79)	(0.09)
Total Distributions	(0.33)	(0.10)	(0.93)	(3.86)	(0.14)
Net asset value, end of the period	$20.84	$20.14	$16.16	$18.96	$17.52
Total return	5.08%	25.24%(c)	(9.95)%(c)	30.64%(b)(c)	9.27%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$111,877	$2,506	$1,493	$1,383	$23
Net expenses	0.95%	0.95%(d)	0.95%(d)	0.97%(d)(e)	1.02%(d)(f)
Gross expenses	0.95%	1.08%	1.10%	1.19%	6.54%
Net investment income	1.08%	0.84%	0.22%	0.03%(b)	0.31%
Portfolio turnover rate	80%	72%	63%	92%	105%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been 30.37% and the ratio of net investment income to average net assets would have been 0.03%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2021, the expense limit decreased from 1.00% to 0.95%.
(f)	Effective July 1, 2020, the expense limit decreased from 1.04% to 1.00%.
See accompanying notes to financial statements.
43 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class Y
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$20.11	$16.15	$18.95	$17.51	$16.19
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22	0.16	0.04	0.06 (b)	0.04
Net realized and unrealized gain (loss)	0.80	3.89	(1.91)	5.23	1.41
Total from Investment Operations	1.02	4.05	(1.87)	5.29	1.45
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.09)	(0.03)	(0.06)	(0.04)
Net realized capital gains	(0.14)	—	(0.90)	(3.79)	(0.09)
Total Distributions	(0.32)	(0.09)	(0.93)	(3.85)	(0.13)
Net asset value, end of the period	$20.81	$20.11	$16.15	$18.95	$17.51
Total return(c)	5.05%	25.10%	(9.98)%	30.61%(b)	9.23%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$943,370	$530,371	$120,585	$66,054	$49,315
Net expenses(d)	1.00%	1.00%	1.00%	1.02%(e)	1.07%(f)
Gross expenses	1.06%	1.12%	1.12%	1.18%	1.28%
Net investment income	1.03%	0.91%	0.22%	0.28%(b)	0.26%
Portfolio turnover rate	80%	72%	63%	92%	105%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.00, total return would have been 30.26% and the ratio of net investment income to average net assets would have been 0.01%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2021, the expense limit decreased from 1.05% to 1.00%.
(f)	Effective July 1, 2020, the expense limit decreased from 1.09% to 1.05%.
See accompanying notes to financial statements.
| 44

Notes to Financial Statements
December 31, 2024
1.Organization. Loomis Sayles Funds II, Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Funds II:
Loomis Sayles International Growth Fund (“International Growth Fund”)
Natixis Funds Trust I:
Natixis Oakmark International Fund
Natixis U.S. Equity Opportunities Fund (“U.S. Equity Opportunities Fund”)
Vaughan Nelson Small Cap Value Fund (“Small Cap Value Fund”)
Natixis Funds Trust II:
Natixis Oakmark Fund
Vaughan Nelson Mid Cap Fund (“Mid Cap Fund”)
Each Fund is a diversified investment company, except for International Growth Fund, which is a non-diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares.
Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named investment adviser acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.
45 |

Notes to Financial Statements (continued)
December 31, 2024
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
| 46

Notes to Financial Statements (continued)
December 31, 2024
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
e. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of December 31, 2024 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (“EU reclaims”) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as a reduction of foreign taxes withheld in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, EU reclaims may be subject to closing agreements with the Internal Revenue Service ("IRS"), which may materially reduce the reclaim amounts realized by the Funds. Fees and expenses associated with closing agreements will be reflected in the Statements of Operations when it is determined that a closing agreement with the IRS is required.
f. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as capital gains taxes, deferred Trustees’ fees, forward foreign currency contract mark-to-market, distributions in excess of income and/or capital gain, distribution re-designations, foreign currency gains and losses, corporate actions, passive foreign investment company adjustments, return of capital distributions received and capital gain distribution received. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to capital gains taxes, wash sales, forward foreign currency contract mark-to-market, return of capital distributions received, corporate actions, deferred Trustees’ fees, deferral of EU reclaims,
47 |

Notes to Financial Statements (continued)
December 31, 2024
capital gain distribution received and passive foreign investment company adjustments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended December 31, 2024 and 2023 was as follows:
	2024 Distributions			2023 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
International Growth Fund	$189,959	$ —	$189,959	$185,268	$ —	$185,268
Natixis Oakmark Fund	13,340,077	42,123,904	55,463,981	3,814,121	18,473,243	22,287,364
Natixis Oakmark International Fund	8,119,020	—	8,119,020	6,846,278	—	6,846,278
U.S. Equity Opportunities Fund	2,507,799	63,750,868	66,258,667	26,791,709	44,583,934	71,375,643
Mid Cap Fund	3,153,693	23,138,210	26,291,903	1,259,368	—	1,259,368
Small Cap Value Fund	10,180,185	8,262,819	18,443,004	2,773,579	—	2,773,579
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	U.S. Equity Opportunities Fund
Undistributed ordinary income	$ —	$3,915,491	$ —	$327,936
Undistributed long-term capital gains	389,110	12,150,993	—	25,652,681
Total undistributed earnings	389,110	16,066,484	—	25,980,617
Capital loss carryforward:
Short-term:
No expiration date	—	—	(13,150,629)	—
Long-term:
No expiration date	—	—	(108,387,109)	—
Total capital loss carryforward	—	—	(121,537,738)	—
Late-year ordinary and post-October capital loss deferrals*	(10,844)	—	(63,428)	—
Unrealized appreciation (depreciation)	3,583,527	128,946,874	(15,537,766)	433,720,082
Total accumulated earnings (losses)	$3,961,793	$145,013,358	$(137,138,932)	$459,700,699
| 48

Notes to Financial Statements (continued)
December 31, 2024

	Mid Cap Fund	Small Cap Value Fund
Undistributed ordinary income	$3,093,737	$424,019
Undistributed long-term capital gains	5,613,254	—
Total undistributed earnings	8,706,991	424,019
Capital loss carryforward:
Short-term:
No expiration date	—	—
Late-year ordinary and post-October capital loss deferrals*	—	(4,631,846)
Unrealized appreciation	58,042,494	126,320,430
Total accumulated earnings	$66,749,485	$122,112,603

*
Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after
October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. International Growth Fund and
Natixis Oakmark International Fund are deferring foreign currency losses and Small Cap Value Fund is deferring capital losses.

As of December 31, 2024, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	U.S. Equity Opportunities Fund	Mid Cap Fund	Small Cap Value Fund
Federal tax cost	$26,390,104	$740,646,361	$279,955,089	$695,820,378	$184,560,565	$1,094,351,860
Gross tax appreciation	$6,626,929	$146,992,984	$41,247,245	$457,027,029	$61,817,995	$163,394,486
Gross tax depreciation	(3,045,066)	(18,046,110)	(56,359,436)	(23,306,947)	(3,775,501)	(37,074,056)
Net tax appreciation (depreciation)	$3,581,863	$128,946,874	$(15,112,191)	$433,720,082	$58,042,494	$126,320,430
The difference between these amounts and those reported in the components of distributable earnings, if any, are primarily attributable to foreign currency mark-to-market and foreign capital gains taxes.
g. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of December 31, 2024, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
h. Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration
49 |

Notes to Financial Statements (continued)
December 31, 2024
with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of December 31, 2024, at value:
International Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$1,598,026	$ —	$1,598,026
Belgium	—	407,670	—	407,670
China	4,268,923	1,987,007	—	6,255,930
Denmark	—	1,592,590	—	1,592,590
France	526,630	1,343,486	—	1,870,116
Germany	—	1,381,637	—	1,381,637
Japan	—	766,146	—	766,146
Macau	—	147,337	—	147,337
Netherlands	—	1,627,255	—	1,627,255
Switzerland	262,059	756,660	—	1,018,719
United Kingdom	—	1,347,425	—	1,347,425
United States	4,642,142	2,246,072	—	6,888,214
All Other Common Stocks(a)	3,708,814	—	—	3,708,814
Total Common Stocks	13,408,568	15,201,311	—	28,609,879
Short-Term Investments	—	1,365,220	—	1,365,220
Total Investments	$13,408,568	$16,566,531	$—	$29,975,099

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Natixis Oakmark Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$829,826,567	$ —	$ —	$829,826,567
Short-Term Investments	—	39,766,668	—	39,766,668
Total Investments	$829,826,567	$39,766,668	$—	$869,593,235

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 50

Notes to Financial Statements (continued)
December 31, 2024

Natixis Oakmark International Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$1,203,587	$ —	$1,203,587
Belgium	—	2,077,652	—	2,077,652
China	—	4,150,792	—	4,150,792
Denmark	—	4,600,057	—	4,600,057
France	—	55,871,949	—	55,871,949
Germany	—	68,636,406	—	68,636,406
India	—	1,968,827	—	1,968,827
Indonesia	—	1,974,281	—	1,974,281
Italy	—	4,704,424	—	4,704,424
Japan	—	6,159,329	—	6,159,329
Korea	—	3,141,472	—	3,141,472
Netherlands	3,241,388	11,427,760	—	14,669,148
Spain	—	2,357,089	—	2,357,089
Sweden	—	9,221,137	—	9,221,137
Switzerland	—	21,277,053	—	21,277,053
United Kingdom	1,168,727	36,882,624	—	38,051,351
All Other Common Stocks(a)	14,924,227	—	—	14,924,227
Total Common Stocks	19,334,342	235,654,439	—	254,988,781
Preferred Stocks(a)	—	3,735,021	—	3,735,021
Participatory Notes(a)	—	658,378	—	658,378
Short-Term Investments	—	5,460,738	—	5,460,738
Total Investments	$19,334,342	$245,508,576	$—	$264,842,918

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

U.S. Equity Opportunities Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,107,372,591	$ —	$ —	$1,107,372,591
Short-Term Investments	—	22,167,869	—	22,167,869
Total Investments	$1,107,372,591	$22,167,869	$—	$1,129,540,460

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Mid Cap Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$240,605,724	$ —	$ —	$240,605,724
Short-Term Investments	—	1,997,335	—	1,997,335
Total Investments	$240,605,724	$1,997,335	$—	$242,603,059

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
51 |

Notes to Financial Statements (continued)
December 31, 2024

Small Cap Value Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,151,105,638	$ —	$ —	$1,151,105,638
Short-Term Investments	—	69,566,652	—	69,566,652
Total Investments	$1,151,105,638	$69,566,652	$—	$1,220,672,290

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Purchases and Sales of Securities. For the year ended December 31, 2024, purchases and sales of securities (excluding short-term investments) were as follows:
Fund	Purchases	Sales
International Growth Fund	$13,492,931	$19,780,081
Natixis Oakmark Fund	515,846,571	400,720,099
Natixis Oakmark International Fund	120,877,474	213,298,502
U.S. Equity Opportunities Fund	336,138,474	405,269,104
Mid Cap Fund	273,113,967	324,982,834
Small Cap Value Fund	1,288,045,650	802,947,364
5.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to International Growth Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreement, International Growth Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Natixis Advisors, LLC (“Natixis Advisors”) serves as investment adviser to Natixis Oakmark Fund, Natixis Oakmark International Fund, U.S. Equity Opportunities Fund, Mid Cap Fund and Small Cap Value Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $150 million	Next $50 million	Next $300 million	Next $500 million	Next $500 million	Over $1.5 billion
Natixis Oakmark Fund	0.70%	0.70%	0.65%	0.60%	0.60%	0.60%
Natixis Oakmark International Fund	0.85%	0.75%	0.75%	0.75%	0.70%	0.70%
U.S. Equity Opportunities Fund	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Mid Cap Fund	0.75%	0.75%	0.75%	0.75%	0.75%	0.70%
Small Cap Value Fund	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Natixis Advisors has entered into subadvisory agreements for each Fund as listed below.

Natixis Oakmark Fund	Harris Associates L.P. (“Harris”)
Natixis Oakmark International Fund	Harris
U.S. Equity Opportunities Fund	Harris Loomis Sayles
Mid Cap Fund	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)
Small Cap Value Fund	Vaughan Nelson
Natixis Advisors, Harris and Vaughan Nelson are subsidiaries of Natixis Investment Managers, LLC.
| 52

Notes to Financial Statements (continued)
December 31, 2024
Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	Subadviser	First $150 million	Next $50 million	Next $800 million	Next $500 million	Over $1.5 billion
Natixis Oakmark Fund	Harris	0.52%	0.52%	0.50%	0.50%	0.50%
Natixis Oakmark International Fund	Harris	0.60%	0.50%	0.50%	0.45%	0.45%
U.S. Equity Opportunities Fund
Large Cap Value Segment	Harris	0.51%	0.51%	0.51%	0.51%	0.51%
All Cap Growth Segment	Loomis Sayles	0.35%	0.35%	0.35%	0.35%	0.35%
Mid Cap Fund	Vaughan Nelson	0.47%	0.47%	0.47%	0.47%	0.44%
Small Cap Value Fund	Vaughan Nelson	0.52%	0.52%	0.52%	0.52%	0.52%
Loomis Sayles and Natixis Advisors have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2025, except for U.S. Equity Opportunities Fund which is in effect until April 30, 2026, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the year ended December 31, 2024, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
International Growth Fund	1.20%	1.95%	0.90%	0.95%
Natixis Oakmark Fund	1.03%	1.78%	0.73%	0.78%
Natixis Oakmark International Fund	1.15%	1.90%	0.85%	0.90%
U.S. Equity Opportunities Fund	1.08%	1.83%	0.78%	0.83%
Mid Cap Fund	1.15%	1.90%	0.85%	0.90%
Small Cap Value Fund	1.25%	2.00%	0.95%	1.00%
Prior to July 1, 2024, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Natixis Oakmark Fund and U.S. Equity Opportunities Fund were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Natixis Oakmark Fund	1.05%	1.80%	0.75%	0.80%
U.S. Equity Opportunities Fund	1.12%	1.87%	0.82%	0.87%
Loomis Sayles and Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
53 |

Notes to Financial Statements (continued)
December 31, 2024
For the year ended December 31, 2024, the management fees and waiver of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
International Growth Fund	$286,279	$190,445	$95,834	0.75%	0.25%
Natixis Oakmark Fund	5,278,165	401,771	4,876,394	0.64%	0.59%
Natixis Oakmark International Fund	2,850,799	813,724	2,037,075	0.79%	0.57%
U.S. Equity Opportunities Fund	7,057,328	—	7,057,328	0.67%	0.67%
Mid Cap Fund	1,911,523	242,806	1,668,717	0.75%	0.65%
Small Cap Value Fund	8,955,710	—	8,955,710	0.85%	0.85%

[1]	Management fee waivers are subject to possible recovery until December 31, 2025.
For the year ended December 31, 2024, class-specific expenses have been reimbursed as follows:
	Reimbursement[1]
	Class A	Class C	Class N	Class Y	Total
Small Cap Value Fund	$70,702	$6,636	$ —	$483,856	$561,194

[1]	Management fee waivers are subject to possible recovery until December 31, 2025.
For the year ended December 31, 2024, expense reimbursements related to the prior fiscal year were recovered as follows:
Fund	Recovered Expenses
Small Cap Value Fund	$2,423
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution"), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the year ended December 31, 2024, the service and distribution fees for each Fund were as follows:
	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
International Growth Fund	$451	$3	$8
Natixis Oakmark Fund	697,967	143,902	431,706
Natixis Oakmark International Fund	328,016	56,671	170,014
U.S. Equity Opportunities Fund	1,646,873	77,605	232,815
Mid Cap Fund	103,886	6,877	20,632
Small Cap Value Fund	312,237	29,037	87,112
| 54

Notes to Financial Statements (continued)
December 31, 2024
c. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the year ended December 31, 2024, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
International Growth Fund	$16,890
Natixis Oakmark Fund	363,520
Natixis Oakmark International Fund	159,695
U.S. Equity Opportunities Fund	466,367
Mid Cap Fund	112,873
Small Cap Value Fund	465,271
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the year ended December 31, 2024, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
International Growth Fund	$10,097
Natixis Oakmark Fund	550,619
Natixis Oakmark International Fund	620,652
U.S. Equity Opportunities Fund	410,212
Mid Cap Fund	173,667
Small Cap Value Fund	1,014,749
As of December 31, 2024, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
International Growth Fund	$161
Natixis Oakmark Fund	5,724
Natixis Oakmark International Fund	1,607
U.S. Equity Opportunities Fund	4,850
Mid Cap Fund	1,523
Small Cap Value Fund	10,859
Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
55 |

Notes to Financial Statements (continued)
December 31, 2024
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the year ended December 31, 2024 were as follows:
Fund	Commissions
Natixis Oakmark Fund	$54,828
Natixis Oakmark International Fund	13,130
U.S. Equity Opportunities Fund	11,574
Mid Cap Fund	1,411
Small Cap Value Fund	12,127
f. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $400,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $225,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $25,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Effective January 1, 2025, the Chairperson of the Board of Trustees will receive a retainer fee at the annual rate of $410,000 and each Independent Trustee (other than the Chairperson) will receive, in the aggregate, a retainer fee at the annual rate of $235,000. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each will receive an additional retainer fee at the annual rate of $30,000. All other Trustees fees will remain unchanged.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors, Loomis Sayles and affiliates are also officers and/or Trustees of the Trusts.
g. Affiliated Ownership. As of December 31, 2024, Natixis and affiliates held shares of International Growth Fund representing 71.97% of the Fund's net assets.
Investment activities of affiliated shareholders could have material impacts on the Fund.
h. Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Funds to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2025 and is not subject to recovery under the expense limitation agreement described above.
| 56

Notes to Financial Statements (continued)
December 31, 2024
For the year ended December 31, 2024, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:
Reimbursement of Transfer Agency Expenses
Fund	Class N
International Growth Fund	$1,432
Natixis Oakmark Fund	1,158
Natixis Oakmark International Fund	895
U.S. Equity Opportunities Fund	919
Mid Cap Fund	2,203
Small Cap Value Fund	1,997
i. Interfund Transactions. A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common Trustees. For the year ended December 31, 2024, Natixis Oakmark International Fund engaged in purchase transactions of $82,259 with an affiliate of Natixis in compliance with Rule 17a-7 of the 1940 Act pursuant to procedures adopted by the Board of Trustees.
6.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the year ended December 31, 2024, the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
International Growth Fund	$196	$1	$1,432	$13,147
Natixis Oakmark Fund	216,363	44,613	1,158	376,861
Natixis Oakmark International Fund	232,973	40,232	895	365,409
U.S. Equity Opportunities Fund	363,071	17,189	919	199,249
Mid Cap Fund	40,610	2,696	2,203	140,536
Small Cap Value Fund	137,238	12,824	1,997	933,004
7.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
8.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the year ended December 31, 2024, none of the Funds had borrowings under this agreement.
9.Risk. The Funds’ investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
International Growth Fund may invest to a significant extent in variable interest entity (“VIE”) structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to obtain economic benefits from the Chinese company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted or prohibited the ownership of such company by foreign investors. The Fund’s exposure to VIE structures may pose additional risks because the VIE structure is not
57 |

Notes to Financial Statements (continued)
December 31, 2024
formally recognized under Chinese law. The Chinese government may cease to tolerate VIE structures at any time or impose new restrictions. In addition, Chinese companies using the VIE structure, and listed on stock exchanges in the U.S., could also face delisting or other ramifications for failure to meet the expectations and/or requirements of the U.S. Securities and Exchange Commission, the Public Company Accounting Oversight Board, or other U.S. regulators. Any of these risks could reduce the liquidity and value of these investments or render them valueless.
International Growth Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
10.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of December 31, 2024, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 5g)	Total Percentage of Ownership
International Growth Fund	1	6.77%	71.97%	78.74%
Natixis Oakmark International Fund	1	15.95%	—	15.95%
U.S. Equity Opportunities Fund	1	6.86%	—	6.86%
Mid Cap Fund	3	35.27%	—	35.27%
Small Cap Value Fund	1	7.72%	—	7.72%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
11.Interest Expense. The Funds incur interest expense on cash (including foreign currency) overdrafts at the custodian bank and, for International Growth Fund, foreign currency debit balances at brokers. Interest expense incurred for the year ended December 31, 2024 is reflected on the Statements of Operations.
| 58

Notes to Financial Statements (continued)
December 31, 2024
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
International Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	14,207	$154,136	2,503	$21,700
Issued in connection with the reinvestment of distributions	143	1,516	54	506
Redeemed	(537)	(5,285)	(2,485)	(22,346)
Net change	13,813	$150,367	72	$(140)
Class N
Issued from the sale of shares	100	$1,000	—	$ —
Issued in connection with the reinvestment of distributions	2,173	23,137	1,970	18,612
Redeemed	(1,772,768)	(19,501,016)	—	—
Net change	(1,770,495)	$(19,476,879)	1,970	$18,612
Class Y
Issued from the sale of shares	1,242,377	$12,841,763	119,836	$1,017,450
Issued in connection with the reinvestment of distributions	10,850	115,638	2,930	27,691
Redeemed	(17,876)	(193,631)	(246)	(2,169)
Net change	1,235,351	$12,763,770	122,520	$1,042,972
Increase (decrease) from capital share transactions	(521,331)	$(6,562,742)	124,562	$1,061,444

	Year Ended December 31, 2024		Year Ended December 31, 2023
Natixis Oakmark Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,121,602	$33,121,501	1,386,710	$35,188,050
Issued in connection with the reinvestment of distributions	578,301	17,001,350	293,448	8,029,053
Redeemed	(1,333,089)	(39,476,023)	(1,187,356)	(29,357,878)
Net change	366,814	$10,646,828	492,802	$13,859,225
Class C
Issued from the sale of shares	561,955	$12,611,742	528,152	$10,385,091
Issued in connection with the reinvestment of distributions	179,861	3,980,731	93,146	1,956,916
Redeemed	(925,075)	(21,046,076)	(1,055,818)	(19,902,093)
Net change	(183,259)	$(4,453,603)	(434,520)	$(7,560,086)
Class N
Issued from the sale of shares	35,199	$1,153,493	288	$7,742
Issued in connection with the reinvestment of distributions	3,042	97,883	750	22,322
Redeemed	(6,875)	(225,846)	(1,348)	(36,140)
Net change	31,366	$1,025,530	(310)	$(6,076)
Class Y
Issued from the sale of shares	11,810,084	$369,974,574	9,451,057	$262,547,873
Issued in connection with the reinvestment of distributions	985,552	31,583,451	365,614	10,843,953
Redeemed	(7,438,441)	(238,246,497)	(3,282,300)	(89,337,801)
Net change	5,357,195	$163,311,528	6,534,371	$184,054,025
Increase from capital share transactions	5,572,116	$170,530,283	6,592,343	$190,347,088
59 |

Notes to Financial Statements (continued)
December 31, 2024
12.Capital Shares (continued).

	Year Ended December 31, 2024		Year Ended December 31, 2023
Natixis Oakmark International Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	743,608	$10,583,431	1,688,085	$24,175,449
Issued in connection with the reinvestment of distributions	150,700	2,037,007	108,110	1,581,529
Redeemed	(2,393,970)	(34,284,693)	(1,648,201)	(23,381,209)
Net change	(1,499,662)	$(21,664,255)	147,994	$2,375,769
Class C
Issued from the sale of shares	41,009	$576,880	71,240	$1,010,015
Issued in connection with the reinvestment of distributions	24,525	327,921	13,933	200,718
Redeemed	(754,703)	(10,603,038)	(1,287,224)	(17,896,948)
Net change	(689,169)	$(9,698,237)	(1,202,051)	$(16,686,215)
Class N
Issued from the sale of shares	10,978	$154,980	11,185	$143,685
Issued in connection with the reinvestment of distributions	717	9,625	470	6,845
Redeemed	(5,237)	(73,843)	(5,566)	(78,203)
Net change	6,458	$90,762	6,089	$72,327
Class Y
Issued from the sale of shares	4,207,705	$60,219,863	3,217,650	$45,697,023
Issued in connection with the reinvestment of distributions	311,513	4,189,560	275,316	4,005,582
Redeemed	(8,976,237)	(128,761,252)	(4,671,698)	(65,499,977)
Net change	(4,457,019)	$(64,351,829)	(1,178,732)	$(15,797,372)
Decrease from capital share transactions	(6,639,392)	$(95,623,559)	(2,226,700)	$(30,035,491)
| 60

Notes to Financial Statements (continued)
December 31, 2024
12.Capital Shares (continued).

	Year Ended December 31, 2024		Year Ended December 31, 2023
U.S. Equity Opportunities Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	617,333	$25,501,751	678,253	$23,509,035
Issued in connection with the reinvestment of distributions	919,915	40,281,894	1,204,004	43,870,647
Redeemed	(1,880,572)	(76,866,617)	(2,864,385)	(97,156,248)
Net change	(343,324)	$(11,082,972)	(982,128)	$(29,776,566)
Class C
Issued from the sale of shares	271,137	$4,000,373	227,231	$3,297,014
Issued in connection with the reinvestment of distributions	309,645	4,418,982	391,003	5,254,512
Redeemed	(799,430)	(12,247,126)	(782,585)	(11,000,049)
Net change	(218,648)	$(3,827,771)	(164,351)	$(2,448,523)
Class N
Issued from the sale of shares	36,515	$1,934,423	—	$ —
Issued in connection with the reinvestment of distributions	1,465	86,449	285	13,778
Redeemed	(4,732)	(283,156)	(129)	(6,250)
Net change	33,248	$1,737,716	156	$7,528
Class Y
Issued from the sale of shares	1,473,835	$80,444,261	2,819,571	$126,397,035
Issued in connection with the reinvestment of distributions	240,897	14,165,570	289,349	13,935,793
Redeemed	(1,619,037)	(88,388,980)	(1,576,769)	(68,998,499)
Net change	95,695	$6,220,851	1,532,151	$71,334,329
Increase (decrease) from capital share transactions	(433,029)	$(6,952,176)	385,828	$39,116,768
61 |

Notes to Financial Statements (continued)
December 31, 2024
12.Capital Shares (continued).

	Year Ended December 31, 2024		Year Ended December 31, 2023
Mid Cap Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	231,670	$5,769,552	258,724	$5,272,975
Issued in connection with the reinvestment of distributions	180,107	4,389,307	5,113	115,653
Redeemed	(359,279)	(9,021,664)	(262,211)	(5,316,615)
Net change	52,498	$1,137,195	1,626	$72,013
Class C
Issued from the sale of shares	27,274	$645,132	9,970	$179,835
Issued in connection with the reinvestment of distributions	13,805	296,132	—	—
Redeemed	(104,706)	(2,308,922)	(248,936)	(4,556,274)
Net change	(63,627)	$(1,367,658)	(238,966)	$(4,376,439)
Class N
Issued from the sale of shares	423,292	$10,598,201	187,046	$3,875,585
Issued in connection with the reinvestment of distributions	218,508	5,438,801	15,982	367,265
Redeemed	(1,278,742)	(35,649,338)	(1,089,884)	(22,347,940)
Net change	(636,942)	$(19,612,336)	(886,856)	$(18,105,090)
Class Y
Issued from the sale of shares	1,198,410	$30,740,368	829,941	$17,124,756
Issued in connection with the reinvestment of distributions	618,693	15,424,293	32,188	741,295
Redeemed	(2,097,393)	(52,696,854)	(2,066,677)	(42,974,174)
Net change	(280,290)	$(6,532,193)	(1,204,548)	$(25,108,123)
Decrease from capital share transactions	(928,361)	$(26,374,992)	(2,328,744)	$(47,517,639)
| 62

Notes to Financial Statements (continued)
December 31, 2024
12.Capital Shares (continued).

	Year Ended December 31, 2024		Year Ended December 31, 2023
Small Cap Value Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,034,383	$60,324,416	2,230,090	$37,758,332
Issued in connection with the reinvestment of distributions	106,589	2,082,739	16,125	304,663
Redeemed	(1,237,909)	(24,423,784)	(725,916)	(11,990,865)
Net change	1,903,063	$37,983,371	1,520,299	$26,072,130
Class C
Issued from the sale of shares	806,174	$5,370,062	928,672	$5,506,114
Issued in connection with the reinvestment of distributions	75,527	492,437	10,392	67,551
Redeemed	(119,982)	(825,701)	(111,787)	(644,754)
Net change	761,719	$5,036,798	827,277	$4,928,911
Class N
Issued from the sale of shares	5,582,264	$117,113,893	34,826	$619,155
Issued in connection with the reinvestment of distributions	7,623	159,095	599	12,034
Redeemed	(346,348)	(7,364,416)	(3,357)	(58,720)
Net change	5,243,539	$109,908,572	32,068	$572,469
Class Y
Issued from the sale of shares	30,003,927	$616,586,435	23,399,247	$422,571,046
Issued in connection with the reinvestment of distributions	628,157	13,090,789	114,571	2,299,448
Redeemed	(11,669,470)	(246,553,822)	(4,609,145)	(82,075,612)
Net change	18,962,614	$383,123,402	18,904,673	$342,794,882
Increase from capital share transactions	26,870,935	$536,052,143	21,284,317	$374,368,392
63 |

Report of Independent Registered Public Accounting Firm
To the Boards of Trustees of Loomis Sayles Funds II, Natixis Funds Trust I, and Natixis Funds Trust II and Shareholders of Loomis Sayles International Growth Fund, Natixis Oakmark International Fund, Natixis U.S. Equity Opportunities Fund, Vaughan Nelson Small Cap Value Fund, Natixis Oakmark Fund, and Vaughan Nelson Mid Cap Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Loomis Sayles International Growth Fund (one of the funds constituting Loomis Sayles Funds II), Natixis Oakmark International Fund, Natixis U.S. Equity Opportunities Fund, and Vaughan Nelson Small Cap Value Fund (three of the funds constituting Natixis Funds Trust I), and Natixis Oakmark Fund and Vaughan Nelson Mid Cap Fund (two of the funds constituting Natixis Funds Trust II) (hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 2025
We have served as the auditor of one or more investment companies in Natixis Investment Company Complex since at least 1995. We have not been able to determine the specific year we began serving as auditor.
| 64

2024 U.S. Tax Distribution Information to Shareholders (Unaudited)
Corporate Dividends Received Deduction. For the fiscal year ended December 31, 2024, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:
Fund	Qualifying Percentage
International Growth Fund	6.06%
Natixis Oakmark Fund	79.51%
U.S. Equity Opportunities Fund	95.44%
Mid Cap Fund	30.43%
Small Cap Value Fund	100.00%
Qualified Dividend Income. For the fiscal year ended December 31, 2024, a percentage of the ordinary income dividends paid by the Funds are considered qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Funds paid a distribution during calendar year 2024, complete information will be reported in conjunction with Form 1099-DIV. These percentages are noted below:
Fund	Qualifying Percentage
International Growth Fund	100.00%
Natixis Oakmark Fund	100.00%
Natixis Oakmark International Fund	100.00%
U.S. Equity Opportunities Fund	100.00%
Mid Cap Fund	61.11%
Small Cap Value Fund	100.00%
Capital Gains Distributions. Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the fiscal year ended December 31, 2024.
Fund	Amount
Natixis Oakmark Fund	$42,123,904
U.S. Equity Opportunities Fund	63,750,868
Mid Cap Fund	23,138,210
Small Cap Value Fund	8,262,819
Foreign Tax Credit. For the year ended December 31, 2024, the Fund intends to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to:
Fund	Foreign-Tax Credit Pass-Through	Foreign Source Income
International Growth Fund	$37,411	$534,409
Natixis Oakmark International Fund	287,791	11,299,228
65 |

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˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 3/31/2026
EF58A-1224
This page is not part of the financial statements and other important information

Annual Financial Statements and Other Important Information
December 31, 2024

Loomis Sayles High Income Fund
Loomis Sayles Investment Grade Bond Fund
Loomis Sayles Strategic Alpha Fund
Loomis Sayles Strategic Income Fund

Portfolio of Investments – as of December 31, 2024
Loomis Sayles High Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 86.0% of Net Assets

Non-Convertible Bonds — 79.7%
	ABS Home Equity — 0.1%
$99,661	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD SOFR + 0.774%, 5.141%, 9/19/2045(a)	$51,811
	Aerospace & Defense — 2.6%
420,000	Boeing Co., 3.200%, 3/01/2029	387,014
75,000	Boeing Co., 3.625%, 2/01/2031	68,086
130,000	Boeing Co., 5.150%, 5/01/2030	128,178
15,000	Boeing Co., 5.705%, 5/01/2040	14,271
15,000	Boeing Co., 5.805%, 5/01/2050	13,952
5,000	Boeing Co., 5.930%, 5/01/2060	4,627
30,000	Boeing Co., 6.388%, 5/01/2031	31,366
10,000	Boeing Co., 6.528%, 5/01/2034	10,476
65,000	Boeing Co., 6.858%, 5/01/2054	69,085
160,000	Bombardier, Inc., 6.000%, 2/15/2028(b)	159,352
25,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	23,706
65,000	Spirit AeroSystems, Inc., 9.750%, 11/15/2030(b)	71,929
120,000	TransDigm, Inc., 4.625%, 1/15/2029	112,334
335,000	TransDigm, Inc., 6.375%, 3/01/2029(b)	335,744
10,000	TransDigm, Inc., 6.750%, 8/15/2028(b)	10,098
195,000	TransDigm, Inc., 6.875%, 12/15/2030(b)	197,901
		1,638,119
	Automotive — 1.1%
15,000	Allison Transmission, Inc., 4.750%, 10/01/2027(b)	14,536
300,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(b)	300,648
170,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(b)	161,201
205,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(b)	201,218
		677,603
	Banking — 1.2%
360,000	Synchrony Financial, 7.250%, 2/02/2033	371,618
400,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(b)	386,240
		757,858
	Brokerage — 0.2%
130,000	Focus Financial Partners LLC, 6.750%, 9/15/2031(b)	129,173
	Building Materials — 0.2%
65,000	American Builders & Contractors Supply Co., Inc., 4.000%, 1/15/2028(b)	62,288
95,000	Camelot Return Merger Sub, Inc., 8.750%, 8/01/2028(b)	91,034
		153,322
	Cable Satellite — 10.6%
600,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031(b)	522,636
420,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(b)	340,742
140,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 6/01/2033(b)	117,794
295,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(b)	269,384
535,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A(b)	511,156
440,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/01/2029(b)	436,239
200,000	CSC Holdings LLC, 3.375%, 2/15/2031(b)	140,283
565,000	CSC Holdings LLC, 4.625%, 12/01/2030(b)	295,186
405,000	CSC Holdings LLC, 5.750%, 1/15/2030(b)	230,389
515,000	CSC Holdings LLC, 11.250%, 5/15/2028(b)	508,260
Principal Amount	Description	Value (†)

	Cable Satellite — continued
$330,000	Directv Financing LLC, 8.875%, 2/01/2030(b)	$324,733
805,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027(b)	784,310
345,000	DISH DBS Corp., 5.250%, 12/01/2026(b)	313,588
150,000	DISH DBS Corp., 5.750%, 12/01/2028(b)	128,249
520,000	DISH DBS Corp., 7.750%, 7/01/2026	437,400
40,000	DISH Network Corp., 11.750%, 11/15/2027(b)	42,368
533,321	EchoStar Corp., 10.750%, 11/30/2029	573,472
932,279	EchoStar Corp., 6.750% PIK or 6.750% Cash, 11/30/2030(c)	845,529
		6,821,718
	Chemicals — 1.1%
305,000	Ashland, Inc., 3.375%, 9/01/2031(b)	260,112
65,000	Chemours Co., 4.625%, 11/15/2029(b)	56,474
245,000	Chemours Co., 5.750%, 11/15/2028(b)	227,589
170,000	Hercules LLC, 6.500%, 6/30/2029	170,507
		714,682
	Construction Machinery — 0.5%
360,000	United Rentals North America, Inc., 3.875%, 2/15/2031	321,603
20,000	United Rentals North America, Inc., 4.000%, 7/15/2030	18,206
		339,809
	Consumer Cyclical Services — 0.6%
110,000	Arches Buyer, Inc., 4.250%, 6/01/2028(b)	101,028
315,000	TriNet Group, Inc., 3.500%, 3/01/2029(b)	285,073
		386,101
	Consumer Products — 0.3%
120,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029(b)	114,355
45,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/2030(b)	45,613
		159,968
	Diversified Manufacturing — 1.2%
140,000	Esab Corp., 6.250%, 4/15/2029(b)	141,741
395,000	Resideo Funding, Inc., 4.000%, 9/01/2029(b)	357,799
295,000	Resideo Funding, Inc., 6.500%, 7/15/2032(b)	295,368
		794,908
	Electric — 0.6%
235,000	NRG Energy, Inc., 3.625%, 2/15/2031(b)	205,499
69,000	NRG Energy, Inc., 3.875%, 2/15/2032(b)	60,262
85,000	NRG Energy, Inc., 6.000%, 2/01/2033(b)	82,554
40,000	Talen Energy Supply LLC, 8.625%, 6/01/2030(b)	42,628
		390,943
	Environmental — 0.6%
115,000	Clean Harbors, Inc., 5.125%, 7/15/2029(b)	110,389
45,000	Clean Harbors, Inc., 6.375%, 2/01/2031(b)	45,305
185,000	GFL Environmental, Inc., 4.000%, 8/01/2028(b)	175,176
70,000	GFL Environmental, Inc., 6.750%, 1/15/2031(b)	71,880
		402,750
	Finance Companies — 3.1%
20,000	Freedom Mortgage Corp., 7.625%, 5/01/2026(b)	20,049
225,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(b)	231,991
270,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(b)	278,624
475,000	GGAM Finance Ltd., 5.875%, 3/15/2030(b)	465,932
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles High Income Fund (continued)
Principal Amount	Description	Value (†)

	Finance Companies — continued
$75,000	GGAM Finance Ltd., 6.875%, 4/15/2029(b)	$75,944
125,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(b)	128,617
180,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(b)	185,955
130,000	Navient Corp., 4.875%, 3/15/2028	124,012
30,000	Navient Corp., 6.750%, 6/25/2025	30,031
275,000	OneMain Finance Corp., 3.500%, 1/15/2027	262,317
115,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(b)	100,199
135,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(b)	112,437
		2,016,108
	Financial Other — 0.3%
33,301	Add Hero Holdings Ltd., Series IAI, 8.500% PIK or 7.500% Cash, 9/30/2029(d)	2,845
25,739	Add Hero Holdings Ltd., Series IAI, 9.000% PIK or 8.000% Cash, 9/30/2030(d)	450
33,717	Add Hero Holdings Ltd., Series IAI, 9.800% PIK or 8.800% Cash, 9/30/2031(d)	506
210,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(e)	20,334
213,200	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(b)(f)	9,892
112,735	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(b)(f)	3,946
24,752	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%–27.988%, 1/31/2031(b)(g)	642
18,856	China Aoyuan Group Ltd., Series IAI, 5.500% PIK or 0.000% Cash, 9/30/2031(d)	307
48,702	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 15.995%(a)(h)(i)	257
200,000	China Evergrande Group, 8.750%, 6/28/2025(e)	3,620
230,109	Easy Tactic Ltd., 7.500% PIK or 6.500% Cash, 7/11/2027(d)(e)	7,460
220,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(e)	5,500
200,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(e)	12,250
200,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(e)	11,622
400,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(e)	23,924
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	13,120
37,238	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(b)(d)	5,210
37,328	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(b)(d)	5,223
74,839	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(b)(d)	9,888
112,530	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(b)(d)	14,072
112,803	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(b)(d)	13,071
53,124	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(b)(d)	5,950
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	7,510
400,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)	29,716
400,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(e)	3,852
200,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(e)	1,250
		212,417
	Food & Beverage — 2.2%
90,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(b)	63,000
345,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(b)	312,171
65,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028, 144A(b)	63,458
Principal Amount	Description	Value (†)

	Food & Beverage — continued
$465,000	Performance Food Group, Inc., 4.250%, 8/01/2029(b)	$431,442
40,000	Performance Food Group, Inc., 6.125%, 9/15/2032(b)	39,998
215,000	Post Holdings, Inc., 4.500%, 9/15/2031(b)	192,606
15,000	Post Holdings, Inc., 5.500%, 12/15/2029(b)	14,514
275,000	Post Holdings, Inc., 6.250%, 2/15/2032(b)	273,094
		1,390,283
	Gaming — 2.3%
220,000	Genting New York LLC/GENNY Capital, Inc., 7.250%, 10/01/2029(b)	226,678
65,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(b)	65,129
150,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(b)	154,443
400,000	MGM China Holdings Ltd., 4.750%, 2/01/2027(b)	387,171
200,000	MGM China Holdings Ltd., 7.125%, 6/26/2031(b)	202,179
450,000	Wynn Macau Ltd., 5.125%, 12/15/2029(b)	417,464
		1,453,064
	Government Owned - No Guarantee — 0.3%
225,000	Ecopetrol SA, 8.375%, 1/19/2036	216,998
	Health Care REITs — 0.2%
160,000	MPT Operating Partnership LP/MPT Finance Corp., 3.500%, 3/15/2031	100,817
	Health Insurance — 1.7%
480,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(b)	427,310
610,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(b)	526,773
70,000	Molina Healthcare, Inc., 4.375%, 6/15/2028	66,339
90,000	Molina Healthcare, Inc., 6.250%, 1/15/2033(b)	88,951
		1,109,373
	Healthcare — 2.5%
280,000	Avantor Funding, Inc., 3.875%, 11/01/2029, 144A(b)	255,977
30,000	CVS Health Corp., (fixed rate to 12/10/2029, variable rate thereafter), 7.000%, 3/10/2055	30,101
165,000	DaVita, Inc., 3.750%, 2/15/2031(b)	142,768
375,000	HAH Group Holding Co. LLC, 9.750%, 10/01/2031(b)	375,298
120,000	Hologic, Inc., 3.250%, 2/15/2029(b)	108,521
240,000	Medline Borrower LP, 3.875%, 4/01/2029(b)	222,237
185,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(b)	186,950
262,425	Radiology Partners, Inc., 3.500% PIK or 4.275% Cash, 1/31/2029(b)(j)	259,145
		1,580,997
	Home Construction — 0.3%
1,200,000	Corp. GEO SAB de CV, 8.875%, 3/27/2022(b)(e)(k)	—
155,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(b)	148,324
35,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028(b)	34,768
		183,092
	Independent Energy — 4.4%
155,000	Civitas Resources, Inc., 8.375%, 7/01/2028(b)	160,978
420,000	Civitas Resources, Inc., 8.625%, 11/01/2030(b)	439,843
385,000	Matador Resources Co., 6.250%, 4/15/2033(b)	373,112
100,000	Matador Resources Co., 6.500%, 4/15/2032(b)	98,868
215,000	MEG Energy Corp., 5.875%, 2/01/2029(b)	209,863
205,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(b)	208,142
205,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(b)	211,602
160,000	Saturn Oil & Gas, Inc., 9.625%, 6/15/2029(b)	155,546
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of December 31, 2024
Loomis Sayles High Income Fund (continued)
Principal Amount	Description	Value (†)

	Independent Energy — continued
$340,000	Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.875%, 11/01/2028(b)	$349,546
75,000	SM Energy Co., 6.500%, 7/15/2028	74,530
75,000	SM Energy Co., 6.750%, 9/15/2026	74,928
245,000	SM Energy Co., 6.750%, 8/01/2029(b)	242,517
240,000	SM Energy Co., 7.000%, 8/01/2032(b)	236,629
		2,836,104
	Industrial Other — 0.2%
60,000	Arcosa, Inc., 4.375%, 4/15/2029(b)	55,907
65,000	Arcosa, Inc., 6.875%, 8/15/2032(b)	66,046
		121,953
	Leisure — 1.8%
505,000	Carnival Corp., 5.750%, 3/01/2027(b)	503,886
185,000	Carnival Corp., 6.000%, 5/01/2029(b)	184,562
125,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	118,514
170,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(b)	166,792
155,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(b)	153,842
		1,127,596
	Life Insurance — 0.6%
410,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(b)	415,542
	Lodging — 2.6%
250,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(b)	217,169
160,000	Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033(b)	157,435
650,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(b)	652,112
340,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(b)	317,375
240,000	Travel & Leisure Co., 4.500%, 12/01/2029(b)	224,150
130,000	Travel & Leisure Co., 4.625%, 3/01/2030(b)	120,640
		1,688,881
	Media Entertainment — 0.6%
56,000	iHeartCommunications, Inc., 7.000%, 1/15/2031(b)	41,340
365,000	Paramount Global, (fixed rate to 3/30/2027, variable rate thereafter), 6.375%, 3/30/2062	352,802
		394,142
	Metals & Mining — 2.7%
260,000	Cleveland-Cliffs, Inc., 6.875%, 11/01/2029(b)	257,218
215,000	Cleveland-Cliffs, Inc., 7.375%, 5/01/2033(b)	211,173
10,000	Commercial Metals Co., 3.875%, 2/15/2031	8,836
340,000	Commercial Metals Co., 4.125%, 1/15/2030	312,497
130,000	Commercial Metals Co., 4.375%, 3/15/2032	116,423
225,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(b)	239,276
65,000	GrafTech Finance, Inc., 4.625%, 12/23/2029(b)	53,608
100,000	GrafTech Global Enterprises, Inc., 9.875%, 12/23/2029(b)	94,500
395,000	Mineral Resources Ltd., 9.250%, 10/01/2028(b)	414,422
		1,707,953
	Midstream — 7.5%
85,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029(b)	82,775
500,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(b)	477,564
305,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/2029(b)	315,351
Principal Amount	Description	Value (†)

	Midstream — continued
$300,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	$314,384
485,000	Enterprise Products Operating LLC, Series E, (fixed rate to 8/16/2027, variable rate thereafter), 5.250%, 8/16/2077	473,900
204,000	EQM Midstream Partners LP, 4.500%, 1/15/2029(b)	194,196
215,000	EQM Midstream Partners LP, 4.750%, 1/15/2031(b)	202,192
105,000	EQM Midstream Partners LP, 6.500%, 7/01/2027(b)	106,362
20,000	EQM Midstream Partners LP, 7.500%, 6/01/2027(b)	20,394
210,000	EQM Midstream Partners LP, 7.500%, 6/01/2030(b)	223,394
280,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(b)	258,138
235,000	Hess Midstream Operations LP, 5.125%, 6/15/2028(b)	228,574
65,000	Hess Midstream Operations LP, 5.625%, 2/15/2026(b)	64,787
135,000	Hess Midstream Operations LP, 6.500%, 6/01/2029(b)	136,335
195,000	Kinetik Holdings LP, 5.875%, 6/15/2030(b)	191,939
275,000	Kinetik Holdings LP, 6.625%, 12/15/2028(b)	281,328
130,000	New Fortress Energy, Inc., 6.500%, 9/30/2026(b)	125,096
345,000	Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029(b)	316,958
140,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(b)	120,277
130,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(b)	116,419
520,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(b)(h)	543,683
		4,794,046
	Non-Agency Commercial Mortgage-Backed Securities — 1.3%
91,950	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1 mo. USD SOFR + 3.614%, 8.012%, 11/15/2031(a)(b)	42,751
206,887	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1 mo. USD SOFR + 4.614%, 9.012%, 11/15/2031(a)(b)	81,332
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(b)	561,566
380,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, Prime + 0.000%, 7.750%, 11/15/2027(a)(b)(f)(k)	29,906
420,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, Prime + 0.000%, 7.750%, 11/15/2027(a)(b)(f)(k)	16,800
60,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.115%, 11/15/2059(a)	47,840
32,730	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.855%, 3/15/2044(a)(b)	10,478
80,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.310%, 12/15/2045(a)	65,734
		856,407
	Office REITs — 0.1%
75,000	Hudson Pacific Properties LP, 3.950%, 11/01/2027	65,094
	Oil Field Services — 0.8%
55,000	Oceaneering International, Inc., 6.000%, 2/01/2028	54,250
15,000	Oceaneering International, Inc., 6.000%, 2/01/2028	14,796
54,461	Transocean Aquila Ltd., 8.000%, 9/30/2028(b)	55,682
138,000	Transocean Poseidon Ltd., 6.875%, 2/01/2027(b)	137,759
229,000	Transocean, Inc., 8.000%, 2/01/2027(b)	228,568
		491,055
	Other REITs — 0.6%
150,000	Service Properties Trust, 4.750%, 10/01/2026	141,746
240,000	Service Properties Trust, 8.625%, 11/15/2031(b)	249,741
		391,487
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles High Income Fund (continued)
Principal Amount	Description	Value (†)

	Packaging — 0.6%
$200,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028(b)	$178,935
200,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.000%, 6/15/2027(b)	198,436
		377,371
	Pharmaceuticals — 3.1%
525,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(b)	420,000
55,000	Bausch Health Cos., Inc., 6.125%, 2/01/2027(b)	49,912
400,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028(b)	366,904
325,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	325,641
120,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	115,308
1,000,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	718,900
		1,996,665
	Property & Casualty Insurance — 4.7%
205,000	Acrisure LLC/Acrisure Finance, Inc., 7.500%, 11/06/2030(b)	211,091
455,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(b)	450,506
70,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, 10/15/2027(b)	69,421
295,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(b)	296,152
515,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(b)	530,347
200,000	Ardonagh Group Finance Ltd., 8.875%, 2/15/2032(b)	207,798
560,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(b)	571,523
210,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(b)	130,087
220,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(b)	222,199
320,000	Ryan Specialty LLC, 5.875%, 8/01/2032(b)	316,622
		3,005,746
	Refining — 0.4%
25,000	CVR Energy, Inc., 5.750%, 2/15/2028(b)	23,037
270,000	CVR Energy, Inc., 8.500%, 1/15/2029(b)	258,981
		282,018
	Restaurants — 2.1%
330,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(b)	312,071
335,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(b)	299,603
185,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028(b)	176,715
5,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(b)	4,925
205,000	1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/2029(b)	205,753
320,000	Yum! Brands, Inc., 3.625%, 3/15/2031	282,898
35,000	Yum! Brands, Inc., 4.625%, 1/31/2032	32,341
		1,314,306
	Retailers — 2.5%
635,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(b)	587,197
35,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031, 144A(b)	30,849
215,000	Parkland Corp., 4.500%, 10/01/2029(b)	199,410
215,000	Parkland Corp., 5.875%, 7/15/2027(b)	212,952
Principal Amount	Description	Value (†)

	Retailers — continued
$75,000	Parkland Corp., 6.625%, 8/15/2032(b)	$74,220
200,000	Rakuten Group, Inc., 11.250%, 2/15/2027(b)	218,006
325,000	Saks Global Enterprises LLC, 11.000%, 12/15/2029(b)	312,583
		1,635,217
	Technology — 7.9%
290,000	Block, Inc., 3.500%, 6/01/2031	255,339
320,000	Block, Inc., 6.500%, 5/15/2032(b)	323,089
70,000	CommScope LLC, 4.750%, 9/01/2029(b)	62,347
50,000	CommScope LLC, 6.000%, 3/01/2026(b)	49,750
180,000	CommScope Technologies LLC, 5.000%, 3/15/2027(b)	160,589
95,000	Elastic NV, 4.125%, 7/15/2029(b)	88,071
95,000	Entegris, Inc., 4.375%, 4/15/2028(b)	90,773
55,000	Entegris, Inc., 5.950%, 6/15/2030(b)	54,551
111,744	GoTo Group, Inc., 5.500%, 5/01/2028(b)	95,262
245,000	Iron Mountain, Inc., 4.500%, 2/15/2031(b)	223,982
110,000	Iron Mountain, Inc., 4.875%, 9/15/2029(b)	104,542
140,000	Iron Mountain, Inc., 5.250%, 7/15/2030(b)	133,638
435,000	Iron Mountain, Inc., 6.250%, 1/15/2033(b)	433,263
50,000	Iron Mountain, Inc., 7.000%, 2/15/2029(b)	51,088
130,000	NCR Voyix Corp., 5.000%, 10/01/2028(b)	125,039
111,000	NCR Voyix Corp., 5.125%, 4/15/2029(b)	106,199
340,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(b)	316,242
490,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(b)	444,369
168,000	Sabre GLBL, Inc., 10.750%, 11/15/2029(b)	173,316
14,000	Sabre Global, Inc., 8.625%, 6/01/2027(b)	13,807
5,000	Seagate HDD Cayman, 4.091%, 6/01/2029	4,663
125,000	Seagate HDD Cayman, 4.125%, 1/15/2031	112,606
40,000	Seagate HDD Cayman, 4.875%, 6/01/2027	39,406
90,000	Seagate HDD Cayman, 8.250%, 12/15/2029	95,895
200,000	Sensata Technologies BV, 4.000%, 4/15/2029(b)	183,530
320,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(b)	279,756
50,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(b)	45,802
200,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(b)	199,784
145,000	Western Digital Corp., 2.850%, 2/01/2029	129,064
450,000	Zebra Technologies Corp., 6.500%, 6/01/2032(b)	456,483
205,000	Ziff Davis, Inc., 4.625%, 10/15/2030(b)	187,643
		5,039,888
	Wireless — 0.7%
200,000	Altice France SA, 8.125%, 2/01/2027(b)	162,140
330,000	SoftBank Group Corp., 4.625%, 7/06/2028	314,434
		476,574
	Wirelines — 0.7%
210,000	Altice Financing SA, 5.000%, 1/15/2028(b)	164,373
325,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(b)	292,129
		456,502
	Total Non-Convertible Bonds (Identified Cost $57,352,500)	51,156,461

Convertible Bonds — 6.3%
	Cable Satellite — 1.0%
604,969	EchoStar Corp., 3.875% PIK or 3.875% Cash, 11/30/2030(c)	634,784
	Consumer Cyclical Services — 0.6%
45,000	Booking Holdings, Inc., 0.750%, 5/01/2025	118,753
231,000	Uber Technologies, Inc., 0.875%, 12/01/2028	254,100
		372,853
	Diversified Manufacturing — 0.1%
44,000	Itron, Inc., 1.375%, 7/15/2030(b)	46,310
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of December 31, 2024
Loomis Sayles High Income Fund (continued)
Principal Amount	Description	Value (†)

	Electric — 0.9%
$96,000	Evergy, Inc., 4.500%, 12/15/2027	$104,208
151,000	FirstEnergy Corp., 4.000%, 5/01/2026	151,528
43,000	NRG Energy, Inc., 2.750%, 6/01/2048	94,342
127,000	PG&E Corp., 4.250%, 12/01/2027	137,732
96,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027(b)	100,608
		588,418
	Financial Other — 0.0%
4,352	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 33.034%, 9/30/2028(i)	59
43,823	Sunac China Holdings Ltd., 1.000% PIK or 0.000% Cash, 9/30/2032(b)(d)	4,382
		4,441
	Food & Beverage — 0.1%
28,000	Post Holdings, Inc., 2.500%, 8/15/2027	32,802
	Healthcare — 0.1%
38,000	Merit Medical Systems, Inc., 3.000%, 2/01/2029(b)	47,940
	Independent Energy — 0.1%
21,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	24,581
19,000	Permian Resources Operating LLC, 3.250%, 4/01/2028	47,797
		72,378
	Leisure — 0.4%
80,000	Carnival Corp., 5.750%, 12/01/2027	160,960
69,000	NCL Corp. Ltd., 1.125%, 2/15/2027	71,415
10,000	Royal Caribbean Cruises Ltd., 6.000%, 8/15/2025	46,320
		278,695
	Media Entertainment — 0.1%
47,000	Liberty Media Corp.-Liberty Formula One, 2.250%, 8/15/2027	57,363
23,000	Sea Ltd., 2.375%, 12/01/2025	29,107
		86,470
	Midstream — 0.1%
31,000	UGI Corp., 5.000%, 6/01/2028(b)	35,200
	Pharmaceuticals — 0.3%
200,000	Jazz Investments I Ltd., 3.125%, 9/15/2030(b)	215,200
	Retailers — 0.0%
14,000	Freshpet, Inc., 3.000%, 4/01/2028	30,954
	Technology — 2.5%
132,000	Akamai Technologies, Inc., 1.125%, 2/15/2029	128,706
115,000	Bentley Systems, Inc., 0.375%, 7/01/2027	103,558
31,000	BlackLine, Inc., 1.000%, 6/01/2029(b)	33,616
164,000	Datadog, Inc., Zero Coupon, 0.000%–0.091%, 12/01/2029(b)(g)	157,768
98,000	Dropbox, Inc., Zero Coupon, 0.000%–2.732%, 3/01/2028(g)	100,021
72,000	Guidewire Software, Inc., 1.250%, 11/01/2029(b)	70,236
14,000	Insight Enterprises, Inc., 0.750%, 2/15/2025	31,337
18,000	InterDigital, Inc., 3.500%, 6/01/2027	45,223
78,000	Nutanix, Inc., 0.250%, 10/01/2027	94,224
140,000	ON Semiconductor Corp., 0.500%, 3/01/2029	131,810
22,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	80,465
83,000	Parsons Corp., 2.625%, 3/01/2029(b)	97,152
102,000	Seagate HDD Cayman, 3.500%, 6/01/2028	122,451
25,000	Shift4 Payments, Inc., 0.500%, 8/01/2027	26,875
46,000	Snowflake, Inc., Zero Coupon, 0.000%, 10/01/2029(b)(i)	54,556
35,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	42,228
19,000	Vertex, Inc., 0.750%, 5/01/2029(b)	30,039
20,000	Wolfspeed, Inc., 0.250%, 2/15/2028	9,210
Principal Amount	Description	Value (†)

	Technology — continued
$265,000	Wolfspeed, Inc., 1.875%, 12/01/2029	$109,816
98,000	Workiva, Inc., 1.250%, 8/15/2028	103,733
		1,573,024
	Total Convertible Bonds (Identified Cost $4,113,493)	4,019,469
	Total Bonds and Notes (Identified Cost $61,465,993)	55,175,930

Senior Loans — 7.3%
	Brokerage — 0.7%
117,200	Edelman Financial Center LLC, 2024 Term Loan, 1 mo. USD SOFR + 3.000%, 7.357%, 4/07/2028(a)(l)	117,761
166,337	Edelman Financial Engines Center LLC, 2024 Term Loan, 4/07/2028(m)	167,134
28,970	Eisner Advisory Group LLC, 2024 Term Loan B, 1 mo. USD SOFR, 2/28/2031(m)	29,239
66,332	Eisner Advisory Group LLC, 2024 Term Loan B, 1 mo. USD SOFR + 4.000%, 8.357%, 2/28/2031(a)	66,948
84,084	HighTower Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.071%, 4/21/2028(a)(l)	84,400
		465,482
	Chemicals — 0.2%
37,064	Chemours Co., 2023 USD Term Loan B, 8/18/2028(m)	37,214
78,012	Chemours Co., 2023 USD Term Loan B, 1 mo. USD SOFR + 3.000%, 7.357%, 8/18/2028(a)	78,329
		115,543
	Consumer Cyclical Services — 1.7%
21,640	Grant Thornton Advisors LLC, 2024 Delayed Draw Term Loan, 6/02/2031(m)	21,622
288,426	Grant Thornton Advisors LLC, 2024 Term Loan B, 6/02/2031(m)	288,189
111,059	Grant Thornton Advisors LLC, Term Loan B, 1 mo. USD SOFR + 3.250%, 7.607%, 6/02/2031(a)(l)	110,968
198,000	Horizon U.S. Finco LP, Term Loan B, 12/18/2031(m)	196,762
67,085	PUG LLC, 2024 Extended Term Loan B, 3/15/2030(m)	67,113
156,790	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 9.107%, 3/15/2030(a)	156,856
4,215	Ryan LLC, Delayed Draw Term Loan, 11/14/2030(m)	4,223
122,490	Ryan LLC, Term Loan, 11/14/2030(m)	122,721
37,501	Ryan LLC, Term Loan, 1 mo. USD SOFR + 3.500%, 7.857%, 11/14/2030(a)(l)	37,571
28,530	VT Topco, Inc., 2024 1st Lien Term Loan B, 8/09/2030(m)	28,683
41,859	VT Topco, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.000%, 7.329%, 8/09/2030(a)(l)	42,083
		1,076,791
	Electric — 0.1%
19,311	Talen Energy Supply LLC, 2023 Term Loan B, 5/17/2030(m)	19,365
61,741	Talen Energy Supply LLC, 2024 Incremental Term Loan B, 3 mo. USD SOFR + 2.500%, 6.849%, 12/11/2031(a)(l)	61,895
		81,260
	Financial Other — 0.3%
211,424	Dechra Pharmaceuticals Holdings Ltd., USD Term Loan B, 12/04/2031(m)	212,350
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles High Income Fund (continued)
Principal Amount	Description	Value (†)

	Food & Beverage — 0.2%
$94,050	Chobani LLC, 2023 Incremental Term Loan, 1 mo. USD SOFR + 3.750%, 8.107%, 10/25/2027(a)(l)	$94,726
	Healthcare — 1.0%
215,625	Bausch & Lomb Corp., Term Loan, 1 mo. USD SOFR + 3.250%, 7.689%, 5/10/2027(a)(l)	216,242
9,000	Hanger, Inc., 2024 Delayed Draw Term Loan, 10/23/2031(n)	9,079
4,460	Hanger, Inc., 2024 Delayed Draw Term Loan, 10/23/2031(m)	4,499
34,641	Hanger, Inc., 2024 Term Loan B, 10/23/2031(m)	34,944
69,000	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.857%, 10/23/2031(a)(l)	69,604
46,228	Inception Holdco SARL, 2024 USD Term Loan B, 4/09/2031(m)	46,517
111,275	Inception Holdco SARL, 2024 USD Term Loan B, 3 mo. USD SOFR + 4.500%, 8.829%, 4/09/2031(a)(l)	111,970
48,688	IVC Acquisition Ltd., 2024 USD Term Loan B, 12/12/2028(m)	49,023
108,529	IVC Acquisition Ltd., 2024 USD Term Loan B, 3 mo. USD SOFR + 4.750%, 9.079%, 12/12/2028(a)(l)	109,276
10,808	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 4.000%, 8.329%, 9/27/2030(a)(l)	10,545
		661,699
	Media Entertainment — 0.1%
87,560	Planet U.S. Buyer LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.521%, 2/07/2031(a)	88,217
	Property & Casualty Insurance — 1.1%
307,929	Acrisure LLC, 2024 1st Lien Term Loan B6, 11/06/2030(m)	307,834
212,879	Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, 12/06/2031(m)	212,719
49,040	Asurion LLC, 2023 Term Loan B11, 8/19/2028(m)	49,040
110,872	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 8.707%, 8/19/2028(a)(l)	110,872
29,380	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 9.079%, 5/06/2032(a)(l)	30,010
		710,475
	Technology — 1.9%
263,778	CommScope, Inc., 2024 Term Loan, 1 mo. USD SOFR + 5.500%, 9.857%, 12/17/2029(a)(l)	266,582
128,306	First Advantage Holdings LLC, 2024 Term Loan B, 10/31/2031(m)	129,550
291,862	First Advantage Holdings LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.607%, 10/31/2031(a)(l)	294,689
91,186	Fortress Intermediate 3, Inc., Term Loan B, 6/27/2031(m)	91,357
215,994	Fortress Intermediate 3, Inc., Term Loan B, 1 mo. USD SOFR + 3.500%, 7.857%, 6/27/2031(a)(l)	216,400
52,867	GoTo Group, Inc., 2024 First Out Term Loan, 4/28/2028(m)	48,043
108,878	Project Alpha Intermediate Holding, Inc., 2024 Add-on Term Loan B, 10/28/2030(m)	109,508
Principal Amount	Description	Value (†)

	Technology — continued
$12,164	UKG Inc., 2024 Term Loan B, 1 mo. USD SOFR, 2/10/2031(m)	$12,241
25,868	UKG, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.329%, 2/10/2031(a)(l)	26,032
		1,194,402
	Total Senior Loans (Identified Cost $4,687,020)	4,700,945

Collateralized Loan Obligations — 0.4%
250,000	NYACK Park CLO Ltd., Series 2021-1A, Class E, 3 mo. USD SOFR + 6.362%, 10.979%, 10/20/2034(a)(b) (Identified Cost $250,000)	252,032

Shares
Preferred Stocks — 0.4%

Convertible Preferred Stocks — 0.4%
	Aerospace & Defense — 0.3%
2,882	Boeing Co., 6.000%	175,485
	Brokerage — 0.1%
347	Apollo Global Management, Inc., 6.750%	30,158
	Electric — 0.0%
462	PG&E Corp., Series A, 6.000%	23,003
	Total Convertible Preferred Stocks (Identified Cost $203,177)	228,646
	Total Preferred Stocks (Identified Cost $203,177)	228,646

Common Stocks— 0.0%
	Energy Equipment & Services — 0.0%
10,149	Mcdermott International Ltd.(f)	1,218
	Media — 0.0%
9,786	iHeartMedia, Inc., Class A(f)	19,376
	Oil, Gas & Consumable Fuels — 0.0%
3,650	Battalion Oil Corp.(f)	6,278
	Real Estate Management & Development — 0.0%
12,176	China Aoyuan Group Ltd.(f)	336
	Total Common Stocks (Identified Cost $842,718)	27,208

Warrants — 0.0%
20,319	McDermott International Ltd., Tranche A, Expiration on 6/30/2027(f)(k)	—
22,577	McDermott International Ltd., Tranche A, Expiration on 6/30/2027(f)(k)	—
	Total Warrants (Identified Cost $31,517)	—

Other Investments — 0.0%
	Aircraft ABS — 0.0%
100	ECAF I Blocker, Ltd.(k)(o) (Identified Cost $1,000,000)	—
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of December 31, 2024
Loomis Sayles High Income Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 8.0%
$3,298,749	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $3,299,207 on 1/02/2025 collateralized by $3,323,100 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $3,364,813 including accrued interest (Note 2 of Notes to Financial Statements)	$3,298,749
955,000	U.S. Treasury Bills, 4.231%, 3/27/2025(p)(q)	945,664
895,000	U.S. Treasury Bills, 4.505%–4.521%, 1/02/2025(q)(r)	895,000
	Total Short-Term Investments (Identified Cost $5,139,098)	5,139,413
	Total Investments — 102.1% (Identified Cost $73,619,523)	65,524,174
	Other assets less liabilities — (2.1)%	(1,329,269)
	Net Assets — 100.0%	$64,194,905

(†)	See Note 2 of Notes to Financial Statements.

(a)
Variable rate security. Rate as of December 31, 2024 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the value of
Rule 144A holdings amounted to $43,010,352 or 67.0% of net assets.

(c)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were received during the period.
(d)
Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or
additional principal. For the period ended December 31, 2024, interest payments were made in principal.

(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(h)	Perpetual bond with no specified maturity date.
(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(j)
Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or
additional principal. For the period ended December 31, 2024, interest payments were made in cash and principal.

(k)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(l)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.50%, to which the spread is added.

(m)	Position is unsettled. Contract rate was not determined at December 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(n)
Unfunded loan commitment. An unfunded loan commitment is a
contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the
borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. See Note 2 of
Notes to Financial Statements.

(o)	Securities subject to restriction on resale. At December 31, 2024, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker, Ltd.	6/18/2015	$1,000,000	$ —	0.0%

(p)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(q)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(r)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of
Investments.

ABS	Asset-Backed Securities
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
At December 31, 2024, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	3/31/2025	28	$5,758,048	$5,757,063	$(985)
CBOT 5 Year U.S. Treasury Notes Futures	3/31/2025	3	319,033	318,914	(119)
Total					$(1,104)
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles High Income Fund (continued)
At December 31, 2024, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	3/20/2025	1	$116,460	$113,844	$2,616
CBOT Ultra Long-Term U.S. Treasury Bond Futures	3/20/2025	1	122,693	118,906	3,787
Ultra 10 Year U.S. Treasury Notes Futures	3/20/2025	6	677,025	667,875	9,150
Total					$15,553
Industry Summary at December 31, 2024
Technology	12.3%
Cable Satellite	11.6
Midstream	7.6
Property & Casualty Insurance	5.8
Independent Energy	4.5
Healthcare	3.6
Pharmaceuticals	3.4
Finance Companies	3.1
Aerospace & Defense	2.9
Consumer Cyclical Services	2.9
Metals & Mining	2.7
Lodging	2.6
Food & Beverage	2.5
Retailers	2.5
Gaming	2.3
Leisure	2.2
Restaurants	2.1
Other Investments, less than 2% each	19.1
Collateralized Loan Obligations	0.4
Short-Term Investments	8.0
Total Investments	102.1
Other assets less liabilities (including futures contracts)	(2.1)
Net Assets	100.0%
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 91.4% of Net Assets

Non-Convertible Bonds — 90.9%
	ABS Car Loan — 4.3%
$1,947,283	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028(a)	$1,935,731
552,442	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	555,352
1,415,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class D, 8.000%, 2/15/2029(a)	1,446,333
13,370,000	American Credit Acceptance Receivables Trust, Series 2023-2, Class C, 5.960%, 8/13/2029(a)	13,441,242
4,795,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.820%, 10/12/2029(a)	4,917,605
11,365,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	11,839,648
5,340,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.040%, 7/12/2030(a)	5,404,790
8,910,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	8,696,226
2,540,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027(a)	2,507,413
19,105,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class D, 4.080%, 2/20/2028(a)	17,973,730
5,705,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class A, 5.250%, 4/20/2029(a)	5,761,170
7,985,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class C, 7.240%, 6/20/2029(a)	8,236,310
3,565,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	3,703,750
22,410,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	22,791,082
750,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	754,552
17,240,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-2A, Class A, 5.130%, 10/20/2028(a)	17,355,560
8,638,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	8,692,152
6,595,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.110%, 12/20/2030(a)	6,505,600
21,010,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	22,040,967
8,930,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class C, 6.070%, 2/15/2030	9,093,379
9,890,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	10,088,095
2,550,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.500%, 1/18/2028	2,480,956
1,100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	1,067,379
11,965,000	CarMax Auto Owner Trust, Series 2023-1, Class D, 6.270%, 11/15/2029	12,190,848
1,540,000	CarMax Auto Owner Trust, Series 2023-2, Class D, 6.550%, 10/15/2029	1,581,432
3,035,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	3,149,567
Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$4,250,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.000%, 7/15/2030	$4,345,812
11,525,000	CarMax Auto Owner Trust, Series 2024-2, Class B, 5.690%, 11/15/2029	11,717,248
390,000	CarMax Auto Owner Trust, Series 2024-2, Class D, 6.420%, 10/15/2030	401,651
3,810,000	Carvana Auto Receivables Trust, Series 2023-N1, Class D, 6.690%, 7/10/2029(a)	3,871,157
1,860,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	1,925,475
2,535,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	2,569,099
7,375,000	Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.800%, 5/10/2030(a)	7,433,749
3,432,000	Carvana Auto Receivables Trust, Series 2024-N2, Class D, 6.440%, 9/10/2030(a)	3,474,365
7,669,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	7,492,283
12,997,000	Carvana Auto Receivables Trust, Series 2024-P1, Class A4, 5.080%, 3/11/2030(a)	13,085,209
1,810,000	Carvana Auto Receivables Trust, Series 2024-P4, Class C, 5.100%, 5/12/2031	1,794,724
880,000	Chesapeake Funding II LLC, Series 2023-1A, Class D, 6.690%, 5/15/2035(a)	886,338
2,970,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class C, 7.710%, 7/15/2033(a)	3,076,592
4,835,000	Credit Acceptance Auto Loan Trust, Series 2023-2A, Class C, 7.150%, 9/15/2033(a)	4,917,248
2,035,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C, 7.620%, 12/15/2033(a)	2,114,358
3,460,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	3,513,287
13,290,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class A, 5.950%, 6/15/2034(a)	13,384,585
6,260,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	6,406,828
6,255,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	6,147,395
21,060,000	Drive Auto Receivables Trust, Series 2024-1, Class C, 5.430%, 11/17/2031	21,173,408
10,500,000	DT Auto Owner Trust, Series 2022-1A, Class D, 3.400%, 12/15/2027(a)	10,386,831
9,695,000	DT Auto Owner Trust, Series 2023-1A, Class D, 6.440%, 11/15/2028(a)	9,849,508
10,700,000	DT Auto Owner Trust, Series 2023-2A, Class D, 6.620%, 2/15/2029(a)	10,926,745
7,695,000	DT Auto Owner Trust, Series 2023-3A, Class D, 7.120%, 5/15/2029(a)	7,942,741
4,130,000	Exeter Automobile Receivables Trust, Series 2022-3A, Class D, 6.760%, 9/15/2028	4,193,461
2,575,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	2,602,023
2,675,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.690%, 6/15/2029	2,723,349
6,035,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	6,143,684
3,100,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	3,184,773
14,145,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	14,724,907
1,145,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.700%, 7/16/2029	1,159,567
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$2,690,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.980%, 9/16/2030	$2,718,976
9,087,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	8,891,466
2,660,000	First Investors Auto Owner Trust, Series 2022-1A, Class D, 3.790%, 6/15/2028(a)	2,596,409
1,910,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	2,005,040
11,331,000	Flagship Credit Auto Trust, Series 2023-2, Class D, 6.620%, 5/15/2029(a)	11,127,746
1,800,000	Flagship Credit Auto Trust, Series 2023-3, Class D, 6.580%, 8/15/2029(a)	1,771,767
4,225,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	4,325,213
4,580,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	4,662,646
3,550,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.440%, 5/15/2029(a)	3,618,674
6,440,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	6,680,210
4,140,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	4,169,907
1,441,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	1,465,615
3,900,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class C, 5.920%, 8/15/2030(a)	3,933,889
6,289,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class D, 6.340%, 8/15/2031(a)	6,335,246
1,085,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.280%, 10/15/2031(a)	1,067,019
11,298,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	11,243,397
3,850,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	3,882,280
6,675,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	6,599,572
5,370,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.430%, 12/15/2028(a)	5,480,531
2,715,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	2,789,813
1,460,000	LAD Auto Receivables Trust, Series 2023-4A, Class D, 7.370%, 4/15/2031(a)	1,516,934
790,000	LAD Auto Receivables Trust, Series 2024-1A, Class B, 5.330%, 2/15/2029(a)	792,418
295,000	LAD Auto Receivables Trust, Series 2024-1A, Class C, 5.640%, 6/15/2029(a)	297,792
1,660,000	LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.930%, 3/15/2030(a)	1,638,630
13,662,800	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	13,832,861
5,260,000	Merchants Fleet Funding LLC, Series 2023-1A, Class D, 8.200%, 5/20/2036(a)	5,407,541
1,555,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class D, 7.070%, 2/14/2033(a)	1,601,103
4,970,000	Prestige Auto Receivables Trust, Series 2023-1A, Class D, 6.330%, 4/16/2029(a)	5,029,411
4,500,000	Prestige Auto Receivables Trust, Series 2023-2A, Class C, 7.120%, 8/15/2029(a)	4,638,843
2,725,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.710%, 8/15/2029(a)	2,838,640
645,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class C, 5.840%, 6/17/2030	657,697
Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$780,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.280%, 8/15/2031	$805,534
21,205,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	21,553,780
475,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	479,815
716,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	728,927
2,730,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.970%, 2/20/2031(a)	2,792,072
2,230,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	2,257,262
565,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	584,030
3,055,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	3,132,225
7,350,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.010%, 11/15/2028(a)	7,541,256
8,400,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class D, 6.470%, 3/15/2029(a)	8,635,108
13,315,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	13,839,687
19,730,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class C, 5.650%, 2/15/2029(a)	19,975,875
14,870,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class D, 6.020%, 10/15/2029(a)	15,142,059
4,310,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	4,368,207
4,990,000	Westlake Flooring Master Trust, Series 2024-1A, Class A, 5.430%, 2/15/2028(a)	5,039,631
6,170,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.800%, 9/19/2039(a)	6,160,757
		644,432,780
	ABS Credit Card — 0.5%
16,315,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	16,518,269
4,007,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.230%, 7/17/2028(a)	4,030,576
8,286,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.690%, 11/15/2028(a)	8,359,795
6,575,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.200%, 8/15/2029(a)	6,612,763
15,130,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	15,154,026
19,300,000	World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.470%, 2/15/2031	19,667,897
		70,343,326
	ABS Home Equity — 3.5%
15,451,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class E, 5.639%, 4/17/2052(a)	15,425,750
7,281,026	ATLX Trust, Series 2024-RPL1, Class A1, 3.850%, 4/25/2064(a)(b)	6,931,631
8,281,266	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(b)	7,913,909
2,129,138	Citigroup Mortgage Loan Trust, Inc., Series 2019-RP1, Class A1, 3.500%, 1/25/2066(a)(b)	2,062,046
16,796,052	COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907%, 12/25/2066(a)(b)	14,899,355
2,212,866	CoreVest American Finance Ltd., Series 2019-1, Class D, 4.818%, 3/15/2052(a)	2,130,415
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$610,337	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052(a)	$602,331
2,929,000	CoreVest American Finance Ltd., Series 2019-3, Class B, 3.163%, 10/15/2052(a)	2,652,417
1,259,000	CoreVest American Finance Ltd., Series 2020-2, Class C, 4.607%, 5/15/2052(a)(b)	1,194,214
1,870,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	1,568,675
8,277,421	CoreVest American Finance Ltd., Series 2021-RTL1, Class A1, 2.239%, 3/28/2029(a)(b)	8,208,669
10,565,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	10,747,119
3,903,364	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 4.068%, 9/27/2060(a)(b)	3,893,947
6,086,850	CSMC Trust, Series 2017-RPL1, Class M1, 2.978%, 7/25/2057(a)(b)	5,154,166
4,595,882	Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.899%, 4/25/2066(a)(b)	4,010,155
3,642,263	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, REMICS, 30 day USD SOFR Average + 2.000%, 6.569%, 4/25/2042(a)(b)	3,688,789
4,026,806	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A, REMICS, 30 day USD SOFR Average + 2.100%, 6.660%, 4/25/2043(a)(b)	4,090,381
2,697,978	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, 30 day USD SOFR Average + 2.750%, 7.319%, 5/25/2042(a)(b)	2,774,703
1,786,649	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, 30 day USD SOFR Average + 1.500%, 6.069%, 10/25/2043(a)(b)	1,806,690
7,261,748	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, 30 day USD SOFR Average + 1.100%, 5.669%, 2/25/2044(a)(b)	7,270,825
3,083,000	FirstKey Homes Trust, Series 2020-SFR1, Class D, 2.241%, 8/17/2037(a)	3,011,508
1,515,000	FirstKey Homes Trust, Series 2020-SFR1, Class E, 2.791%, 8/17/2037(a)	1,484,273
13,696,000	FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968%, 10/19/2037(a)	13,300,466
6,000,000	FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.607%, 9/17/2038(a)	5,664,890
10,000,000	FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.435%, 12/17/2038(a)	9,479,466
9,710,000	FirstKey Homes Trust, Series 2022-SFR2, Class D, 4.500%, 7/17/2039(a)	9,392,509
2,402,919	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	2,309,339
2,230,904	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/2039(a)	2,084,933
2,409,603	Home Partners of America Trust, Series 2019-2, Class D, 3.121%, 10/19/2039(a)	2,250,266
Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$958,398	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	$795,435
10,326,045	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	9,720,555
5,153,417	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	4,851,510
1,636,187	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 4.650%, 11/25/2060(a)(b)	1,636,207
1,467,786	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058(a)(b)	1,429,487
1,528,401	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.250%, 10/25/2069(a)(b)	1,482,290
2,744,944	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069(a)(b)	2,560,548
3,036,425	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.750%, 7/25/2059(a)(b)	2,944,106
540,000	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M1, 1.850%, 11/25/2060(a)(b)	474,588
1,750,000	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M2, 2.500%, 11/25/2060(a)(b)	1,494,985
26,459,764	New Residential Mortgage Loan Trust, Series 2024-RPL1, Class A, 3.800%, 1/25/2064(a)(b)	24,541,458
15,130,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	15,241,841
12,067,690	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	11,056,140
15,095,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	15,249,301
9,390,000	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	9,272,471
19,537,919	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	17,922,602
4,836,198	OBX Trust, Series 2021-NQM3, Class A1, 1.054%, 7/25/2061(a)(b)	3,893,566
10,129,438	PRET LLC, Series 2024-NPL7, Class A1, 5.925%, 10/25/2054(a)(b)	10,110,100
17,784,259	PRET LLC, Series 2024-NPL8, Class A1, 5.963%, 11/25/2054(a)(b)	17,845,223
5,780,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038(a)	5,586,472
8,750,000	Progress Residential Trust, Series 2021-SFR3, Class C, 2.088%, 5/17/2026(a)	8,465,618
2,420,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	2,352,886
2,015,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	1,957,809
3,575,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	3,421,386
1,795,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	1,717,903
1,400,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	1,255,908
960,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040(a)	860,063
1,260,000	Progress Residential Trust, Series 2023-SFR1, Class C, 4.650%, 3/17/2040(a)	1,221,201
1,935,000	Progress Residential Trust, Series 2023-SFR1, Class D, 4.650%, 3/17/2040(a)	1,859,124
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$1,010,803	PRPM LLC, Series 2023-RCF2, Class A1, 4.000%, 11/25/2053(a)(b)	$987,116
10,223,836	PRPM LLC, Series 2024-1, Class A1, 6.959%, 2/25/2029(a)(b)	10,272,985
8,267,723	PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029(a)(b)	8,289,170
3,596,892	PRPM LLC, Series 2024-5, Class A1, 5.689%, 9/25/2029(a)(b)	3,567,106
8,893,682	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	8,933,357
2,448,837	PRPM LLC, Series 2024-RCF1, Class A1, 4.000%, 1/25/2054(a)(b)	2,386,044
8,749,498	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	8,460,283
19,148,607	PRPM LLC, Series 2024-RPL1, Class A1, 4.200%, 12/25/2064(a)(b)	18,403,382
5,713,780	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	5,708,421
5,197,824	Redwood Funding Trust, Series 2024-1, Class A, 7.745%, 12/25/2054(a)(b)	5,212,102
23,045,000	Roc Mortgage Trust, Series 2024-RTL1, Class A1, 5.589%, 10/25/2039(a)(b)	22,894,055
235,418	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047(a)(b)	215,832
5,790,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	5,810,612
4,930,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057(a)(b)	4,262,418
1,943,340	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058(a)(b)	1,609,380
4,495,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058(a)(b)	4,010,162
17,610,000	Towd Point Mortgage Trust, Series 2019-2, Class M1, 3.750%, 12/25/2058(a)(b)	15,165,912
3,613,283	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059(a)(b)	3,437,557
1,505,000	Tricon American Homes, Series 2020-SFR1, Class B, 2.049%, 7/17/2038(a)	1,438,610
3,950,000	Tricon American Homes, Series 2020-SFR1, Class D, 2.548%, 7/17/2038(a)	3,785,006
2,575,000	Tricon American Homes Trust, Series 2019-SFR1, Class D, 3.198%, 3/17/2038(a)	2,506,079
23,100,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	23,006,306
10,557,612	Verus Securitization Trust, Series 2021-3, Class A1, 1.046%, 6/25/2066(a)(b)	8,862,713
11,861,676	Verus Securitization Trust, Series 2021-7, Class A1, 1.829%, 10/25/2066(a)(b)	10,440,761
1,229,094	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 5.116%, 3/27/2051(a)(b)	1,228,773
		518,118,762
	ABS Other — 5.2%
2,022,837	AASET LLC, Series 2022-1A, Class A, 6.000%, 5/16/2047(a)	2,018,826
32,480,318	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	32,291,478
3,613,424	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	3,371,158
8,710,000	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.610%, 1/18/2028(a)	8,715,656
Principal Amount	Description	Value (†)

	ABS Other — continued
$8,060,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	$8,171,333
706,190	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.110%, 11/15/2028(a)	707,983
16,955,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	17,105,730
975,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1D, 6.890%, 2/15/2029(a)	982,935
5,520,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	5,561,350
3,723,000	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.220%, 12/17/2029(a)	3,729,057
2,260,000	Affirm Asset Securitization Trust, Series 2024-X2, Class D, 6.080%, 12/17/2029(a)	2,275,748
22,757,805	Aqua Finance Trust, Series 2024-A, Class A, 4.810%, 4/18/2050(a)	22,442,102
2,764,053	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	2,794,949
11,270,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	11,062,464
8,750,000	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	8,989,969
6,139,721	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	6,223,988
9,490,000	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	9,563,918
4,920,844	Business Jet Securities LLC, Series 2024-1A, Class A, 6.197%, 5/15/2039(a)	5,004,322
21,182,008	Business Jet Securities LLC, Series 2024-2A, Class A, 5.364%, 9/15/2039(a)	20,741,083
5,583,594	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045(a)	5,178,517
2,259,188	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	2,078,601
4,652,100	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045(a)	4,274,130
7,078,708	Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.464%, 5/11/2037(a)	6,230,058
19,830,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	19,474,795
13,750,442	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	13,825,190
7,533,643	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	7,370,118
5,110,091	Foundation Finance Trust, Series 2023-2A, Class A, 6.530%, 6/15/2049(a)	5,262,795
2,375,000	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	2,429,471
51,030,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	52,051,416
17,740,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	18,043,514
6,569,268	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.350%, 10/20/2046(a)	6,564,584
3,565,000	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	3,571,356
5,880,000	GreenSky Home Improvement Trust, Series 2024-1, Class A3, 5.550%, 6/25/2059(a)	5,971,387
282,652	Hilton Grand Vacations Trust, Series 2022-1D, Class C, 4.690%, 6/20/2034(a)	276,694
570,138	Hilton Grand Vacations Trust, Series 2023-1A, Class C, 6.940%, 1/25/2038(a)	580,718
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Other — continued
$2,662,237	Hilton Grand Vacations Trust, Series 2024-2A, Class C, 5.990%, 3/25/2038(a)	$2,681,337
4,382,593	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	4,419,534
2,486,277	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038(a)	2,386,811
1,646,264	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039(a)	1,566,444
1,777,267	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/2039(a)	1,661,602
3,135,000	HPEFS Equipment Trust, Series 2022-1A, Class D, 2.400%, 11/20/2029(a)	3,105,422
2,395,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	2,437,978
7,127,313	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	6,988,112
505,575	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052(a)	480,532
11,374,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	11,245,599
2,073,357	KDAC Aviation Finance Ltd., Series 2017-1A, Class A, 4.212%, 12/15/2042(a)	2,005,993
5,038,130	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	4,953,036
7,095,199	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	6,480,893
2,271,274	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043(a)	2,258,771
1,031,523	MAPS Ltd., Series 2019-1A, Class A, 4.458%, 3/15/2044(a)	974,822
2,609,386	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	2,407,023
5,330,000	Mariner Finance Issuance Trust, Series 2024-AA, Class B, 5.680%, 9/22/2036(a)	5,377,658
4,037,949	Marlette Funding Trust, Series 2023-2A, Class B, 6.540%, 6/15/2033(a)	4,060,862
691,000	Marlette Funding Trust, Series 2024-1A, Class D, 6.930%, 7/17/2034(a)	695,697
1,795,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230%, 4/20/2054(a)	1,832,440
3,301,131	Mosaic Solar Loan Trust, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	3,211,509
39,247,923	Mosaic Solar Loan Trust, Series 2024-2A, Class A, 5.600%, 4/22/2052(a)	37,985,357
213,152	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037(a)	209,622
9,107,577	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	9,142,184
3,202,458	MVW LLC, Series 2024-1A, Class C, 6.200%, 2/20/2043(a)	3,232,123
128,033	MVW Owner Trust, Series 2019-1A, Class C, 3.330%, 11/20/2036(a)	126,452
10,695,696	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	9,828,304
13,696,472	Octane Receivables Trust, Series 2024-1A, Class A2, 5.680%, 5/20/2030(a)	13,833,492
7,119,000	Octane Receivables Trust, Series 2024-2A, Class C, 5.900%, 7/20/2032(a)	7,180,131
6,695,000	OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class A, 4.980%, 10/17/2031(a)	6,593,109
8,040,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	7,887,233
Principal Amount	Description	Value (†)

	ABS Other — continued
$20,735,000	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	$20,742,382
5,130,016	PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	5,154,547
6,380,000	Progress Residential Trust, Series 2022-SFR5, Class C, 5.192%, 6/17/2039(a)	6,319,979
7,550,000	Regional Management Issuance Trust, Series 2024-2, Class A, 5.110%, 12/15/2033(a)	7,593,420
1,825,000	Regional Management Issuance Trust, Series 2024-2, Class C, 5.740%, 12/15/2033(a)	1,830,477
9,940,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	10,037,442
18,615,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	18,856,921
14,675,000	RFS Asset Securitization II LLC, Series 2024-1, Class A, 6.550%, 7/15/2031(a)	14,831,876
530,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030(a)	524,058
2,555,000	SCF Equipment Leasing LLC, Series 2022-1A, Class D, 3.790%, 11/20/2031(a)	2,457,417
3,365,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	3,430,818
10,773,997	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	10,504,487
12,190,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	12,506,379
1,863,456	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	1,788,843
290,703	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037(a)	281,510
814,032	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class C, 7.000%, 1/20/2040(a)	825,336
983,763	Sierra Timeshare Receivables Funding LLC, Series 2023-2A, Class C, 7.300%, 4/20/2040(a)	1,002,975
3,443,167	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	3,525,752
17,803,413	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	17,419,892
1,412,628	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	1,444,246
8,281,640	Stream Innovations Issuer Trust, Series 2024-2A, Class A, 5.210%, 2/15/2045(a)	8,257,333
5,534,353	Sunnova Helios X Issuer LLC, Series 2022-C, Class A, 5.300%, 11/22/2049(a)	5,355,204
24,511,373	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	23,095,508
4,738,094	Thrust Engine Leasing DAC, Series 2021-1A, Class A, 4.163%, 7/15/2040(a)	4,534,981
7,294,591	TIC Home Improvement Trust, Series 2024-A, Class A, 6.670%, 10/15/2046(a)	7,341,021
5,478,469	TIF Funding III LLC, Series 2024-1A, Class A, 5.480%, 4/20/2049(a)	5,427,482
3,609,844	TIF Funding III LLC, Series 2024-1A, Class C, 6.310%, 4/20/2049(a)	3,581,716
31,890,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, SOFR + 1.400%, 5.864%, 11/15/2027(a)(b)	31,896,537
207,545	Triumph Rail Holdings LLC, Series 2021-2, Class A, 2.150%, 6/19/2051(a)	193,825
17,747,925	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	17,768,974
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Other — continued
$2,086,142	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	$1,934,875
2,949,346	Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 9/15/2043(a)(b)	2,913,712
929,402	Willis Engine Structured Trust IV, Series 2018-A, Class B, 5.438%, 9/15/2043(a)(b)	906,106
2,970,481	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	2,642,907
2,331,889	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/2046(a)	2,186,997
12,572,379	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	12,999,623
17,100,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	17,524,080
		781,827,113
	ABS Residential Mortgage — 0.3%
11,669,095	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(b)	11,745,725
12,415,806	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(b)	12,413,460
6,494,907	PRET LLC, Series 2024-NPL4, Class A1, 6.996%, 7/25/2054(a)(b)	6,523,025
4,422,266	RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.021%, 1/25/2029(a)(b)	4,435,772
443,298	VOLT XCII LLC, Series 2021-NPL1, Class A1, 4.893%, 2/27/2051(a)(b)	442,974
2,594,317	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 4.893%, 2/27/2051(a)(b)	2,592,423
3,211,071	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 5.240%, 2/27/2051(a)(b)	3,207,102
3,119,794	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 5.240%, 4/25/2051(a)(b)	3,122,073
		44,482,554
	ABS Student Loan — 0.9%
790,355	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	796,169
27,004,187	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	27,351,461
7,925,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	7,983,975
401,267	College Avenue Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051(a)	367,167
1,684,367	Commonbond Student Loan Trust, Series 2020-1, Class A, 1.690%, 10/25/2051(a)	1,484,965
2,311,546	ELFI Graduate Loan Program LLC, Series 2019-A, Class A, 2.540%, 3/25/2044(a)	2,130,032
2,843,910	Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.400%, 11/25/2050(a)	2,603,089
459,221	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	426,303
2,135,188	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	1,924,083
560,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	424,585
2,105,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	1,428,634
4,790,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	3,208,702
5,525,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	5,858,367
Principal Amount	Description	Value (†)

	ABS Student Loan — continued
$6,710,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	$5,751,441
214,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 7.940%, 6/15/2032(b)	210,200
199,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28 day Auction Rate Security, 7.890%, 6/15/2032(b)	195,466
372,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 7.940%, 3/15/2033(b)	358,540
247,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 7.940%, 3/15/2033(b)	238,063
140,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28 day Auction Rate Security, 7.952%, 9/15/2032(b)	140,240
407,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28 day Auction Rate Security, 8.060%, 9/15/2032(b)	407,696
936,281	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043(a)	927,038
215,000	SMB Private Education Loan Trust, Series 2018-A, Class B, 3.960%, 7/15/2042(a)	205,399
1,605,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042(a)	1,531,067
1,525,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042(a)	1,451,449
2,719,415	SMB Private Education Loan Trust, Series 2019-A, Class A2A, 3.440%, 7/15/2036(a)	2,665,186
5,084,842	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.840%, 6/15/2037(a)	4,903,714
452,702	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	430,891
3,177,709	SMB Private Education Loan Trust, Series 2021-B, Class A, 1.310%, 7/17/2051(a)	2,924,648
1,677,715	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	1,549,443
4,205,000	SMB Private Education Loan Trust, Series 2023-C, Class B, 6.360%, 11/15/2052(a)	4,335,310
25,235,506	SMB Private Education Loan Trust, Series 2024-A, Class A1A, 5.240%, 3/15/2056(a)	25,300,362
17,513,000	SMB Private Education Loan Trust, Series 2024-A, Class B, 5.880%, 3/15/2056(a)	17,603,512
8,093,967	SMB Private Education Loan Trust, Series 2024-C, Class A1A, 5.500%, 6/17/2052(a)	8,141,680
2,605,000	SMB Private Education Loan Trust, Series 2024-C, Class B, 6.060%, 6/17/2052(a)	2,619,145
		137,878,022
	ABS Whole Business — 1.2%
30,940,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	31,640,958
2,807,780	Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047(a)	2,733,202
5,032,173	Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048(a)	4,917,758
14,210,625	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	13,830,191
4,836,150	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	5,095,025
See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Whole Business — continued
$4,069,250	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	$4,156,265
6,710,800	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	6,172,443
17,174,350	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	16,503,788
2,188,125	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	1,979,102
30,643,200	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	30,755,342
3,525,000	Progress Residential Trust, Series 2022-SFR5, Class B, 4.896%, 6/17/2039(a)	3,486,989
35,920,000	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	36,375,178
10,165,000	Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/2054(a)	9,897,427
1,204,152	Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048(a)	1,153,646
9,815,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	9,743,243
		178,440,557
	Aerospace & Defense — 3.5%
13,620,000	BAE Systems PLC, 3.400%, 4/15/2030(a)	12,562,959
2,685,000	BAE Systems PLC, 5.250%, 3/26/2031(a)	2,689,645
69,430,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	69,249,482
32,338,000	Boeing Co., 3.625%, 2/01/2031	29,356,922
26,030,000	Boeing Co., 5.150%, 5/01/2030	25,665,126
23,082,000	Boeing Co., 5.705%, 5/01/2040	21,959,744
64,670,000	Boeing Co., 5.805%, 5/01/2050	60,153,027
1,525,000	Boeing Co., 5.930%, 5/01/2060	1,411,096
6,685,000	Boeing Co., 6.388%, 5/01/2031	6,989,306
11,000,000	Boeing Co., 6.528%, 5/01/2034	11,523,694
35,855,000	Boeing Co., 6.858%, 5/01/2054	38,108,364
10,340,000	Boeing Co., 7.008%, 5/01/2064	10,972,049
17,165,000	Embraer Netherlands Finance BV, 7.000%, 7/28/2030(a)	17,851,806
4,113,000	GE Capital Funding LLC, 4.550%, 5/15/2032	3,957,935
31,717,000	L3Harris Technologies, Inc., 5.350%, 6/01/2034	31,583,682
16,466,000	L3Harris Technologies, Inc., 5.400%, 7/31/2033	16,436,543
3,335,000	RTX Corp., 2.375%, 3/15/2032	2,768,298
26,330,000	RTX Corp., 5.150%, 2/27/2033	26,108,700
59,165,000	RTX Corp., 6.100%, 3/15/2034	62,300,472
5,005,000	Textron, Inc., 2.450%, 3/15/2031	4,258,469
29,075,000	Textron, Inc., 3.000%, 6/01/2030	26,141,578
38,470,000	Textron, Inc., 6.100%, 11/15/2033	40,094,678
		522,143,575
	Airlines — 0.4%
9,646,397	American Airlines Pass-Through Trust, Series 2016-3, Class A, 3.250%, 4/15/2030	8,874,160
781,697	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	764,593
4,112,850	American Airlines Pass-Through Trust, Series 2017-2, Class A, 3.600%, 4/15/2031	3,778,658
11,961,797	American Airlines Pass-Through Trust, Series 2019-1, Class B, 3.850%, 8/15/2029	11,240,142
1,528,588	American Airlines, Inc., Series B, 3.700%, 4/15/2027	1,510,115
3,453,560	British Airways Pass-Through Trust, Series 2019-1, Class A, 3.350%, 12/15/2030(a)	3,245,621
Principal Amount	Description	Value (†)

	Airlines — continued
$2,019,902	United Airlines Pass-Through Trust, Series 2018-1, Class A, 3.700%, 9/01/2031	$1,842,881
3,011,659	United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	3,060,779
20,203,282	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	20,482,694
		54,799,643
	Apartment REITs — 0.1%
2,185,000	American Homes 4 Rent LP, 2.375%, 7/15/2031	1,828,102
8,745,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035	8,272,960
		10,101,062
	Automotive — 0.8%
4,895,000	Aptiv Swiss Holdings Ltd., 3.250%, 3/01/2032	4,223,556
11,080,000	BorgWarner, Inc., 5.400%, 8/15/2034	10,905,258
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	5,432,977
24,250,000	Daimler Truck Finance North America LLC, 5.500%, 9/20/2033(a)	24,306,517
360,000	General Motors Financial Co., Inc., 5.850%, 4/06/2030	367,678
42,485,000	General Motors Financial Co., Inc., 6.000%, 1/09/2028	43,591,849
2,895,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025(a)	2,878,430
8,820,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	8,484,260
13,340,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	12,649,552
		112,840,077
	Banking — 6.6%
4,425,000	AIB Group PLC, (fixed rate to 9/13/2028, variable rate thereafter), 6.608%, 9/13/2029(a)	4,624,849
11,790,000	American Express Co., 5.850%, 11/05/2027	12,155,263
4,360,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	4,138,272
10,155,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/2025(a)	10,146,784
4,400,000	Banco Santander SA, 2.749%, 12/03/2030	3,726,130
11,085,000	Bank of America Corp., (fixed rate to 1/23/2034, variable rate thereafter), 5.468%, 1/23/2035	11,097,125
49,304,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	47,271,021
17,700,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	15,678,596
58,160,000	Bank of America Corp., (fixed rate to 9/15/2033, variable rate thereafter), 5.872%, 9/15/2034	59,732,870
21,297,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	17,351,538
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	99,142
4,210,000	Bank of America Corp., MTN, (fixed rate to 7/22/2032, variable rate thereafter), 5.015%, 7/22/2033	4,129,246
25,627,000	Bank of America Corp., Series L, 4.183%, 11/25/2027	25,155,265
3,335,000	BBVA Bancomer SA, 1.875%, 9/18/2025(a)	3,255,009
69,795,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	70,078,317
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Banking — continued
$4,980,000	Goldman Sachs Group, Inc., (fixed rate to 2/24/2032, variable rate thereafter), 3.102%, 2/24/2033	$4,292,107
61,445,000	Goldman Sachs Group, Inc., (fixed rate to 8/23/2027, variable rate thereafter), 4.482%, 8/23/2028	60,733,975
11,115,000	Goldman Sachs Group, Inc., (fixed rate to 9/10/2026, variable rate thereafter), 1.542%, 9/10/2027	10,510,900
6,325,000	ING Groep NV, (fixed rate to 9/11/2033, variable rate thereafter), 6.114%, 9/11/2034	6,548,217
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	69,502,027
13,075,000	JPMorgan Chase & Co., (fixed rate to 10/22/2034, variable rate thereafter), 4.946%, 10/22/2035	12,598,056
40,320,000	JPMorgan Chase & Co., (fixed rate to 3/24/2030, variable rate thereafter), 4.493%, 3/24/2031	39,286,990
12,025,000	JPMorgan Chase & Co., (fixed rate to 4/22/2026, variable rate thereafter), 1.578%, 4/22/2027	11,546,746
4,230,000	JPMorgan Chase & Co., (fixed rate to 7/25/2032, variable rate thereafter), 4.912%, 7/25/2033	4,135,742
25,937,000	Mitsubishi UFJ Financial Group, Inc., 3.850%, 3/01/2026	25,667,553
21,470,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	21,492,183
21,570,000	Morgan Stanley, (fixed rate to 10/18/2032, variable rate thereafter), 6.342%, 10/18/2033	22,816,884
36,610,000	Morgan Stanley, (fixed rate to 2/01/2028, variable rate thereafter), 5.123%, 2/01/2029	36,710,602
19,260,000	Morgan Stanley, (fixed rate to 2/07/2034, variable rate thereafter), 5.942%, 2/07/2039	19,323,159
76,435,000	Morgan Stanley, (fixed rate to 4/19/2034, variable rate thereafter), 5.831%, 4/19/2035	77,890,575
24,855,000	Morgan Stanley, (fixed rate to 4/20/2032, variable rate thereafter), 5.297%, 4/20/2037	24,148,487
11,262,000	Morgan Stanley, (fixed rate to 4/28/2025, variable rate thereafter), 2.188%, 4/28/2026	11,161,556
41,690,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	33,907,854
6,640,000	Morgan Stanley, MTN, (fixed rate to 7/21/2033, variable rate thereafter), 5.424%, 7/21/2034	6,593,682
2,935,000	Societe Generale SA, (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035(a)	2,523,601
34,025,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036(a)	29,385,208
11,923,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	11,723,181
13,965,000	Sumitomo Mitsui Financial Group, Inc., 5.464%, 1/13/2026	14,072,198
3,270,000	Synchrony Bank, 5.400%, 8/22/2025	3,272,126
17,760,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	17,923,025
250,000	UBS Group AG, (fixed rate to 1/12/2028, variable rate thereafter), 3.869%, 1/12/2029(a)	240,729
8,810,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	10,640,161
20,095,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	20,226,474
12,730,000	UBS Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026(a)	12,820,306
Principal Amount	Description	Value (†)

	Banking — continued
$11,410,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028(a)	$11,788,812
24,120,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	25,487,845
29,050,000	UBS Group AG, (fixed rate to 9/13/2029, variable rate thereafter), 5.617%, 9/13/2030(a)	29,511,967
5,578,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027(a)	5,338,412
4,960,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	4,303,387
5,303,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	5,120,574
		991,884,728
	Brokerage — 0.7%
32,990,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	33,891,986
6,810,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	6,963,659
26,635,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	27,449,140
19,498,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	20,032,229
8,760,000	Jefferies Financial Group, Inc., 6.450%, 6/08/2027	9,035,755
		97,372,769
	Building Materials — 1.4%
67,030,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	58,424,358
12,690,000	Cemex SAB de CV, 3.875%, 7/11/2031	11,060,795
16,180,000	Cemex SAB de CV, 5.200%, 9/17/2030(a)	15,484,841
11,565,000	Cemex SAB de CV, 5.450%, 11/19/2029(a)	11,409,153
4,345,000	Cemex SAB de CV, 5.450%, 11/19/2029	4,286,448
11,320,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	11,089,227
3,285,000	Ferguson Finance PLC, 3.250%, 6/02/2030(a)	2,984,952
7,530,000	Martin Marietta Materials, Inc., 5.150%, 12/01/2034	7,393,863
37,990,000	Owens Corning, 5.700%, 6/15/2034	38,592,352
23,975,000	Owens Corning, 7.000%, 12/01/2036	26,630,533
24,905,000	Vulcan Materials Co., 5.350%, 12/01/2034	24,829,863
		212,186,385
	Cable Satellite — 2.9%
10,390,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	8,429,303
6,063,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	3,787,308
5,105,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.900%, 6/01/2052	3,284,099
103,125,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	62,817,774
12,605,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 12/01/2061	8,390,309
33,535,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	25,190,054
7,735,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.125%, 7/01/2049	6,054,697
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Cable Satellite — continued
$53,449,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.250%, 4/01/2053	$43,139,794
6,480,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.834%, 10/23/2055	6,304,490
19,240,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	13,495,175
4,204,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	3,020,001
2,275,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	1,638,071
38,005,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	19,855,815
910,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	473,757
1,035,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	588,773
1,534,000	CSC Holdings LLC, 6.500%, 2/01/2029(a)	1,287,778
9,616,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	8,740,473
6,160,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	5,266,766
144,960,227	EchoStar Corp., 10.750%, 11/30/2029	155,873,620
18,706,262	EchoStar Corp., 6.750% PIK or 6.750% Cash, 11/30/2030(d)	16,965,623
32,641,000	Time Warner Cable LLC, 4.500%, 9/15/2042	24,418,666
15,815,000	Time Warner Cable LLC, 5.500%, 9/01/2041	13,420,559
1,300,000	Time Warner Cable LLC, 5.875%, 11/15/2040	1,163,235
		433,606,140
	Chemicals — 0.2%
27,205,000	CF Industries, Inc., 4.500%, 12/01/2026(a)	26,939,699
3,740,000	FMC Corp., 3.450%, 10/01/2029	3,425,371
		30,365,070
	Collateralized Mortgage Obligations — 0.3%
35,619,153	Federal Home Loan Mortgage Corp., Series 406, Class F4, 30 day USD SOFR Average + 0.900%, 5.469%, 10/25/2053(b)	35,344,407
6,806,586	Verus Securitization Trust, Series 2021-5, Class A1, 1.013%, 9/25/2066(a)(b)	5,659,928
		41,004,335
	Construction Machinery — 0.4%
2,470,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	2,438,272
5,305,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	5,222,419
10,740,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	10,748,124
5,270,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	5,329,658
8,900,000	John Deere Capital Corp., MTN, 1.250%, 1/10/2025	8,893,481
27,620,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	27,403,977
		60,035,931
	Consumer Cyclical Services — 1.1%
56,355,000	Expedia Group, Inc., 2.950%, 3/15/2031	49,608,968
47,221,000	Expedia Group, Inc., 3.250%, 2/15/2030	43,541,302
34,100,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	32,977,704
29,390,000	Uber Technologies, Inc., 4.800%, 9/15/2034	28,128,256
8,430,000	Uber Technologies, Inc., 6.250%, 1/15/2028(a)	8,502,509
2,731,000	Uber Technologies, Inc., 7.500%, 9/15/2027(a)	2,779,637
		165,538,376
	Consumer Products — 0.1%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	7,744,727
	Diversified Manufacturing — 1.1%
3,809,000	Amphenol Corp., 2.200%, 9/15/2031	3,191,807
22,305,000	Amphenol Corp., 5.000%, 1/15/2035	21,776,703
7,110,000	Amphenol Corp., 5.250%, 4/05/2034	7,131,139
38,736,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	39,637,145
2,965,000	Nordson Corp., 5.600%, 9/15/2028	3,028,548
Principal Amount	Description	Value (†)

	Diversified Manufacturing — continued
$20,385,000	Nordson Corp., 5.800%, 9/15/2033	$20,985,243
8,655,000	Otis Worldwide Corp., 5.125%, 11/19/2031	8,658,593
51,675,000	Veralto Corp., 5.450%, 9/18/2033	51,847,299
		156,256,477
	Electric — 1.7%
7,435,000	AES Corp., 2.450%, 1/15/2031	6,195,641
8,015,000	AES Corp., 3.950%, 7/15/2030(a)	7,388,257
13,319,968	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	12,614,531
31,435,000	Duke Energy Corp., 5.450%, 6/15/2034	31,384,227
13,025,000	Enel Finance International NV, 6.000%, 10/07/2039(a)	13,035,435
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037(a)	9,678,765
2,355,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	2,217,617
30,821,000	NRG Energy, Inc., 4.450%, 6/15/2029(a)	29,436,598
19,745,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	17,506,676
7,265,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	5,797,219
4,540,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	4,393,824
2,050,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	2,073,476
61,170,000	Pacific Gas & Electric Co., 5.800%, 5/15/2034	62,547,628
9,000,000	Southern California Edison Co., 5.300%, 3/01/2028	9,102,943
31,395,000	Southern Co., 5.700%, 3/15/2034	32,043,099
6,270,000	Vistra Operations Co. LLC, 5.700%, 12/30/2034(a)	6,204,196
		251,620,132
	Environmental — 0.2%
32,260,000	Waste Management, Inc., 4.950%, 3/15/2035	31,451,815
	Finance Companies — 2.5%
26,609,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	24,638,870
63,343,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	55,191,978
14,172,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	12,069,183
860,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027	834,406
6,220,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	5,921,888
6,084,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.750%, 6/06/2028	6,199,074
13,515,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	14,115,667
915,000	Air Lease Corp., 3.125%, 12/01/2030	810,892
4,660,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	4,756,957
18,295,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	18,908,509
32,139,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	32,355,320
7,560,000	Aviation Capital Group LLC, 1.950%, 1/30/2026(a)	7,319,869
3,670,000	Aviation Capital Group LLC, 5.375%, 7/15/2029(a)	3,671,790
6,475,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	6,674,106
25,115,000	Aviation Capital Group LLC, 6.375%, 7/15/2030(a)	26,274,352
18,470,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	19,396,345
6,245,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	6,100,374
29,600,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	28,084,915
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Finance Companies — continued
$28,350,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	$25,674,256
7,445,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	6,742,322
29,285,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	25,515,930
25,002,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	20,823,277
13,641,000	SMBC Aviation Capital Finance DAC, 5.300%, 4/03/2029(a)	13,682,304
12,180,000	SMBC Aviation Capital Finance DAC, 5.450%, 5/03/2028(a)	12,256,547
		378,019,131
	Financial Other — 0.0%
2,310,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025(e)	289,651
720,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(e)	90,094
6,220,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031(e)	627,100
6,065,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(e)	420,729
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(e)	25,868
3,495,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(e)	242,833
4,345,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(e)	304,150
3,780,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(e)	262,483
1,265,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	82,984
5,120,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	192,256
1,835,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	68,904
1,415,000	Times China Holdings Ltd., 6.750%, 7/08/2025(e)	51,294
		2,658,346
	Food & Beverage — 0.8%
19,005,000	Bacardi Ltd./Bacardi-Martini BV, 5.400%, 6/15/2033(a)	18,628,892
4,895,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.000%, 2/02/2029	4,465,132
10,465,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.000%, 5/15/2032	8,711,699
22,730,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.750%, 12/01/2031	20,167,740
10,660,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.500%, 1/15/2030	10,640,370
6,173,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.750%, 4/01/2033	6,144,710
10,970,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034	11,598,180
46,260,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	39,890,569
2,065,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	1,900,317
3,000,000	Smithfield Foods, Inc., 2.625%, 9/13/2031(a)	2,469,633
1,920,000	Smithfield Foods, Inc., 3.000%, 10/15/2030(a)	1,658,838
		126,276,080
	Gaming — 0.7%
4,880,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	4,179,738
Principal Amount	Description	Value (†)

	Gaming — continued
$3,365,000	GLP Capital LP/GLP Financing II, Inc., 6.750%, 12/01/2033	$3,562,105
51,035,000	VICI Properties LP, 5.125%, 5/15/2032	49,691,632
5,278,000	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/2029(a)	4,973,415
21,330,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026(a)	20,976,065
7,785,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026(a)	7,705,732
6,760,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025(a)	6,733,424
		97,822,111
	Government Owned - No Guarantee — 0.4%
23,729,000	Antares Holdings LP, 2.750%, 1/15/2027(a)	22,239,743
12,655,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	11,973,623
21,876,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	22,917,218
2,185,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029(e)	176,526
4,210,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030(e)	340,084
		57,647,194
	Health Care REITs — 0.0%
5,972,000	Welltower OP LLC, 6.500%, 3/15/2041	6,386,766
	Health Insurance — 1.1%
1,370,000	Centene Corp., 2.450%, 7/15/2028	1,232,874
10,105,000	Centene Corp., 2.500%, 3/01/2031	8,357,911
27,795,000	Centene Corp., 3.000%, 10/15/2030	23,984,218
16,405,000	Centene Corp., 3.375%, 2/15/2030	14,611,601
51,155,000	Centene Corp., 4.625%, 12/15/2029	48,380,357
4,380,000	Elevance Health, Inc., 4.100%, 5/15/2032	4,049,929
66,060,000	Elevance Health, Inc., 5.200%, 2/15/2035	64,516,147
		165,133,037
	Healthcare — 1.3%
6,325,000	Alcon Finance Corp., 5.375%, 12/06/2032(a)	6,322,103
19,420,000	Cigna Group, 4.375%, 10/15/2028	19,037,089
6,900,000	CVS Health Corp., (fixed rate to 12/10/2029, variable rate thereafter), 7.000%, 3/10/2055	6,923,151
275,226	CVS Pass-Through Trust, 5.773%, 1/10/2033(a)	270,669
215,408	CVS Pass-Through Trust, 6.036%, 12/10/2028	216,554
8,907,204	CVS Pass-Through Trust, Series 2013, 4.704%, 1/10/2036(a)	8,227,852
938,084	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036(a)	842,002
5,280,000	HCA, Inc., 2.375%, 7/15/2031	4,382,063
2,671,000	HCA, Inc., 3.500%, 9/01/2030	2,425,804
10,120,000	HCA, Inc., 4.125%, 6/15/2029	9,652,573
16,050,000	HCA, Inc., 4.500%, 2/15/2027	15,899,035
6,560,000	HCA, Inc., 5.450%, 9/15/2034	6,393,975
31,710,000	HCA, Inc., 5.500%, 6/01/2033	31,371,074
55,845,000	HCA, Inc., 5.600%, 4/01/2034	55,012,481
3,750,000	Icon Investments Six DAC, 6.000%, 5/08/2034	3,786,075
16,115,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	17,255,541
		188,018,041
	Home Construction — 0.3%
18,455,000	DR Horton, Inc., 5.000%, 10/15/2034	17,816,192
5,370,000	MDC Holdings, Inc., 3.966%, 8/06/2061	4,005,408
12,384,000	MDC Holdings, Inc., 6.000%, 1/15/2043	12,330,764
12,374,000	Meritage Homes Corp., 3.875%, 4/15/2029(a)	11,561,568
		45,713,932
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Independent Energy — 3.1%
$7,360,000	Aker BP ASA, 3.100%, 7/15/2031(a)	$6,356,254
9,925,000	Aker BP ASA, 3.750%, 1/15/2030(a)	9,219,512
76,301,000	Aker BP ASA, 4.000%, 1/15/2031(a)	70,348,011
3,180,000	Aker BP ASA, 5.125%, 10/01/2034(a)	2,986,690
11,000,000	Aker BP ASA, 6.000%, 6/13/2033(a)	11,047,764
30,805,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034(a)	29,959,352
75,949,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	62,342,898
4,049,000	Continental Resources, Inc., 4.375%, 1/15/2028	3,936,910
104,838,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	103,569,504
12,935,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	11,981,044
15,340,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	13,460,850
22,445,000	EQT Corp., 3.625%, 5/15/2031(a)	19,999,975
1,970,000	EQT Corp., 5.000%, 1/15/2029	1,941,721
16,975,000	EQT Corp., 5.700%, 4/01/2028	17,213,261
14,690,000	Hess Corp., 4.300%, 4/01/2027	14,540,106
6,445,000	Leviathan Bond Ltd., 6.125%, 6/30/2025	6,404,977
3,420,000	Ovintiv, Inc., 6.500%, 8/15/2034	3,542,780
30,549,000	Permian Resources Operating LLC, 6.250%, 2/01/2033(a)	30,153,691
5,600,000	Var Energi ASA, 7.500%, 1/15/2028(a)	5,913,521
26,150,000	Var Energi ASA, 8.000%, 11/15/2032(a)	29,284,180
2,000,000	Viper Energy, Inc., 5.375%, 11/01/2027(a)	1,972,151
6,975,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	7,302,409
		463,477,561
	Industrial Other — 0.2%
22,510,000	Jacobs Engineering Group, Inc., 6.350%, 8/18/2028	23,437,434
	Leisure — 1.3%
8,000,000	Carnival Corp., 4.000%, 8/01/2028(a)	7,582,287
11,905,000	Carnival Corp., 5.750%, 3/01/2027(a)	11,878,740
3,075,000	Carnival Corp., 7.000%, 8/15/2029(a)	3,198,630
10,505,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	10,490,743
17,900,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	17,851,491
18,615,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	19,615,258
11,000,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	10,917,826
34,630,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	34,064,116
68,020,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	67,858,461
10,265,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	10,387,983
		193,845,535
	Life Insurance — 0.9%
11,800,000	Athene Global Funding, 1.608%, 6/29/2026(a)	11,238,968
18,770,000	Athene Global Funding, 1.716%, 1/07/2025(a)	18,762,492
21,550,000	Athene Global Funding, 2.550%, 11/19/2030(a)	18,485,058
7,385,000	Athene Holding Ltd., 3.500%, 1/15/2031	6,656,794
8,255,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	8,195,729
6,183,000	Fidelity & Guaranty Life Holdings, Inc., 5.500%, 5/01/2025(a)	6,182,604
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036(a)	9,594,836
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	33,354,789
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	6,833,098
Principal Amount	Description	Value (†)

	Life Insurance — continued
$2,872,000	Penn Mutual Life Insurance Co., 6.650%, 6/15/2034(a)	$2,978,521
14,489,000	Penn Mutual Life Insurance Co., 7.625%, 6/15/2040(a)	15,891,366
		138,174,255
	Local Authorities — 0.1%
14,455,000	Province of Quebec, 0.600%, 7/23/2025	14,149,609
	Lodging — 0.3%
5,810,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	5,817,047
11,480,000	Marriott International, Inc., 5.300%, 5/15/2034	11,390,627
5,595,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	4,887,739
10,685,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	9,973,963
3,215,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	3,002,681
14,787,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	13,722,298
1,795,000	Travel & Leisure Co., 6.000%, 4/01/2027	1,795,303
235,000	Travel & Leisure Co., 6.625%, 7/31/2026(a)	237,512
		50,827,170
	Media Entertainment — 1.4%
15,590,000	AppLovin Corp., 5.125%, 12/01/2029	15,551,887
39,120,000	AppLovin Corp., 5.500%, 12/01/2034	38,828,493
5,195,000	Electronic Arts, Inc., 1.850%, 2/15/2031	4,314,020
27,080,000	Meta Platforms, Inc., 4.950%, 5/15/2033	27,117,988
3,105,000	Netflix, Inc., 4.875%, 4/15/2028	3,117,680
38,810,000	Netflix, Inc., 4.875%, 6/15/2030(a)	38,637,345
43,170,000	Netflix, Inc., 4.900%, 8/15/2034	42,276,548
15,315,000	Netflix, Inc., 5.375%, 11/15/2029(a)	15,609,816
11,295,000	Netflix, Inc., 5.875%, 11/15/2028	11,704,303
16,970,000	Netflix, Inc., 6.375%, 5/15/2029	17,985,291
		215,143,371
	Metals & Mining — 2.2%
11,405,000	ArcelorMittal SA, 6.750%, 3/01/2041	11,732,847
30,280,000	ArcelorMittal SA, 6.800%, 11/29/2032	32,354,118
16,934,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	18,008,460
4,740,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	4,504,580
2,080,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	2,016,102
5,155,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	4,466,498
7,820,000	Glencore Funding LLC, 2.625%, 9/23/2031(a)	6,596,561
6,704,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	5,785,689
5,443,000	Glencore Funding LLC, 3.875%, 10/27/2027(a)	5,293,045
39,092,000	Glencore Funding LLC, 4.000%, 3/27/2027(a)	38,329,770
10,575,000	Glencore Funding LLC, 5.634%, 4/04/2034(a)	10,528,024
20,925,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	21,134,094
25,345,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	26,135,623
30,235,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	31,753,816
89,221,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	94,650,516
1,855,000	Reliance, Inc., 2.150%, 8/15/2030	1,583,025
19,952,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	19,778,718
		334,651,486
	Midstream — 4.0%
8,432,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	7,311,498
33,645,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	31,111,765
3,122,000	Cheniere Energy Partners LP, 4.500%, 10/01/2029	3,022,655
52,740,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	53,989,404
13,555,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	11,669,717
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Midstream — continued
$3,045,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	$3,049,797
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	668,732
7,000,000	Energy Transfer LP, 4.950%, 6/15/2028	6,987,643
6,405,000	Energy Transfer LP, 5.250%, 4/15/2029	6,427,825
5,160,000	Energy Transfer LP, 5.550%, 5/15/2034	5,133,577
125,000	Energy Transfer LP, 5.600%, 9/01/2034	124,890
77,660,000	Energy Transfer LP, 5.750%, 2/15/2033	78,724,549
51,565,000	Energy Transfer LP, 6.550%, 12/01/2033	54,892,232
12,955,000	EnLink Midstream LLC, 6.500%, 9/01/2030(a)	13,561,424
4,080,000	Enterprise Products Operating LLC, 5.350%, 1/31/2033	4,112,345
1,435,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027(a)	1,365,963
14,040,000	MPLX LP, 4.250%, 12/01/2027	13,819,493
4,355,000	MPLX LP, 5.000%, 3/01/2033	4,182,589
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	95,184
10,657,000	Plains All American Pipeline LP/PAA Finance Corp., 3.550%, 12/15/2029	9,912,230
18,993,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	17,625,161
1,385,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	1,096,607
12,445,000	Sabine Pass Liquefaction LLC, 4.500%, 5/15/2030	12,055,155
810,000	Targa Resources Corp., 5.200%, 7/01/2027	814,762
1,595,000	Targa Resources Corp., 5.500%, 2/15/2035	1,569,197
43,560,000	Targa Resources Corp., 6.125%, 3/15/2033	44,910,346
50,110,000	Targa Resources Corp., 6.500%, 3/30/2034	52,943,867
10,710,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	9,742,351
1,955,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	1,887,633
5,205,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	5,221,370
7,095,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	6,095,476
15,365,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	13,759,805
3,175,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(a)	3,204,629
2,170,000	Western Midstream Operating LP, 4.050%, 2/01/2030	2,035,359
2,870,000	Western Midstream Operating LP, 5.250%, 2/01/2050	2,444,460
5,070,000	Western Midstream Operating LP, 5.300%, 3/01/2048	4,305,857
5,140,000	Western Midstream Operating LP, 5.450%, 4/01/2044	4,575,492
710,000	Western Midstream Operating LP, 5.500%, 8/15/2048	617,262
26,935,000	Western Midstream Operating LP, 6.150%, 4/01/2033	27,453,894
11,620,000	Western Midstream Operating LP, 6.350%, 1/15/2029	12,017,079
6,750,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	6,740,116
7,530,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	7,551,217
4,385,000	Williams Cos., Inc., 4.650%, 8/15/2032	4,173,424
47,080,000	Williams Cos., Inc., 5.150%, 3/15/2034	45,773,181
		598,777,212
Principal Amount	Description	Value (†)

	Mortgage Related — 0.0%
$334	Federal National Mortgage Association, 6.000%, 7/01/2029	$342
	Natural Gas — 0.0%
5,225,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	5,354,487
	Non-Agency Commercial Mortgage-Backed Securities — 1.1%
8,625,000	Bank, Series 2021-BN35, Class AS, 2.457%, 6/15/2064	7,131,154
410,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	327,118
551,533	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030(a)	517,056
1,785,000	BPR Trust, Series 2022-OANA, Class A, 1 mo. USD SOFR + 1.898%, 6.295%, 4/15/2037(a)(b)	1,791,694
4,400,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 7.397%, 5/15/2039(a)(b)	4,421,718
8,370,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 7.629%, 8/15/2039(a)(b)	8,367,458
11,290,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class A, 5.410%, 11/13/2046(a)(b)	11,257,632
1,455,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class B, 5.802%, 11/13/2046(a)(b)	1,451,310
4,470,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.889%, 7/15/2029(a)(b)	4,495,072
534,158	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	504,757
312,516	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(b)	298,456
2,010,000	Commercial Mortgage Trust, Series 2012-LC4, Class C, 5.304%, 12/10/2044(b)	1,788,920
2,635,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(b)	2,665,582
2,470,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	2,227,091
370,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	319,427
510,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	418,616
12,790,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	9,535,908
9,295,000	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, 9/12/2040(a)	9,443,014
3,809,420	Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD SOFR + 1.194%, 5.592%, 7/15/2038(a)(b)	3,811,801
6,029,894	Extended Stay America Trust, Series 2021-ESH, Class B, 1 mo. USD SOFR + 1.494%, 5.892%, 7/15/2038(a)(b)	6,033,662
4,734,250	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 6.212%, 7/15/2038(a)(b)	4,740,168
20,665,994	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 6.762%, 7/15/2038(a)(b)	20,717,659
8,184,293	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	6,574,328
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$4,375,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033(a)(b)	$3,609,524
9,406,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.550%, 3/05/2033(a)(b)	3,184,696
683,275	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	670,389
3,259,605	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.567%, 12/15/2047(a)(b)	3,031,465
340,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.567%, 12/15/2047(a)(b)	295,796
3,031,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A5, 3.598%, 11/15/2048	2,980,258
6,140,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 4.874%, 10/13/2033(a)(b)	6,041,723
1,174,568	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.803%, 10/15/2046(b)	1,098,770
3,456,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.211%, 6/15/2044(a)(b)	3,250,381
800,613	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	736,564
15,285,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	15,519,463
8,230,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 5.743%, 12/15/2039(a)(b)	8,231,350
1,784,363	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 3.833%, 7/15/2046(b)	1,646,967
4,030,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class AS, 3.419%, 11/15/2059	3,858,991
535,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.855%, 3/15/2044(a)(b)	171,280
885,604	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	811,849
3,572,607	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	3,179,439
		167,158,506
	Office REITs — 0.0%
2,085,000	COPT Defense Properties LP, 2.750%, 4/15/2031	1,779,856
	Oil Field Services — 0.4%
65,033,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034(a)	61,746,832
	Other REITs — 0.4%
6,150,000	Extra Space Storage LP, 2.350%, 3/15/2032	5,024,293
12,900,000	Extra Space Storage LP, 5.900%, 1/15/2031	13,306,658
38,265,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	37,456,650
		55,787,601
	Paper — 0.1%
16,595,000	Weyerhaeuser Co., 4.000%, 4/15/2030	15,725,933
2,515,000	WRKCo, Inc., 4.000%, 3/15/2028	2,438,072
		18,164,005
	Pharmaceuticals — 1.6%
4,130,000	Amgen, Inc., 5.250%, 3/02/2033	4,099,514
2,365,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,892,000
Principal Amount	Description	Value (†)

	Pharmaceuticals — continued
$49,530,000	Pfizer Investment Enterprises Pte. Ltd., 4.750%, 5/19/2033	$48,127,374
44,165,000	Roche Holdings, Inc., 4.985%, 3/08/2034(a)	43,744,077
43,200,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	43,285,193
23,155,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	22,249,568
54,516,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	39,191,530
6,835,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	6,669,739
3,140,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	3,066,273
4,495,000	Teva Pharmaceutical Finance Netherlands III BV, 6.750%, 3/01/2028	4,589,642
13,080,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	14,096,891
4,885,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	5,459,764
		236,471,565
	Property & Casualty Insurance — 0.8%
3,275,000	Arthur J Gallagher & Co., 5.000%, 2/15/2032	3,232,343
8,590,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	8,374,862
6,095,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	6,128,743
4,720,000	CNA Financial Corp., 5.125%, 2/15/2034	4,632,384
26,635,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	24,161,399
40,985,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	40,004,802
32,940,000	Stewart Information Services Corp., 3.600%, 11/15/2031	28,518,484
		115,053,017
	Restaurants — 0.2%
14,805,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	13,240,672
4,800,000	Starbucks Corp., 3.000%, 2/14/2032	4,201,332
7,056,000	Yum! Brands, Inc., 4.750%, 1/15/2030(a)	6,747,886
		24,189,890
	Retail REITs — 0.0%
6,815,000	Simon Property Group LP, 2.650%, 7/15/2030	6,065,702
	Retailers — 0.2%
14,585,000	AutoZone, Inc., 4.000%, 4/15/2030	13,885,006
5,620,000	Dollar General Corp., 3.500%, 4/03/2030	5,157,308
5,070,000	Dollar Tree, Inc., 2.650%, 12/01/2031	4,276,696
9,550,000	Home Depot, Inc., 4.950%, 6/25/2034	9,420,979
		32,739,989
	Sovereigns — 1.3%
24,900,000	Chile Government International Bonds, 3.500%, 1/31/2034	21,418,490
15,960,000	Colombia Government International Bonds, 7.500%, 2/02/2034	15,696,660
38,390,000	Colombia Government International Bonds, 8.000%, 11/14/2035	38,601,145
17,125,000	Philippines Government International Bonds, 2.650%, 12/10/2045	10,859,018
21,935,000	Philippines Government International Bonds, 2.950%, 5/05/2045	14,670,128
16,155,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	14,859,208
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Sovereigns — continued
$10,115,000	Republic of South Africa Government International Bonds, 4.850%, 9/30/2029	$9,416,559
27,595,000	Republic of South Africa Government International Bonds, 5.875%, 4/20/2032	25,891,009
1,785,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	1,487,048
5,815,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	4,781,814
510,000	Republic of Uzbekistan International Bonds, 5.375%, 2/20/2029	479,755
40,345,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	39,292,802
		197,453,636
	Supermarkets — 0.0%
325,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	319,742
	Technology — 10.0%
5,095,000	Arrow Electronics, Inc., 2.950%, 2/15/2032	4,336,837
15,000,000	Arrow Electronics, Inc., 5.875%, 4/10/2034	15,082,090
21,490,000	Atlassian Corp., 5.250%, 5/15/2029	21,649,986
56,495,000	Atlassian Corp., 5.500%, 5/15/2034	56,742,036
4,625,000	Broadcom, Inc., 2.450%, 2/15/2031(a)	3,988,435
4,210,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	3,479,972
19,501,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	15,925,916
49,825,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	40,136,031
15,060,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	13,182,493
70,750,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	61,316,211
8,265,000	Broadcom, Inc., 4.150%, 11/15/2030	7,908,495
3,685,000	Broadcom, Inc., 4.150%, 4/15/2032(a)	3,455,533
59,219,000	Broadcom, Inc., 4.300%, 11/15/2032	55,852,008
14,650,000	Broadcom, Inc., 4.800%, 10/15/2034	14,137,046
2,755,000	CDW LLC/CDW Finance Corp., 2.670%, 12/01/2026	2,642,227
8,890,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	8,189,572
20,942,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	19,521,923
55,470,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	49,369,434
10,970,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	10,630,269
45,870,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	45,211,062
3,900,000	CommScope LLC, 6.000%, 3/01/2026(a)	3,880,500
5,825,000	CommScope LLC, 7.125%, 7/01/2028(a)	5,127,204
1,325,000	CommScope Technologies LLC, 5.000%, 3/15/2027(a)	1,182,112
4,210,000	Dell International LLC/EMC Corp., 5.750%, 2/01/2033	4,324,746
58,775,000	Entegris, Inc., 4.750%, 4/15/2029(a)	56,277,506
70,911,000	Equinix, Inc., 2.150%, 7/15/2030	61,028,221
11,869,000	Equinix, Inc., 2.500%, 5/15/2031	10,144,905
17,195,000	Equinix, Inc., 3.200%, 11/18/2029	15,807,854
17,830,000	Fiserv, Inc., 5.150%, 8/12/2034	17,422,242
49,180,000	Fiserv, Inc., 5.625%, 8/21/2033	50,047,083
5,730,000	Flex Ltd., 6.000%, 1/15/2028	5,841,542
8,249,000	Gartner, Inc., 3.625%, 6/15/2029(a)	7,662,531
9,873,000	Global Payments, Inc., 2.900%, 5/15/2030	8,789,829
35,914,000	Global Payments, Inc., 2.900%, 11/15/2031	30,716,001
3,705,000	Global Payments, Inc., 5.300%, 8/15/2029	3,711,485
45,365,000	Global Payments, Inc., 5.400%, 8/15/2032	45,334,145
Principal Amount	Description	Value (†)

	Technology — continued
$5,320,000	Jabil, Inc., 1.700%, 4/15/2026	$5,106,619
5,680,000	Jabil, Inc., 3.000%, 1/15/2031	5,004,778
16,735,000	KLA Corp., 5.650%, 11/01/2034	17,211,657
14,147,000	Leidos, Inc., 2.300%, 2/15/2031	11,880,116
2,555,000	Leidos, Inc., 4.375%, 5/15/2030	2,444,712
51,163,000	Leidos, Inc., 5.750%, 3/15/2033	51,863,362
7,480,000	Marvell Technology, Inc., 2.450%, 4/15/2028	6,899,876
6,390,000	Marvell Technology, Inc., 2.950%, 4/15/2031	5,605,134
2,330,000	Marvell Technology, Inc., 5.950%, 9/15/2033	2,419,058
32,815,000	Microchip Technology, Inc., 5.050%, 3/15/2029	32,747,680
11,215,000	Microchip Technology, Inc., 5.050%, 2/15/2030	11,137,224
27,596,000	Micron Technology, Inc., 2.703%, 4/15/2032	23,125,100
25,479,000	Micron Technology, Inc., 4.663%, 2/15/2030	24,867,961
31,410,000	Micron Technology, Inc., 5.300%, 1/15/2031	31,378,555
10,622,000	Micron Technology, Inc., 5.327%, 2/06/2029	10,672,065
46,875,000	Micron Technology, Inc., 5.875%, 2/09/2033	48,010,381
62,162,000	Micron Technology, Inc., 5.875%, 9/15/2033	63,757,903
49,180,000	Motorola Solutions, Inc., 5.400%, 4/15/2034	49,199,913
24,350,000	Motorola Solutions, Inc., 5.600%, 6/01/2032	24,847,410
16,645,000	Open Text Corp., 6.900%, 12/01/2027(a)	17,199,745
4,780,000	Oracle Corp., 2.950%, 4/01/2030	4,314,961
45,370,000	Oracle Corp., 3.600%, 4/01/2050	31,786,652
6,765,000	Oracle Corp., 6.150%, 11/09/2029	7,095,678
10,585,000	Oracle Corp., 6.250%, 11/09/2032	11,217,679
4,402,000	S&P Global, Inc., 4.250%, 5/01/2029	4,305,334
8,685,000	S&P Global, Inc., 5.250%, 9/15/2033	8,772,200
2,460,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	2,397,086
11,265,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	9,848,285
8,643,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	7,917,308
3,555,000	SK Hynix, Inc., 6.375%, 1/17/2028(a)	3,665,324
1,770,000	Skyworks Solutions, Inc., 1.800%, 6/01/2026	1,695,235
13,665,000	TD SYNNEX Corp., 1.750%, 8/09/2026	12,974,264
11,132,000	TD SYNNEX Corp., 2.650%, 8/09/2031	9,362,235
67,882,000	TD SYNNEX Corp., 6.100%, 4/12/2034	69,661,719
35,170,000	Trimble, Inc., 6.100%, 3/15/2033	36,520,165
9,945,000	Verisk Analytics, Inc., 5.750%, 4/01/2033	10,221,237
21,925,000	VMware LLC, 2.200%, 8/15/2031	18,187,771
5,450,000	Western Digital Corp., 2.850%, 2/01/2029	4,851,024
8,330,000	Western Digital Corp., 4.750%, 2/15/2026	8,249,698
		1,488,478,586
	Transportation Services — 0.2%
17,545,000	ERAC USA Finance LLC, 4.900%, 5/01/2033(a)	17,034,404
16,610,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.050%, 8/01/2028(a)	17,098,530
		34,132,934
	Treasuries — 14.4%
100,890,000	U.S. Treasury Bonds, 2.250%, 2/15/2052	61,163,576
315,545,000	U.S. Treasury Notes, 3.500%, 9/30/2026	311,570,389
526,355,000	U.S. Treasury Notes, 3.750%, 8/31/2026	522,189,063
55,225,000	U.S. Treasury Notes, 4.250%, 12/31/2026	55,229,537
168,485,000	U.S. Treasury Notes, 4.375%, 7/31/2026	168,762,992
163,885,000	U.S. Treasury Notes, 4.500%, 3/31/2026	164,331,219
569,065,000	U.S. Treasury Notes, 4.625%, 2/28/2026(f)	571,367,716
166,340,000	U.S. Treasury Notes, 4.625%, 6/30/2026	167,230,776
125,445,000	U.S. Treasury Notes, 4.875%, 5/31/2026	126,483,625
		2,148,328,893
	Wireless — 2.2%
9,655,000	American Tower Corp., 5.450%, 2/15/2034	9,671,502
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Wireless — continued
$36,125,000	American Tower Corp., 5.500%, 3/15/2028	$36,658,985
34,780,000	American Tower Corp., 5.900%, 11/15/2033	35,828,987
610,000	Sprint Capital Corp., 6.875%, 11/15/2028	647,505
43,355,000	Sprint Capital Corp., 8.750%, 3/15/2032	51,761,685
1,960,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	1,765,009
8,560,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	7,247,943
15,320,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	14,299,065
7,565,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	6,858,208
52,295,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	49,208,937
53,355,000	T-Mobile USA, Inc., 5.150%, 4/15/2034	52,493,301
55,305,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	56,700,771
		323,141,898
	Wirelines — 0.0%
5,200,000	Verizon Communications, Inc., 2.355%, 3/15/2032	4,312,375
	Total Non-Convertible Bonds (Identified Cost $13,688,162,560)	13,575,312,483

Convertible Bonds — 0.4%
	Cable Satellite — 0.1%
15,881,744	EchoStar Corp., 3.875% PIK or 3.875% Cash, 11/30/2030(d)	16,664,464
	Electric — 0.1%
12,250,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028	12,776,750
	Pharmaceuticals — 0.2%
34,259,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	31,792,352
	Total Convertible Bonds (Identified Cost $64,007,958)	61,233,566

Municipals — 0.1%
	Virginia — 0.1%
6,830,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $6,584,970)	5,717,344
	Total Bonds and Notes (Identified Cost $13,758,755,488)	13,642,263,393

Collateralized Loan Obligations — 2.9%
1,585,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.162%, 7.788%, 4/23/2034(a)(b)	1,587,292
14,785,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.912%, 6.529%, 7/20/2031(a)(b)	14,812,470
7,905,000	Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class AR3, 3 mo. USD SOFR + 1.450%, 6.106%, 7/15/2037(a)(b)	7,964,224
3,520,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD SOFR + 3.262%, 7.918%, 10/15/2034(a)(b)	3,526,797
1,665,000	Atrium XV, Series 15A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.947%, 7/16/2037(a)(b)	1,693,828
1,150,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2RR, 3 mo. USD SOFR + 2.000%, 6.521%, 2/20/2036(a)(b)	1,151,419
5,320,000	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R2, 3 mo. USD SOFR + 1.812%, 6.444%, 7/18/2030(a)(b)	5,321,809
6,200,000	Benefit Street Partners CLO XXVIII Ltd., Series 2022-28A, Class BR, 3 mo. USD SOFR + 1.700%, 6.262%, 10/20/2037(a)(b)	6,266,910
Principal Amount	Description	Value (†)

$2,695,000	Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class B, 3 mo. USD SOFR + 1.650%, 5.998%, 1/25/2038(a)(b)	$2,695,477
20,215,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 6.235%, 10/22/2037(a)(b)	20,292,444
2,525,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.962%, 6.618%, 7/15/2031(a)(b)	2,529,058
3,920,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3 mo. USD SOFR + 1.962%, 6.618%, 10/15/2034(a)(b)	3,943,094
7,170,000	Carlyle U.S. CLO Ltd., Series 2021-9A, Class B, 3 mo. USD SOFR + 1.912%, 6.529%, 10/20/2034(a)(b)	7,179,852
6,500,000	CIFC Funding Ltd., Series 2014-5A, Class BR3, 3 mo. USD SOFR + 1.750%, 6.398%, 7/17/2037(a)(b)	6,537,875
54,300,000	CIFC Funding Ltd., Series 2018-1A, Class A1R, 3 mo. USD SOFR + 1.320%, 5.794%, 1/18/2038(a)(b)	54,307,765
4,415,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3 mo. USD SOFR + 1.912%, 6.568%, 10/15/2034(a)(b)	4,420,956
8,720,000	Clover CLO LLC, Series 2018-1A, Class A1RR, 3 mo. USD SOFR + 1.530%, 6.147%, 4/20/2037(a)(b)	8,731,345
3,620,000	Clover CLO LLC, Series 2021-2A, Class A, 3 mo. USD SOFR + 1.432%, 6.049%, 7/20/2034(a)(b)	3,628,185
3,335,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3 mo. USD SOFR + 1.662%, 6.318%, 1/15/2031(a)(b)	3,343,948
5,405,000	GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class B1, 3 mo. USD SOFR + 1.812%, 6.429%, 4/20/2030(a)(b)	5,429,474
3,990,000	Golub Capital Partners CLO 41B-R Ltd., Series 2019-41A, Class AR, 3 mo. USD SOFR + 1.582%, 6.199%, 1/20/2034(a)(b)	3,992,119
3,545,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 7.968%, 4/15/2034(a)(b)	3,560,431
37,555,000	Invesco U.S. CLO Ltd., Series 2024-4A, Class A1, 3 mo. USD SOFR + 1.330%, 5.648%, 1/15/2038(a)(b)	37,561,384
13,180,000	Madison Park Funding XIV Ltd., Series 2014-14A, Class BR3, 3 mo. USD SOFR + 1.800%, 6.432%, 10/22/2030(a)(b)	13,198,386
2,420,000	Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR2, 3 mo. USD SOFR + 1.530%, 6.186%, 4/15/2037(a)(b)	2,438,963
13,895,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2022-16A, Class B, 3 mo. USD SOFR + 1.950%, 6.606%, 4/15/2035(a)(b)	13,963,291
2,105,000	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class DR, 3 mo. USD SOFR + 3.162%, 7.818%, 4/15/2034(a)(b)	2,114,047
4,395,000	Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class A, 3 mo. USD SOFR + 1.392%, 6.048%, 10/14/2035(a)(b)	4,399,654
14,590,000	OCP CLO Ltd., Series 2020-8RA, Class BR, 3 mo. USD SOFR + 1.650%, 6.173%, 10/17/2036(a)(b)	14,591,109
33,920,000	OCP CLO Ltd., Series 2024-38A, Class A, 3 mo. USD SOFR + 1.330%, 5.681%, 1/21/2038(a)(b)	33,925,699
See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

$7,170,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 6.379%, 4/16/2031(a)(b)	$7,173,305
2,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class BR, 3 mo. USD SOFR + 1.862%, 6.518%, 7/15/2030(a)(b)	2,005,182
2,745,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3 mo. USD SOFR + 3.562%, 8.218%, 7/15/2036(a)(b)	2,704,009
3,829,511	Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, 3 mo. USD SOFR + 1.232%, 5.849%, 7/19/2030(a)(b)	3,834,753
40,470,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 6.256%, 7/15/2037(a)(b)	40,517,148
1,440,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3 mo. USD SOFR + 1.962%, 6.482%, 5/21/2034(a)(b)	1,440,968
8,844,000	Palmer Square CLO Ltd., Series 2021-2A, Class A, 3 mo. USD SOFR + 1.412%, 6.068%, 7/15/2034(a)(b)	8,858,548
12,875,000	Post CLO Ltd., Series 2022-1A, Class B, 3 mo. USD SOFR + 1.900%, 6.517%, 4/20/2035(a)(b)	12,903,145
19,620,000	Post CLO Ltd., Series 2023-1A, Class A, 3 mo. USD SOFR + 1.950%, 6.567%, 4/20/2036(a)(b)	19,683,588
4,310,000	Rad CLO 15 Ltd., Series 2021-15A, Class B, 3 mo. USD SOFR + 1.912%, 6.529%, 1/20/2034(a)(b)	4,316,185
1,730,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD SOFR + 1.662%, 6.279%, 4/20/2034(a)(b)	1,730,262
6,110,000	Regatta XV Funding Ltd., Series 2018-4A, Class A2R, 3 mo. USD SOFR + 1.550%, 6.176%, 10/25/2031(a)(b)	6,115,737
6,680,000	Rockford Tower CLO Ltd., Series 2017-1A, Class DR2A, 3 mo. USD SOFR + 3.512%, 8.129%, 4/20/2034(a)(b)	6,707,361
11,710,000	Sixth Street CLO XV Ltd., Series 2020-15A, Class BR, 3 mo. USD SOFR + 1.750%, 6.583%, 10/24/2037(a)(b)	11,787,005
1,830,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD SOFR + 4.012%, 8.629%, 10/20/2034(a)(b)	1,840,515
3,335,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3 mo. USD SOFR + 1.961%, 6.594%, 10/18/2031(a)(b)	3,344,713
	Total Collateralized Loan Obligations (Identified Cost $427,195,959)	430,071,729

Senior Loans — 2.2%
	Building Materials — 0.3%
39,347,536	Summit Materials LLC, 2023 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.147%, 1/12/2029(b)(g)	39,354,619
	Diversified Manufacturing — 0.2%
6,321,155	Resideo Funding, Inc., 2024 1st Lien Term Loan B, PRIME + 0.750%, 8.250%, 2/11/2028(b)	6,333,039
27,733,688	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 3 mo. USD SOFR + 1.750%, 6.101%, 6/13/2031(b)(g)	27,785,827
		34,118,866
Principal Amount	Description	Value (†)

	Electric — 0.0%
$7,869,930	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 6.355%, 4/16/2031(b)(g)	$7,869,301
	Financial Other — 0.4%
56,854,662	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 6.107%, 6/24/2031(b)(g)	56,730,150
	Gaming — 0.1%
16,116,746	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 6.079%, 11/30/2030(b)(g)	16,066,462
	Leisure — 0.1%
2,714,497	Carnival Corp., 2024 Term Loan B1, 1 mo. USD SOFR + 2.750%, 7.107%, 10/18/2028(b)(g)	2,728,639
2,004,008	Carnival Corp., 2024 Term Loan B2, 1 mo. USD SOFR + 2.750%, 7.107%, 8/08/2027(b)(g)	2,014,650
6,323,225	Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.357%, 5/01/2031(b)(g)	6,333,089
		11,076,378
	Lodging — 0.8%
20,599,845	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 6.088%, 11/08/2030(b)	20,690,072
835,756	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD SOFR + 2.500%, 6.857%, 8/02/2028(b)(g)	837,955
48,558,107	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.250%, 6.607%, 1/17/2031(b)(g)	48,664,449
55,655,325	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 6.107%, 5/24/2030(b)(g)	55,675,361
		125,867,837
	Paper — 0.2%
29,964,130	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.107%, 5/23/2031(b)	29,979,112
	Technology — 0.0%
3,652,217	Open Text Corp., 2023 Term Loan B, 1/31/2030(h)	3,650,390
	Wireless — 0.1%
10,870,306	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.110%, 1/25/2031(b)(g)	10,866,610
	Total Senior Loans (Identified Cost $335,498,343)	335,579,725

Shares
Preferred Stocks — 0.3%

Convertible Preferred Stock — 0.3%
Aerospace & Defense — 0.3%
680,136	Boeing Co., 6.000% (Identified Cost $34,401,395)	41,413,481
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Bond Fund (continued)

Principal Amount	Description	Value (†)
Private Credit — 0.1%
	Financial Other — 0.1%
$10,000,000	MSD Investment Corp., 7.150%, 5/20/2030(i)(j) (Identified Cost $10,000,000)	$9,889,870

Short-Term Investments — 2.0%
302,116,395	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $302,158,356 on 1/02/2025 collateralized by $94,726,600 U.S. Treasury Inflation Indexed Note, 0.375% due 1/15/2027 valued at $120,134,848; $47,027,000 U.S. Treasury Note, 1.500% due 1/31/2027 valued at $44,750,330; $141,499,300 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $143,273,575 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $302,116,395)	302,116,395
	Total Investments — 98.9% (Identified Cost $14,867,967,580)	14,761,334,593
	Other assets less liabilities — 1.1%	168,930,189
	Net Assets — 100.0%	$14,930,264,782

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the value of Rule 144A holdings amounted to $5,470,442,405 or 36.6% of net assets.

(b)
Variable rate security. Rate as of December 31, 2024 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These
securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were received during the period.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(g)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.75%, to which the spread is added.

(h)	Position is unsettled. Contract rate was not determined at December 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(i)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(j)	Securities subject to restriction on resale. At December 31, 2024, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
MSD Investment Corp.	11/08/2024	$10,000,000	$9,889,870	0.1%

ABS	Asset-Backed Securities
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduits
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate
At December 31, 2024, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	3/20/2025	10,179	$1,116,925,200	$1,106,966,250	$(9,958,950)
CBOT U.S. Long Bond Futures	3/20/2025	26,907	3,134,313,027	3,063,193,781	(71,119,246)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	3/20/2025	7,531	932,108,851	895,482,969	(36,625,882)
Total					$(117,704,078)
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Bond Fund (continued)
At December 31, 2024, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	3/31/2025	5,145	$551,045,290	$546,937,620	$4,107,670
Ultra 10 Year U.S. Treasury Notes Futures	3/20/2025	27,838	3,131,530,030	3,098,717,375	32,812,655
Total					$36,920,325
Industry Summary at December 31, 2024
Treasuries	14.4%
Technology	10.0
Banking	6.6
ABS Other	5.2
ABS Car Loan	4.3
Midstream	4.0
Aerospace & Defense	3.8
ABS Home Equity	3.5
Independent Energy	3.1
Cable Satellite	3.0
Finance Companies	2.5
Wireless	2.3
Metals & Mining	2.2
Other Investments, less than 2% each	29.1
Collateralized Loan Obligations	2.9
Short-Term Investments	2.0
Total Investments	98.9
Other assets less liabilities (including futures contracts)	1.1
Net Assets	100.0%
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 70.4% of Net Assets

Non-Convertible Bonds — 69.0%
	ABS Car Loan — 3.7%
$405,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.820%, 10/12/2029(a)	$415,356
730,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	760,488
1,800,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027(a)	1,776,907
940,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class B, 5.580%, 12/20/2030(a)	939,932
205,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.110%, 12/20/2030(a)	202,221
875,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	892,526
265,000	Carvana Auto Receivables Trust, Series 2023-N1, Class D, 6.690%, 7/10/2029(a)	269,254
125,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	129,400
100,000	Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.800%, 5/10/2030(a)	100,797
320,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	312,626
209,000	Carvana Auto Receivables Trust, Series 2024-P1, Class D, 6.250%, 3/10/2031(a)	210,805
100,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	101,540
290,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	296,802
260,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	255,527
255,000	Drive Auto Receivables Trust, Series 2024-1, Class C, 5.430%, 11/17/2031	256,373
465,384	DT Auto Owner Trust, Series 2020-3A, Class D, 1.840%, 6/15/2026(a)	463,884
2,290,000	DT Auto Owner Trust, Series 2022-2A, Class D, 5.460%, 3/15/2028(a)	2,292,904
665,000	DT Auto Owner Trust, Series 2023-3A, Class D, 7.120%, 5/15/2029(a)	686,410
960,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	999,357
365,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	357,146
105,000	Flagship Credit Auto Trust, Series 2023-3, Class D, 6.580%, 8/15/2029(a)	103,353
285,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	291,760
460,000	Ford Credit Auto Owner Trust, Series 2023-2, Class D, 6.600%, 2/15/2036(a)	472,526
240,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.440%, 5/15/2029(a)	244,643
200,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	201,445
105,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class C, 5.930%, 6/17/2030(a)	106,698
100,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class D, 6.370%, 8/15/2031(a)	103,074
100,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.280%, 10/15/2031(a)	98,343
1,889,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	1,879,870
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$1,050,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	$1,038,135
100,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.180%, 2/17/2032(a)	98,400
210,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.710%, 8/15/2029(a)	218,758
955,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	970,708
100,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	101,805
1,920,000	Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.480%, 9/15/2027(a)	1,930,117
635,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class D, 6.470%, 3/15/2029(a)	652,773
815,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	847,116
290,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class C, 5.650%, 2/15/2029(a)	293,614
720,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class D, 6.020%, 10/15/2029(a)	733,173
195,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	197,633
		22,304,199
	ABS Credit Card — 0.4%
1,100,000	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class B, 9.700%, 11/15/2029(a)	1,110,781
420,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.230%, 7/17/2028(a)	422,471
625,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.690%, 11/15/2028(a)	630,566
		2,163,818
	ABS Home Equity — 4.4%
161,898	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033(b)	157,394
137,067	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035(b)	133,047
76,111	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034(b)	64,360
2,315,000	BINOM Securitization Trust, Series 2022-RPL1, Class M1, 3.000%, 2/25/2061(a)(c)	1,828,763
19,744	CHL Mortgage Pass-Through Trust, Series 2004-HYB4, Class 2A1, 5.877%, 9/20/2034(b)(c)	17,815
1,447,397	CoreVest American Finance Ltd., Series 2019-2, Class B, 3.424%, 6/15/2052(a)	1,357,923
245,000	CoreVest American Finance Ltd., Series 2020-2, Class C, 4.607%, 5/15/2052(a)(c)	232,393
1,340,000	CoreVest American Finance Ltd., Series 2020-4, Class C, 2.250%, 12/15/2052(a)	1,180,271
730,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(c)	742,584
197,571	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.750%, 12/25/2033	197,172
97,346	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.500%, 7/25/2034	96,000
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$79,593	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.500%, 8/25/2034(b)	$77,910
98,115	Countrywide Alternative Loan Trust, Series 2004-J10, Class 2CB1, 6.000%, 9/25/2034(b)	96,352
1,609,722	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 4.100%, 12/27/2060(a)(c)	1,604,616
91,246	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-27, Class 4A4, 5.750%, 11/25/2033	90,560
322,226	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD SOFR + 0.774%, 5.141%, 9/19/2045(c)	167,516
573,209	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, REMICS, 30 day USD SOFR Average + 2.200%, 6.769%, 5/25/2042(a)(c)	582,315
836,924	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, 30 day USD SOFR Average + 2.750%, 7.319%, 5/25/2042(a)(c)	860,724
255,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, 30 day USD SOFR Average + 2.700%, 7.269%, 7/25/2043(a)(c)	264,916
45,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M2, 30 day USD SOFR Average + 2.500%, 7.069%, 10/25/2043(a)(c)	46,125
128,410	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(c)	123,409
225,998	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	187,570
327,259	IndyMac INDX Mortgage Loan Trust, Series 2004-AR7, Class A5, 1 mo. USD SOFR + 1.334%, 5.673%, 9/25/2034(b)(c)	258,453
498,494	JP Morgan Mortgage Trust, Series 2004-S1, Class 2A1, 6.000%, 9/25/2034	503,817
230,446	Lehman XS Trust, Series 2006-2N, Class 1A1, 1 mo. USD SOFR + 0.634%, 4.973%, 2/25/2046(b)(c)	199,098
181,107	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 7.750%, 5/25/2034(b)(c)	174,117
105,284	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033(b)	102,041
72,285	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034(b)	70,598
100,432	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034(b)	99,594
312,467	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034	305,453
7,191	Merrill Lynch Mortgage Investors Trust, Series 2006-2, Class 2A, 6.627%, 5/25/2036(b)(c)	6,649
245,000	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M2, 2.500%, 11/25/2060(a)(c)	209,298
227,162	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035(b)	137,443
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$432,421	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035(b)	$388,984
785,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(c)	790,803
766,695	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(c)	702,428
820,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(c)	828,382
445,000	NYMT Loan Trust, Series 2024-BPL3, Class A2, 5.637%, 9/25/2039(a)(c)	438,828
398,266	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(c)	365,339
795,000	Progress Residential Trust, Series 2021-SFR2, Class E2, 2.647%, 4/19/2038(a)	765,996
570,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	554,192
470,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	456,660
930,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	887,155
400,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038(a)	380,456
585,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	559,874
415,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	363,718
235,000	Progress Residential Trust, Series 2023-SFR2, Class D, 4.500%, 10/17/2040(a)	221,478
81,846	PRPM LLC, Series 2023-RCF2, Class A1, 4.000%, 11/25/2053(a)(c)	79,928
559,771	PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029(a)(c)	561,223
145,566	PRPM LLC, Series 2024-5, Class A1, 5.689%, 9/25/2029(a)(c)	144,361
371,173	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(c)	372,828
90,698	PRPM LLC, Series 2024-RCF1, Class A1, 4.000%, 1/25/2054(a)(c)	88,372
382,529	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(c)	382,170
229,105	Redwood Funding Trust, Series 2024-1, Class A, 7.745%, 12/25/2054(a)(c)	229,735
930,000	Roc Mortgage Trust, Series 2024-RTL1, Class A1, 5.589%, 10/25/2039(a)(c)	923,908
1,574,652	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 1 mo. USD SOFR + 0.424%, 4.763%, 7/25/2035(c)	928,812
1,040,000	Tricon American Homes, Series 2020-SFR1, Class E, 3.544%, 7/17/2038(a)	1,009,940
1,170,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.730%, 11/17/2039(a)	1,066,652
525,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A2, 5.956%, 7/25/2039(a)(c)	520,612
		26,189,130
	ABS Other — 5.9%
1,228,454	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	1,221,312
1,102,882	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	1,028,938
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$186,919	Accelerated Assets LLC, Series 2018-1, Class B, 4.510%, 12/02/2033(a)	$183,574
625,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	633,633
41,748	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.110%, 11/15/2028(a)	41,854
100,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1D, 6.890%, 2/15/2029(a)	100,814
240,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	241,798
225,000	Affirm Asset Securitization Trust, Series 2024-A, Class B, 5.930%, 2/15/2029(a)	227,010
130,000	Affirm Asset Securitization Trust, Series 2024-X2, Class D, 6.080%, 12/17/2029(a)	130,906
2,218,114	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040(a)(c)	1,441,708
180,921	Aqua Finance Trust, Series 2019-A, Class C, 4.010%, 7/16/2040(a)	174,857
250,000	Aqua Finance Trust, Series 2024-A, Class D, 6.530%, 4/18/2050(a)	250,342
2,340,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	2,296,909
550,000	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	565,084
195,000	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	196,519
399,847	Business Jet Securities LLC, Series 2024-1A, Class A, 6.197%, 5/15/2039(a)	406,630
95,418	Business Jet Securities LLC, Series 2024-1A, Class B, 6.924%, 5/15/2039(a)	96,463
335,067	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	284,118
130,531	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	120,097
442,374	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class C, 10.160%, 1/20/2031(a)	447,700
421,370	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	412,224
140,000	Foundation Finance Trust, Series 2023-2A, Class D, 9.100%, 6/15/2049(a)	147,632
185,000	Foundation Finance Trust, Series 2024-2A, Class D, 6.590%, 3/15/2050(a)	187,307
2,800,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	2,856,045
175,000	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class B, 6.380%, 10/20/2046(a)	175,384
96,533	Hilton Grand Vacations Trust, Series 2018-AA, Class C, 4.000%, 2/25/2032(a)	95,921
47,372	Hilton Grand Vacations Trust, Series 2022-1D, Class C, 4.690%, 6/20/2034(a)	46,373
299,807	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038(a)	287,813
200,346	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/2039(a)	187,308
150,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	152,692
500,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	494,355
1,185,702	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	1,165,675
1,830,753	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	1,772,189
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$248,335	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043(a)	$246,968
265,568	MAPS Ltd., Series 2018-1A, Class B, 5.193%, 5/15/2043(a)	261,348
110,000	Mariner Finance Issuance Trust, Series 2024-AA, Class D, 6.770%, 9/22/2036(a)	110,610
695,000	Marlette Funding Trust, Series 2023-4A, Class B, 8.150%, 12/15/2033(a)	719,002
110,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230%, 4/20/2054(a)	112,294
98,087	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037(a)	96,463
95,706	MVW LLC, Series 2024-1A, Class C, 6.200%, 2/20/2043(a)	96,592
89,447	MVW Owner Trust, Series 2019-1A, Class C, 3.330%, 11/20/2036(a)	88,343
165,000	OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class C, 7.030%, 10/17/2031(a)	165,030
1,020,000	OneMain Financial Issuance Trust, Series 2020-2A, Class C, 2.760%, 9/14/2035(a)	954,796
810,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	722,856
820,000	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	820,292
260,384	PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	261,629
435,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	439,264
220,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	222,859
430,000	Republic Finance Issuance Trust, Series 2024-B, Class C, 6.600%, 11/20/2037(a)	437,046
645,000	RFS Asset Securitization II LLC, Series 2024-1, Class A, 6.550%, 7/15/2031(a)	651,895
105,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	106,017
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	101,264
535,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	548,885
307,199	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C, 3.510%, 7/20/2037(a)	304,540
102,265	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class C, 7.000%, 1/20/2040(a)	103,686
88,585	Sierra Timeshare Receivables Funding LLC, Series 2023-2A, Class C, 7.300%, 4/20/2040(a)	90,315
843,696	Slam Ltd., Series 2021-1A, Class B, 3.422%, 6/15/2046(a)	763,789
728,277	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	712,588
1,006,156	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	923,958
428,182	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	403,449
155,719	TIF Funding III LLC, Series 2024-1A, Class A, 5.480%, 4/20/2049(a)	154,270
950,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, SOFR + 1.400%, 5.864%, 11/15/2027(a)(c)	950,195
335,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	338,699
See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$301,307	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	$301,664
393,642	Volofin Finance DAC, Series 2024-1A, Class B, 6.211%, 6/15/2037(a)	393,733
1,822,787	Wave LLC, Series 2019-1, Class C, 6.413%, 9/15/2044(a)	1,221,303
1,197,802	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	1,110,949
458,090	Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 9/15/2043(a)(c)	452,555
641,031	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.228%, 3/15/2045(a)	590,174
198,674	Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/2045(a)	185,554
216,318	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	192,463
765,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	783,972
250,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class B, 7.810%, 4/20/2054(a)	257,400
		35,469,893
	ABS Residential Mortgage — 0.7%
512,082	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(c)	515,445
492,923	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(c)	492,830
282,811	PRET LLC, Series 2024-NPL4, Class A1, 6.996%, 7/25/2054(a)(c)	284,036
1,175,991	PRPM LLC, Series 2021-9, Class A1, 5.363%, 10/25/2026(a)(c)	1,172,779
323,754	RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.021%, 1/25/2029(a)(c)	324,743
189,099	VOLT XCII LLC, Series 2021-NPL1, Class A1, 4.893%, 2/27/2051(a)(c)	188,961
814,120	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 4.893%, 2/27/2051(a)(c)	813,525
516,008	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 5.240%, 2/27/2051(a)(c)	515,370
		4,307,689
	ABS Student Loan — 2.2%
146,044	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	147,118
105,000	Ascent Education Funding Trust, Series 2024-A, Class C, 8.010%, 10/25/2050(a)	104,015
340,714	College Avenue Student Loans LLC, Series 2021-A, Class D, 4.120%, 7/25/2051(a)	310,570
661,365	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041(a)	608,961
648,762	Navient Private Education Refi Loan Trust, Series 2018-A, Class B, 3.680%, 2/18/2042(a)	634,508
1,636,535	Navient Private Education Refi Loan Trust, Series 2018-CA, Class B, 4.220%, 6/16/2042(a)	1,584,155
3,410,000	Navient Private Education Refi Loan Trust, Series 2019-FA, Class B, 3.120%, 8/15/2068(a)	2,909,498
695,000	Navient Private Education Refi Loan Trust, Series 2019-GA, Class B, 3.080%, 10/15/2068(a)	600,392
320,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069(a)	269,476
1,290,000	Navient Private Education Refi Loan Trust, Series 2020-FA, Class B, 2.690%, 7/15/2069(a)	1,044,274
Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$730,000	Navient Private Education Refi Loan Trust, Series 2020-HA, Class B, 2.780%, 1/15/2069(a)	$601,954
810,000	Nelnet Student Loan Trust, Series 2021-DA, Class B, 2.900%, 4/20/2062(a)	688,889
223,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 7.940%, 6/15/2032(c)	219,040
747,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 7.940%, 3/15/2033(c)	719,971
75,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 7.940%, 3/15/2033(c)	72,286
299,610	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043(a)	296,652
163,029	SMB Private Education Loan Trust, Series 2017-B, Class A2B, 1 mo. USD SOFR + 0.864%, 5.262%, 10/15/2035(a)(c)	162,814
190,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042(a)	181,248
510,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042(a)	485,403
230,000	SMB Private Education Loan Trust, Series 2024-A, Class B, 5.880%, 3/15/2056(a)	231,189
1,350,000	SoFi Professional Loan Program LLC, Series 2020-A, Class BFX, 3.120%, 5/15/2046(a)	1,134,277
		13,006,690
	ABS Whole Business — 1.4%
1,510,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	1,544,210
195,000	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	189,780
247,500	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	260,748
143,913	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	146,990
2,921,250	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	2,686,900
1,381,537	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	1,386,593
1,595,000	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	1,615,212
440,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	436,783
		8,267,216
	Aerospace & Defense — 2.4%
2,230,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	2,224,202
1,630,000	Boeing Co., 3.625%, 2/01/2031	1,479,738
1,265,000	Boeing Co., 5.150%, 5/01/2030	1,247,268
1,170,000	Boeing Co., 5.705%, 5/01/2040	1,113,114
2,980,000	Boeing Co., 5.805%, 5/01/2050	2,771,857
70,000	Boeing Co., 5.930%, 5/01/2060	64,772
330,000	Boeing Co., 6.388%, 5/01/2031	345,022
320,000	Boeing Co., 6.528%, 5/01/2034	335,235
795,000	Boeing Co., 6.858%, 5/01/2054	844,963
485,000	Boeing Co., 7.008%, 5/01/2064	514,646
1,055,000	Embraer Netherlands Finance BV, 7.000%, 7/28/2030(a)	1,097,213
See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Aerospace & Defense — continued
$1,050,000	RTX Corp., 6.100%, 3/15/2034	$1,105,645
1,575,000	Textron Financial Corp., 3 mo. USD SOFR + 1.997%, 6.520%, 2/15/2067(a)(c)	1,404,617
		14,548,292
	Airlines — 0.2%
1,560,731	United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.500%, 11/01/2029	1,466,899
	Automotive — 0.3%
360,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	346,296
315,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	315,680
535,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	507,310
560,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	549,668
		1,718,954
	Banking — 1.4%
50,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	44,290
1,010,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	1,014,100
1,030,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036(a)	889,545
805,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	812,389
1,030,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	1,243,969
865,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	870,659
375,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	326,168
740,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028(a)	764,568
1,500,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	1,585,065
400,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	347,048
200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	193,120
		8,090,921
	Brokerage — 0.6%
1,525,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	1,566,695
2,015,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	2,076,592
		3,643,287
	Building Materials — 0.8%
2,945,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	2,566,906
2,330,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(d)	2,282,500
		4,849,406
	Cable Satellite — 4.9%
5,325,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027(a)	5,232,452
520,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.500%, 5/01/2026(a)	518,519
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$2,180,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 12/01/2061	$1,451,081
70,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	52,581
415,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.250%, 4/01/2053	334,955
2,200,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	1,543,107
400,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	288,013
4,965,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	2,593,978
4,420,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	4,017,563
975,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	833,620
8,977,597	EchoStar Corp., 10.750%, 11/30/2029	9,653,479
3,098,235	EchoStar Corp., 6.750% PIK or 6.750% Cash, 11/30/2030(e)	2,809,941
		29,329,289
	Construction Machinery — 0.2%
1,475,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	1,463,464
	Consumer Cyclical Services — 1.3%
7,735,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	7,480,427
235,000	Uber Technologies, Inc., 4.800%, 9/15/2034	224,911
		7,705,338
	Electric — 0.3%
830,000	Pacific Gas & Electric Co., 6.400%, 6/15/2033	874,882
780,000	Southern Co., 5.700%, 3/15/2034	796,102
		1,670,984
	Finance Companies — 1.6%
1,670,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	1,455,103
1,015,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	864,396
405,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	413,426
1,190,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	1,229,906
460,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	463,096
255,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	249,095
2,135,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	1,933,493
105,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	91,486
3,720,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	3,098,256
		9,798,257
	Financial Other — 0.5%
230,894	Add Hero Holdings Ltd., Series IAI, 8.500% PIK or 7.500% Cash, 9/30/2029(f)	19,725
178,463	Add Hero Holdings Ltd., Series IAI, 9.000% PIK or 8.000% Cash, 9/30/2030(f)	3,123
233,782	Add Hero Holdings Ltd., Series IAI, 9.800% PIK or 8.800% Cash, 9/30/2031(f)	3,507
540,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025(g)	52,256
425,000	Agile Group Holdings Ltd., 5.500%, 5/17/2026(g)	40,796
430,000	Agile Group Holdings Ltd., 5.750%, 1/02/2025(g)	41,362
1,540,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(g)	149,118
See accompanying notes to financial statements.
31 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$485,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(g)	$22,189
410,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(g)	21,525
1,000,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(g)	47,500
625,000	Central China Real Estate Ltd., 7.750%, 5/24/2024(g)	30,369
2,379,845	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(h)	110,425
1,258,405	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(h)	44,044
272,753	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%–28.181%, 1/31/2031(a)(i)	7,075
130,747	China Aoyuan Group Ltd., Series IAI, 5.500% PIK or 0.000% Cash, 9/30/2031(f)	2,127
337,685	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 15.995%(c)(d)(j)	1,780
630,000	China Evergrande Group, 8.250%, 3/23/2022(g)	11,025
1,020,000	China Evergrande Group, 8.750%, 6/28/2025(g)	18,462
270,000	China Evergrande Group, 9.500%, 4/11/2022(g)	4,739
220,000	China Evergrande Group, 9.500%, 3/29/2024(g)	3,986
1,110,000	CIFI Holdings Group Co. Ltd., 4.450%, 8/17/2026(g)	140,137
40,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	33,411
1,875,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(g)	114,844
205,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(g)	11,843
855,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(g)	50,633
4,525,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(g)	271,364
2,045,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(g)	118,835
2,125,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(g)	127,096
645,000	KWG Group Holdings Ltd., 6.000%, 8/14/2026(g)	57,469
845,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(g)	75,256
400,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(g)	37,260
230,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(g)	21,567
825,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(g)	57,230
725,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(g)	50,750
610,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(g)	40,016
403,612	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(a)(f)	56,465
404,592	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(a)(f)	56,611
811,149	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(a)(f)	107,177
1,219,670	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(a)(f)	152,520
1,222,621	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(a)(f)	141,671
575,709	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(a)(f)	64,479
210,000	Times China Holdings Ltd., 5.750%, 1/14/2027(g)	7,886
1,085,000	Times China Holdings Ltd., 6.200%, 3/22/2026(g)	40,742
4,400,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(g)	326,876
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$325,000	Yuzhou Group Holdings Co. Ltd., 7.375%, 1/13/2026(g)	$23,189
415,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(g)	29,083
555,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(g)	38,894
1,360,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(g)	13,097
210,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(g)	1,313
220,000	Zhenro Properties Group Ltd., 7.350%, 2/05/2025(g)	2,200
		2,905,047
	Gaming — 0.2%
245,000	GLP Capital LP/GLP Financing II, Inc., 6.750%, 12/01/2033	259,351
1,180,000	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/2029(a)	1,111,904
5,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025(a)	4,980
		1,376,235
	Government Owned - No Guarantee — 0.6%
465,000	Antares Holdings LP, 2.750%, 1/15/2027(a)	435,816
2,790,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	2,639,779
735,000	Ecopetrol SA, 8.375%, 1/19/2036	708,862
		3,784,457
	Health Care REITs — 0.1%
455,000	National Health Investors, Inc., 3.000%, 2/01/2031	390,869
	Health Insurance — 0.6%
1,040,000	Centene Corp., 3.375%, 2/15/2030	926,307
2,150,000	Centene Corp., 4.625%, 12/15/2029	2,033,384
585,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(a)	554,407
		3,514,098
	Healthcare — 0.5%
265,000	CVS Health Corp., (fixed rate to 12/10/2029, variable rate thereafter), 7.000%, 3/10/2055	265,889
2,520,000	HCA, Inc., 5.600%, 4/01/2034	2,482,433
		2,748,322
	Independent Energy — 1.6%
1,595,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	1,309,259
4,195,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	4,144,242
920,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	852,150
25,000	EQT Corp., 3.625%, 5/15/2031(a)	22,277
430,000	Leviathan Bond Ltd., 6.125%, 6/30/2025	427,330
180,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	174,364
95,000	Ovintiv, Inc., 6.500%, 8/15/2034	98,411
1,290,000	Permian Resources Operating LLC, 6.250%, 2/01/2033(a)	1,273,307
410,000	Var Energi ASA, 8.000%, 11/15/2032(a)	459,140
455,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	476,358
		9,236,838
	Leisure — 1.9%
1,880,000	Carnival Corp., 5.750%, 3/01/2027(a)	1,875,853
580,000	Carnival Corp., 6.000%, 5/01/2029(a)	578,628
2,685,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	2,681,356
See accompanying notes to financial statements.
| 32

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Leisure — continued
$890,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	$887,588
335,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	336,075
240,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(a)	235,471
1,725,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	1,712,114
735,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	722,989
1,615,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	1,611,165
560,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	566,709
		11,207,948
	Life Insurance — 0.2%
780,000	Global Atlantic Fin Co., 3.125%, 6/15/2031(a)	669,094
425,000	Global Atlantic Fin Co., 4.400%, 10/15/2029(a)	402,576
		1,071,670
	Lodging — 0.2%
255,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	255,310
690,000	Marriott International, Inc., 5.300%, 5/15/2034	684,628
		939,938
	Media Entertainment — 1.6%
615,000	AppLovin Corp., 5.125%, 12/01/2029	613,496
1,550,000	AppLovin Corp., 5.500%, 12/01/2034	1,538,450
1,094,700	iHeartCommunications, Inc., 7.750%, 8/15/2030(a)	856,526
1,430,000	Netflix, Inc., 4.875%, 6/15/2030(a)	1,423,638
860,000	Netflix, Inc., 5.375%, 11/15/2029(a)	876,555
365,000	Netflix, Inc., 5.875%, 11/15/2028	378,227
2,145,000	Paramount Global, 4.375%, 3/15/2043	1,561,545
570,000	Paramount Global, 5.850%, 9/01/2043	495,311
1,815,000	Paramount Global, 6.875%, 4/30/2036	1,837,585
		9,581,333
	Metals & Mining — 1.4%
840,000	ArcelorMittal SA, 6.800%, 11/29/2032	897,538
1,885,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	2,004,603
5,245,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	5,564,183
		8,466,324
	Midstream — 1.3%
485,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	496,490
25,000	Targa Resources Corp., 6.125%, 3/15/2033	25,775
3,900,000	Targa Resources Corp., 6.500%, 3/30/2034	4,120,556
950,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	816,166
815,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	729,856
1,045,000	Western Midstream Operating LP, 6.150%, 4/01/2033	1,065,132
290,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	289,575
320,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	320,902
		7,864,452
	Non-Agency Commercial Mortgage-Backed Securities — 6.2%
2,995,000	BBCMS Mortgage Trust, Series 2020-BID, Class B, 1 mo. USD SOFR + 2.654%, 7.053%, 10/15/2037(a)(c)	2,998,744
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$2,155,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.268%, 12/15/2038(a)(c)	$2,102,015
1,925,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 7.397%, 5/15/2039(a)(c)	1,934,502
100,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class B, 5.802%, 11/13/2046(a)(c)	99,746
395,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.889%, 7/15/2029(a)(c)	397,216
2,040,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.758%, 5/10/2047(a)(c)	1,734,887
2,485,686	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045(a)	2,261,999
140,000	Commercial Mortgage Trust, Series 2012-LC4, Class C, 5.304%, 12/10/2044(c)	124,601
130,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(c)	131,509
1,890,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	1,409,137
5,680,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(a)	3,127,154
920,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.141%, 9/12/2040(a)(c)	937,833
541,686	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 6.762%, 7/15/2038(a)(c)	543,041
473,225	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	380,135
652,662	GS Mortgage Securities Corp. Trust, Series 2013-G1, Class B, 3.721%, 4/10/2031(a)(c)	597,870
3,195,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.550%, 3/05/2033(a)(c)	1,081,767
540,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.150%, 8/10/2044(a)(c)	419,186
3,905,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.150%, 8/10/2044(a)(c)	2,140,738
1,945,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046(a)(c)	1,762,487
1,225,245	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.567%, 12/15/2047(a)(c)	1,139,490
180,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 4.874%, 10/13/2033(a)(c)	177,119
649,473	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.211%, 6/15/2044(a)(c)	641,681
2,515,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.211%, 6/15/2044(a)(c)	2,365,367
1,060,000	Starwood Retail Property Trust, Series 2014-STAR, Class C, Prime + 0.000%, 7.750%, 11/15/2027(a)(b)(c)(h)	342,698
4,243,654	Starwood Retail Property Trust, Series 2014-STAR, Class D, Prime + 0.000%, 7.750%, 11/15/2027(a)(b)(c)(h)	333,976
See accompanying notes to financial statements.
33 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$3,575,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, Prime + 0.000%, 7.750%, 11/15/2027(a)(b)(c)(h)	$143,000
1,106,481	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 3.833%, 7/15/2046(c)	1,021,282
1,690,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(c)	1,470,007
440,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.115%, 11/15/2059(c)	350,824
941,396	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.855%, 3/15/2044(a)(c)	301,388
1,699,593	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 4.983%, 6/15/2044(a)(c)	1,465,729
2,245,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.310%, 12/15/2045(c)	1,844,651
1,215,383	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	1,081,629
		36,863,408
	Oil Field Services — 0.3%
2,175,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034(a)	2,065,095
	Pharmaceuticals — 1.8%
1,450,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,160,000
930,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/09/2030, (EUR)	987,135
685,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	817,534
570,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	717,340
920,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	884,025
7,575,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	5,445,664
200,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	195,164
435,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	468,819
305,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	340,886
		11,016,567
	Restaurants — 0.2%
1,575,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	1,408,582
	Retailers — 0.1%
430,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	437,593
	Sovereigns — 2.3%
630,000	Chile Government International Bonds, 3.100%, 5/07/2041	449,504
805,000	Chile Government International Bonds, 3.500%, 1/31/2034	692,445
600,000	Chile Government International Bonds, 4.340%, 3/07/2042	502,434
1,370,000	Colombia Government International Bonds, 7.750%, 11/07/2036	1,339,723
585,000	Colombia Government International Bonds, 8.000%, 11/14/2035	588,218
875,000	Colombia Government International Bonds, 8.375%, 11/07/2054	847,569
Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$1,195,000	Hazine Mustesarligi Varlik Kiralama AS, 6.500%, 4/26/2030(a)	$1,181,628
750,000	Nigeria Government International Bonds, 10.375%, 12/09/2034(a)	765,750
760,000	Philippines Government International Bonds, 2.650%, 12/10/2045	481,919
385,000	Philippines Government International Bonds, 2.950%, 5/05/2045	257,488
385,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	354,119
595,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(a)	579,941
355,000	Republic of South Africa Government International Bonds, 7.950%, 11/19/2054(a)	340,547
1,695,000	Republic of Turkiye, 6.500%, 1/03/2035	1,583,639
480,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	399,878
470,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	488,855
520,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	506,438
220,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	227,166
1,552,000	Romania Government International Bonds, 5.750%, 3/24/2035(a)	1,384,814
1,045,000	Turkiye Government International Bonds, 7.125%, 7/17/2032	1,035,856
		14,007,931
	Technology — 2.0%
1,740,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	1,421,009
1,400,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	1,213,324
20,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	18,424
1,450,000	CommScope LLC, 7.125%, 7/01/2028(a)	1,276,300
1,010,000	CommScope Technologies LLC, 5.000%, 3/15/2027(a)	901,082
10,000	Leidos, Inc., 5.750%, 3/15/2033	10,137
340,000	Micron Technology, Inc., 5.875%, 2/09/2033	348,235
1,595,000	Micron Technology, Inc., 5.875%, 9/15/2033	1,635,949
1,390,000	Motorola Solutions, Inc., 5.400%, 4/15/2034	1,390,563
10,000	Open Text Corp., 6.900%, 12/01/2027(a)	10,333
855,000	TD SYNNEX Corp., 6.100%, 4/12/2034	877,416
1,415,000	Trimble, Inc., 6.100%, 3/15/2033	1,469,322
1,240,000	Western Digital Corp., 2.850%, 2/01/2029	1,103,719
		11,675,813
	Treasuries — 12.7%
2,435,000	Canada Government Bonds, 4.000%, 8/01/2026, (CAD)	1,721,279
22,853,000,000	Indonesia Treasury Bonds, 6.750%, 7/15/2035, (IDR)	1,391,822
22,064,000,000	Indonesia Treasury Bonds, 6.875%, 4/15/2029, (IDR)	1,363,060
338,660,000	Republic of South Africa Government Bonds, 8.500%, 1/31/2037, (ZAR)	15,228,708
25,790,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	1,163,406
1,565,000	U.K. Gilts, 0.250%, 1/31/2025, (GBP)	1,951,694
920,000	U.K. Gilts, 4.125%, 1/29/2027, (GBP)	1,145,510
18,060,000	U.S. Treasury Notes, 3.750%, 4/15/2026(k)	17,945,542
1,105,000	U.S. Treasury Notes, 4.250%, 1/31/2026	1,105,021
825,000	U.S. Treasury Notes, 4.375%, 7/31/2026	826,361
See accompanying notes to financial statements.
| 34

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
$27,660,000	U.S. Treasury Notes, 4.500%, 3/31/2026	$27,735,312
4,000,000	U.S. Treasury Notes, 4.875%, 5/31/2026	4,033,118
		75,610,833
	Total Non-Convertible Bonds (Identified Cost $474,109,368)	412,167,079

Convertible Bonds — 1.4%
	Cable Satellite — 0.5%
2,664,655	EchoStar Corp., 3.875% PIK or 3.875% Cash, 11/30/2030(e)	2,795,980
	Consumer Cyclical Services — 0.1%
65,000	Booking Holdings, Inc., 0.750%, 5/01/2025	171,515
196,000	Uber Technologies, Inc., 0.875%, 12/01/2028	215,600
		387,115
	Diversified Manufacturing — 0.0%
61,000	Itron, Inc., 1.375%, 7/15/2030(a)	64,203
	Electric — 0.1%
141,000	Evergy, Inc., 4.500%, 12/15/2027	153,056
251,000	FirstEnergy Corp., 4.000%, 5/01/2026	251,878
62,000	NRG Energy, Inc., 2.750%, 6/01/2048	136,028
163,000	PG&E Corp., 4.250%, 12/01/2027	176,773
142,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027(a)	148,816
		866,551
	Financial Other — 0.0%
30,180	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 28.891%–30.735%, 9/30/2028(i)	404
	Food & Beverage — 0.0%
39,000	Post Holdings, Inc., 2.500%, 8/15/2027	45,689
	Healthcare — 0.0%
61,000	Merit Medical Systems, Inc., 3.000%, 2/01/2029(a)	76,957
	Independent Energy — 0.0%
36,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	42,138
30,000	Permian Resources Operating LLC, 3.250%, 4/01/2028	75,469
		117,607
	Leisure — 0.1%
88,000	Carnival Corp., 5.750%, 12/01/2027	177,056
150,000	NCL Corp. Ltd., 1.125%, 2/15/2027	155,250
		332,306
	Media Entertainment — 0.2%
70,000	Liberty Media Corp.-Liberty Formula One, 2.250%, 8/15/2027	85,435
39,000	Sea Ltd., 2.375%, 12/01/2025	49,354
770,000	Spotify USA, Inc., Zero Coupon, 5.189%, 3/15/2026(j)	818,587
		953,376
	Midstream — 0.0%
45,000	UGI Corp., 5.000%, 6/01/2028(a)	51,098
	Pharmaceuticals — 0.0%
200,000	Jazz Investments I Ltd., 3.125%, 9/15/2030(a)	215,200
	Retailers — 0.0%
20,000	Freshpet, Inc., 3.000%, 4/01/2028	44,220
	Technology — 0.4%
203,000	Akamai Technologies, Inc., 1.125%, 2/15/2029	197,935
171,000	Bentley Systems, Inc., 0.375%, 7/01/2027	153,985
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$43,000	BlackLine, Inc., 1.000%, 6/01/2029(a)	$46,629
279,000	Datadog, Inc., Zero Coupon, 0.000%, 12/01/2029(a)(j)	268,398
178,000	Dropbox, Inc., Zero Coupon, 0.000%–1.061%, 3/01/2028(i)	181,671
155,000	Guidewire Software, Inc., 1.250%, 11/01/2029(a)	151,203
28,000	InterDigital, Inc., 3.500%, 6/01/2027	70,346
113,000	Nutanix, Inc., 0.250%, 10/01/2027	136,504
205,000	ON Semiconductor Corp., 0.500%, 3/01/2029	193,007
35,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	128,013
148,000	Parsons Corp., 2.625%, 3/01/2029(a)	173,234
144,000	Seagate HDD Cayman, 3.500%, 6/01/2028	172,872
67,000	Snowflake, Inc., Zero Coupon, 0.000%, 10/01/2029(a)(j)	79,462
54,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	65,151
29,000	Vertex, Inc., 0.750%, 5/01/2029(a)	45,850
143,000	Workiva, Inc., 1.250%, 8/15/2028	151,366
		2,215,626
	Total Convertible Bonds (Identified Cost $8,045,582)	8,166,332
	Total Bonds and Notes (Identified Cost $482,154,950)	420,333,411

Collateralized Loan Obligations — 7.9%
975,000	720 East CLO V Ltd., Series 2024-2A, Class C, 3 mo. USD SOFR + 2.200%, 7.533%, 7/20/2037(a)(c)	982,616
1,248,063	AIMCO CLO 12 Ltd., Series 2020-12A, Class AR, 3 mo. USD SOFR + 1.170%, 5.818%, 1/17/2032(a)(c)	1,250,359
700,000	AIMCO CLO 16 Ltd., Series 2021-16A, Class BR, 3 mo. USD SOFR + 1.650%, 6.298%, 7/17/2037(a)(c)	706,087
480,000	Apidos CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD SOFR + 2.212%, 6.859%, 7/16/2031(a)(c)	481,210
3,175,000	Apidos CLO XXIII Ltd., Series 2015-23A, Class CR, 3 mo. USD SOFR + 2.262%, 6.918%, 4/15/2033(a)(c)	3,181,369
1,660,000	ARES XXXIX CLO Ltd., Series 2016-39A, Class BR3, 3 mo. USD SOFR + 1.750%, 6.382%, 7/18/2037(a)(c)	1,668,126
1,045,000	Bain Capital Credit CLO Ltd., Series 2020-1A, Class C1R, 3 mo. USD SOFR + 2.350%, 6.982%, 4/18/2033(a)(c)	1,047,726
1,335,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 6.235%, 10/22/2037(a)(c)	1,340,114
915,000	Bristol Park CLO Ltd., Series 2016-1A, Class CR, 3 mo. USD SOFR + 2.212%, 6.868%, 4/15/2029(a)(c)	915,834
400,000	Carbone CLO Ltd., Series 2017-1A, Class B, 3 mo. USD SOFR + 2.062%, 6.679%, 1/20/2031(a)(c)	400,106
1,925,000	Carval CLO X-C Ltd., Series 2024-2A, Class B, 3 mo. USD SOFR + 1.800%, 7.088%, 7/20/2037(a)(c)	1,941,311
730,000	CIFC Funding Ltd., Series 2013-2A, Class A3LR, 3 mo. USD SOFR + 2.212%, 6.844%, 10/18/2030(a)(c)	730,485
See accompanying notes to financial statements.
35 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

$1,750,000	CIFC Funding Ltd., Series 2017-5A, Class BR, 3 mo. USD SOFR + 1.700%, 6.348%, 7/17/2037(a)(c)	$1,760,185
395,000	Clover CLO LLC, Series 2021-2A, Class A, 3 mo. USD SOFR + 1.432%, 6.049%, 7/20/2034(a)(c)	395,893
250,000	Dryden 64 CLO Ltd., Series 2018-64A, Class C, 3 mo. USD SOFR + 2.012%, 6.644%, 4/18/2031(a)(c)	250,403
300,000	Dryden XXVI Senior Loan Fund, Series 2013-26A, Class CR, 3 mo. USD SOFR + 2.112%, 6.768%, 4/15/2029(a)(c)	300,515
1,030,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class BR, 3 mo. USD SOFR + 1.600%, 6.114%, 11/22/2031(a)(c)	1,031,987
320,000	GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class C, 3 mo. USD SOFR + 2.162%, 6.779%, 4/20/2030(a)(c)	320,719
435,000	Golub Capital Partners CLO 41B-R Ltd., Series 2019-41A, Class AR, 3 mo. USD SOFR + 1.582%, 6.199%, 1/20/2034(a)(c)	435,231
815,000	Golub Capital Partners CLO 74 B Ltd., Series 2024-74A, Class B, 3 mo. USD SOFR + 1.850%, 7.165%, 7/25/2037(a)(c)	818,738
470,000	Golub Capital Partners CLO 74 B Ltd., Series 2024-74A, Class C, 3 mo. USD SOFR + 2.200%, 7.515%, 7/25/2037(a)(c)	475,242
1,900,000	Madison Park Funding LIX Ltd., Series 2021-59A, Class CR, 3 mo. USD SOFR + 2.250%, 6.882%, 4/18/2037(a)(c)	1,915,308
600,000	MidOcean Credit CLO XV Ltd., Series 2024-15A, Class B, 3 mo. USD SOFR + 1.950%, 6.567%, 7/21/2037(a)(c)	607,985
3,300,000	Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class CR2, 3 mo. USD SOFR + 2.162%, 6.779%, 1/28/2030(a)(c)	3,307,927
575,000	Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class A, 3 mo. USD SOFR + 1.392%, 6.048%, 10/14/2035(a)(c)	575,609
920,000	Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, 3 mo. USD SOFR + 2.162%, 6.793%, 1/22/2030(a)(c)	920,914
485,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class B1R2, 3 mo. USD SOFR + 1.800%, 6.417%, 4/20/2037(a)(c)	487,264
1,090,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class CR2, 3 mo. USD SOFR + 2.200%, 6.817%, 4/20/2037(a)(c)	1,105,561
885,000	OHA Loan Funding Ltd., Series 2013-1A, Class CR3, 3 mo. USD SOFR + 2.350%, 6.976%, 4/23/2037(a)(c)	897,036
1,535,000	OHA Loan Funding Ltd., Series 2016-1A, Class CR2, 3 mo. USD SOFR + 2.100%, 6.717%, 7/20/2037(a)(c)	1,545,016
1,945,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 6.806%, 7/15/2037(a)(c)	1,960,895
300,000	Palmer Square CLO Ltd., Series 2015-2A, Class BR2, 3 mo. USD SOFR + 2.212%, 6.829%, 7/20/2030(a)(c)	300,048
1,650,000	Palmer Square CLO Ltd., Series 2024-2A, Class B, 3 mo. USD SOFR + 1.650%, 6.944%, 7/20/2037(a)(c)	1,653,407
Principal Amount (‡)	Description	Value (†)

$2,610,000	Parallel Ltd., Series 2017-1A, Class CR, 3 mo. USD SOFR + 2.262%, 6.879%, 7/20/2029(a)(c)	$2,610,631
2,110,000	Post CLO Ltd., Series 2023-1A, Class A, 3 mo. USD SOFR + 1.950%, 6.567%, 4/20/2036(a)(c)	2,116,838
2,565,000	Rockford Tower CLO Ltd., Series 2017-2A, Class CR, 3 mo. USD SOFR + 2.162%, 6.818%, 10/15/2029(a)(c)	2,567,179
1,027,812	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 3 mo. USD SOFR + 1.362%, 5.883%, 5/20/2031(a)(c)	1,028,943
430,000	Sixth Street CLO XV Ltd., Series 2020-15A, Class CR, 3 mo. USD SOFR + 2.000%, 6.833%, 10/24/2037(a)(c)	433,401
1,030,000	TICP CLO VII Ltd., Series 2017-7A, Class CR, 3 mo. USD SOFR + 2.412%, 7.068%, 4/15/2033(a)(c)	1,032,575
1,055,000	Wellfleet CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.050%, 7.372%, 7/18/2037(a)(c)	1,066,427
565,000	Wellfleet CLO Ltd., Series 2024-1A, Class C, 3 mo. USD SOFR + 2.450%, 7.772%, 7/18/2037(a)(c)	569,378
	Total Collateralized Loan Obligations (Identified Cost $46,716,850)	47,136,598

Shares
Common Stocks— 2.2%
	Aerospace & Defense — 0.0%
398	Lockheed Martin Corp.	193,404
	Air Freight & Logistics — 0.1%
2,218	United Parcel Service, Inc., Class B	279,690
	Banks — 0.0%
711	JPMorgan Chase & Co.	170,434
	Beverages — 0.0%
2,078	Coca-Cola Co.	129,376
	Biotechnology — 0.3%
1,711	AbbVie, Inc.	304,045
20,331	BioMarin Pharmaceutical, Inc.(h)	1,336,356
		1,640,401
	Capital Markets — 0.1%
89	BlackRock, Inc.	91,235
1,392	Morgan Stanley	175,002
		266,237
	Chemicals — 0.0%
201	Linde PLC	84,153
	Construction Materials — 0.3%
287,957	Cemex SAB de CV, ADR	1,624,077
	Consumer Staples Distribution & Retail — 0.0%
138	Costco Wholesale Corp.	126,445
1,009	Walmart, Inc.	91,163
		217,608
See accompanying notes to financial statements.
| 36

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Strategic Alpha Fund (continued)
Shares	Description	Value (†)
	Containers & Packaging — 0.0%
351	Packaging Corp. of America	$79,021
	Electric Utilities — 0.0%
1,112	Duke Energy Corp.	119,807
	Electrical Equipment — 0.0%
1,839	Emerson Electric Co.	227,907
	Financial Services — 0.1%
580	Mastercard, Inc., Class A	305,411
	Ground Transportation — 0.0%
745	Union Pacific Corp.	169,890
	Health Care Equipment & Supplies — 0.1%
2,190	Abbott Laboratories	247,711
	Health Care Providers & Services — 0.2%
3,056	Elevance Health, Inc.	1,127,359
526	UnitedHealth Group, Inc.	266,082
		1,393,441
	Hotels, Restaurants & Leisure — 0.0%
1,226	Starbucks Corp.	111,872
	Household Products — 0.1%
781	Colgate-Palmolive Co.	71,001
674	Kimberly-Clark Corp.	88,321
1,231	Procter & Gamble Co.	206,377
		365,699
	Interactive Media & Services — 0.1%
1,475	Alphabet, Inc., Class A	279,217
	Life Sciences Tools & Services — 0.0%
337	Thermo Fisher Scientific, Inc.	175,318
	Machinery — 0.0%
241	Deere & Co.	102,112
	Media — 0.3%
184,712	Altice USA, Inc., Class A(h)	445,156
8,580	Comcast Corp., Class A	322,008
105,953	Paramount Global, Class B	1,108,268
		1,875,432
	Oil, Gas & Consumable Fuels — 0.1%
2,539	Exxon Mobil Corp.	273,120
42	Frontera Energy Corp.	251
2,350	Williams Cos., Inc.	127,182
		400,553
	Pharmaceuticals — 0.2%
5,327	Bristol-Myers Squibb Co.	301,295
1,942	Johnson & Johnson	280,852
3,505	Merck & Co., Inc.	348,678
		930,825
	Real Estate Management & Development — 0.0%
84,422	China Aoyuan Group Ltd.(h)	2,326
185,246	Sunac China Holdings Ltd.(h)	54,578
		56,904
Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 0.1%
1,228	Broadcom, Inc.	$284,699
2,071	Microchip Technology, Inc.	118,772
1,692	QUALCOMM, Inc.	259,925
		663,396
	Software — 0.1%
595	Microsoft Corp.	250,792
642	Salesforce, Inc.	214,640
		465,432
	Specialized REITs — 0.0%
688	American Tower Corp.	126,186
	Specialty Retail — 0.0%
397	Home Depot, Inc.	154,429
	Technology Hardware, Storage & Peripherals — 0.0%
967	Apple, Inc.	242,156
	Trading Companies & Distributors — 0.0%
1,694	Fastenal Co.	121,816
	Total Common Stocks (Identified Cost $15,646,495)	13,219,915

Principal Amount (‡)
Senior Loans — 1.5%
	Building Materials — 0.2%
$1,557,288	Summit Materials LLC, 2023 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.147%, 1/12/2029(c)(l)	1,557,568
	Gaming — 0.0%
118,819	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 2.250%, 6.632%, 4/14/2029(c)(l)	119,137
	Healthcare — 0.2%
909,810	Bausch & Lomb Corp., 2023 Incremental Term Loan, 3 mo. USD SOFR + 4.000%, 8.329%, 9/29/2028(c)(l)	913,222
87,993	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 4.000%, 8.329%, 9/27/2030(c)(l)	85,859
		999,081
	Leisure — 0.2%
1,082,250	Carnival Corp., 2024 Term Loan B1, 1 mo. USD SOFR + 2.750%, 7.107%, 10/18/2028(c)(l)	1,087,889
359,975	Carnival Corp., 2024 Term Loan B2, 1 mo. USD SOFR + 2.750%, 7.107%, 8/08/2027(c)(l)	361,886
		1,449,775
	Lodging — 0.1%
587,032	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.250%, 6.607%, 1/17/2031(c)(l)	588,318
	Media Entertainment — 0.1%
536,565	MH Sub I LLC, 2023 Term Loan, 1 mo. USD SOFR + 4.250%, 8.607%, 5/03/2028(c)(l)	536,469
See accompanying notes to financial statements.
37 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)
	Property & Casualty Insurance — 0.2%
$193,884	AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD SOFR + 2.250%, 6.722%, 2/19/2028(c)	$194,376
370,207	HUB International Ltd., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 2.750%, 7.367%, 6/20/2030(c)(l)	372,058
209,216	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.250%, 6.607%, 9/15/2031(c)(l)	209,739
357,169	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 7.079%, 5/06/2031(c)(l)	357,727
		1,133,900
	Technology — 0.5%
2,413,950	Boost Newco Borrower LLC, 2024 USD Term Loan B, 3 mo. USD SOFR + 2.500%, 6.829%, 1/31/2031(c)(l)	2,423,509
386,057	Open Text Corp., 2023 Term Loan B, 1/31/2030(m)	385,864
		2,809,373
	Total Senior Loans (Identified Cost $9,156,280)	9,193,621

Shares
Preferred Stocks — 0.3%

Convertible Preferred Stocks — 0.3%
	Aerospace & Defense — 0.3%
26,624	Boeing Co., 6.000%	1,621,135
	Brokerage — 0.0%
486	Apollo Global Management, Inc., 6.750%	42,238
	Electric — 0.0%
1,160	PG&E Corp., Series A, 6.000%	57,757
	Total Convertible Preferred Stocks (Identified Cost $1,435,042)	1,721,130
	Total Preferred Stocks (Identified Cost $1,435,042)	1,721,130

Shares	Description	Value (†)

Other Investments — 0.0%
Aircraft ABS — 0.0%
900	ECAF I Blocker, Ltd.(b)(n) (Identified Cost $9,000,000)	$—

Principal Amount (‡)
Short-Term Investments — 13.6%
$6,921,433	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $6,922,394 on 1/02/2025 collateralized by $6,972,500 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $7,059,996 including accrued interest (Note 2 of Notes to Financial Statements)	6,921,433
18,350,000	U.S. Treasury Bills, 4.175%, 3/27/2025(o)	18,170,608
28,140,000	U.S. Treasury Bills, 4.315%–4.400%, 2/04/2025(o)(p)	28,031,810
27,990,000	U.S. Treasury Bills, 4.340%–4.531%, 1/09/2025(o)(p)	27,967,092
	Total Short-Term Investments (Identified Cost $81,076,138)	81,090,943
	Total Investments — 95.9% (Identified Cost $645,185,755)	572,695,618
	Other assets less liabilities — 4.1%	24,741,076
	Net Assets — 100.0%	$597,436,694
Written Options — (0.0%)
Description	Expiration Date	Exercise Price	Shares/ Contracts (††)	Notional Amount	Premiums (Received)	Value (†)
Options on Securities — (0.0%)
Alphabet, Inc., Call	2/21/2025	220	(500)	$(94,650)	$(884)	$(697)
Apple, Inc., Call	2/21/2025	275	(300)	(75,126)	(671)	(404)
Bristol-Myers Squibb Co., Call	2/21/2025	62.5	(2,600)	(147,056)	(1,767)	(1,183)
Broadcom, Inc., Call	2/21/2025	280	(600)	(139,104)	(2,549)	(1,122)
Costco Wholesale Corp., Call	2/21/2025	1,000	(100)	(91,627)	(842)	(435)
Deere & Co., Call	2/21/2025	470	(100)	(42,370)	(422)	(391)
Microchip Technology, Inc., Call	2/21/2025	65	(1,000)	(57,350)	(1,634)	(1,250)
Microsoft Corp., Call	2/21/2025	465	(200)	(84,300)	(923)	(615)
QUALCOMM, Inc., Call	2/21/2025	175	(800)	(122,896)	(2,454)	(1,832)
Salesforce, Inc., Call	2/21/2025	370	(200)	(66,866)	(853)	(630)
Starbucks Corp., Call	2/21/2025	105	(400)	(36,500)	(423)	(286)
UnitedHealth Group, Inc., Call	2/21/2025	560	(200)	(101,172)	(1,733)	(1,410)
Walmart, Inc., Call	2/21/2025	100	(500)	(45,175)	(491)	(368)
Total					$(15,646)	$(10,623)
See accompanying notes to financial statements.
| 38

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Strategic Alpha Fund (continued)

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Options on securities are expressed as shares.
(a)
All or a portion of these securities are exempt from
registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from
registration, normally to qualified institutional buyers. At
December 31, 2024, the value of Rule 144A holdings amounted
to $285,272,065 or 47.7% of net assets.

(b)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(c)
Variable rate security. Rate as of December 31, 2024 is
disclosed. Issuers comprised of various lots with differing
coupon rates have been aggregated for the purpose of
presentation in the Portfolio of Investments and show a
weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are
determined by the issuer or agent and are based on current
market conditions. These securities may not indicate a
reference rate and/or spread in their description.

(d)	Perpetual bond with no specified maturity date.
(e)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were received during the period.
(f)
Payment–in–kind security for which the issuer, at each
interest payment date, may make interest payments in cash
and/or additional principal. For the period ended December 31,
2024, interest payments were made in principal.

(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Non-income producing security.
(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(k)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(l)
Stated interest rate has been determined in accordance with
the provisions of the loan agreement and is subject to a
minimum benchmark floor rate which may range from 0.00% to
0.75%, to which the spread is added.

(m)	Position is unsettled. Contract rate was not determined at December 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(n)	Securities subject to restriction on resale. At December 31, 2024, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker, Ltd.	6/18/2015	$9,000,000	$ —	0.0%

(o)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(p)
The Fund's investment in U.S. Government/Agency securities
is comprised of various lots with differing discount rates.
These separate investments, which have the same maturity
date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be
significantly influenced by trading on exchanges not located in the United States.

JIBAR	Johannesburg Interbank Agreed Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduits
SAFEX	South African Futures Exchange
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ZAR	South African Rand
At December 31, 2024, the Fund had the following open centrally cleared interest rate swap agreements:
Notional Value	Currency	Expiration Date	Fund Pays[1]	Fund Receives[1]	Market Value	Unrealized Appreciation (Depreciation)[2]
330,000,000	ZAR	5/07/2030	7.58%	3 mo. SAFEX - JIBAR	$197,964	$196,489
At December 31, 2024, the Fund had the following open centrally cleared credit default swap agreements:
Buy Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
CDX.NA.HY* .S43	(5.00%)	12/20/2029	26,445,000	$(1,833,455)	$(2,084,915)	$(251,460)
See accompanying notes to financial statements.
39 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Strategic Alpha Fund (continued)
Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
CDX.NA.HY* .S43	(5.00%)	12/20/2029	5,800,000	$(458,537)	$(457,270)	$1,267
CDX.NA.HY* .S43	(5.00%)	12/20/2029	8,400,000	(637,629)	(662,253)	(24,624)
Total					$(3,204,438)	$(274,817)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
1	Payments are made annually.
2	Differences between unrealized appreciation (depreciation) and market value, if any, are due to interest booked as part of the initial trades.
*	CDX.NA.HY is an index composed of North American high yield credit default swaps.
At December 31, 2024, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	3/05/2025	EUR	S	2,255,000	$2,383,512	$2,341,942	$41,570
BNP Paribas SA	2/18/2025	ZAR	S	309,060,000	16,811,724	16,307,240	504,484
Total							$546,054
At December 31, 2024, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	3/31/2025	1,633	$335,930,100	$335,760,111	$(169,989)
At December 31, 2024, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	3/31/2025	174	$18,575,229	$18,497,016	$78,213
CBOT U.S. Long Bond Futures	3/20/2025	158	18,400,584	17,987,312	413,272
CBOT Ultra Long-Term U.S. Treasury Bond Futures	3/20/2025	42	5,153,138	4,994,063	159,075
Ultra 10 Year U.S. Treasury Notes Futures	3/20/2025	423	47,730,246	47,085,187	645,059
Total					$1,295,619
See accompanying notes to financial statements.
| 40

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Strategic Alpha Fund (continued)
Industry Summary at December 31, 2024
Treasuries	12.7%
Non-Agency Commercial Mortgage-Backed Securities	6.2
ABS Other	5.9
Cable Satellite	5.4
ABS Home Equity	4.4
ABS Car Loan	3.7
Technology	2.9
Aerospace & Defense	2.7
Sovereigns	2.3
ABS Student Loan	2.2
Leisure	2.2
Pharmaceuticals	2.0
Other Investments, less than 2% each	21.8
Collateralized Loan Obligations	7.9
Short-Term Investments	13.6
Total Investments	95.9
Other assets less liabilities (Including open written options, swap agreements, forward foreign currency and futures contracts)	4.1
Net Assets	100.0%
See accompanying notes to financial statements.
41 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Strategic Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 78.3% of Net Assets

Non-Convertible Bonds — 74.3%
	ABS Car Loan — 1.2%
$196,527	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	$197,562
5,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class D, 3.340%, 8/20/2026(a)	4,927,824
5,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class D, 3.710%, 8/20/2027(a)	4,769,657
715,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	719,340
3,020,000	Carvana Auto Receivables Trust, Series 2024-N3, Class E, 7.660%, 4/12/2032(a)	2,948,094
1,030,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	1,045,863
940,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	986,773
7,303,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	7,267,705
1,295,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	1,305,858
4,105,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	4,058,614
200,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.180%, 2/17/2032(a)	196,800
2,810,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	2,879,000
175,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	176,774
240,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	244,333
200,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	206,736
1,540,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	1,578,928
		33,509,861
	ABS Credit Card — 0.3%
4,910,000	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class B, 9.700%, 11/15/2029(a)	4,958,123
4,285,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	4,338,387
		9,296,510
	ABS Home Equity — 1.3%
5,350,000	CoreVest American Finance Ltd., Series 2021-1, Class D, 3.247%, 4/15/2053(a)	4,522,609
1,510,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	1,266,684
Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$3,245,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	$3,300,937
2,510,000	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060(a)	1,928,476
7,660,000	FirstKey Homes Trust, Series 2020-SFR1, Class F2, 4.284%, 8/17/2037(a)	7,566,124
8,299,258	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	7,812,613
4,149,629	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	3,906,528
2,674,460	PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029(a)(b)	2,681,397
652,313	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	651,701
1,093,023	Redwood Funding Trust, Series 2024-1, Class A, 7.745%, 12/25/2054(a)(b)	1,096,025
800,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	802,848
1,120,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057(a)(b)	968,338
795,000	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.500%, 10/25/2059(a)(b)	687,832
		37,192,112
	ABS Other — 3.5%
2,318,940	AASET Trust, Series 2021-2A, Class B, 3.538%, 1/15/2047(a)	2,079,179
1,160,000	Aqua Finance Trust, Series 2024-A, Class D, 6.530%, 4/18/2050(a)	1,161,589
1,215,000	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	1,224,464
330,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.860%, 4/17/2035(a)	335,148
2,102,259	Business Jet Securities LLC, Series 2024-2A, Class C, 7.974%, 9/15/2039(a)	2,077,717
1,640,065	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	1,390,682
6,136,592	Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.171%, 5/11/2037(a)	5,543,226
236,976	Elara HGV Timeshare Issuer LLC, Series 2021-A, Class C, 2.090%, 8/27/2035(a)	222,151
550,000	Foundation Finance Trust, Series 2023-2A, Class D, 9.100%, 6/15/2049(a)	579,983
10,435,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	10,643,867
500,000	Frontier Issuer LLC, Series 2023-1, Class C, 11.500%, 8/20/2053(a)	533,791
9,250,000	Frontier Issuer LLC, Series 2024-1, Class C, 11.160%, 6/20/2054(a)	10,340,399
930,000	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class B, 6.380%, 10/20/2046(a)	932,042
563,737	Hilton Grand Vacations Trust, Series 2024-1B, Class D, 8.850%, 9/15/2039(a)	574,534
38,545	HIN Timeshare Trust, Series 2020-A, Class C, 3.420%, 10/09/2039(a)	36,840
See accompanying notes to financial statements.
| 42

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Strategic Income Fund (continued)
Principal Amount	Description	Value (†)

	ABS Other — continued
$524,126	KDAC Aviation Finance Ltd., Series 2017-1A, Class A, 4.212%, 12/15/2042(a)	$507,097
387,887	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	381,336
2,295,341	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.432%, 10/15/2046(a)	2,079,080
3,818,793	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	3,522,637
505,000	Mariner Finance Issuance Trust, Series 2024-AA, Class D, 6.770%, 9/22/2036(a)	507,802
690,000	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	697,879
505,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230%, 4/20/2054(a)	515,533
11,521,890	Navigator Aircraft ABS Ltd., Series 2021-1, Class B, 3.571%, 11/15/2046(a)(b)	10,615,463
1,930,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	1,967,750
440,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	444,261
435,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	440,498
897,750	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	875,293
3,195,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	3,277,923
657,427	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	631,104
8,671,320	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	7,901,420
307,093	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	313,967
2,605,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	2,633,767
1,501,673	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	1,503,454
2,099,426	Volofin Finance DAC, Series 2024-1A, Class B, 6.211%, 6/15/2037(a)	2,099,907
8,859,886	Wave LLC, Series 2019-1, Class C, 6.413%, 9/15/2044(a)	5,936,301
8,081,647	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	7,190,430
3,900,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	3,996,720
1,185,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class C, 11.170%, 4/20/2054(a)	1,277,504
		96,992,738
	ABS Residential Mortgage — 0.5%
2,460,269	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(b)	2,476,425
2,631,127	PRPM LLC, Series 2021-4, Class A2, 6.474%, 4/25/2026(a)(b)	2,611,999
3,500,565	PRPM LLC, Series 2021-9, Class A1, 5.363%, 10/25/2026(a)(b)	3,491,006
Principal Amount	Description	Value (†)

	ABS Residential Mortgage — continued
$1,494,249	RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.021%, 1/25/2029(a)(b)	$1,498,813
3,135,517	VCAT LLC, Series 2021-NPL6, Class A2, 3.967%, 9/25/2051(a)(b)	3,006,108
		13,084,351
	ABS Student Loan — 0.2%
734,515	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	739,918
495,000	Ascent Education Funding Trust, Series 2024-A, Class C, 8.010%, 10/25/2050(a)	490,356
3,835,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	3,863,539
		5,093,813
	ABS Whole Business — 0.7%
5,925,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	6,059,233
1,485,000	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	1,564,491
2,243,625	Hardee's Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051(a)	2,009,174
1,012,350	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	1,033,998
745,750	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	685,924
131,287	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	126,161
6,743,100	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	6,767,777
1,990,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	1,975,451
		20,222,209
	Aerospace & Defense — 2.1%
7,895,000	Boeing Co., 3.625%, 2/01/2031	7,167,200
6,165,000	Boeing Co., 5.150%, 5/01/2030	6,078,582
5,645,000	Boeing Co., 5.705%, 5/01/2040	5,370,538
15,485,000	Boeing Co., 5.805%, 5/01/2050	14,403,427
345,000	Boeing Co., 5.930%, 5/01/2060	319,231
1,585,000	Boeing Co., 6.388%, 5/01/2031	1,657,150
2,100,000	Boeing Co., 6.528%, 5/01/2034	2,199,978
9,835,000	Boeing Co., 6.858%, 5/01/2054	10,453,096
2,360,000	Boeing Co., 7.008%, 5/01/2064	2,504,259
5,075,000	L3Harris Technologies, Inc., 5.350%, 6/01/2034	5,053,668
3,865,000	L3Harris Technologies, Inc., 5.400%, 7/31/2033	3,858,086
		59,065,215
	Airlines — 0.0%
781,696	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	764,593
400,402	American Airlines, Inc., Series B, 3.700%, 4/15/2027	395,563
		1,160,156
See accompanying notes to financial statements.
43 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Strategic Income Fund (continued)
Principal Amount	Description	Value (†)

	Apartment REITs — 0.1%
$1,740,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035	$1,646,078
	Automotive — 0.3%
2,080,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	2,000,823
2,055,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	2,059,439
3,165,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	3,001,187
2,170,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	2,129,963
		9,191,412
	Banking — 2.1%
1,490,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(c)	1,340,010
10,835,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	10,878,982
11,025,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	11,036,391
3,980,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	4,016,534
3,695,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	4,462,587
5,405,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	5,440,363
325,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	282,679
5,370,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	5,674,533
1,075,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	932,690
14,800,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	14,290,872
		58,355,641
	Brokerage — 0.4%
7,080,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	7,296,411
3,893,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	3,999,665
		11,296,076
	Building Materials — 1.3%
28,605,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	24,932,549
10,470,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	10,256,556
1,500,000	Martin Marietta Materials, Inc., 5.150%, 12/01/2034	1,472,881
		36,661,986
	Cable Satellite — 7.0%
13,830,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	11,220,141
Principal Amount	Description	Value (†)

	Cable Satellite — continued
$17,460,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	$10,906,547
920,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.850%, 4/01/2061	554,383
785,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.900%, 6/01/2052	504,998
31,240,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	19,029,598
840,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	630,972
1,195,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.125%, 7/01/2049	935,406
8,240,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.250%, 4/01/2053	6,650,674
1,000,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.834%, 10/23/2055	972,915
6,425,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	4,506,575
1,075,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	772,241
415,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	298,813
48,110,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	25,135,200
5,540,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	2,884,189
14,005,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	12,082,216
1,360,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	773,653
3,705,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027(a)	3,609,776
22,190,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	20,169,623
6,575,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	5,621,589
15,865,000	DISH DBS Corp., 7.750%, 7/01/2026	13,344,898
58,549,653	EchoStar Corp., 6.750% PIK or 6.750% Cash, 11/30/2030(d)	53,101,540
200,000	Time Warner Cable LLC, 5.875%, 11/15/2040	178,959
		193,884,906
	Chemicals — 0.3%
10,887,000	Ashland, Inc., 3.375%, 9/01/2031(a)	9,284,721
	Construction Machinery — 0.5%
1,530,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	1,510,346
2,140,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	2,106,687
2,870,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	2,872,171
6,985,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	6,930,369
		13,419,573
	Consumer Cyclical Services — 0.9%
2,145,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	1,941,213
8,665,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	8,379,818
2,680,000	Uber Technologies, Inc., 4.800%, 9/15/2034	2,564,945
10,815,000	Uber Technologies, Inc., 6.250%, 1/15/2028(a)	10,908,024
		23,794,000
See accompanying notes to financial statements.
| 44

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Strategic Income Fund (continued)
Principal Amount	Description	Value (†)

	Electric — 0.8%
$18,228,319	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	$17,262,931
3,375,000	Duke Energy Corp., 5.450%, 6/15/2034	3,369,549
		20,632,480
	Environmental — 0.2%
6,435,000	Waste Management, Inc., 4.950%, 3/15/2035	6,273,789
	Finance Companies — 3.4%
4,030,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	3,511,417
4,070,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	3,466,100
6,075,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	5,783,838
3,555,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	3,713,000
10,600,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	10,253,133
2,570,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	2,623,472
3,695,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	3,719,870
4,150,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	4,277,612
8,650,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	9,083,832
1,110,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	1,084,294
400,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	411,573
860,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	888,451
8,865,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	8,028,299
33,040,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	28,787,650
9,630,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	8,020,485
		93,653,026
	Financial Other — 0.5%
790,268	Add Hero Holdings Ltd., Series IAI, 8.500% PIK or 7.500% Cash, 9/30/2029(e)	67,513
610,817	Add Hero Holdings Ltd., Series IAI, 9.000% PIK or 8.000% Cash, 9/30/2030(e)	10,689
800,153	Add Hero Holdings Ltd., Series IAI, 9.800% PIK or 8.800% Cash, 9/30/2031(e)	12,002
1,650,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025(f)	159,670
1,120,000	Agile Group Holdings Ltd., 5.500%, 5/17/2026(f)	107,509
1,225,000	Agile Group Holdings Ltd., 5.750%, 1/02/2025(f)	117,833
6,150,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(f)	595,504
4,720,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(f)	215,940
1,260,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(f)	66,150
1,957,000	Central China Real Estate Ltd., 7.250%, 4/28/2025(f)	90,511
3,260,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(f)	171,150
Principal Amount	Description	Value (†)

	Financial Other — continued
$4,415,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(f)	$209,712
1,305,000	Central China Real Estate Ltd., 7.750%, 5/24/2024(f)	63,410
8,274,825	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(g)	383,952
4,375,527	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(g)	153,143
948,137	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%–28.181%, 1/31/2031(a)(h)	24,595
447,502	China Aoyuan Group Ltd., Series IAI, 5.500% PIK or 0.000% Cash, 9/30/2031(e)	7,281
1,155,773	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 0.000%–15.995%(b)(c)(h)	6,091
1,800,000	China Evergrande Group, 8.250%, 3/23/2022(f)	31,500
4,045,000	China Evergrande Group, 8.750%, 6/28/2025(f)	73,215
1,405,000	China Evergrande Group, 9.500%, 4/11/2022(f)	24,658
335,000	China Evergrande Group, 9.500%, 3/29/2024(f)	6,070
4,060,000	CIFI Holdings Group Co. Ltd., 4.450%, 8/17/2026(f)	512,575
1,310,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	1,094,218
6,925,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(f)	424,156
1,415,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(f)	81,745
1,600,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(f)	94,752
8,085,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(f)	484,857
7,075,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(f)	411,128
4,795,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(f)	286,789
1,380,000	KWG Group Holdings Ltd., 6.000%, 8/14/2026(f)	122,958
3,760,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(f)	334,866
3,345,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(f)	311,587
1,320,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(f)	123,776
2,880,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(f)	199,786
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(f)	25,868
1,830,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(f)	128,100
280,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(f)	19,443
1,970,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(f)	129,232
1,577,037	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(a)(e)	220,627
1,580,867	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(a)(e)	221,195
3,169,406	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(a)(e)	418,774
4,765,631	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(a)(e)	595,942
See accompanying notes to financial statements.
45 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Strategic Income Fund (continued)
Principal Amount	Description	Value (†)

	Financial Other — continued
$4,777,164	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(a)(e)	$553,554
2,249,452	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(a)(e)	251,939
720,000	Times China Holdings Ltd., 5.750%, 1/14/2027(f)	27,036
4,030,000	Times China Holdings Ltd., 6.200%, 3/22/2026(f)	151,326
23,285,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(f)	1,729,843
1,245,000	Yuzhou Group Holdings Co. Ltd., 7.375%, 1/13/2026(f)	88,831
9,395,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(f)	658,402
5,345,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(f)	374,578
3,155,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(f)	236,625
4,535,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(f)	43,672
365,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(f)	2,281
715,000	Zhenro Properties Group Ltd., 7.350%, 2/05/2025(f)	7,150
		12,965,709
	Food & Beverage — 0.9%
835,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034	882,815
4,355,000	Performance Food Group, Inc., 4.250%, 8/01/2029(a)	4,040,713
2,585,000	Performance Food Group, Inc., 6.125%, 9/15/2032(a)	2,584,882
11,860,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	10,227,024
7,340,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	6,575,486
		24,310,920
	Gaming — 0.5%
3,845,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	3,293,257
9,165,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(a)	9,183,094
		12,476,351
	Government Owned - No Guarantee — 0.2%
495,000	Antares Holdings LP, 2.750%, 1/15/2027(a)	463,933
585,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	553,502
3,530,000	Ecopetrol SA, 8.375%, 1/19/2036	3,404,465
		4,421,900
	Health Insurance — 0.2%
880,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	783,402
4,280,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	3,696,048
		4,479,450
	Healthcare — 0.3%
2,800,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(a)	2,898,000
1,350,000	CVS Health Corp., (fixed rate to 12/10/2029, variable rate thereafter), 7.000%, 3/10/2055	1,354,530
3,400,000	HCA, Inc., 5.450%, 9/15/2034	3,313,950
		7,566,480
Principal Amount	Description	Value (†)

	Independent Energy — 3.9%
$5,290,000	Aker BP ASA, 5.125%, 10/01/2034(a)	$4,968,425
3,750,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034(a)	3,647,056
1,835,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	1,921,696
11,400,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	9,357,714
24,431,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	24,135,395
6,210,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	5,752,012
8,120,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	7,125,300
320,000	Leviathan Bond Ltd., 6.125%, 6/30/2025	318,013
1,245,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	1,206,019
20,420,000	Matador Resources Co., 6.250%, 4/15/2033(a)	19,789,484
6,800,000	Permian Resources Operating LLC, 5.875%, 7/01/2029(a)	6,672,141
6,365,000	Permian Resources Operating LLC, 6.250%, 2/01/2033(a)	6,282,636
17,908,000	Sanchez Energy Corp., 6.125%, 1/15/2023(f)	246,235
9,520,000	Sanchez Energy Corp., 7.750%, 6/15/2021(f)	130,900
3,190,000	SM Energy Co., 6.500%, 7/15/2028	3,170,004
6,815,000	SM Energy Co., 6.750%, 8/01/2029(a)	6,745,946
3,445,000	SM Energy Co., 7.000%, 8/01/2032(a)	3,396,607
1,475,000	Var Energi ASA, 8.000%, 11/15/2032(a)	1,651,785
1,990,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	2,083,411
		108,600,779
	Industrial Other — 0.1%
2,845,000	Arcosa, Inc., 6.875%, 8/15/2032(a)	2,890,790
	Leisure — 2.1%
8,710,000	Carnival Corp., 5.750%, 3/01/2027(a)	8,690,788
6,065,000	Carnival Corp., 6.000%, 5/01/2029(a)	6,050,651
1,050,000	Carnival Corp., 7.000%, 8/15/2029(a)	1,092,215
6,575,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	6,566,076
5,085,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	5,071,220
4,990,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	5,258,133
2,415,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	2,422,750
230,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(a)	225,659
12,300,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	12,208,114
900,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	885,293
6,310,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	6,295,015
2,570,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	2,600,791
		57,366,705
	Life Insurance — 1.2%
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	24,786,200
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	9,464,477
		34,250,677
	Lodging — 0.7%
1,245,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	1,246,510
See accompanying notes to financial statements.
| 46

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Strategic Income Fund (continued)
Principal Amount	Description	Value (†)

	Lodging — continued
$1,745,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/01/2031(a)	$1,562,032
4,155,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	3,878,504
12,700,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	11,861,290
		18,548,336
	Media Entertainment — 1.8%
3,090,000	AppLovin Corp., 5.125%, 12/01/2029	3,082,446
7,770,000	AppLovin Corp., 5.500%, 12/01/2034	7,712,101
1,240,000	iHeartCommunications, Inc., 7.000%, 1/15/2031(a)	915,381
4,694,750	iHeartCommunications, Inc., 7.750%, 8/15/2030(a)	3,673,313
14,565,000	Netflix, Inc., 4.875%, 6/15/2030(a)	14,500,204
970,000	Netflix, Inc., 4.900%, 8/15/2034	949,925
10,269,000	Paramount Global, 4.375%, 3/15/2043	7,475,760
2,741,000	Paramount Global, 5.850%, 9/01/2043	2,381,837
8,715,000	Paramount Global, 6.875%, 4/30/2036	8,823,444
		49,514,411
	Metals & Mining — 2.4%
14,335,000	ArcelorMittal SA, 6.750%, 3/01/2041	14,747,073
17,930,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	18,109,166
25,185,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	26,717,625
6,230,000	JSW Steel Ltd., 5.050%, 4/05/2032(a)	5,563,711
		65,137,575
	Midstream — 1.8%
2,300,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	1,994,360
1,530,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	1,414,802
3,185,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	3,260,452
14,185,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	13,548,488
2,530,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	2,332,461
2,000,000	Targa Resources Corp., 5.500%, 2/15/2035	1,967,645
6,105,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	5,244,944
3,215,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	2,879,126
14,300,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(c)	14,951,279
1,415,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	1,412,928
1,580,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	1,584,452
		50,590,937
	Non-Agency Commercial Mortgage-Backed Securities — 1.6%
335,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	267,280
7,375,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.268%, 12/15/2038(a)(b)	7,193,671
8,597,541	Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class C, 4.942%, 9/10/2045(a)(b)	7,782,361
Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$85,057	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	$80,375
2,925,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	2,525,197
1,690,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	1,260,022
3,755,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.141%, 9/12/2040(a)(b)	3,827,787
1,165,140	GS Mortgage Securities Corp. Trust, Series 2013-G1, Class B, 3.721%, 4/10/2031(a)(b)	1,067,324
7,680,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class C, 3.550%, 3/05/2033(a)(b)	3,291,504
5,785,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.573%, 6/10/2047(a)(b)	1,836,729
290,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.567%, 12/15/2047(a)(b)	252,297
3,110,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C, 3.958%, 4/15/2046(b)	1,980,901
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.077%, 8/15/2046(b)	693,289
1,917,006	Morgan Stanley Capital I Trust, Series 2012-C4, Class D, 5.164%, 3/15/2045(a)(b)	1,787,562
1,889,851	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 3.833%, 7/15/2046(b)	1,744,333
547,852	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class B, 4.322%, 8/15/2050	524,245
744,134	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	682,161
4,000,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.186%, 8/15/2046(b)	3,435,124
2,612,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.186%, 8/15/2046(b)	2,094,824
727,682	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	647,600
		42,974,586
	Oil Field Services — 0.4%
10,605,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034(a)	10,069,121
	Other REITs — 0.4%
2,735,000	EPR Properties, 3.600%, 11/15/2031	2,392,972
7,795,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	7,630,330
		10,023,302
	Pharmaceuticals — 2.9%
21,820,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	17,456,000
See accompanying notes to financial statements.
47 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Strategic Income Fund (continued)
Principal Amount	Description	Value (†)

	Pharmaceuticals — continued
$7,750,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	$7,765,284
4,695,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	5,603,389
3,990,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	5,021,380
22,790,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	16,383,721
7,360,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	7,182,045
8,725,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	8,520,136
7,055,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	7,603,484
5,070,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	5,666,531
		81,201,970
	Property & Casualty Insurance — 0.8%
6,780,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	6,982,051
635,000	Arthur J Gallagher & Co., 5.000%, 2/15/2032	626,729
1,665,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	1,623,300
8,180,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	7,984,367
12,510,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 16.178%, 1/15/2033(a)(b)(g)	390,937
3,635,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	3,596,625
		21,204,009
	Restaurants — 0.3%
8,105,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	7,983,599
	Retailers — 0.5%
3,325,000	Dillard's, Inc., 7.000%, 12/01/2028	3,469,604
1,500,000	Dillard's, Inc., 7.750%, 7/15/2026	1,547,595
7,520,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	6,953,894
2,745,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	2,793,472
		14,764,565
	Sovereigns — 5.0%
8,330,000	Chile Government International Bonds, 3.100%, 5/07/2041	5,943,442
6,865,000	Chile Government International Bonds, 3.500%, 1/31/2034	5,905,138
3,370,000	Chile Government International Bonds, 4.340%, 3/07/2042	2,822,004
4,330,000	Colombia Government International Bonds, 7.500%, 2/02/2034	4,258,555
13,720,000	Colombia Government International Bonds, 7.750%, 11/07/2036	13,416,788
2,122,000	Colombia Government International Bonds, 8.000%, 11/14/2035	2,133,671
8,920,000	Colombia Government International Bonds, 8.375%, 11/07/2054	8,640,358
1,695,000	Costa Rica Government International Bonds, 7.158%, 3/12/2045	1,742,460
11,635,000	Hazine Mustesarligi Varlik Kiralama AS, 6.500%, 4/26/2030(a)	11,504,804
7,465,000	Nigeria Government International Bonds, 10.375%, 12/09/2034(a)	7,621,765
Principal Amount	Description	Value (†)

	Sovereigns — continued
$4,410,000	Philippines Government International Bonds, 2.650%, 12/10/2045	$2,796,395
5,650,000	Philippines Government International Bonds, 2.950%, 5/05/2045	3,778,720
3,980,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	3,660,764
5,990,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(a)	5,838,399
3,345,000	Republic of South Africa Government International Bonds, 7.950%, 11/19/2054(a)	3,208,818
16,420,000	Republic of Turkiye, 6.500%, 1/03/2035	15,341,206
3,500,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	2,915,780
2,185,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	1,796,778
4,575,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	4,758,537
200,000	Republic of Uzbekistan International Bonds, 5.375%, 2/20/2029	188,139
4,395,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	4,280,379
2,210,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	2,281,984
15,456,000	Romania Government International Bonds, 5.750%, 3/24/2035(a)	13,791,033
10,155,000	Turkiye Government International Bonds, 7.125%, 7/17/2032	10,066,144
		138,692,061
	Technology — 2.7%
10,821,000	Block, Inc., 3.500%, 6/01/2031	9,527,677
6,895,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	5,630,952
1,255,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	1,098,541
6,790,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	5,884,623
7,825,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	6,964,410
10,845,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	10,689,208
8,790,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	8,353,851
13,040,000	Micron Technology, Inc., 5.875%, 9/15/2033	13,374,780
5,200,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	4,771,768
655,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	638,249
600,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	524,542
7,740,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(a)	7,731,651
		75,190,252
	Treasuries — 15.4%
24,125,000	Canada Government Bonds, 4.000%, 8/01/2026, (CAD)	17,053,737
241,050,000,000	Indonesia Treasury Bonds, 6.750%, 7/15/2035, (IDR)	14,680,726
218,221,000,000	Indonesia Treasury Bonds, 6.875%, 4/15/2029, (IDR)	13,481,163
203,840,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	9,831,351
254,190,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	11,466,698
15,505,000	U.K. Gilts, 0.250%, 1/31/2025, (GBP)	19,336,110
9,075,000	U.K. Gilts, 4.125%, 1/29/2027, (GBP)	11,299,459
See accompanying notes to financial statements.
| 48

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Strategic Income Fund (continued)
Principal Amount	Description	Value (†)

	Treasuries — continued
$59,515,000	U.S. Treasury Notes, 3.500%, 9/30/2026	$58,765,348
20,980,000	U.S. Treasury Notes, 3.750%, 8/31/2026	20,813,950
58,770,000	U.S. Treasury Notes, 4.125%, 10/31/2026	58,636,224
124,045,000	U.S. Treasury Notes, 4.250%, 11/30/2026	124,020,334
13,810,000	U.S. Treasury Notes, 4.250%, 12/31/2026	13,811,134
5,425,000	U.S. Treasury Notes, 4.500%, 5/31/2029	5,450,923
47,530,000	U.S. Treasury Notes, 4.625%, 6/30/2026(i)	47,784,530
		426,431,687
	Wireless — 0.6%
2,114,000	SoftBank Group Corp., 4.625%, 7/06/2028	2,014,283
16,360,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	15,473,440
		17,487,723
	Total Non-Convertible Bonds (Identified Cost $2,304,761,232)	2,052,854,548

Convertible Bonds — 2.6%
	Cable Satellite — 1.4%
36,265,969	EchoStar Corp., 3.875% PIK or 3.875% Cash, 11/30/2030(d)	38,053,310
	Consumer Cyclical Services — 0.1%
478,000	Booking Holdings, Inc., 0.750%, 5/01/2025	1,261,293
1,476,000	Uber Technologies, Inc., 0.875%, 12/01/2028	1,623,600
		2,884,893
	Diversified Manufacturing — 0.0%
442,000	Itron, Inc., 1.375%, 7/15/2030(a)	465,205
	Electric — 0.2%
1,053,000	Evergy, Inc., 4.500%, 12/15/2027	1,143,032
1,856,000	FirstEnergy Corp., 4.000%, 5/01/2026	1,862,496
451,000	NRG Energy, Inc., 2.750%, 6/01/2048	989,494
1,153,000	PG&E Corp., 4.250%, 12/01/2027	1,250,428
1,014,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027(a)	1,062,672
		6,308,122
	Financial Other — 0.0%
103,296	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 0.000%–34.161%, 9/30/2028(h)	1,384
	Food & Beverage — 0.0%
286,000	Post Holdings, Inc., 2.500%, 8/15/2027	335,049
	Healthcare — 0.0%
454,000	Merit Medical Systems, Inc., 3.000%, 2/01/2029(a)	572,759
	Independent Energy — 0.0%
264,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	309,012
214,000	Permian Resources Operating LLC, 3.250%, 4/01/2028	538,347
		847,359
	Leisure — 0.1%
651,000	Carnival Corp., 5.750%, 12/01/2027	1,309,812
1,106,000	NCL Corp. Ltd., 1.125%, 2/15/2027	1,144,710
		2,454,522
	Media Entertainment — 0.0%
519,000	Liberty Media Corp.-Liberty Formula One, 2.250%, 8/15/2027	633,439
292,000	Sea Ltd., 2.375%, 12/01/2025	369,526
		1,002,965
	Midstream — 0.0%
335,000	UGI Corp., 5.000%, 6/01/2028(a)	380,393
Principal Amount	Description	Value (†)

	Pharmaceuticals — 0.1%
$1,892,000	Jazz Investments I Ltd., 3.125%, 9/15/2030(a)	$2,035,792
	Retailers — 0.0%
148,000	Freshpet, Inc., 3.000%, 4/01/2028	327,228
	Technology — 0.7%
1,475,000	Akamai Technologies, Inc., 1.125%, 2/15/2029	1,438,197
1,266,000	Bentley Systems, Inc., 0.375%, 7/01/2027	1,140,033
308,000	BlackLine, Inc., 1.000%, 6/01/2029(a)	333,995
2,062,000	Datadog, Inc., Zero Coupon, 0.000%, 12/01/2029(a)(j)	1,983,644
1,317,000	Dropbox, Inc., Zero Coupon, 0.000%–1.061%, 3/01/2028(h)	1,344,163
1,143,000	Guidewire Software, Inc., 1.250%, 11/01/2029(a)	1,114,996
201,000	InterDigital, Inc., 3.500%, 6/01/2027	504,986
840,000	Nutanix, Inc., 0.250%, 10/01/2027	1,014,720
1,475,000	ON Semiconductor Corp., 0.500%, 3/01/2029	1,388,712
251,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	918,033
1,092,000	Parsons Corp., 2.625%, 3/01/2029(a)	1,278,186
1,069,000	Seagate HDD Cayman, 3.500%, 6/01/2028	1,283,334
492,000	Snowflake, Inc., Zero Coupon, 0.000%, 10/01/2029(a)(j)	583,512
383,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	462,090
218,000	Vertex, Inc., 0.750%, 5/01/2029(a)	344,663
1,215,000	Wolfspeed, Inc., 0.250%, 2/15/2028	559,508
2,350,000	Wolfspeed, Inc., 1.875%, 12/01/2029	973,840
1,017,000	Workiva, Inc., 1.250%, 8/15/2028	1,076,495
		17,743,107
	Total Convertible Bonds (Identified Cost $75,830,321)	73,412,088

Municipals — 1.4%
	Virginia — 1.4%
45,065,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $45,061,310)	37,723,587
	Total Bonds and Notes (Identified Cost $2,425,652,863)	2,163,990,223

Shares
Common Stocks— 7.8%
	Aerospace & Defense — 0.2%
9,642	Lockheed Martin Corp.	4,685,433
	Air Freight & Logistics — 0.2%
53,696	United Parcel Service, Inc., Class B	6,771,066
	Banks — 0.2%
17,232	JPMorgan Chase & Co.	4,130,683
	Beverages — 0.1%
50,313	Coca-Cola Co.	3,132,487
	Biotechnology — 0.5%
41,429	AbbVie, Inc.	7,361,933
104,286	BioMarin Pharmaceutical, Inc.(g)	6,854,719
		14,216,652
See accompanying notes to financial statements.
49 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Strategic Income Fund (continued)
Shares	Description	Value (†)
	Capital Markets — 0.2%
2,162	BlackRock, Inc.	$2,216,288
33,709	Morgan Stanley	4,237,895
		6,454,183
	Chemicals — 0.1%
4,857	Linde PLC	2,033,480
	Construction Materials — 0.2%
940,337	Cemex SAB de CV, ADR	5,303,501
	Consumer Staples Distribution & Retail — 0.2%
3,339	Costco Wholesale Corp.	3,059,425
24,433	Walmart, Inc.	2,207,522
		5,266,947
	Containers & Packaging — 0.1%
8,501	Packaging Corp. of America	1,913,830
	Diversified REITs — 0.0%
3,124	NexPoint Diversified Real Estate Trust	19,056
	Electric Utilities — 0.1%
26,939	Duke Energy Corp.	2,902,408
	Electrical Equipment — 0.2%
44,515	Emerson Electric Co.	5,516,744
	Financial Services — 0.3%
14,055	Mastercard, Inc., Class A	7,400,941
	Ground Transportation — 0.2%
18,026	Union Pacific Corp.	4,110,649
	Health Care Equipment & Supplies — 0.2%
53,050	Abbott Laboratories	6,000,486
	Health Care Providers & Services — 0.6%
28,906	Elevance Health, Inc.	10,663,423
12,725	UnitedHealth Group, Inc.	6,437,069
		17,100,492
	Hotels, Restaurants & Leisure — 0.1%
29,677	Starbucks Corp.	2,708,026
	Household Products — 0.3%
18,903	Colgate-Palmolive Co.	1,718,472
16,331	Kimberly-Clark Corp.	2,140,014
29,820	Procter & Gamble Co.	4,999,323
		8,857,809
	Interactive Media & Services — 0.2%
35,687	Alphabet, Inc., Class A	6,755,549
	Life Sciences Tools & Services — 0.2%
8,160	Thermo Fisher Scientific, Inc.	4,245,077
	Machinery — 0.1%
5,845	Deere & Co.	2,476,527
	Media — 0.6%
1,317,588	Altice USA, Inc., Class A(g)	3,175,387
207,673	Comcast Corp., Class A	7,793,968
Shares	Description	Value (†)
	Media — continued
461,939	iHeartMedia, Inc., Class A(g)	$914,639
546,648	Paramount Global, Class B	5,717,938
		17,601,932
	Oil, Gas & Consumable Fuels — 0.4%
9,229	Battalion Oil Corp.(g)	15,874
61,479	Exxon Mobil Corp.	6,613,296
56,913	Williams Cos., Inc.	3,080,131
		9,709,301
	Pharmaceuticals — 0.8%
129,062	Bristol-Myers Squibb Co.	7,299,747
47,024	Johnson & Johnson	6,800,611
84,865	Merck & Co., Inc.	8,442,370
		22,542,728
	Real Estate Management & Development — 0.0%
288,943	China Aoyuan Group Ltd.(g)	7,963
723,818	Sunac China Holdings Ltd.(g)	213,254
		221,217
	Semiconductors & Semiconductor Equipment — 0.6%
29,705	Broadcom, Inc.	6,886,807
50,115	Microchip Technology, Inc.	2,874,095
40,925	QUALCOMM, Inc.	6,286,899
		16,047,801
	Software — 0.4%
14,394	Microsoft Corp.	6,067,071
15,532	Salesforce, Inc.	5,192,814
		11,259,885
	Specialized REITs — 0.1%
16,681	American Tower Corp.	3,059,462
	Specialty Retail — 0.1%
9,608	Home Depot, Inc.	3,737,416
	Technology Hardware, Storage & Peripherals — 0.2%
23,403	Apple, Inc.	5,860,579
23,768	IQOR US, Inc.(g)	35,652
		5,896,231
	Trading Companies & Distributors — 0.1%
41,000	Fastenal Co.	2,948,309
	Total Common Stocks (Identified Cost $241,152,568)	215,026,308

Principal Amount
Senior Loans — 6.8%
	Aerospace & Defense — 0.1%
$640,170	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 2.500%, 6.829%, 2/28/2031(b)(k)	641,035
1,026,968	TransDigm, Inc., 2024 Term Loan I, 3 mo. USD SOFR + 2.750%, 7.079%, 8/24/2028(b)(k)	1,029,751
		1,670,786
See accompanying notes to financial statements.
| 50

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Strategic Income Fund (continued)
Principal Amount	Description	Value (†)
	Brokerage — 0.4%
$1,805,000	Assetmark Financial Holdings, Inc., 2024 Term Loan, 3 mo. USD SOFR + 2.750%, 7.079%, 9/05/2031(b)(k)	$1,810,072
9,441,338	Edelman Financial Center LLC, 2024 Term Loan, 3 mo. USD SOFR + 3.000%, 7.357%, 4/07/2028(b)(k)	9,486,562
		11,296,634
	Building Materials — 0.2%
7,025,146	Summit Materials LLC, 2023 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.147%, 1/12/2029(b)(k)	7,026,411
	Consumer Cyclical Services — 0.3%
420,092	Ryan LLC, Delayed Draw Term Loan, 11/14/2030(l)	420,882
4,751,128	Ryan LLC, Term Loan, 11/14/2030(l)	4,760,060
2,362,310	Ryan LLC, Term Loan, 1 mo. USD SOFR + 3.500%, 7.857%, 11/14/2030(b)(k)	2,366,751
		7,547,693
	Diversified Manufacturing — 0.3%
1,420,338	Resideo Funding, Inc., 2024 1st Lien Term Loan B, PRIME + 0.750%, 8.250%, 2/11/2028(b)	1,423,008
6,454,346	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 3 mo. USD SOFR + 1.750%, 6.101%, 6/13/2031(b)(k)	6,466,480
		7,889,488
	Electric — 0.2%
1,569,005	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 6.355%, 4/16/2031(b)(k)	1,568,879
2,745,447	Talen Energy Supply LLC, 2024 Incremental Term Loan B, 3 mo. USD SOFR + 2.500%, 6.849%, 12/11/2031(b)(k)	2,752,311
		4,321,190
	Financial Other — 0.5%
12,674,531	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 6.107%, 6/24/2031(b)(k)	12,646,774
	Gaming — 0.1%
3,122,116	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 6.079%, 11/30/2030(b)(k)	3,112,375
651,729	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 2.250%, 6.632%, 4/14/2029(b)(k)	653,476
		3,765,851
	Healthcare — 0.9%
1,661,778	Bausch & Lomb Corp., 2023 Incremental Term Loan, 3 mo. USD SOFR + 4.000%, 8.329%, 9/29/2028(b)(k)	1,668,009
13,590,458	Bausch & Lomb Corp., Term Loan, 1 mo. USD SOFR + 3.250%, 7.689%, 5/10/2027(b)(k)	13,629,327
410,372	Hanger, Inc., 2024 Delayed Draw Term Loan, 10/23/2031(m)	413,963
3,187,222	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.857%, 10/23/2031(b)(k)	3,215,110
Principal Amount	Description	Value (†)
	Healthcare — continued
$5,047,350	Medline Borrower LP, 2024 USD Add-on Term Loan B, 1 mo. USD SOFR + 2.250%, 6.607%, 10/23/2028(b)(k)	$5,060,927
489,374	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 4.000%, 8.329%, 9/27/2030(b)(k)	477,507
		24,464,843
	Leisure — 0.4%
6,077,586	Carnival Corp., 2024 Term Loan B1, 1 mo. USD SOFR + 2.750%, 7.107%, 10/18/2028(b)(k)	6,109,250
2,613,003	Carnival Corp., 2024 Term Loan B2, 1 mo. USD SOFR + 2.750%, 7.107%, 8/08/2027(b)(k)	2,626,878
1,492,500	Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.357%, 5/01/2031(b)(k)	1,494,828
		10,230,956
	Lodging — 0.6%
4,583,402	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 6.088%, 11/08/2030(b)	4,603,477
121,811	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD SOFR + 2.500%, 6.857%, 8/02/2028(b)(k)	122,131
12,018,735	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.250%, 6.607%, 1/17/2031(b)(k)	12,045,057
		16,770,665
	Paper — 0.2%
6,843,690	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.107%, 5/23/2031(b)	6,847,112
	Property & Casualty Insurance — 1.2%
10,877,839	Alliant Holdings Intermediate LLC, 2024 Term Loan B6, 1 mo. USD SOFR + 2.750%, 7.106%, 9/19/2031(b)(k)	10,894,808
13,416,375	Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, 12/06/2031(l)	13,406,313
2,040,000	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 3 mo. USD SOFR + 3.750%, 8.508%, 2/15/2031(l)	2,050,200
4,296,267	HUB International Ltd., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 2.750%, 7.367%, 6/20/2030(b)(k)	4,317,749
948,000	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.250%, 6.607%, 9/15/2031(b)(k)	950,370
1,734,409	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 7.079%, 5/06/2031(b)(k)	1,737,114
		33,356,554
	Technology — 1.3%
3,306,713	Boost Newco Borrower LLC, 2024 USD Term Loan B, 3 mo. USD SOFR + 2.500%, 6.829%, 1/31/2031(b)(k)	3,319,807
See accompanying notes to financial statements.
51 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Strategic Income Fund (continued)
Principal Amount	Description	Value (†)
	Technology — continued
$19,396,000	First Advantage Holdings LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.607%, 10/31/2031(b)(k)	$19,583,947
13,536,075	Fortress Intermediate 3, Inc., Term Loan B, 1 mo. USD SOFR + 3.500%, 7.857%, 6/27/2031(b)(k)	13,561,523
		36,465,277
	Wireless — 0.1%
2,962,039	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.110%, 1/25/2031(b)(k)	2,961,032
	Total Senior Loans (Identified Cost $186,654,556)	187,261,266

Collateralized Loan Obligations — 3.3%
6,730,000	522 Funding CLO Ltd., Series 2018-3A, Class DR, 3 mo. USD SOFR + 3.362%, 7.979%, 10/20/2031(a)(b)	6,754,699
4,475,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3 mo. USD SOFR + 1.862%, 6.479%, 7/20/2034(a)(b)	4,483,377
4,955,000	AGL CLO 12 Ltd., Series 2021-12A, Class D, 3 mo. USD SOFR + 3.112%, 7.729%, 7/20/2034(a)(b)	4,971,396
1,245,000	AGL CLO 7 Ltd., Series 2020-7A, Class DR, 3 mo. USD SOFR + 3.362%, 8.018%, 7/15/2034(a)(b)	1,249,160
2,675,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD SOFR + 3.262%, 7.918%, 10/15/2034(a)(b)	2,680,165
850,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2RR, 3 mo. USD SOFR + 2.000%, 6.521%, 2/20/2036(a)(b)	851,049
3,530,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3 mo. USD SOFR + 3.212%, 7.829%, 7/20/2032(a)(b)	3,541,688
3,095,000	CIFC Funding Ltd., Series 2021-5A, Class D, 3 mo. USD SOFR + 3.512%, 8.168%, 7/15/2034(a)(b)	3,099,005
3,095,000	CIFC Funding Ltd., Series 2021-5A, Class D1R, 3 mo. USD SOFR + 2.750%, 1/15/2038(a)(b)(n)	3,095,000
4,390,000	Clover CLO LLC, Series 2021-1A, Class D, 3 mo. USD SOFR + 3.212%, 7.843%, 4/22/2034(a)(b)	4,415,480
3,780,000	Clover CLO LLC, Series 2021-2A, Class D, 3 mo. USD SOFR + 3.312%, 7.929%, 7/20/2034(a)(b)	3,788,395
4,775,000	Crown City CLO I, Series 2020-1A, Class CR, 3 mo. USD SOFR + 3.682%, 8.299%, 7/20/2034(a)(b)	4,774,647
2,885,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 8.417%, 4/20/2037(a)(b)	2,949,800
980,000	LCM 30 Ltd., Series 30A, Class CR, 3 mo. USD SOFR + 2.262%, 6.879%, 4/20/2031(a)(b)	981,628
2,965,000	LCM 30 Ltd., Series 30A, Class DR, 3 mo. USD SOFR + 3.262%, 7.879%, 4/20/2031(a)(b)	2,953,434
990,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.926%, 7/23/2037(a)(b)	1,007,128
Principal Amount	Description	Value (†)

$6,010,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD SOFR + 1.912%, 6.568%, 7/15/2034(a)(b)	$6,016,719
2,065,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3 mo. USD SOFR + 3.562%, 8.218%, 7/15/2036(a)(b)	2,034,163
8,250,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class B1R2, 3 mo. USD SOFR + 1.600%, 6.111%, 1/20/2038(a)(b)	8,285,739
6,530,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 6.806%, 7/15/2037(a)(b)	6,583,363
970,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3 mo. USD SOFR + 1.962%, 6.482%, 5/21/2034(a)(b)	970,652
12,510,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3 mo. USD SOFR + 6.312%, 10.968%, 10/15/2034(a)(b)	12,548,393
400,000	THL Credit Wind River CLO Ltd., Series 2018-3A, Class D, 3 mo. USD SOFR + 3.212%, 7.829%, 1/20/2031(a)(b)	400,889
1,540,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD SOFR + 4.012%, 8.629%, 10/20/2034(a)(b)	1,548,848
	Total Collateralized Loan Obligations (Identified Cost $89,675,250)	89,984,817

Shares
Preferred Stocks — 0.7%

Convertible Preferred Stocks — 0.3%
	Aerospace & Defense — 0.3%
135,717	Boeing Co., 6.000%	8,263,808
	Brokerage — 0.0%
3,689	Apollo Global Management, Inc., 6.750%	320,611
	Electric — 0.0%
8,440	PG&E Corp., Series A, 6.000%	420,228
	Total Convertible Preferred Stocks (Identified Cost $7,529,552)	9,004,647

Non-Convertible Preferred Stocks — 0.4%
	Home Construction — 0.1%
208,246	Hovnanian Enterprises, Inc., 7.625%	3,681,789
	Office REITs — 0.1%
1,596	Highwoods Properties, Inc., Series A, 8.625%(o)	1,625,746
	Other REITs — 0.2%
115,797	Prologis, Inc., Series Q, 8.540%	6,530,951
	Total Non-Convertible Preferred Stocks (Identified Cost $8,314,041)	11,838,486
	Total Preferred Stocks (Identified Cost $15,843,593)	20,843,133
See accompanying notes to financial statements.
| 52

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Strategic Income Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 2.4%
$64,970,561	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $64,979,584 on 1/02/2025 collateralized by $65,449,300 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $66,269,973 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $64,970,561)	$64,970,561
	Total Investments — 99.3% (Identified Cost $3,023,949,391)	2,742,076,308
	Other assets less liabilities — 0.7%	20,076,798
	Net Assets — 100.0%	$2,762,153,106

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from
registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from
registration, normally to qualified institutional buyers. At
December 31, 2024, the value of Rule 144A holdings
amounted to $1,139,887,142 or 41.3% of net assets.

(b)
Variable rate security. Rate as of December 31, 2024 is
disclosed. Issuers comprised of various lots with differing
coupon rates have been aggregated for the purpose of
presentation in the Portfolio of Investments and show a
weighted average rate. Certain variable rate securities are
not based on a published reference rate and spread, rather
are determined by the issuer or agent and are based on
current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were received during the period.
(e)
Payment–in–kind security for which the issuer, at each
interest payment date, may make interest payments in cash
and/or additional principal. For the period ended
December 31, 2024, interest payments were made in
principal.

(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Non-income producing security.
(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(k)
Stated interest rate has been determined in accordance with
the provisions of the loan agreement and is subject to a
minimum benchmark floor rate which may range from 0.00%
to 2.50%, to which the spread is added.

(l)	Position is unsettled. Contract rate was not determined at December 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)
Unfunded loan commitment. An unfunded loan commitment
is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until
the borrower draws on the loan commitment, at which time
the rate will become the stated rate in the loan agreement.
See Note 2 of Notes to Financial Statements.

(n)	New issue unsettled as of December 31, 2024. Coupon rate does not take effect until settlement date.
(o)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be
significantly influenced by trading on exchanges not located in the United States.

PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ZAR	South African Rand
At December 31, 2024, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	3/19/2025	EUR	S	8,149,000	$8,613,045	$8,469,228	$143,817
At December 31, 2024, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	3/31/2025	765	$157,370,807	$157,291,173	$(79,634)
CBOT 5 Year U.S. Treasury Notes Futures	3/31/2025	14,019	1,496,955,801	1,490,285,421	(6,670,380)
Total					$(6,750,014)
See accompanying notes to financial statements.
53 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Strategic Income Fund (continued)
At December 31, 2024, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	3/20/2025	998	$116,226,475	$113,616,062	$2,610,413
CBOT Ultra Long-Term U.S. Treasury Bond Futures	3/20/2025	543	66,872,373	64,566,094	2,306,279
Ultra 10 Year U.S. Treasury Notes Futures	3/20/2025	939	105,954,378	104,522,438	1,431,940
Total					$6,348,632
Industry Summary at December 31, 2024
Treasuries	15.4%
Cable Satellite	8.4
Sovereigns	5.0
Technology	4.7
Independent Energy	3.9
Pharmaceuticals	3.8
ABS Other	3.5
Finance Companies	3.4
Aerospace & Defense	2.7
Leisure	2.6
Metals & Mining	2.4
Banking	2.1
Property & Casualty Insurance	2.0
Other Investments, less than 2% each	33.7
Collateralized Loan Obligations	3.3
Short-Term Investments	2.4
Total Investments	99.3
Other assets less liabilities (including forward foreign currency and futures contracts)	0.7
Net Assets	100.0%
See accompanying notes to financial statements.
| 54

Statements of Assets and Liabilities
December 31, 2024

	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
ASSETS
Investments at cost	$73,619,523	$14,867,967,580	$645,185,755	$3,023,949,391
Net unrealized depreciation	(8,095,349)	(106,632,987)	(72,490,137)	(281,873,083)
Investments at value	65,524,174	14,761,334,593	572,695,618	2,742,076,308
Cash	188,651	2,181,144	76,337	824,059
Due from brokers (Note 2)	—	—	11,415,000	10,100,000
Foreign currency at value (identified cost $285, $1,057, $3,726,650 and $1,020, respectively)	272	1,017	3,538,532	1,010
Receivable for Fund shares sold	216,344	46,675,908	5,812,751	2,564,169
Receivable from investment adviser (Note 6)	13,518	—	—	—
Receivable for securities sold	364,066	400,359	448,009	9,447,170
Collateral received for open forward foreign currency contracts (Note 2)	—	—	270,000	48,256
Dividends and interest receivable	892,285	157,051,306	5,501,408	29,349,263
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	—	546,054	143,817
Tax reclaims receivable	—	—	—	39,572
Receivable for variation margin on futures contracts (Note 2)	1,461	—	152,876	—
Prepaid expenses	612	612	612	612
TOTAL ASSETS	67,201,383	14,967,644,939	600,457,197	2,794,594,236
LIABILITIES
Options written, at value (premiums received $0, $0, $15,646 and $0, respectively) (Note 2)	—	—	10,623	—
Payable for securities purchased	2,698,327	6,422,135	386,057	24,363,179
Unfunded loan commitments (Note 2)	9,000	—	—	410,372
Payable for Fund shares redeemed	1,656	18,499,415	1,517,809	3,423,674
Payable for variation margin on centrally cleared swap agreements (Note 2)	—	—	40,570	—
Payable for variation margin on futures contracts (Note 2)	—	4,806,197	—	604,360
Foreign taxes payable (Note 2)	—	—	381	4,074
Due to brokers (Note 2)	—	—	270,000	48,256
Management fees payable (Note 6)	—	4,285,364	261,788	1,175,398
Deferred Trustees’ fees (Note 6)	220,123	1,353,464	353,380	2,003,974
Administrative fees payable (Note 6)	1,938	544,804	21,495	104,794
Payable to distributor (Note 6d)	218	104,506	4,318	23,517
Audit and tax services fees payable	59,197	73,249	98,431	71,071
Other accounts payable and accrued expenses	16,019	1,291,023	55,651	208,461
TOTAL LIABILITIES	3,006,478	37,380,157	3,020,503	32,441,130
COMMITMENTS AND CONTINGENCIES(a)	—	—	—	—
NET ASSETS	$64,194,905	$14,930,264,782	$597,436,694	$2,762,153,106
NET ASSETS CONSIST OF:
Paid-in capital	$98,712,019	$15,643,364,089	$755,666,257	$3,660,496,744
Accumulated loss	(34,517,114)	(713,099,307)	(158,229,563)	(898,343,638)
NET ASSETS	$64,194,905	$14,930,264,782	$597,436,694	$2,762,153,106
See accompanying notes to financial statements.
55 |

Statements of Assets and Liabilities (continued)
December 31, 2024
	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$16,769,853	$776,082,633	$15,929,991	$840,790,366
Shares of beneficial interest	4,651,635	79,928,654	1,665,252	69,830,461
Net asset value and redemption price per share	$3.61	$9.71	$9.57	$12.04
Offering price per share (100/95.75 of net asset value) (Note 1)	$3.77	$10.14	$9.99	$12.57
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$557,822	$78,151,584	$2,134,325	$27,012,721
Shares of beneficial interest	153,831	8,165,019	223,544	2,211,263
Net asset value and offering price per share	$3.63	$9.57	$9.55	$12.22
Class N shares:
Net assets	$19,911,925	$2,763,066,368	$119,054,054	$204,205,255
Shares of beneficial interest	5,513,248	284,580,719	12,485,474	16,985,345
Net asset value, offering and redemption price per share	$3.61	$9.71	$9.54	$12.02
Class Y shares:
Net assets	$26,955,305	$11,221,965,527	$460,318,324	$1,629,062,217
Shares of beneficial interest	7,487,227	1,154,942,621	48,300,678	135,525,057
Net asset value, offering and redemption price per share	$3.60	$9.72	$9.53	$12.02
Admin Class shares:
Net assets	$—	$90,998,670	$—	$61,082,547
Shares of beneficial interest	—	9,402,241	—	5,095,632
Net asset value, offering and redemption price per share	$—	$9.68	$—	$11.99

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 56

Statements of Operations
For the Year Ended December 31, 2024

	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
INVESTMENT INCOME
Interest	$3,327,975	$675,490,990	$36,625,637	$166,610,712
Dividends	10,540	856,271	328,268	5,148,409
Less net foreign taxes withheld	—	—	(13,220)	(124,740)
	3,338,515	676,347,261	36,940,685	171,634,381
Expenses
Management fees (Note 6)	245,163	51,116,844	3,430,960	16,281,287
Service and distribution fees (Note 6)	47,440	3,125,277	66,785	2,847,156
Administrative fees (Note 6)	19,746	5,649,771	253,433	1,245,536
Trustees' fees and expenses (Note 6)	62,677	724,436	105,410	521,294
Transfer agent fees and expenses (Notes 6, 7 and 8)	31,372	8,645,317	351,481	2,283,300
Audit and tax services fees	59,176	75,837	98,239	71,624
Custodian fees and expenses	14,395	361,815	49,196	126,477
Legal fees	1,282	414,163	19,837	97,319
Registration fees	72,961	1,359,775	83,898	130,832
Shareholder reporting expenses	20,945	624,559	50,606	166,664
Miscellaneous expenses	35,082	363,733	52,125	114,567
Total expenses	610,239	72,461,527	4,561,970	23,886,056
Less waiver and/or expense reimbursement (Note 6)	(248,719)	(7,580,274)	(306,652)	(2,129,409)
Less expense offset (Note 8)	(2,524)	(188,973)	(10,217)	(43,885)
Net expenses	358,996	64,692,280	4,245,101	21,712,762
Net investment income	2,979,519	611,654,981	32,695,584	149,921,619
Net realized and unrealized gain (loss) on Investments, Futures contracts, Options written, Swap agreements, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Investments	(2,446,867)	(116,145,126)	(20,807,022)	(111,035,933)
Futures contracts	41,834	(100,893,552)	2,168,931	10,707,209
Options written	—	—	1,038,912	(3,927,504)
Swap agreements	29,856	—	(5,312,760)	3,738,894
Forward foreign currency contracts (Note 2d)	—	—	(424,070)	462,448
Foreign currency transactions (Note 2c)	—	—	(7,700)	(75,642)
Net change in unrealized appreciation (depreciation) on:
Investments	3,053,143	120,353,425	31,376,777	164,575,699
Futures contracts	14,449	(193,321,953)	1,164,609	(28,211,767)
Options written	—	—	28,001	—
Swap agreements	(30,163)	—	2,166,601	—
Forward foreign currency contracts (Note 2d)	—	—	843,534	234,143
Foreign currency translations (Note 2c)	(18)	(40)	(248,606)	(113,565)
Net realized and unrealized gain (loss) on Investments, Futures contracts, Options written, Swap agreements, Forward foreign currency contracts and Foreign currency transactions	662,234	(290,007,246)	11,987,207	36,353,982
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,641,753	$321,647,735	$44,682,791	$186,275,601
See accompanying notes to financial statements.
57 |

Statements of Changes in Net Assets

	High Income Fund		Investment Grade Bond Fund
	Year Ended December 31,2024	Year Ended December 31,2023	Year Ended December 31,2024	Year Ended December 31,2023
FROM OPERATIONS:
Net investment income	$2,979,519	$3,519,792	$611,654,981	$366,489,702
Net realized loss on investments, futures contracts and swap agreements	(2,375,177)	(9,750,420)	(217,038,678)	(236,353,424)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap agreements and foreign currency translations	3,037,411	12,942,631	(72,968,568)	517,618,724
Net increase in net assets resulting from operations	3,641,753	6,712,003	321,647,735	647,755,002
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,151,151)	(1,271,536)	(34,358,506)	(27,787,284)
Class C	(39,685)	(65,853)	(2,856,483)	(2,155,422)
Class N	(195,255)	(10,957)	(104,156,907)	(55,036,030)
Class Y	(1,924,932)	(2,770,057)	(474,308,923)	(289,143,363)
Admin Class	—	—	(4,261,399)	(4,979,958)
Total distributions	(3,311,023)	(4,118,403)	(619,942,218)	(379,102,057)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	18,757,191	(74,967,733)	4,859,680,339	3,097,456,282
Net increase (decrease) in net assets	19,087,921	(72,374,133)	4,561,385,856	3,366,109,227
NET ASSETS
Beginning of the year	45,106,984	117,481,117	10,368,878,926	7,002,769,699
End of the year	$64,194,905	$45,106,984	$14,930,264,782	$10,368,878,926
See accompanying notes to financial statements.
| 58

Statements of Changes in Net Assets (continued)

	Strategic Alpha Fund		Strategic Income Fund
	Year Ended December 31,2024	Year Ended December 31,2023	Year Ended December 31,2024	Year Ended December 31,2023
FROM OPERATIONS:
Net investment income	$32,695,584	$35,365,630	$149,921,619	$152,017,606
Net realized loss on investments, futures contracts, swap agreements, written options, forward foreign currency contracts and foreign currency transactions	(23,343,709)	(34,349,013)	(100,130,528)	(147,749,923)
Net change in unrealized appreciation on investments, futures contracts, swap agreements, written options, forward foreign currency contracts and foreign currency translations	35,330,916	51,201,795	136,484,510	226,496,538
Net increase in net assets resulting from operations	44,682,791	52,218,412	186,275,601	230,764,221
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(892,598)	(1,153,596)	(49,985,545)	(54,554,721)
Class C	(111,306)	(114,987)	(1,397,075)	(1,860,184)
Class N	(6,128,393)	(6,742,335)	(12,752,470)	(12,487,496)
Class Y	(25,225,531)	(30,202,975)	(95,307,874)	(95,610,490)
Admin Class	—	—	(3,431,765)	(3,475,309)
Total distributions	(32,357,828)	(38,213,893)	(162,874,729)	(167,988,200)
NET DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(17,315,473)	(259,189,303)	(114,672,193)	(435,259,844)
Net decrease in net assets	(4,990,510)	(245,184,784)	(91,271,321)	(372,483,823)
NET ASSETS
Beginning of the year	602,427,204	847,611,988	2,853,424,427	3,225,908,250
End of the year	$597,436,694	$602,427,204	$2,762,153,106	$2,853,424,427
See accompanying notes to financial statements.
59 |

Financial Highlights
For a share outstanding throughout each period.

	High Income Fund—Class A
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$3.55	$3.50	$4.29	$4.35	$4.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23	0.21	0.19	0.17	0.20
Net realized and unrealized gain (loss)	0.08	0.11	(0.77)	(0.05)	0.12 (b)
Total from Investment Operations	0.31	0.32	(0.58)	0.12	0.32
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.27)	(0.21)	(0.18)	(0.22)
Net asset value, end of the period	$3.61	$3.55	$3.50	$4.29	$4.35
Total return(c)(d)	9.08%	9.53%	(13.66)%	2.87%	8.16%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$16,770	$16,031	$19,108	$20,470	$41,547
Net expenses(e)	0.95%	0.98%(f)	1.00%	1.00%	1.00%
Gross expenses	1.51%	1.40%	1.18%	1.19%	1.22%
Net investment income	6.54%	6.10%	5.13%	3.83%	4.91%
Portfolio turnover rate	106%	40%	53%	67%	99%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2023, the expense limit decreased from 1.00% to 0.95%.
See accompanying notes to financial statements.
| 60

Financial Highlights (continued)
For a share outstanding throughout each period.

	High Income Fund—Class C
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$3.57	$3.51	$4.31	$4.37	$4.27
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.19	0.16	0.14	0.17
Net realized and unrealized gain (loss)	0.07	0.11	(0.78)	(0.05)	0.12 (b)
Total from Investment Operations	0.28	0.30	(0.62)	0.09	0.29
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.24)	(0.18)	(0.15)	(0.19)
Net asset value, end of the period	$3.63	$3.57	$3.51	$4.31	$4.37
Total return(c)(d)	8.19%	8.94%	(14.50)%	2.07%	7.30%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$558	$754	$1,182	$1,795	$2,933
Net expenses(e)	1.70%	1.73%(f)	1.75%	1.75%	1.75%
Gross expenses	2.26%	2.15%	1.93%	1.94%	1.97%
Net investment income	5.85%	5.28%	4.34%	3.14%	4.24%
Portfolio turnover rate	106%	40%	53%	67%	99%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2023, the expense limit decreased from 1.75% to 1.70%.
See accompanying notes to financial statements.
61 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	High Income Fund—Class N
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$3.55	$3.50	$4.29	$4.36	$4.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22	0.23	0.20	0.18	0.21
Net realized and unrealized gain (loss)	0.10	0.10	(0.77)	(0.05)	0.14 (b)
Total from Investment Operations	0.32	0.33	(0.57)	0.13	0.35
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.28)	(0.22)	(0.20)	(0.24)
Net asset value, end of the period	$3.61	$3.55	$3.50	$4.29	$4.36
Total return(c)	9.40%	9.85%	(13.40)%	2.95%	8.73%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$19,912	$173	$132	$105	$14,783
Net expenses(d)	0.65%	0.67%(e)	0.70%	0.70%	0.70%
Gross expenses	1.31%	1.82%	1.80%	0.86%	0.88%
Net investment income	6.35%	6.47%	5.46%	4.10%	5.28%
Portfolio turnover rate	106%	40%	53%	67%	99%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2023, the expense limit decreased from 0.70% to 0.65%.
See accompanying notes to financial statements.
| 62

Financial Highlights (continued)
For a share outstanding throughout each period.

	High Income Fund—Class Y
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$3.55	$3.49	$4.28	$4.34	$4.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.22	0.20	0.18	0.22
Net realized and unrealized gain (loss)	0.07	0.12	(0.77)	(0.05)	0.10 (b)
Total from Investment Operations	0.31	0.34	(0.57)	0.13	0.32
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.28)	(0.22)	(0.19)	(0.23)
Net asset value, end of the period	$3.60	$3.55	$3.49	$4.28	$4.34
Total return(c)	9.05%	10.13%	(13.47)%	3.15%	8.19%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$26,955	$28,150	$97,059	$104,957	$53,456
Net expenses(d)	0.70%	0.73%(e)	0.75%	0.75%	0.75%
Gross expenses	1.26%	1.16%	0.93%	0.95%	0.98%
Net investment income	6.80%	6.17%	5.39%	4.16%	5.32%
Portfolio turnover rate	106%	40%	53%	67%	99%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2023, the expense limit decreased from 0.75% to 0.70%.
See accompanying notes to financial statements.
63 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class A
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$9.92	$9.63	$11.22	$11.65	$11.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.45	0.39	0.28	0.26	0.32
Net realized and unrealized gain (loss)	(0.21)	0.30	(1.58)	(0.26)	0.94
Total from Investment Operations	0.24	0.69	(1.30)	0.00 (b)	1.26
LESS DISTRIBUTIONS FROM:
Net investment income	(0.45)	(0.40)	(0.28)	(0.26)	(0.32)
Net realized capital gains	—	—	(0.01)	(0.17)	(0.62)
Total Distributions	(0.45)	(0.40)	(0.29)	(0.43)	(0.94)
Net asset value, end of the period	$9.71	$9.92	$9.63	$11.22	$11.65
Total return(c)(d)	2.44%	7.34%	(11.62)%	0.07%	11.41%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$776,083	$717,999	$641,311	$793,271	$872,976
Net expenses(e)	0.74%	0.74%	0.75%(f)	0.75%	0.76%(g)
Gross expenses	0.81%	0.81%	0.80%	0.79%	0.80%
Net investment income	4.55%	4.04%	2.71%	2.24%	2.73%
Portfolio turnover rate	39%	25%	31%	27%	70%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2022, the expense limit decreased from 0.75% to 0.74%.
(g)	Effective July 1, 2020, the expense limit decreased from 0.76% to 0.75%.
See accompanying notes to financial statements.
| 64

Financial Highlights (continued)
For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class C
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$9.78	$9.51	$11.07	$11.51	$11.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.37	0.31	0.20	0.17	0.23
Net realized and unrealized gain (loss)	(0.20)	0.29	(1.55)	(0.26)	0.93
Total from Investment Operations	0.17	0.60	(1.35)	(0.09)	1.16
LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.33)	(0.20)	(0.18)	(0.23)
Net realized capital gains	—	—	(0.01)	(0.17)	(0.62)
Total Distributions	(0.38)	(0.33)	(0.21)	(0.35)	(0.85)
Net asset value, end of the period	$9.57	$9.78	$9.51	$11.07	$11.51
Total return(b)(c)	1.71%	6.43%	(12.26)%	(0.70)%	10.61%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$78,152	$68,821	$56,520	$80,099	$132,606
Net expenses(d)	1.49%	1.49%	1.50%(e)	1.50%	1.51%(f)
Gross expenses	1.56%	1.56%	1.55%	1.54%	1.55%
Net investment income	3.80%	3.29%	1.94%	1.50%	2.01%
Portfolio turnover rate	39%	25%	31%	27%	70%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2022, the expense limit decreased from 1.50% to 1.49%.
(f)	Effective July 1, 2020, the expense limit decreased from 1.51% to 1.50%.
See accompanying notes to financial statements.
65 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class N
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$9.92	$9.64	$11.22	$11.65	$11.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.48	0.42	0.31	0.29	0.35
Net realized and unrealized gain (loss)	(0.21)	0.29	(1.57)	(0.25)	0.94
Total from Investment Operations	0.27	0.71	(1.26)	0.04	1.29
LESS DISTRIBUTIONS FROM:
Net investment income	(0.48)	(0.43)	(0.31)	(0.30)	(0.35)
Net realized capital gains	—	—	(0.01)	(0.17)	(0.62)
Total Distributions	(0.48)	(0.43)	(0.32)	(0.47)	(0.97)
Net asset value, end of the period	$9.71	$9.92	$9.64	$11.22	$11.65
Total return(b)	2.74%	7.55%	(11.26)%	0.37%	11.74%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,763,066	$1,496,893	$1,348,621	$1,473,020	$1,188,772
Net expenses(c)	0.44%	0.44%	0.45%(d)	0.45%	0.46%(e)
Gross expenses	0.48%	0.47%	0.47%	0.47%	0.47%
Net investment income	4.86%	4.32%	3.02%	2.53%	3.04%
Portfolio turnover rate	39%	25%	31%	27%	70%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2022, the expense limit decreased from 0.45% to 0.44%.
(e)	Effective July 1, 2020, the expense limit decreased from 0.46% to 0.45%.
See accompanying notes to financial statements.
| 66

Financial Highlights (continued)
For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class Y
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$9.92	$9.64	$11.22	$11.66	$11.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.47	0.42	0.30	0.29	0.35
Net realized and unrealized gain (loss)	(0.20)	0.28	(1.56)	(0.27)	0.94
Total from Investment Operations	0.27	0.70	(1.26)	0.02	1.29
LESS DISTRIBUTIONS FROM:
Net investment income	(0.47)	(0.42)	(0.31)	(0.29)	(0.35)
Net realized capital gains	—	—	(0.01)	(0.17)	(0.62)
Total Distributions	(0.47)	(0.42)	(0.32)	(0.46)	(0.97)
Net asset value, end of the period	$9.72	$9.92	$9.64	$11.22	$11.66
Total return(b)	2.80%	7.50%	(11.31)%	0.24%	11.68%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$11,221,966	$7,942,477	$4,833,608	$3,920,635	$3,704,948
Net expenses(c)	0.49%	0.49%	0.49%(d)	0.50%	0.51%(e)
Gross expenses	0.56%	0.56%	0.55%	0.54%	0.55%
Net investment income	4.80%	4.33%	3.01%	2.49%	2.98%
Portfolio turnover rate	39%	25%	31%	27%	70%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2022, the expense limit decreased from 0.50% to 0.49%.
(e)	Effective July 1, 2020, the expense limit decreased from 0.51% to 0.50%.
See accompanying notes to financial statements.
67 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Investment Grade Bond Fund—Admin Class
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the year	$9.88	$9.60	$11.18	$11.62	$11.30
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.42	0.36	0.25	0.23	0.29
Net realized and unrealized gain (loss)	(0.20)	0.29	(1.56)	(0.26)	0.94
Total from Investment Operations	0.22	0.65	(1.31)	(0.03)	1.23
LESS DISTRIBUTIONS FROM:
Net investment income	(0.42)	(0.37)	(0.26)	(0.24)	(0.29)
Net realized capital gains	—	—	(0.01)	(0.17)	(0.62)
Total Distributions	(0.42)	(0.37)	(0.27)	(0.41)	(0.91)
Net asset value, end of the period	$9.68	$9.88	$9.60	$11.18	$11.62
Total return(b)	2.28%	6.99%	(11.80)%	(0.26)%	11.17%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$90,999	$142,689	$122,710	$139,169	$125,460
Net expenses(c)	0.99%	0.99%	1.00%(d)	1.00%	1.01%(e)
Gross expenses	1.06%	1.06%	1.05%	1.04%	1.05%
Net investment income	4.27%	3.79%	2.47%	1.98%	2.48%
Portfolio turnover rate	39%	25%	31%	27%	70%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2022, the expense limit decreased from 1.00% to 0.99%.
(e)	Effective July 1, 2020, the expense limit decreased from 1.01% to 1.00%.
See accompanying notes to financial statements.
| 68

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Alpha Fund—Class A
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$9.34	$9.14	$10.34	$10.43	$9.69
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.52	0.42	0.34	0.26	0.28
Net realized and unrealized gain (loss)	0.22	0.27	(1.20)	(0.15)	0.67
Total from Investment Operations	0.74	0.69	(0.86)	0.11	0.95
LESS DISTRIBUTIONS FROM:
Net investment income	(0.51)	(0.49)	(0.34)	(0.20)	(0.21)
Net asset value, end of the period	$9.57	$9.34	$9.14	$10.34	$10.43
Total return(b)	8.10%(c)	7.70%(c)	(8.29)%	1.07%	9.97%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$15,930	$17,891	$29,797	$41,765	$36,067
Net expenses	0.99%(d)(e)	1.00%	1.00%	0.97%	0.99%
Gross expenses	1.05%	1.03%	1.00%	0.97%	0.99%
Net investment income	5.47%	4.51%	3.59%	2.45%	2.81%
Portfolio turnover rate	55%	38%	46%(f)	218%(f)	498%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2024, the expense limit decreased from 1.00% to 0.98%. See Note 6 of Notes to Financial Statements.
(f)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to a decrease in trading volume and shareholder flows which has continued through 2022.
See accompanying notes to financial statements.
69 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Alpha Fund—Class C
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$9.33	$9.13	$10.32	$10.40	$9.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.45	0.35	0.27	0.18	0.21
Net realized and unrealized gain (loss)	0.21	0.26	(1.19)	(0.15)	0.66
Total from Investment Operations	0.66	0.61	(0.92)	0.03	0.87
LESS DISTRIBUTIONS FROM:
Net investment income	(0.44)	(0.41)	(0.27)	(0.11)	(0.13)
Net asset value, end of the period	$9.55	$9.33	$9.13	$10.32	$10.40
Total return(b)	7.31%(c)	6.77%(c)	(8.90)%	0.30%	9.12%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,134	$2,531	$3,309	$4,266	$8,962
Net expenses	1.74%(d)(e)	1.75%	1.75%	1.73%	1.74%
Gross expenses	1.80%	1.78%	1.75%	1.73%	1.74%
Net investment income	4.72%	3.81%	2.84%	1.68%	2.14%
Portfolio turnover rate	55%	38%	46%(f)	218%(f)	498%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2024, the expense limit decreased from 1.75% to 1.73%. See Note 6 of Notes to Financial Statements.
(f)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to a decrease in trading volume and shareholder flows which has continued through 2022.
See accompanying notes to financial statements.
| 70

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Alpha Fund—Class N
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$9.32	$9.12	$10.32	$10.41	$9.67
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.55	0.44	0.37	0.29	0.31
Net realized and unrealized gain (loss)	0.21	0.27	(1.19)	(0.15)	0.67
Total from Investment Operations	0.76	0.71	(0.82)	0.14	0.98
LESS DISTRIBUTIONS FROM:
Net investment income	(0.54)	(0.51)	(0.38)	(0.23)	(0.24)
Net asset value, end of the period	$9.54	$9.32	$9.12	$10.32	$10.41
Total return	8.45%(b)	7.94%(b)	(8.00)%	1.38%	10.36%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$119,054	$105,702	$164,264	$484,005	$527,494
Net expenses	0.69%(c)(d)	0.70%	0.69%	0.67%	0.68%
Gross expenses	0.73%	0.71%	0.69%	0.67%	0.68%
Net investment income	5.77%	4.83%	3.81%	2.74%	3.13%
Portfolio turnover rate	55%	38%	46%(e)	218%(e)	498%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2024, the expense limit decreased from 0.70% to 0.68%. See Note 6 of Notes to Financial Statements.
(e)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to a decrease in trading volume and shareholder flows which has continued through 2022.
See accompanying notes to financial statements.
71 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Alpha Fund—Class Y
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$9.31	$9.12	$10.31	$10.41	$9.67
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.54	0.44	0.37	0.28	0.30
Net realized and unrealized gain (loss)	0.21	0.26	(1.19)	(0.15)	0.68
Total from Investment Operations	0.75	0.70	(0.82)	0.13	0.98
LESS DISTRIBUTIONS FROM:
Net investment income	(0.53)	(0.51)	(0.37)	(0.23)	(0.24)
Net asset value, end of the period	$9.53	$9.31	$9.12	$10.31	$10.41
Total return	8.29%(b)	7.90%(b)	(7.97)%	1.32%	10.19%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$460,318	$476,304	$650,242	$930,815	$742,493
Net expenses	0.74%(c)(d)	0.75%	0.75%	0.72%	0.74%
Gross expenses	0.80%	0.78%	0.75%	0.72%	0.74%
Net investment income	5.72%	4.80%	3.83%	2.70%	3.05%
Portfolio turnover rate	55%	38%	46%(e)	218%(e)	498%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2024, the expense limit decreased from 0.75% to 0.73%. See Note 6 of Notes to Financial Statements.
(e)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to a decrease in trading volume and shareholder flows which has continued through 2022.
See accompanying notes to financial statements.
| 72

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Income Fund—Class A
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020
Net asset value, beginning of the year	$11.92	$11.65	$14.19	$14.03	$13.58	$14.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.62	0.57	0.44	0.26	0.10	0.47
Net realized and unrealized gain (loss)	0.18	0.34	(2.24)	0.27	0.63	(0.66)
Total from Investment Operations	0.80	0.91	(1.80)	0.53	0.73	(0.19)
LESS DISTRIBUTIONS FROM:
Net iNet investment income	(0.68)	(0.64)	(0.74)	(0.37)	(0.16)	(0.45)
Net realized capital gains	—	—	—	—	(0.12)	(0.03)
Total Distributions	(0.68)	(0.64)	(0.74)	(0.37)	(0.28)	(0.48)
Net asset value, end of the period	$12.04	$11.92	$11.65	$14.19	$14.03	$13.58
Total return(b)	6.95%(c)	8.02%(c)	(12.80)%(c)	3.85%(c)	5.37%(d)	(1.39)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$840,790	$946,579	$1,067,151	$1,512,939	$1,682,562	$1,683,547
Net expenses	0.93%(e)(f)	0.94%(g)	0.95%(h)	0.96%(i)	0.97%(j)	0.97%(k)
Gross expenses	1.00%	1.00%	0.98%	0.97%	0.97%(j)	0.97%
Net investment income	5.18%	4.89%	3.45%	1.85%	2.78%(j)	3.42%
Portfolio turnover rate	81%	39%	23%	99%(l)	30%(m)	30%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2024, the expense limit decreased from 0.93% to 0.92%. See Note 6 of Notes to Financial Statements.
(g)	Effective July 1, 2023, the expense limit decreased from 0.94% to 0.93%.
(h)	Effective July 1, 2022, the expense limit decreased from 0.95% to 0.94%.
(i)	Effective July 1, 2021, the expense limit decreased from 1.00% to 0.95%.
(j)	Computed on an annualized basis for periods less than one year.
(k)	Effective July 1, 2020, the expense limit decreased from 1.25% to 1.00%.
(l)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(m)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
73 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Income Fund—Class C
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020
Net asset value, beginning of the year	$12.08	$11.80	$14.36	$14.18	$13.72	$14.39
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.54	0.48	0.34	0.16	0.07	0.38
Net realized and unrealized gain (loss)	0.18	0.35	(2.26)	0.28	0.64	(0.68)
Total from Investment Operations	0.72	0.83	(1.92)	0.44	0.71	(0.30)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.58)	(0.55)	(0.64)	(0.26)	(0.13)	(0.34)
Net realized capital gains	—	—	—	—	(0.12)	(0.03)
Total Distributions	(0.58)	(0.55)	(0.64)	(0.26)	(0.25)	(0.37)
Net asset value, end of the period	$12.22	$12.08	$11.80	$14.36	$14.18	$13.72
Total return(b)	6.13%(c)	7.26%(c)	(13.48)%(c)	3.13%(c)	5.17%(d)	(2.18)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$27,013	$34,212	$52,977	$120,091	$259,780	$277,896
Net expenses	1.68%(e)(f)	1.69%(g)	1.70%(e)(h)	1.71%(e)(i)	1.72%(j)	1.72%(k)
Gross expenses	1.75%	1.75%	1.73%	1.72%	1.72%(j)	1.72%
Net investment income	4.43%	4.09%	2.62%	1.12%	2.04%(j)	2.75%
Portfolio turnover rate	81%	39%	23%	99%(l)	30%(m)	30%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2024, the expense limit decreased from 1.68% to 1.67%. See Note 6 of Notes to Financial Statements.
(g)	Effective July 1, 2023, the expense limit decreased from 1.69% to 1.68%.
(h)	Effective July 1, 2022, the expense limit decreased from 1.70% to 1.69%.
(i)	Effective July 1, 2021, the expense limit decreased from 1.75% to 1.70%.
(j)	Computed on an annualized basis for periods less than one year.
(k)	Effective July 1, 2020, the expense limit decreased from 2.00% to 1.75%.
(l)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(m)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
| 74

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Income Fund—Class N
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020
Net asset value, beginning of the year	$11.90	$11.63	$14.17	$14.01	$13.57	$14.24
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.66	0.60	0.47	0.31	0.11	0.52
Net realized and unrealized gain (loss)	0.17	0.34	(2.23)	0.27	0.62	(0.66)
Total from Investment Operations	0.83	0.94	(1.76)	0.58	0.73	(0.14)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.71)	(0.67)	(0.78)	(0.42)	(0.17)	(0.50)
Net realized capital gains	—	—	—	—	(0.12)	(0.03)
Total Distributions	(0.71)	(0.67)	(0.78)	(0.42)	(0.29)	(0.53)
Net asset value, end of the period	$12.02	$11.90	$11.63	$14.17	$14.01	$13.57
Total return	7.20%(b)	8.45%(b)	(12.55)%	4.19%	5.39%(c)	(1.06)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$204,205	$220,360	$220,229	$280,661	$247,697	$212,804
Net expenses	0.62%(d)(e)	0.64%(f)	0.64%(g)	0.65%(h)	0.65%(i)	0.64%(j)
Gross expenses	0.67%	0.66%	0.64%	0.65%	0.65%(i)	0.64%
Net investment income	5.48%	5.20%	3.77%	2.17%	3.13%(i)	3.77%
Portfolio turnover rate	81%	39%	23%	99%(k)	30%(l)	30%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2024, the expense limit decreased from 0.63% to 0.62%. See Note 6 of Notes to Financial Statements.
(f)	Effective July 1, 2023, the expense limit decreased from 0.64% to 0.63%.
(g)	Effective July 1, 2022, the expense limit decreased from 0.65% to 0.64%.
(h)	Effective July 1, 2021, the expense limit decreased from 0.70% to 0.65%.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective July 1, 2020, the expense limit decreased from 0.95% to 0.70%.
(k)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(l)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
75 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Income Fund—Class Y
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020
Net asset value, beginning of the year	$11.90	$11.63	$14.17	$14.01	$13.56	$14.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.65	0.60	0.47	0.30	0.11	0.51
Net realized and unrealized gain (loss)	0.18	0.34	(2.24)	0.27	0.62	(0.66)
Total from Investment Operations	0.83	0.94	(1.77)	0.57	0.73	(0.15)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.71)	(0.67)	(0.77)	(0.41)	(0.16)	(0.49)
Net realized capital gains	—	—	—	—	(0.12)	(0.03)
Total Distributions	(0.71)	(0.67)	(0.77)	(0.41)	(0.28)	(0.52)
Net asset value, end of the period	$12.02	$11.90	$11.63	$14.17	$14.01	$13.56
Total return	7.24%(b)	8.30%(b)	(12.60)%(b)	4.12%(b)	5.44%(c)	(1.14)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,629,062	$1,586,092	$1,816,763	$3,058,635	$3,693,954	$3,774,113
Net expenses	0.67%(d)(e)	0.69%(f)	0.70%(d)(g)	0.71%(d)(h)	0.72%(i)	0.72%(j)
Gross expenses	0.75%	0.75%	0.73%	0.72%	0.72%(i)	0.72%
Net investment income	5.43%	5.13%	3.68%	2.10%	3.03%(i)	3.68%
Portfolio turnover rate	81%	39%	23%	99%(k)	30%(l)	30%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2024, the expense limit decreased from 0.68% to 0.67%. See Note 6 of Notes to Financial Statements.
(f)	Effective July 1, 2023, the expense limit decreased from 0.69% to 0.68%.
(g)	Effective July 1, 2022, the expense limit decreased from 0.70% to 0.69%.
(h)	Effective July 1, 2021, the expense limit decreased from 0.75% to 0.70%.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective July 1, 2020, the expense limit decreased from 1.00% to 0.75%.
(k)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(l)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
| 76

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Income Fund—Admin Class
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020
Net asset value, beginning of the year	$11.87	$11.60	$14.14	$13.97	$13.53	$14.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.59	0.54	0.40	0.23	0.09	0.44
Net realized and unrealized gain (loss)	0.18	0.34	(2.23)	0.28	0.62	(0.66)
Total from Investment Operations	0.77	0.88	(1.83)	0.51	0.71	(0.22)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.65)	(0.61)	(0.71)	(0.34)	(0.15)	(0.42)
Net realized capital gains	—	—	—	—	(0.12)	(0.03)
Total Distributions	(0.65)	(0.61)	(0.71)	(0.34)	(0.27)	(0.45)
Net asset value, end of the period	$11.99	$11.87	$11.60	$14.14	$13.97	$13.53
Total return	6.72%(b)	7.78%(b)	(13.07)%(b)	3.68%(b)	5.24%(c)	(1.64)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$61,083	$66,181	$68,788	$95,250	$105,172	$103,197
Net expenses	1.18%(d)(e)	1.19%(f)	1.20%(d)(g)	1.21%(d)(h)	1.22%(i)	1.22%(j)
Gross expenses	1.26%	1.25%	1.23%	1.22%	1.22%(i)	1.22%
Net investment income	4.93%	4.65%	3.20%	1.60%	2.53%(i)	3.19%
Portfolio turnover rate	81%	39%	23%	99%(k)	30%(l)	30%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2024, the expense limit decreased from 1.18% to 1.17%. See Note 6 of Notes to Financial Statements.
(f)	Effective July 1, 2023, the expense limit decreased from 1.19% to 1.18%.
(g)	Effective July 1, 2022, the expense limit decreased from 1.20% to 1.19%.
(h)	Effective July 1, 2021, the expense limit decreased from 1.25% to 1.20%.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective July 1, 2020, the expense limit decreased from 1.50% to 1.25%.
(k)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(l)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
77 |

Notes to Financial Statements
December 31, 2024
1.Organization. Loomis Sayles Funds II and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Funds II:
Loomis Sayles High Income Fund (“High Income Fund”)
Loomis Sayles Investment Grade Bond Fund (“Investment Grade Bond Fund”)
Loomis Sayles Strategic Income Fund (“Strategic Income Fund”)
Natixis Funds Trust II:
Loomis Sayles Strategic Alpha Fund (“Strategic Alpha Fund”)
Each Fund is a diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares. In addition, Investment Grade Bond Fund and Strategic Income Fund also offer Admin Class shares.
Class A shares are sold with a maximum front-end sales charge of 4.25% for each Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee. Admin Class shares are offered exclusively through intermediaries.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fee applicable to Class A, Class C and Admin Class) and transfer agent fees are borne collectively for Class A, Class C, Class Y and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named investment adviser acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee
| 78

Notes to Financial Statements (continued)
December 31, 2024
believes that, over time, they are traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Option contracts on foreign indices are priced at the most recent settlement price. Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations (“CLOs”) are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers. Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of the investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
79 |

Notes to Financial Statements (continued)
December 31, 2024
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.
For the year ended December 31, 2024, the amount of income available to be distributed has been reduced by the following amounts as a result of losses arising from changes in exchange rates:

Strategic Alpha Fund	$2,805,230
Strategic Income Fund	4,648,875
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
e. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
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Notes to Financial Statements (continued)
December 31, 2024
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
f. Option Contracts. A Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.
When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.
Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. Option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
g. Swap Agreements. A Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s)for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of
81 |

Notes to Financial Statements (continued)
December 31, 2024
Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
h. Swaptions. A Fund may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.
When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked-to-market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.
When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.
OTC interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption. Swaptions outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
i. Due to/from Brokers. Transactions and positions in certain options, forward foreign currency contracts and swap agreements are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Strategic Income Fund represents cash pledged as initial margin for centrally cleared swap agreements. The due from brokers balance in the Statements of Assets and Liabilities for Strategic Alpha Fund represents cash pledged as collateral for options and as initial margin for centrally cleared swap agreements. In certain circumstances the Funds’ use of cash, securities and/ or foreign currency held at brokers is restricted by regulation or broker mandated limits. The due to brokers balance in the Statements of Assets and Liabilities for Strategic Income Fund represents securities received as collateral for forward foreign currency contracts. The due to brokers balance in the Statements of Assets and Liabilities for Strategic Alpha Fund represents cash received as collateral for forward foreign currency contracts. In certain circumstances a Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.
j. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of December 31, 2024 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
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Notes to Financial Statements (continued)
December 31, 2024
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
k. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, paydown gains and losses, defaulted and/or non-income producing securities, convertible bond adjustments, corporate actions, foreign currency gains and losses, perpetual bond adjustments, capital gains taxes, return of capital distributions received, capital gain distributions received, swap contracts adjustments and trust preferred securities. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, premium amortization, defaulted and/or non-income producing securities, swap contracts adjustments, wash sales, futures contract mark-to-market, return of capital distributions received, capital gain distributions received, trust preferred securities, perpetual bond adjustments, corporate actions, convertible bond adjustments, forward foreign currency contract mark-to-market, paydown gains and losses, straddle loss deferral adjustments, capital gains taxes and foreign currency gains and losses. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended December 31, 2024 and 2023 was as follows:
	2024 Distributions			2023 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
High Income Fund	$3,311,023	$ —	$3,311,023	$4,118,403	$ —	$4,118,403
Investment Grade Bond Fund	619,942,218	—	619,942,218	379,102,057	—	379,102,057
Strategic Alpha Fund	32,357,828	—	32,357,828	38,213,893	—	38,213,893
Strategic Income Fund	162,874,729	—	162,874,729	167,988,200	—	167,988,200
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
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Notes to Financial Statements (continued)
December 31, 2024
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
Undistributed ordinary income	$43,702	$2,810,781	$942,857	$ —
Capital loss carryforward:
Short-term:
No expiration date	(2,483,134)	(151,405,878)	(9,528,111)	(31,765,548)
Long-term:
No expiration date	(22,703,111)	(436,249,225)	(65,414,159)	(526,244,098)
Total capital loss carryforward	(25,186,245)	(587,655,103)	(74,942,270)	(558,009,646)
Late-year ordinary and post-October capital loss deferrals*	—	—	—	(658,904)
Unrealized depreciation	(8,200,909)	(121,941,952)	(73,856,767)	(287,812,685)
Total accumulated losses	$(33,343,452)	$(706,786,274)	$(147,856,180)	$(846,481,235)

*
Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after
October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Strategic Income Fund is deferring foreign currency losses.

As of December 31, 2024, unrealized appreciation (depreciation) as a component of distributable earnings was as follows:
	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
Unrealized appreciation (depreciation)
Investments	$(8,200,896)	$(121,941,912)	$(63,028,098)	$(285,177,172)
Foreign currency translations	(13)	(40)	(10,828,669)	(2,635,513)
Total unrealized depreciation	(8,200,909)	(121,941,952)	(73,856,767)	(287,812,685)
As of December 31, 2024, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
Federal tax cost	$73,725,070	$14,883,276,505	$643,324,392	$3,029,794,696
Gross tax appreciation	$495,087	$176,678,201	$10,259,079	$54,258,602
Gross tax depreciation	(8,695,983)	(298,620,113)	(83,889,304)	(341,976,990)
Net tax depreciation	$(8,200,896)	$(121,941,912)	$(73,630,225)	$(287,718,388)
The difference between these amounts and those reported in the preceding table, if any, are primarily attributable to foreign currency mark-to-market.
l. Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized
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Notes to Financial Statements (continued)
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settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
m. Loan Participations. A Fund’s investment in senior loans may be in the form of participations in loans. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, a Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
n. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
o. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of December 31, 2024, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
p. When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.
Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
There were no when-issued or delayed delivery securities held by the Funds as of December 31, 2024.
q. Stripped Securities. A Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its investments in IOs. Stripped securities outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
r. Unfunded Loan Commitments. A Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund's NAV as if the Fund had created a degree of leverage in the
85 |

Notes to Financial Statements (continued)
December 31, 2024
portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments. Unfunded loan commitments outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
s. Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
| 86

Notes to Financial Statements (continued)
December 31, 2024
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of December 31, 2024, at value:
High Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$ —	$183,092	$ —	$183,092
Non-Agency Commercial Mortgage-Backed Securities	—	809,701	46,706	856,407
All Other Non-Convertible Bonds(a)	—	50,116,962	—	50,116,962
Total Non-Convertible Bonds	—	51,109,755	46,706	51,156,461
Convertible Bonds(a)	—	4,019,469	—	4,019,469
Total Bonds and Notes	—	55,129,224	46,706	55,175,930
Senior Loans(a)	—	4,700,945	—	4,700,945
Collateralized Loan Obligations	—	252,032	—	252,032
Preferred Stocks(a)	228,646	—	—	228,646
Common Stocks
Real Estate Management & Development	—	336	—	336
All Other Common Stocks(a)	26,872	—	—	26,872
Total Common Stocks	26,872	336	—	27,208
Warrants	—	—	—	—
Other Investments(a)	—	—	—	—
Short-Term Investments	—	5,139,413	—	5,139,413
Total Investments	255,518	65,221,950	46,706	65,524,174
Futures Contracts (unrealized appreciation)	15,553	—	—	15,553
Total	$271,071	$65,221,950	$46,706	$65,539,727

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(1,104)	$ —	$ —	$(1,104)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
87 |

Notes to Financial Statements (continued)
December 31, 2024

Investment Grade Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$13,642,263,393	$ —	$13,642,263,393
Collateralized Loan Obligations	—	430,071,729	—	430,071,729
Senior Loans(a)	—	335,579,725	—	335,579,725
Preferred Stocks(a)	41,413,481	—	—	41,413,481
Private Credit
Financial Other	—	—	9,889,870	9,889,870
Short-Term Investments	—	302,116,395	—	302,116,395
Total Investments	41,413,481	14,710,031,242	9,889,870	14,761,334,593
Futures Contracts (unrealized appreciation)	36,920,325	—	—	36,920,325
Total	$78,333,806	$14,710,031,242	$9,889,870	$14,798,254,918

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(117,704,078)	$ —	$ —	$(117,704,078)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
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Notes to Financial Statements (continued)
December 31, 2024

Strategic Alpha Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$24,205,275	$1,983,855	$26,189,130
Non-Agency Commercial Mortgage-Backed Securities	—	36,043,734	819,674	36,863,408
All Other Non-Convertible Bonds(a)	—	349,114,541	—	349,114,541
Total Non-Convertible Bonds	—	409,363,550	2,803,529	412,167,079
Convertible Bonds(a)	—	8,166,332	—	8,166,332
Total Bonds and Notes	—	417,529,882	2,803,529	420,333,411
Collateralized Loan Obligations	—	47,136,598	—	47,136,598
Common Stocks
Real Estate Management & Development	—	56,904	—	56,904
All Other Common Stocks(a)	13,163,011	—	—	13,163,011
Total Common Stocks	13,163,011	56,904	—	13,219,915
Senior Loans(a)	—	9,193,621	—	9,193,621
Preferred Stocks(a)	1,721,130	—	—	1,721,130
Other Investments(a)	—	—	—	—
Short-Term Investments	—	81,090,943	—	81,090,943
Total Investments	14,884,141	555,007,948	2,803,529	572,695,618
Centrally Cleared Interest Rate Swap Agreements (unrealized appreciation)	—	196,489	—	196,489
Centrally Cleared Credit Default Swap Agreements (unrealized appreciation)	—	1,267	—	1,267
Forward Foreign Currency Contracts (unrealized appreciation)	—	546,054	—	546,054
Futures Contracts (unrealized appreciation)	1,295,619	—	—	1,295,619
Total	$16,179,760	$555,751,758	$2,803,529	$574,735,047

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(10,623)	$ —	$ —	$(10,623)
Centrally Cleared Credit Default Swap Agreements (unrealized depreciation)	—	(276,084)	—	(276,084)
Futures Contracts (unrealized depreciation)	(169,989)	—	—	(169,989)
Total	$(180,612)	$(276,084)	$ —	$(456,696)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
89 |

Notes to Financial Statements (continued)
December 31, 2024

Strategic Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$2,163,990,223	$ —	$2,163,990,223
Common Stocks
Real Estate Management & Development	—	221,217	—	221,217
Technology Hardware, Storage & Peripherals	5,860,579	35,652	—	5,896,231
All Other Common Stocks(a)	208,908,860	—	—	208,908,860
Total Common Stocks	214,769,439	256,869	—	215,026,308
Senior Loans(a)	—	187,261,266	—	187,261,266
Collateralized Loan Obligations	—	89,984,817	—	89,984,817
Preferred Stocks
Convertible Preferred Stocks(a)	9,004,647	—	—	9,004,647
Non-Convertible Preferred Stocks
Home Construction	3,681,789	—	—	3,681,789
Office REITs	—	—	1,625,746	1,625,746
Other REITs	—	6,530,951	—	6,530,951
Total Non-Convertible Preferred Stocks	3,681,789	6,530,951	1,625,746	11,838,486
Total Preferred Stocks	12,686,436	6,530,951	1,625,746	20,843,133
Short-Term Investments	—	64,970,561	—	64,970,561
Total Investments	227,455,875	2,512,994,687	1,625,746	2,742,076,308
Forward Foreign Currency Contracts (unrealized appreciation)	—	143,817	—	143,817
Futures Contracts (unrealized appreciation)	6,348,632	—	—	6,348,632
Total	$233,804,507	$2,513,138,504	$1,625,746	$2,748,568,757

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(6,750,014)	$ —	$ —	$(6,750,014)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2023 and/or December 31, 2024:
High Income Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2024
Bonds and Notes
Non-Convertible Bonds
Home Construction	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —
| 90

Notes to Financial Statements (continued)
December 31, 2024
High Income Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2024
Non-Agency Commercial Mortgage- Backed Securities	$107,108	$ —	$ —	$(60,402)	$ —	$ —	$ —	$ —	$46,706	$(60,402)
Warrants	—	—	—	—	—	—	—	—	—	—
Other Investments
Aircraft ABS	—	—	—	—	—	—	—	—	—	—
Total	$107,108	$ —	$ —	$(60,402)	$ —	$ —	$ —	$ —	$46,706	$(60,402)

Investment Grade Bond Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2024
Private Credit
Financial Other	$ —	$ —	$ —	$(110,130)	$10,000,000	$ —	$ —	$ —	$9,889,870	$(110,130)

Strategic Alpha Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2024
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$40,417	$ —	$5,901	$23,733	$ —	$(376,285)	$2,290,089	$ —	$1,983,855	$24,112
Non-Agency Commercial Mortgage- Backed Securities	1,528,640	—	—	(708,966)	—	—	—	—	819,674	(708,966)
91 |

Notes to Financial Statements (continued)
December 31, 2024
Strategic Alpha Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2024
Other Investments
Aircraft ABS	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Total	$1,569,057	$ —	$5,901	$(685,233)	$ —	$(376,285)	$2,290,089	$ —	$2,803,529	$(684,854)
Debt securities valued at $2,290,089 were transferred from Level 2 to Level 3 during the period ended December 31, 2024. At December 31, 2023, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At December 31, 2024, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the securities.
Strategic Income Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2024
Preferred Stocks
Non-Convertible Preferred Stocks
Office REITs	$1,579,642	$ —	$ —	$46,104	$ —	$ —	$ —	$ —	$1,625,746	$46,104
4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include forward foreign currency contracts, futures contracts, option contracts and swap agreements.
The Funds are subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Funds may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. The Funds may also use credit default swaps, as a protection seller, to gain investment exposure. During the year ended December 31, 2024, High Income Fund, Strategic Alpha Fund and Strategic Income Fund engaged in credit default swap agreements (as a protection seller) to gain investment exposure. Strategic Alpha Fund also engaged in credit default swap agreements (as a protection buyer) to hedge its credit exposure.
Strategic Alpha Fund and Strategic Income Fund are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the year ended December 31, 2024, the Funds engaged in forward foreign currency contracts for hedging purposes and Strategic Alpha Fund also engaged in forward foreign currency contracts to gain exposure to foreign currencies.
Investment Grade Bond Fund, Strategic Alpha Fund and Strategic Income Fund are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. The Funds will be subject to increased interest rate risk to the
| 92

Notes to Financial Statements (continued)
December 31, 2024
extent that they invest in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts, purchased put options, purchased call options, written call options and interest rate swap agreements to hedge against changes in interest rates. The Funds may write put options to offset the cost of options used for hedging purposes. The Funds may use futures to manage duration without having to buy or sell portfolio securities. The Funds may also use futures contracts and interest rate swap agreements to gain investment exposure. During the year ended December 31, 2024, Strategic Alpha Fund engaged in futures contracts (including options on futures) and interest rate swap agreements for hedging purposes, yield curve management and to manage duration and interest rate swap agreements to gain investment exposure. During the year ended December 31, 2024, Investment Grade Bond Fund and Strategic Income Fund used futures contracts to manage duration. During the year ended December 31, 2024, Strategic Income Fund used options on futures for hedging purposes.
Strategic Alpha Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes and use futures and option contracts to gain investment exposure. During the year ended December 31, 2024, the Fund engaged in option contracts for hedging purposes and to gain investment exposure.
The following is a summary of derivative instruments for High Income Fund as of December 31, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$15,553

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(1,104)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for High Income Fund during the year ended December 31, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts	Swap agreements
Interest rate contracts	$41,834	$ —
Credit contracts	—	29,856
Total	$41,834	$29,856

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Swap agreements
Interest rate contracts	$14,449	$ —
Credit contracts	—	(30,163)
Total	$14,449	$(30,163)
93 |

Notes to Financial Statements (continued)
December 31, 2024
The following is a summary of derivative instruments for Investment Grade Bond Fund as of December 31, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$36,920,325

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(117,704,078)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Investment Grade Bond Fund during the year ended December 31, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(100,893,552)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(193,321,953)
The following is a summary of derivative instruments for Strategic Alpha Fund as of December 31, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Swap agreements at value[2]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$546,054	$ —	$ —	$546,054
Exchange-traded/cleared asset derivatives
Interest rate contracts	—	1,295,619	197,964	1,493,583
Total asset derivatives	$546,054	$1,295,619	$197,964	$2,039,637
| 94

Notes to Financial Statements (continued)
December 31, 2024

Liabilities	Options written at value	Unrealized depreciation on futures contracts[1]	Swap agreements at value[2]	Total
Exchange-traded/cleared liability derivatives
Interest rate contracts	$ —	$(169,989)	$ —	$(169,989)
Credit contracts	—	—	(3,204,438)	(3,204,438)
Equity contracts	(10,623)	—	—	(10,623)
Total exchange-traded/cleared liability derivatives	$(10,623)	$(169,989)	$(3,204,438)	$(3,385,050)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

2
Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid
(received), if any, and unrealized appreciation (depreciation) on each individual contract. Unrealized appreciation (depreciation) and upfront premiums paid (received)
for bilateral swap agreements are reported within the Statements of Assets and Liabilities. Only the current day’s variation margin on centrally cleared swap agreements is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Strategic Alpha Fund during the year ended December 31, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Investments[1]	Forward foreign currency contracts	Futures contracts	Options written	Swap agreements
Interest rate contracts	$(39,839)	$ —	$2,168,931	$1,100,165	$(84,223)
Foreign exchange contracts	—	(424,070)	—	—	—
Credit contracts	—	—	—	—	(5,228,537)
Equity contracts	—	—	—	(61,253)	—
Total	$(39,839)	$(424,070)	$2,168,931	$1,038,912	$(5,312,760)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[1]	Forward foreign currency contracts	Futures contracts	Options written	Swap agreements
Interest rate contracts	$45,683	$ —	$1,164,609	$ —	$(327,622)
Foreign exchange contracts	—	843,534	—	—	—
Credit contracts	—	—	—	—	2,494,223
Equity contracts	—	—	—	28,001	—
Total	$45,683	$843,534	$1,164,609	$28,001	$2,166,601

1	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.
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Notes to Financial Statements (continued)
December 31, 2024
The following is a summary of derivative instruments for Strategic Income Fund as of December 31, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$143,817	$ —	$143,817
Exchange-traded asset derivatives
Interest rate contracts	—	6,348,632	6,348,632
Total asset derivatives	$143,817	$6,348,632	$6,492,449

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(6,750,014)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Strategic Income Fund during the year ended December 31, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Investments[1]	Forward foreign currency contracts	Futures contracts	Options written	Swap agreements
Interest rate contracts	$6,558,354	$ —	$10,707,209	$(3,927,504)	$ —
Foreign exchange contracts	—	462,448	—	—	—
Credit contracts	—	—	—	—	3,738,894
Total	$6,558,354	$462,448	$10,707,209	$(3,927,504)	$3,738,894

[1]	Represents realized gain for purchased options during the period.

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$(28,211,767)
Foreign exchange contracts	234,143	—
Total	$234,143	$(28,211,767)
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The volume of forward foreign currency contract, futures contract and swap agreement activity, as a percentage of net assets for High Income Fund, Investment Grade Bond Fund, Strategic Alpha Fund and Strategic Income Fund, based on gross month-end or daily (as
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Notes to Financial Statements (continued)
December 31, 2024
applicable) notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the year ended December 31, 2024:
High Income Fund	Futures	Credit Default Swaps
Average Notional Amount Outstanding	3.07%	0.07%
Highest Notional Amount Outstanding	11.77%	0.00%
Lowest Notional Amount Outstanding	0.00%	0.00%
Notional Amount Outstanding as of December 31, 2024	10.87%	0.00%

Investment Grade Bond Fund	Futures
Average Notional Amount Outstanding	64.37%
Highest Notional Amount Outstanding	92.13%
Lowest Notional Amount Outstanding	54.16%
Notional Amount Outstanding as of December 31, 2024	58.35%

Strategic Alpha Fund	Forwards	Futures	Credit Default Swaps	Interest Rate Swaps
Average Notional Amount Outstanding	3.40%	81.64%	7.36%	3.14%
Highest Notional Amount Outstanding	4.07%	100.47%	10.55%	3.32%
Lowest Notional Amount Outstanding	2.90%	69.85%	4.60%	2.92%
Notional Amount Outstanding as of December 31, 2024	3.12%	71.02%	6.80%	2.93%

Strategic Income Fund	Forwards	Futures	Credit Default Swaps
Average Notional Amount Outstanding	0.31%	62.93%	0.89%
Highest Notional Amount Outstanding	0.32%	72.27%	4.38%
Lowest Notional Amount Outstanding	0.29%	49.88%	0.00%
Notional Amount Outstanding as of December 31, 2024	0.31%	69.88%	0.00%
Unrealized gain and/or loss on open forwards, futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward, futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.
The volume of option contract activity, as a percentage of net assets for Strategic Alpha Fund and Strategic Income Fund based on the month-end market values of instruments underlying purchased and written options, at absolute value, was as follows for the year ended December 31, 2024:
Strategic Alpha Fund	Call Options Purchased*	Call Options Written*	Put Options Purchased*	Put Options Written*
Average Market Value of Underlying Instruments	14.11%	15.54%	9.92%	8.81%
Highest Market Value of Underlying Instruments	82.71%	82.99%	39.97%	39.97%
Lowest Market Value of Underlying Instruments	0.00%	0.00%	0.00%	0.00%
Market Value of Underlying Instruments as of December 31, 2024	0.00%	0.18%	0.00%	0.00%

*	Market value of underlying instruments is determined by multiplying option shares by the price of the option’s underlying security.
97 |

Notes to Financial Statements (continued)
December 31, 2024

Strategic Income Fund	Call Options Purchased*	Call Options Written*
Average Market Value of Underlying Instruments	5.91%	5.91%
Highest Market Value of Underlying Instruments	52.33%	52.33%
Lowest Market Value of Underlying Instruments	0.00%	0.00%
Market Value of Underlying Instruments as of December 31, 2024	0.00%	0.00%

*	Market value of underlying instruments is determined by multiplying option shares by the price of the option’s underlying security.
Amounts outstanding at the end of the prior period, if applicable, are included in the average amount outstanding.
Over-the-counter derivatives, including forward foreign currency contracts and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds' ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.
As of December 31, 2024, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:
Strategic Alpha Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$41,570	$ —	$41,570	$ —	$41,570
BNP Paribas SA	504,484	—	504,484	(270,000)	234,484
	$546,054	$ —	$546,054	$(270,000)	$276,054

Strategic Income Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$143,817	$ —	$143,817	$(48,256)	$95,561
The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).
Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or
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Notes to Financial Statements (continued)
December 31, 2024
goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the year ended December 31, 2024, purchases and sales of securities (excluding short-term investments and option/swaption contracts and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Fund	$2,474,217	$2,489,306	$59,568,799	$43,791,944
Investment Grade Bond Fund	3,487,786,033	1,972,230,785	7,333,518,694	2,718,053,038
Strategic Alpha Fund	69,869,810	39,072,960	217,623,112	361,012,929
Strategic Income Fund	644,806,937	563,222,694	1,555,730,593	1,846,821,259
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $200 million	Next $1.05 billion	Next $750 million	Next $13 billion	Next $10 billion	Over $25 billion
High Income Fund	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Investment Grade Bond Fund	0.40%	0.40%	0.40%	0.40%	0.38%	0.38%
Strategic Alpha Fund	0.60%	0.60%	0.55%	0.55%	0.55%	0.55%
Strategic Income Fund	0.64%	0.59%	0.59%	0.54%	0.54%	0.53%
Loomis Sayles have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2025 for High Income Fund and Investment Grade Bond Fund and April 30, 2026 for Strategic Alpha Fund and Strategic Income Fund, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the year ended December 31, 2024, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y	Admin Class
High Income Fund	0.95%	1.70%	0.65%	0.70%	— %
Investment Grade Bond Fund	0.74%	1.49%	0.44%	0.49%	0.99%
Strategic Alpha Fund	0.98%	1.73%	0.68%	0.73%	— %
Strategic Income Fund	0.92%	1.67%	0.62%	0.67%	1.17%
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Notes to Financial Statements (continued)
December 31, 2024
Prior to July 1, 2024, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Strategic Alpha Fund and Strategic Income Fund were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y	Admin Class
Strategic Alpha Fund	1.00%	1.75%	0.70%	0.75%	— %
Strategic Income Fund	0.93%	1.68%	0.63%	0.68%	1.18%
Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For year ended December 31, 2024, the management fees and waivers of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
High Income Fund	$245,163	$245,163	$ —	0.55%	— %
Investment Grade Bond Fund	51,116,844	7,580,274	43,536,570	0.40%	0.34%
Strategic Alpha Fund	3,430,960	306,652	3,124,308	0.60%	0.55%
Strategic Income Fund	16,281,287	2,129,409	14,151,878	0.58%	0.50%

[1]	Management fee waivers are subject to possible recovery until December 31, 2025.
In addition, Loomis Sayles reimbursed non-class-specific expenses of High Income Fund in the amount of $2,467, for the year ended December 31, 2024, which is subject to possible recovery until December 31, 2025.
No expenses were recovered for any of the Funds during the year ended December 31, 2024 under the terms of the expense limitation agreements.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution"), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”), and Investment Grade Bond Fund and Strategic Income Fund have adopted a Distribution Plan relating to their Admin Class shares (the “Admin Class Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
Under the Admin Class Plans, Investment Grade Bond Fund and Strategic Income Fund pay Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales
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Notes to Financial Statements (continued)
December 31, 2024
charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
In addition, the Admin Class shares of Investment Grade Bond Fund and Strategic Income Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.
For the year ended December 31, 2024, the service and distribution fees for each Fund were as follows:
	Service Fees			Distribution Fees
Fund	Class A	Class C	Admin Class	Class C	Admin Class
High Income Fund	$40,989	$1,613	$ —	$4,838	$ —
Investment Grade Bond Fund	1,884,392	183,840	252,763	551,519	252,763
Strategic Alpha Fund	42,237	6,137	—	18,411	—
Strategic Income Fund	2,232,485	73,877	159,582	221,630	159,582
c. Administrative Fees. Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the year ended December 31, 2024, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
High Income Fund	$19,746
Investment Grade Bond Fund	5,649,771
Strategic Alpha Fund	253,433
Strategic Income Fund	1,245,536
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the year ended December 31, 2024, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
High Income Fund	$16,473
Investment Grade Bond Fund	8,093,973
Strategic Alpha Fund	323,003
Strategic Income Fund	2,123,795
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Notes to Financial Statements (continued)
December 31, 2024
As of December 31, 2024, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
High Income Fund	$218
Investment Grade Bond Fund	104,506
Strategic Alpha Fund	4,318
Strategic Income Fund	23,517
Sub-transfer agent fees attributable to Class A, Class C, Class Y, and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the year ended December 31, 2024 were as follows:
Fund	Commissions
High Income Fund	$1,484
Investment Grade Bond Fund	71,172
Strategic Alpha Fund	1,240
Strategic Income Fund	11,450
f.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $400,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $225,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $25,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Effective January 1, 2025, the Chairperson of the Board of Trustees will receive a retainer fee at the annual rate of $410,000 and each Independent Trustee (other than the Chairperson) will receive, in the aggregate, a retainer fee at the annual rate of $235,000. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each will receive an additional retainer fee at the annual rate of $30,000. All other Trustees fees will remain unchanged.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.
g. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to High Income Fund to reimburse any and all transfer agency expenses for the Fund's Class N shares. This undertaking is in effect through April 30, 2025 and is not subject to recovery under the expense limitation agreement described above.
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Notes to Financial Statements (continued)
December 31, 2024
For the year ended December 31, 2024, Natixis Advisors reimbursed High Income Fund $1,089 for transfer agency expenses related to Class N shares.
h. Affiliated Ownership. As of December 31, 2024, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of Investment Grade Bond Fund representing 0.06% of the Funds’ net assets.
7.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the year ended December 31, 2024 the Funds incurred the following class-specific transfer agent fees and expenses (net of expenses offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y	Admin Class
High Income Fund	$10,425	$404	$1,089	$16,930	$ —
Investment Grade Bond Fund	592,052	57,817	39,920	7,687,340	79,215
Strategic Alpha Fund	12,274	1,783	2,983	324,224	—
Strategic Income Fund	768,264	25,425	5,463	1,385,342	54,921
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the year ended December 31, 2024, none of the Funds had borrowings under this agreement.
10.Risk. The Funds’ investments in foreign securities, as applicable, may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Funds’ investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of December 31, 2024, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds' total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
High Income Fund	3	58.76%
Strategic Alpha Fund	3	22.23%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
103 |

Notes to Financial Statements (continued)
December 31, 2024
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
High Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	407,784	$1,447,079	306,032	$1,067,932
Issued in connection with the reinvestment of distributions	291,253	1,032,950	321,597	1,120,237
Redeemed	(561,291)	(1,999,446)	(1,580,015)	(5,494,862)
Net change	137,746	$480,583	(952,386)	$(3,306,693)
Class C
Issued from the sale of shares	27,474	$97,483	16,682	$58,103
Issued in connection with the reinvestment of distributions	8,420	29,991	13,573	47,529
Redeemed	(93,260)	(328,358)	(155,457)	(547,251)
Net change	(57,366)	$(200,884)	(125,202)	$(441,619)
Class N
Issued from the sale of shares	5,461,393	$20,042,792	8,277	$29,269
Issued in connection with the reinvestment of distributions	3,882	13,784	3,146	10,957
Redeemed	(604)	(2,150)	(617)	(2,157)
Net change	5,464,671	$20,054,426	10,806	$38,069
Class Y
Issued from the sale of shares	556,117	$1,990,803	1,888,911	$6,708,806
Issued in connection with the reinvestment of distributions	520,426	1,842,463	682,486	2,379,629
Redeemed	(1,526,051)	(5,410,200)	(22,464,868)	(80,345,925)
Net change	(449,508)	$(1,576,934)	(19,893,471)	$(71,257,490)
Increase (decrease) from capital share transactions	5,095,543	$18,757,191	(20,960,253)	$(74,967,733)
| 104

Notes to Financial Statements (continued)
December 31, 2024
12.Capital Shares (continued).

	Year Ended December 31, 2024		Year Ended December 31, 2023
Investment Grade Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	26,764,024	$265,006,606	25,396,146	$246,567,507
Issued in connection with the reinvestment of distributions	2,725,267	26,791,333	2,264,608	21,815,546
Redeemed	(21,961,568)	(216,736,020)	(21,822,384)	(209,544,718)
Net change	7,527,723	$75,061,919	5,838,370	$58,838,335
Class C
Issued from the sale of shares	3,135,088	$30,570,416	3,184,655	$30,498,673
Issued in connection with the reinvestment of distributions	273,634	2,652,555	209,731	1,993,258
Redeemed	(2,278,515)	(22,109,680)	(2,302,311)	(21,957,456)
Net change	1,130,207	$11,113,291	1,092,075	$10,534,475
Class N
Issued from the sale of shares	162,576,050	$1,601,821,643	91,924,554	$885,815,955
Issued in connection with the reinvestment of distributions	9,681,246	95,245,458	5,076,986	48,937,064
Redeemed	(38,624,809)	(380,529,693)	(86,022,542)	(837,693,684)
Net change	133,632,487	$1,316,537,408	10,978,998	$97,059,335
Class Y
Issued from the sale of shares	572,433,695	$5,656,002,799	467,964,100	$4,536,504,200
Issued in connection with the reinvestment of distributions	41,931,290	412,717,735	25,929,745	249,724,582
Redeemed	(259,765,886)	(2,561,733,329)	(194,903,390)	(1,871,622,848)
Net change	354,599,099	$3,506,987,205	298,990,455	$2,914,605,934
Admin Class
Issued from the sale of shares	1,871,601	$18,416,037	2,991,834	$29,088,850
Issued in connection with the reinvestment of distributions	430,330	4,214,052	515,315	4,946,804
Redeemed	(7,335,705)	(72,649,573)	(1,847,534)	(17,617,451)
Net change	(5,033,774)	$(50,019,484)	1,659,615	$16,418,203
Increase from capital share transactions	491,855,742	$4,859,680,339	318,559,513	$3,097,456,282
105 |

Notes to Financial Statements (continued)
December 31, 2024
12.Capital Shares (continued).

	Year Ended December 31, 2024		Year Ended December 31, 2023
Strategic Alpha Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	350,664	$3,354,758	456,338	$4,209,477
Issued in connection with the reinvestment of distributions	69,162	654,580	99,309	909,163
Redeemed	(669,080)	(6,366,924)	(1,899,495)	(17,465,791)
Net change	(249,254)	$(2,357,586)	(1,343,848)	$(12,347,151)
Class C
Issued from the sale of shares	35,982	$337,864	45,444	$418,841
Issued in connection with the reinvestment of distributions	10,839	102,345	11,120	101,827
Redeemed	(94,620)	(897,819)	(147,682)	(1,359,697)
Net change	(47,799)	$(457,610)	(91,118)	$(839,029)
Class N
Issued from the sale of shares	3,947,742	$37,604,636	1,364,528	$12,543,692
Issued in connection with the reinvestment of distributions	354,227	3,348,959	302,868	2,768,620
Redeemed	(3,162,406)	(29,856,563)	(8,330,688)	(76,590,983)
Net change	1,139,563	$11,097,032	(6,663,292)	$(61,278,671)
Class Y
Issued from the sale of shares	12,427,633	$118,005,832	15,287,147	$140,821,294
Issued in connection with the reinvestment of distributions	2,350,883	22,166,703	2,964,920	27,064,532
Redeemed	(17,629,260)	(165,769,844)	(38,425,804)	(352,610,278)
Net change	(2,850,744)	$(25,597,309)	(20,173,737)	$(184,724,452)
Decrease from capital share transactions	(2,008,234)	$(17,315,473)	(28,271,995)	$(259,189,303)
| 106

Notes to Financial Statements (continued)
December 31, 2024
12.Capital Shares (continued).

	Year Ended December 31, 2024		Year Ended December 31, 2023
Strategic Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	4,253,966	$50,847,208	5,396,144	$63,165,985
Issued in connection with the reinvestment of distributions	3,022,907	36,108,475	3,339,258	38,694,621
Redeemed	(16,871,761)	(201,830,838)	(20,930,624)	(243,186,741)
Net change	(9,594,888)	$(114,875,155)	(12,195,222)	$(141,326,135)
Class C
Issued from the sale of shares	379,126	$4,661,012	344,723	$4,070,984
Issued in connection with the reinvestment of distributions	97,309	1,178,054	133,724	1,571,614
Redeemed	(1,097,186)	(13,282,338)	(2,137,792)	(25,254,269)
Net change	(620,751)	$(7,443,272)	(1,659,345)	$(19,611,671)
Class N
Issued from the sale of shares	2,835,597	$33,873,687	2,056,873	$24,053,872
Issued in connection with the reinvestment of distributions	1,000,834	11,938,846	1,023,850	11,845,636
Redeemed	(5,366,365)	(64,345,137)	(3,497,513)	(40,734,619)
Net change	(1,529,934)	$(18,532,604)	(416,790)	$(4,835,111)
Class Y
Issued from the sale of shares	39,573,130	$478,304,339	24,750,383	$288,798,152
Issued in connection with the reinvestment of distributions	5,689,333	67,917,317	5,940,532	68,749,953
Redeemed	(43,031,282)	(514,294,020)	(53,605,076)	(622,978,815)
Net change	2,231,181	$31,927,636	(22,914,161)	$(265,430,710)
Admin Class
Issued from the sale of shares	242,359	$2,862,778	244,917	$2,861,871
Issued in connection with the reinvestment of distributions	284,226	3,380,731	296,316	3,419,495
Redeemed	(1,007,245)	(11,992,307)	(894,094)	(10,337,583)
Net change	(480,660)	$(5,748,798)	(352,861)	$(4,056,217)
Decrease from capital share transactions	(9,995,052)	$(114,672,193)	(37,538,379)	$(435,259,844)
107 |

Report of Independent Registered Public Accounting Firm
To the Boards of Trustees of Loomis Sayles Funds II and Natixis Funds Trust II and Shareholders of Loomis Sayles High Income Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Strategic Income Fund, and Loomis Sayles Strategic Alpha Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Loomis Sayles High Income Fund, Loomis Sayles Investment Grade Bond Fund, and Loomis Sayles Strategic Income Fund (three of the funds constituting Loomis Sayles Funds II) and Loomis Sayles Strategic Alpha Fund (one of the funds constituting Natixis Funds Trust II) (hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 2025
We have served as the auditor of one or more investment companies in Natixis Investment Company Complex since at least 1995. We have not been able to determine the specific year we began serving as auditor.
| 108

2024 U.S. Tax Distribution Information to Shareholders (Unaudited)
Corporate Dividends Received Deduction. For the fiscal year ended December 31, 2024, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:
Fund	Qualifying Percentage
High Income Fund	0.14%
Investment Grade Bond Fund	0.13%
Strategic Alpha Fund	0.75%
Strategic Income Fund	2.63%
Qualified Dividend Income. For the fiscal year ended December 31, 2024, the Funds below will designate up to the maximum amount allowable pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Funds pay a distribution during calendar year 2024, complete information will be reported in conjunction with Form 1099-DIV. These percentages are noted below:
Fund	Qualifying Percentage
High Income Fund	0.39%
Investment Grade Bond Fund	0.11%
Strategic Alpha Fund	1.11%
Strategic Income Fund	3.10%
109 |

This Page Intentionally Left Blank

˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 3/31/2026
IF58A-1224
This page is not part of the financial statements and other important information

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statements regarding basis for approval of investment advisory contracts are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit is filed herewith.

(a) (2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a) (3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.

(a) (3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a) (3)(2)	Changes in the registrant’s independent public accountant. Not Applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)	Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 24, 2025

By:	/s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and
Accounting Officer
Date:	February 24, 2025